UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

June 30, 2008 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Semi-Annual Reports

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Socially Responsive Fund

Russell Investment Funds

Russell Investment Funds – LifePoints® Variable Target Portfolio Series

*See Table of Contents for more information and a list of Prospectus supplements included herein.

Flexible Payment Variable Annuity Account A

Flexible Payment Variable Annuity Account A (Fee Based)

Flexible Payment Variable Annuity Account B

Flexible Payment Variable Annuity Account B (Fee Based)

Group Combination Annuity Account C

Flexible Payment Variable Annuity Account C (Network Edition)

14-1558 (0107) (REV 0708)

Northwestern Mutual®

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

For eligible owners, get up-to-date information about your contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among investment options, change the allocation and obtain fund performance information.

Information on the internet:

Northwestern Mutual Financial Network

WWW.NMFN.COM

For information about Northwestern Mutual visit us on our Website. Included is fund performance information (which can be found at nmfn.com > Investment Products > Annuities > Fund Information > Performance History), forms for routine service, and daily unit values for contracts you own with your User ID and password. Eligible owners may also transfer invested assets among funds and change the allocation of future contributions online.

For further information, contact either your Northwestern Mutual Financial Representative or The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman Socially Responsive Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report (This report follows the end of the Neuberger Berman Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report (This report follows the end of the Russell Investment Funds Portfolio)

Prospectus Supplements

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Semi-Annual Report June 30, 2008

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Letter to Clients

June 30, 2008

The first half of 2008 has been a remarkable period during which what was essentially a financial crisis born on Wall Street seeped into the broader economy. The effect on Main Street has been a direct blow to consumer wealth, spending, and confidence. Indeed, by the Federal Reserve’s count, falling stock and home values wiped out nearly $2 trillion, or about 3%, of consumers’ net worth in the first quarter of the year.

Certainly, we have faced stern economic and financial challenges in the past, and the array of policy and market responses has been sufficient to see us through. And ultimately, we believe that will be true this time as well. But there are a number of factors that we believe make this period unique. To underscore the differing nature of the challenges we face this time, consider that the Fed has taken a series of unprecedented steps in recent months to help ease the credit crisis, including opening its lending window to large, non-banking financial institutions. These moves have helped stabilize the system, but they’ve also pointed out the limits of Fed power.

This limitation is apparent in the current crisis when one observes how one of the primary tools of Fed policy — lower short-term rates — has been blunted. Lower short-term rates typically help corporations and consumers refinance debt and give banks an incentive to lend, both of which are good for growth. However, falling home prices and the massive refinancing wave that already occurred earlier this decade have limited the benefits of home loan refinancing and have interfered with the usual boost to consumers in the form of increased cash availability or lower mortgage payments.

Unfortunately, the Fed’s rate cuts have had some unintended effects — they’ve helped weaken the dollar and pump up commodity prices. Higher prices for food, energy, and a whole range of finished goods are acting as a tax on consumers at the very moment the economy is weakening and the Fed would prefer consumers to be borrowing and spending more, rather than less. You can begin to understand the importance of this equation when you consider that consumer spending has historically accounted for more than 70% of U.S. economic growth according to the Bureau of Economic Analysis.

U.S. consumers are also key for foreign, export-oriented economies. We’ve always been skeptical of arguments for the “decoupling” of global growth from the U.S. economy — if the engine of growth slows, the global growth vehicle must also slow. Select commodity-exporting countries can continue to do well, but from a broad perspective, it is hard to see global growth continuing apace. This is evident as economies in Japan, Europe, and a number of emerging countries have already begun to slow.

These factors have important implications for investment returns, as slower growth and rising inflation make a difficult investing backdrop. For the six months ended June 30, 2008, the Lehman Brothers Aggregate Bond Index — a broad measure of high-quality bond performance — returned 1.13%. At the same time, the S&P 500® Index returned -11.91%, while international equities returned -15.70% as measured by the MSCI EAFE Index in local currency. Even after taking into account the beneficial effect of a weaker U.S. dollar, international equities performed only marginally better than the S&P 500® Index, returning -10.96% as measured by the MSCI EAFE Index in U.S. dollars.

In this market climate, we think investors must ratchet down their expectations for total returns. Instead, we would encourage you to think in terms of relative returns and focus on capital preservation. This is not coded advice to favor bonds over stocks; rather, we believe an optimal strategy is a disciplined, balanced approach that emphasizes risk-adjusted returns.

Here we should say a word about risk — we would encourage you not to think in terms of risk of loss, but of opportunity lost. Thought of in this way, the risk of owning all stocks or all bonds should be clear. Instead, we believe the best way to increase the odds of investing success in these challenging financial times is to take a measured approach that provides exposure to all the broad asset classes.

Finally, I’d like to inform you I have taken on a new role within the Northwestern Mutual Life Insurance Company. In light of my new responsibilities, I will relinquish my responsibilities as President of the Northwestern Mutual Series Fund, Inc. effective July 1, 2008. Patricia Van Kampen, Vice President and Chief Investment Officer of Public Equities of Mason Street Advisors, LLC, will assume my prior role as President of the Northwestern Mutual Series Fund, Inc. Please join me in congratulating Patricia.

Mark G. Doll

President of Mason Street Advisors, LLC

Adviser to Northwestern Mutual Series Fund, Inc.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

Growth Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$901.10	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.15

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Growth Stock Portfolio

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.5%)
Abercrombie & Fitch Co. — Class A	80,500	5,046
Comcast Corp. — Class A	162,550	3,084
International Game Technology	162,200	4,052
J.C. Penney Co., Inc.	86,000	3,121
Johnson Controls, Inc.	190,300	5,458
*Kohl’s Corp.	128,500	5,145
Lowe’s Companies, Inc.	137,700	2,857
The McGraw-Hill Companies, Inc.	129,200	5,184
*MGM MIRAGE	61,529	2,085
News Corp. — Class A	203,400	3,059
NIKE, Inc. — Class B	116,000	6,914
Omnicom Group, Inc.	137,200	6,157
Target Corp.	78,900	3,668

Total		55,830

Consumer Staples (10.2%)
Avon Products, Inc.	221,200	7,968
The Coca-Cola Co.	136,900	7,116
CVS Caremark Corp.	250,129	9,898
*Hansen Natural Corp.	196,600	5,666
The Kroger Co.	90,300	2,607
PepsiCo, Inc.	150,500	9,570
Philip Morris International, Inc.	161,100	7,957
The Procter & Gamble Co.	112,900	6,865
Wal-Mart Stores, Inc.	161,900	9,099

Total		66,746

Energy (11.9%)
*Cameron International Corp.	59,800	3,310
Diamond Offshore Drilling, Inc.	32,500	4,522
Exxon Mobil Corp.	99,734	8,790
Halliburton Co.	90,400	4,798
Hess Corp.	37,300	4,707
*National-Oilwell Varco, Inc.	121,600	10,787
Occidental Petroleum Corp.	24,300	2,184
*SandRidge Energy, Inc.	98,600	6,368
Schlumberger, Ltd.	116,500	12,515
*Southwestern Energy Co.	137,300	6,537
*Transocean, Inc.	27,600	4,206
Valero Energy Corp.	38,600	1,590
XTO Energy, Inc.	110,750	7,587

Total		77,901

Financials (4.7%)
American Express Co.	59,100	2,226
CME Group, Inc.	11,700	4,483
The Goldman Sachs Group, Inc.	32,800	5,737
Nymex Holdings, Inc.	19,600	1,656
NYSE Euronext	24,900	1,261
Prudential Financial, Inc.	45,600	2,724
State Street Corp.	95,400	6,106

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)

Financials continued
T. Rowe Price Group, Inc.	64,000	3,614
Visa, Inc. — Class A	33,900	2,756

Total		30,563

Health Care (15.7%)
Abbott Laboratories	172,200	9,121
Allergan, Inc.	108,100	5,627
Baxter International, Inc.	150,700	9,636
*Celgene Corp.	91,300	5,831
*Genentech, Inc.	39,800	3,021
*Genzyme Corp.	81,600	5,877
*Gilead Sciences, Inc.	264,800	14,021
*Hospira, Inc.	172,900	6,935
Johnson & Johnson	78,300	5,038
*Medco Health Solutions, Inc.	185,800	8,770
Merck & Co., Inc.	196,600	7,410
*St. Jude Medical, Inc.	93,700	3,830
Teva Pharmaceutical Industries, Ltd., ADR	141,800	6,494
*Thermo Fisher Scientific, Inc.	144,500	8,053
UnitedHealth Group, Inc.	111,000	2,914

Total		102,578

Industrials (9.6%)
The Boeing Co.	46,768	3,074
Danaher Corp.	129,600	10,017
Deere & Co.	34,800	2,510
Eaton Corp.	35,000	2,974
*Foster Wheeler, Ltd.	91,100	6,664
General Electric Co.	81,000	2,162
Honeywell International, Inc.	127,200	6,396
Norfolk Southern Corp.	106,600	6,681
*Spirit AeroSystems Holdings, Inc. — Class A	210,700	4,041
Textron, Inc.	114,100	5,469
Union Pacific Corp.	43,000	3,247
United Technologies Corp.	153,200	9,452

Total		62,687

Information Technology (27.9%)
Accenture, Ltd. — Class A	189,611	7,721
*Adobe Systems, Inc.	106,700	4,203
*Apple, Inc.	82,000	13,730
Applied Materials, Inc.	80,300	1,533
*Broadcom Corp. — Class A	231,150	6,308
*Cisco Systems, Inc.	540,100	12,563
Corning, Inc.	356,100	8,208
*eBay, Inc.	165,700	4,529
*Electronic Arts, Inc.	93,200	4,141
*EMC Corp.	187,000	2,747
*First Solar, Inc.	16,600	4,529
*Google, Inc. — Class A	37,842	19,921
Hewlett-Packard Co.	260,500	11,517
Intel Corp.	487,100	10,463

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
International Business Machines Corp.	104,400	12,375
Intersil Corp. — Class A	60,700	1,476
KLA-Tencor Corp.	30,100	1,225
MasterCard, Inc.	5,500	1,460
*MEMC Electronic Materials, Inc.	85,800	5,280
Microsoft Corp.	802,200	22,068
*Oracle Corp.	376,600	7,909
QUALCOMM, Inc.	177,400	7,871
*Research In Motion, Ltd.	43,900	5,132
Texas Instruments, Inc.	53,600	1,509
*Varian Semiconductor Equipment Associates, Inc.	43,400	1,511
*Yahoo!, Inc.	110,700	2,287

Total		182,216

Materials (4.7%)
Freeport-McMoRan Copper & Gold, Inc.	49,600	5,813
Monsanto Co.	133,500	16,879
Praxair, Inc.	85,800	8,086

Total		30,778

Telecommunication Services (1.8%)
*American Tower Corp. — Class A	146,300	6,181
*NII Holdings, Inc.	120,000	5,699

Total		11,880

Total Common Stocks (Cost: $554,076)		621,179

Money Market Investments (4.8%)

Autos (2.3%)
(b)New Center Asset Trust, 2.98%, 7/25/08	15,000,000	14,969

Total		14,969

Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	1,500,000	1,497

Total		1,497

Finance Services (0.8%)
Ciesco LLC, 2.63%, 7/7/08	5,200,000	5,198

Total		5,198

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Growth Stock Portfolio

Money Market Investments (4.8%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (1.5%)
(b)Kraft Foods, Inc., 2.85%, 7/1/08	10,000,000	10,000

Total		10,000

Total Money Market Investments (Cost: $31,664)		31,664

Total Investments (99.8%) (Cost $585,740)(a)		652,843

Other Assets, Less Liabilities (0.2%)		1,148

Net Assets (100.0%)		653,991

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $585,740 and the net unrealized appreciation of investments based on that cost was $67,103 which is comprised of $112,069 aggregate gross unrealized appreciation and $44,966 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	62	9/08	$(1,218)
(Total Notional Value at June 30, 2008, $21,075)

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Focused Appreciation Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Effective April 30, 2008, the name of the Portfolio was changed to the Focused Appreciation Portfolio to more clearly reflect the Portfolio’s focused investment strategy. There was no change in investment strategy.

The Portfolio may hold fewer securities than other diversified portfolios because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,003.40	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$3.92

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Focused Appreciation Portfolio

Focused Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (1.2%)
Boyd Gaming Corp.	183,875	2,310
Sony Corp., ADR	22,620	989

Total		3,299

Consumer Staples (8.0%)
Bunge, Ltd.	92,310	9,941
CVS Caremark Corp.	312,510	12,366

Total		22,307

Energy (14.4%)
Apache Corp.	51,065	7,098
EOG Resources, Inc.	60,895	7,989
Hess Corp.	130,685	16,491
Occidental Petroleum Corp.	93,900	8,438

Total		40,016

Financials (7.5%)
CME Group, Inc.	10,040	3,847
The Goldman Sachs Group, Inc.	73,530	12,860
Lehman Brothers Holdings, Inc.	208,170	4,124

Total		20,831

Health Care (16.6%)
Alcon, Inc.	49,940	8,130
*Celgene Corp.	289,275	18,476
*Genentech, Inc.	66,640	5,058
*Gilead Sciences, Inc.	268,915	14,239

Total		45,903

Industrials (3.0%)
Precision Castparts Corp.	87,380	8,421

Total		8,421

Information Technology (27.7%)
*Akamai Technologies, Inc.	107,728	3,748
*Apple, Inc.	164,690	27,575
*Cisco Systems, Inc.	354,350	8,242
*Electronic Arts, Inc.	72,915	3,240
*Google, Inc. — Class A	24,510	12,903
*Oracle Corp.	402,925	8,461
*Research In Motion, Ltd.	104,855	12,258

Total		76,427

Materials (11.9%)
Companhia Vale do Rio Doce, ADR	29,305	1,050
Monsanto Co.	106,280	13,438
Potash Corp. of Saskatchewan, Inc.	80,880	18,486

Total		32,974

Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.2%)
*tw telecom, Inc.	207,900	3,333

Total		3,333

Total Common Stocks (Cost: $200,098)		253,511

Money Market Investments (8.6%)

Autos (0.9%)
Fcar Owner Trust I, 2.85%, 7/21/08	1,200,000	1,198
New Center Asset Trust, 2.98%, 7/25/08	1,200,000	1,198

Total		2,396

Finance Lessors (1.3%)
Ranger Funding Co. LLC, 2.65%, 7/24/08	1,200,000	1,198
Thunder Bay Funding, Inc., 2.65%, 7/15/08	1,200,000	1,199
Windmill Funding Corp., 2.54%, 7/11/08	1,200,000	1,199

Total		3,596

Government (4.9%)
Federal Home Loan Bank, 2.15%, 7/11/08	4,500,000	4,498
Federal Home Loan Bank, 2.20%, 7/9/08	2,000,000	1,999
Federal Home Loan Bank, 2.24%, 7/23/08	7,000,000	6,989

Total		13,486

Miscellaneous Business Credit Institutions (0.7%)
Kraft Foods, Inc., 2.85%, 7/1/08	1,000,000	1,000
Viacom, Inc., 2.95%, 7/1/08	900,000	900

Total		1,900

Security Brokers and Dealers (0.4%)
Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	1,200,000	1,200

Total		1,200

Money Market Investments (8.6%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (0.4%)
Old Line Funding Corp., 2.68%, 7/14/08	1,200,000	1,199

Total		1,199

Total Money Market Investments (Cost: $23,777)		23,777

Total Investments (100.1%) (Cost $223,875)(a)		277,288

Other Assets, Less Liabilities (-0.1%)		(155)

Net Assets (100.0%)		277,133

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $223,875 and the net unrealized appreciation of investments based on that cost was $53,413 which is comprised of $65,999 aggregate gross unrealized appreciation and $12,586 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$887.90	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.20

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.5%)
Abercrombie & Fitch Co. — Class A	31,600	1,981
Comcast Corp. — Class A	133,800	2,538
International Game Technology	116,600	2,913
J.C. Penney Co., Inc.	63,300	2,297
Johnson Controls, Inc.	114,700	3,290
*Kohl’s Corp.	62,300	2,494
Lowe’s Companies, Inc.	103,700	2,152
*MGM MIRAGE	45,574	1,545
News Corp. — Class A	157,200	2,364
NIKE, Inc. — Class B	60,800	3,624
Omnicom Group, Inc.	100,800	4,524
Target Corp.	34,400	1,599

Total		31,321

Consumer Staples (9.8%)
Avon Products, Inc.	169,100	6,091
The Coca-Cola Co.	108,300	5,629
CVS Caremark Corp.	185,522	7,341
*Hansen Natural Corp.	122,000	3,516
The Kroger Co.	68,500	1,978
PepsiCo, Inc.	67,000	4,261
Philip Morris International, Inc.	96,000	4,741
The Procter & Gamble Co.	128,862	7,836
Wal-Mart Stores, Inc.	99,200	5,575

Total		46,968

Energy (15.4%)
*Cameron International Corp.	64,900	3,592
ConocoPhillips	54,888	5,181
Diamond Offshore Drilling, Inc.	25,100	3,492
Exxon Mobil Corp.	215,300	18,974
Halliburton Co.	67,100	3,561
Hess Corp.	24,000	3,029
*National-Oilwell Varco, Inc.	80,600	7,151
Occidental Petroleum Corp.	11,100	997
*SandRidge Energy, Inc.	73,700	4,760
Schlumberger, Ltd.	76,700	8,240
*Southwestern Energy Co.	103,000	4,904
*Transocean, Inc.	21,300	3,246
Valero Energy Corp.	21,500	885
XTO Energy, Inc.	87,850	6,019

Total		74,031

Financials (11.4%)
American Express Co.	65,600	2,471
American International Group, Inc.	96,832	2,562
Bank of America Corp.	93,700	2,237
Citigroup, Inc.	250,900	4,205
CME Group, Inc.	8,500	3,257
Countrywide Financial Corp.	531,600	2,259
Freddie Mac	70,900	1,163

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Genworth Financial, Inc. — Class A	52,900	942
The Goldman Sachs Group, Inc.	29,200	5,107
JPMorgan Chase & Co.	153,296	5,260
Nymex Holdings, Inc.	14,700	1,242
Prudential Financial, Inc.	63,500	3,793
State Street Corp.	91,500	5,855
T. Rowe Price Group, Inc.	48,300	2,728
The Travelers Companies, Inc.	107,800	4,679
Visa, Inc. — Class A	25,900	2,106
Wachovia Corp.	94,600	1,469
Wells Fargo & Co.	140,900	3,346

Total		54,681

Health Care (14.1%)
Abbott Laboratories	106,300	5,631
Allergan, Inc.	83,300	4,336
Baxter International, Inc.	113,700	7,270
Cardinal Health, Inc.	29,400	1,516
*Celgene Corp.	92,495	5,908
*Express Scripts, Inc.	42,800	2,684
*Genzyme Corp.	51,300	3,695
*Gilead Sciences, Inc.	175,300	9,282
*Hospira, Inc.	112,100	4,496
Johnson & Johnson	74,400	4,787
*Medco Health Solutions, Inc.	73,900	3,488
Merck & Co., Inc.	90,900	3,426
Teva Pharmaceutical Industries, Ltd., ADR	109,100	4,997
*Thermo Fisher Scientific, Inc.	116,200	6,476

Total		67,992

Industrials (9.9%)
The Boeing Co.	25,283	1,662
Danaher Corp.	61,600	4,762
Deere & Co.	26,000	1,875
Eaton Corp.	26,800	2,277
*Foster Wheeler, Ltd.	72,200	5,281
General Electric Co.	338,200	9,026
Honeywell International, Inc.	92,290	4,640
Norfolk Southern Corp.	79,600	4,989
*Spirit AeroSystems Holdings, Inc. — Class A	142,000	2,724
Textron, Inc.	52,300	2,507
Union Pacific Corp.	33,400	2,522
United Technologies Corp.	89,600	5,528

Total		47,793

Information Technology (19.2%)
Accenture, Ltd. — Class A	70,100	2,854
*Adobe Systems, Inc.	78,600	3,096
*Apple, Inc.	38,600	6,463
Applied Materials, Inc.	49,300	941

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Broadcom Corp. — Class A	138,950	3,792
*Cisco Systems, Inc.	245,900	5,720
Corning, Inc.	264,900	6,106
*Electronic Arts, Inc.	64,400	2,861
*EMC Corp.	140,400	2,062
*First Solar, Inc.	9,800	2,674
*Google, Inc. — Class A	14,400	7,580
Hewlett-Packard Co.	183,000	8,090
Intel Corp.	284,200	6,105
International Business Machines Corp.	63,100	7,479
Intersil Corp. — Class A	36,100	878
KLA-Tencor Corp.	23,100	940
*MEMC Electronic Materials, Inc.	39,200	2,412
Microchip Technology, Inc.	36,500	1,115
Microsoft Corp.	366,300	10,078
*Oracle Corp.	269,700	5,664
QUALCOMM, Inc.	67,100	2,977
Texas Instruments, Inc.	49,500	1,394
*Yahoo!, Inc.	50,100	1,035

Total		92,316

Materials (3.7%)
Freeport-McMoRan Copper & Gold, Inc.	37,200	4,359
Monsanto Co.	84,000	10,622
Praxair, Inc.	31,900	3,006

Total		17,987

Other Holdings (1.5%)
Financial Select Sector SPDR Fund	120,500	2,441
KBW Bank	37,000	1,060
Utilities Select Sector SPDR Fund	94,000	3,826

Total		7,327

Telecommunication Services (3.5%)
*American Tower Corp. — Class A	112,300	4,745
AT&T, Inc.	164,000	5,525
*NII Holdings, Inc.	50,300	2,389
Verizon Communications, Inc.	118,600	4,198

Total		16,857

Utilities (2.9%)
Exelon Corp.	87,900	7,907
FPL Group, Inc.	89,900	5,896

Total		13,803

Total Common Stocks (Cost: $431,092)		471,076

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Money Market Investments (1.7%)	Shares/ $ Par	Value $ (000’s)

Autos (1.5%)
New Center Asset Trust, 3.05%, 7/1/08	7,100,000	7,100

Total		7,100

Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	1,000,000	998

Total		998

Total Money Market Investments (Cost: $8,098)		8,098

Total Investments (99.6%) (Cost $439,190)(a)		479,174

Other Assets, Less Liabilities (0.4%)		1,889

Net Assets (100.0%)		481,063

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $439,190 and the net unrealized appreciation of investments based on that cost was $39,984 which is comprised of $88,167 aggregate gross unrealized appreciation and $48,183 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$860.50	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.27

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Cap Blend Portfolio

Large Cap Blend Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.9%)
Best Buy Co., Inc.	11,500	455
Carnival Corp.	3,500	115
CBS Corp. — Class B	7,000	136
*Coach, Inc.	1,400	40
Comcast Corp. — Class A	5,100	97
*Ford Motor Co.	38,800	187
Gannett Co., Inc.	8,100	176
*Hanesbrands, Inc.	5,600	152
The Home Depot, Inc.	5,500	129
Honda Motor Co., Ltd., ADR	5,000	170
*Jarden Corp.	3,200	58
Johnson Controls, Inc.	5,000	143
*Las Vegas Sands Corp.	3,000	142
Lowe’s Companies, Inc.	6,700	139
Nordstrom, Inc.	8,500	258
Omnicom Group, Inc.	2,600	117
Target Corp.	15,200	707
Time Warner, Inc.	5,700	84
*Time Warner Cable, Inc. — Class A	5,900	156
*Urban Outfitters, Inc.	4,800	150
*Viacom, Inc. — Class B	1,400	43
WABCO Holdings, Inc.	900	42
The Walt Disney Co.	7,900	246
Wynn Resorts, Ltd.	500	41

Total		3,983

Consumer Staples (7.2%)
Altria Group, Inc.	7,200	148
Anheuser-Busch Companies, Inc.	1,300	81
*Bare Escentuals, Inc.	4,200	79
Campbell Soup Co.	3,100	104
The Coca-Cola Co.	3,582	186
Costco Wholesale Corp.	800	56
*Energizer Holdings, Inc.	2,400	175
General Mills, Inc.	1,200	73
Kraft Foods, Inc. — Class A	14,700	418
PepsiCo, Inc.	8,000	509
Philip Morris International, Inc.	7,400	365
Sara Lee Corp.	20,800	255
Unilever NV	3,900	111
Walgreen Co.	2,000	65

Total		2,625

Energy (9.2%)
Anadarko Petroleum Corp.	1,500	112
Arch Coal, Inc.	1,700	128
Baker Hughes, Inc.	1,700	148
BJ Services Co.	8,800	281
Chevron Corp.	3,100	307
ConocoPhillips	4,100	387
EOG Resources, Inc.	600	79
Exxon Mobil Corp.	2,800	247
Marathon Oil Corp.	8,900	462

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Royal Dutch Shell PLC — Class A, ADR	3,300	270
Schlumberger, Ltd.	4,500	483
*Weatherford International, Ltd.	9,400	466

Total		3,370

Financials (14.1%)
Aflac, Inc.	2,400	151
Ambac Financial Group, Inc.	8,600	12
American Capital Strategies, Ltd.	2,400	57
American International Group, Inc.	14,600	386
Astoria Financial Corp.	2,500	50
*Berkshire Hathaway, Inc. — Class A	1	121
Capital One Financial Corp.	1,600	61
Federal National Mortgage Association	16,100	314
Fifth Third Bancorp	2,800	29
Freddie Mac	14,000	230
The Goldman Sachs Group, Inc.	4,400	769
Host Hotels & Resorts, Inc.	900	12
Hudson City Bancorp, Inc.	18,600	310
JPMorgan Chase & Co.	26,400	905
Lehman Brothers Holdings, Inc.	12,400	246
Marsh & McLennan Companies, Inc.	3,200	85
MBIA, Inc.	6,700	29
Mercury General Corp.	400	19
The Progressive Corp.	5,600	105
*SLM Corp.	5,700	110
SunTrust Banks, Inc.	2,300	83
Wachovia Corp.	19,300	300
Washington Mutual, Inc.	20,800	103
Wells Fargo & Co.	22,700	539
XL Capital, Ltd. — Class A	7,600	156

Total		5,182

Health Care (14.6%)
Abbott Laboratories	4,400	233
Aetna, Inc.	2,000	81
Allergan, Inc.	5,900	307
AstraZeneca PLC, ADR	6,900	293
Baxter International, Inc.	10,800	692
Bristol-Myers Squibb Co.	7,800	160
*Celgene Corp.	1,300	83
*Cerner Corp.	4,800	217
*DaVita, Inc.	2,600	138
*Forest Laboratories, Inc.	10,000	347
*Genentech, Inc.	12,200	927
*Gilead Sciences, Inc.	1,800	95
*Health Net, Inc.	1,300	31
*ImClone Systems, Inc.	7,000	283

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Medtronic, Inc.	6,400	331
Pfizer, Inc.	10,100	176
Sanofi-Aventis, ADR	4,700	156
*Sepracor, Inc.	7,800	155
Teva Pharmaceutical Industries, Ltd., ADR	3,900	179
UnitedHealth Group, Inc.	13,700	360
Wyeth	2,200	106

Total		5,350

Industrials (8.8%)
The Boeing Co.	1,800	118
Caterpillar, Inc.	1,000	74
Cooper Industries, Ltd. — Class A	1,300	51
Danaher Corp.	1,600	124
Emerson Electric Co.	2,500	124
FedEx Corp.	2,600	205
Fluor Corp.	2,200	409
General Electric Co.	18,900	504
Illinois Tool Works, Inc.	4,600	219
*Monster Worldwide, Inc.	6,200	128
Southwest Airlines Co.	19,000	248
Tyco International, Ltd.	2,500	100
United Parcel Service, Inc. — Class B	11,600	713
United Technologies Corp.	3,700	228

Total		3,245

Information Technology (19.9%)
*Adobe Systems, Inc.	5,400	213
*Affiliated Computer Services, Inc. — Class A	2,200	118
*Agilent Technologies, Inc.	6,300	224
Altera Corp.	4,300	89
*Apple, Inc.	1,600	268
Applied Materials, Inc.	24,600	470
ASML Holding NV	1,244	30
*Brocade Communications Systems, Inc.	32,300	266
*Cisco Systems, Inc.	22,800	530
*Cognizant Technology Solutions Corp. — Class A	2,500	81
Corning, Inc.	2,600	60
*Dell, Inc.	11,000	241
*eBay, Inc.	8,700	238
*Flextronics International, Ltd.	9,500	89
*Google, Inc. — Class A	2,050	1,079
Intel Corp.	13,000	279
International Business Machines Corp.	900	107
Jabil Circuit, Inc.	11,800	194
KLA-Tencor Corp.	10,300	419
*Lam Research Corp.	2,600	94
Microchip Technology, Inc.	3,400	104
*Micron Technology, Inc.	19,500	117
Microsoft Corp.	13,600	374

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

Large Cap Blend Portfolio

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*NetApp, Inc.	3,700	80
*Oracle Corp.	7,100	149
Paychex, Inc.	6,800	213
*Polycom, Inc.	4,600	112
QUALCOMM, Inc.	8,600	382
*SanDisk Corp.	13,900	260
Seagate Technology	4,800	92
*Sun Microsystems, Inc.	4,125	45
*VeriFone Holdings, Inc.	7,400	88
*Yahoo!, Inc.	9,400	194

Total		7,299

Materials (5.9%)
Allegheny Technologies, Inc.	6,200	368
Barrick Gold Corp.	11,300	513
Celanese Corp.	1,400	64
Cleveland-Cliffs, Inc.	1,600	191
Freeport-McMoRan Copper & Gold, Inc.	1,100	129
Monsanto Co.	1,800	228
Nucor Corp.	1,000	75
Potash Corp. of Saskatchewan, Inc.	2,300	525
Vulcan Materials Co.	1,000	60

Total		2,153

Other Holdings (1.4%)
SPDR Trust Series 1	4,000	512

Total		512

Telecommunication Services (2.8%)
*American Tower Corp. — Class A	4,800	203
AT&T, Inc.	13,300	448
*Level 3 Communications, Inc.	49,300	145
*tw telecom, Inc.	14,100	226

Total		1,022

Utilities (1.4%)
*The AES Corp.	3,300	63
Allegheny Energy, Inc.	1,100	55
*American Water Works Co., Inc.	4,700	104
CMS Energy Corp.	3,400	51
Edison International	2,900	150
Pinnacle West Capital Corp.	3,000	92

Total		515

Total Common Stocks (Cost: $41,519)		35,256

Preferred Stocks (0.6%)

Federal Savings Institutions (0.2%)
Fifth Third Bancorp, 8.50%, 12/31/49	400	43
Washington Mutual, Inc., 7.75%, 12/31/49	70	41

Total		84

Preferred Stocks (0.6%)	Shares/ $ Par	Value $ (000’s)

Financials (0.1%)
SLM Corp., 7.25%, 12/15/10	20	20

Total		20

Pharmaceutical Preparations (0.3%)
Schering-Plough Corp., 6.00%, 8/13/10	700	133

Total		133

Total Preferred Stocks (Cost: $281)		237

Money Market Investments (3.5%)

Autos (2.7%)
New Center Asset Trust, 3.05%, 7/1/08	1,000,000	1,000

Total		1,000

Security Brokers and Dealers (0.8%)
Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	300,000	300

Total		300

Total Money Market Investments (Cost: $1,300)		1,300

Total Investments (100.3%) (Cost $43,100)(a)		36,793

Other Assets, Less Liabilities (-0.3%)		(123)

Net Assets (100.0%)		36,670

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $43,100 and the net unrealized depreciation of investments based on that cost was $6,307 which is comprised of $1,846 aggregate gross unrealized appreciation and $8,153 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index”, “Standard & Poor’s MidCap 400 Index”, “S&P 500”, “Standard & Poor’s 500”, S&P SmallCap 600 and Standard & Poor’s SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$880.50	$0.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.02

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.0%)
Abercrombie & Fitch Co. — Class A	13,500	846
*Amazon.com, Inc.	48,300	3,542
*Apollo Group, Inc. — Class A	21,500	952
*AutoNation, Inc.	21,129	212
*AutoZone, Inc.	6,725	814
*Bed Bath & Beyond, Inc.	41,000	1,152
Best Buy Co., Inc.	55,175	2,185
*Big Lots, Inc.	12,700	397
The Black & Decker Corp.	9,500	546
Carnival Corp.	68,409	2,255
CBS Corp. — Class B	106,624	2,078
Centex Corp.	19,200	257
Clear Channel Communications, Inc.	78,050	2,747
*Coach, Inc.	55,100	1,591
Comcast Corp. — Class A	471,805	8,949
D.R. Horton, Inc.	42,900	465
Darden Restaurants, Inc.	22,450	717
Dillard’s, Inc. — Class A	8,964	104
*The DIRECTV Group, Inc.	111,600	2,892
The E.W. Scripps Co. —Class A	14,000	582
Eastman Kodak Co.	45,183	652
*Expedia, Inc.	32,700	601
Family Dollar Stores, Inc.	22,000	439
*Ford Motor Co.	339,765	1,634
Fortune Brands, Inc.	24,167	1,508
*GameStop Corp. — Class A	25,200	1,018
Gannett Co., Inc.	36,050	781
The Gap, Inc.	71,275	1,188
General Motors Corp.	88,727	1,020
Genuine Parts Co.	25,900	1,028
*The Goodyear Tire & Rubber Co.	37,600	670
H&R Block, Inc.	51,000	1,091
Harley-Davidson, Inc.	37,400	1,356
Harman International Industries, Inc.	9,500	393
Hasbro, Inc.	22,325	797
The Home Depot, Inc.	264,400	6,192
*IAC/InterActiveCorp	28,300	546
International Game Technology	49,000	1,224
*The Interpublic Group of Companies, Inc.	73,800	635
J.C. Penney Co., Inc.	34,750	1,261
Johnson Controls, Inc.	93,000	2,667
Jones Apparel Group, Inc.	13,600	187
KB Home	12,100	205
*Kohl’s Corp.	49,167	1,969
Leggett & Platt, Inc.	26,233	440
Lennar Corp. — Class A	21,800	269
Limited Brands, Inc.	48,687	820
Liz Claiborne, Inc.	15,600	221
Lowe’s Companies, Inc.	229,200	4,756

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Macy’s, Inc.	67,846	1,318
Marriott International, Inc. — Class A	47,200	1,239
Mattel, Inc.	56,588	969
McDonald’s Corp.	180,478	10,145
The McGraw-Hill Companies, Inc.	50,620	2,031
Meredith Corp.	5,900	167
The New York Times Co. —Class A	22,570	347
Newell Rubbermaid, Inc.	43,392	729
News Corp. — Class A	360,500	5,422
NIKE, Inc. — Class B	60,000	3,577
Nordstrom, Inc.	28,034	849
*Office Depot, Inc.	42,757	468
Omnicom Group, Inc.	50,200	2,253
Polo Ralph Lauren Corp.	9,200	578
Pulte Homes, Inc.	33,500	323
RadioShack Corp.	20,500	252
*Sears Holdings Corp.	11,380	838
The Sherwin-Williams Co.	16,013	735
Snap-on, Inc.	9,017	469
The Stanley Works	12,250	549
Staples, Inc.	109,850	2,609
*Starbucks Corp.	114,400	1,801
Starwood Hotels & Resorts Worldwide, Inc.	29,500	1,182
Target Corp.	128,257	5,963
Tiffany & Co.	19,867	810
Time Warner, Inc.	560,300	8,292
The TJX Companies, Inc.	68,500	2,156
VF Corp.	13,757	979
*Viacom, Inc. — Class B	100,424	3,067
The Walt Disney Co.	295,057	9,205
The Washington Post Co. — Class B	900	528
Wendy’s International, Inc.	13,650	372
Whirlpool Corp.	11,844	731
Wyndham Worldwide Corp.	27,686	496
Yum! Brands, Inc.	74,460	2,613

Total		142,913

Consumer Staples (10.6%)
Altria Group, Inc.	330,322	6,791
Anheuser-Busch Companies, Inc.	112,049	6,960
Archer-Daniels-Midland Co.	100,803	3,402
Avon Products, Inc.	66,900	2,410
Brown-Forman Corp. — Class B	13,218	999
Campbell Soup Co.	34,522	1,155
The Clorox Co.	21,750	1,135
The Coca-Cola Co.	313,175	16,279
Coca-Cola Enterprises, Inc.	45,100	780
Colgate-Palmolive Co.	79,922	5,523
ConAgra Foods, Inc.	76,367	1,472

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
*Constellation Brands, Inc. — Class A	30,400	604
Costco Wholesale Corp.	68,164	4,781
CVS Caremark Corp.	224,361	8,878
*Dean Foods Co.	23,700	465
The Estee Lauder Companies, Inc. — Class A	17,900	831
General Mills, Inc.	52,767	3,207
H.J. Heinz Co.	49,417	2,365
The Hershey Co.	26,400	865
Kellogg Co.	40,857	1,962
Kimberly-Clark Corp.	65,856	3,937
Kraft Foods, Inc. — Class A	240,196	6,834
The Kroger Co.	105,405	3,043
*Lorillard, Inc.	27,246	1,884
McCormick & Co., Inc.	20,000	713
Molson Coors Brewing Co. — Class B	21,600	1,174
The Pepsi Bottling Group, Inc.	21,500	600
PepsiCo, Inc.	250,930	15,957
Philip Morris International, Inc.	330,322	16,315
The Procter & Gamble Co.	482,164	29,320
Reynolds American, Inc.	26,800	1,251
Safeway, Inc.	69,000	1,970
Sara Lee Corp.	111,535	1,366
SUPERVALU, Inc.	33,170	1,025
Sysco Corp.	94,525	2,600
Tyson Foods, Inc. — Class A	42,900	641
UST, Inc.	23,467	1,282
Walgreen Co.	155,346	5,050
Wal-Mart Stores, Inc.	370,200	20,805
Whole Foods Market, Inc.	21,900	519
Wm. Wrigley Jr. Co.	33,958	2,641

Total		189,791

Energy (15.9%)
Anadarko Petroleum Corp.	73,324	5,488
Apache Corp.	52,146	7,248
Baker Hughes, Inc.	48,430	4,230
BJ Services Co.	45,900	1,466
Cabot Oil & Gas Corp.	15,300	1,036
*Cameron International Corp.	34,200	1,893
Chesapeake Energy Corp.	75,400	4,973
Chevron Corp.	325,414	32,258
ConocoPhillips	244,638	23,091
CONSOL Energy, Inc.	28,600	3,214
Devon Energy Corp.	69,600	8,363
El Paso Corp.	109,771	2,386
ENSCO International, Inc.	22,600	1,825
EOG Resources, Inc.	38,720	5,080
Exxon Mobil Corp.	838,256	73,877
Halliburton Co.	137,938	7,320
Hess Corp.	43,700	5,515
Marathon Oil Corp.	111,066	5,761

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Massey Energy Co.	10,500	984
Murphy Oil Corp.	29,700	2,912
*Nabors Industries, Ltd.	44,000	2,166
*National-Oilwell Varco, Inc.	64,700	5,740
Noble Corp.	42,100	2,735
Noble Energy, Inc.	26,900	2,705
Occidental Petroleum Corp.	128,840	11,578
Peabody Energy Corp.	42,500	3,742
Range Resources Corp.	23,500	1,540
Rowan Companies, Inc.	17,450	816
Schlumberger, Ltd.	187,634	20,158
Smith International, Inc.	31,500	2,619
*Southwestern Energy Co.	53,600	2,552
Spectra Energy Corp.	99,136	2,849
Sunoco, Inc.	18,400	749
Tesoro Corp.	21,600	427
*Transocean, Inc.	49,767	7,584
Valero Energy Corp.	83,800	3,451
*Weatherford International, Ltd.	106,300	5,271
The Williams Companies, Inc.	91,700	3,696
XTO Energy, Inc.	79,923	5,476

Total		284,774

Financials (13.9%)
ACE, Ltd.	51,700	2,848
Aflac, Inc.	74,350	4,669
The Allstate Corp.	87,828	4,004
American Capital Strategies, Ltd.	30,600	727
American Express Co.	181,175	6,825
American International Group, Inc.	422,030	11,167
Ameriprise Financial, Inc.	35,555	1,446
Aon Corp.	47,900	2,201
Apartment Investment & Management Co. — Class A	14,380	490
Assurant, Inc.	15,000	989
AvalonBay Communities, Inc.	12,000	1,070
Bank of America Corp.	695,967	16,612
The Bank of New York Mellon Corp.	178,863	6,766
BB&T Corp.	85,600	1,949
Boston Properties, Inc.	18,700	1,687
Capital One Financial Corp.	58,429	2,221
*CB Richard Ellis Group, Inc.	27,200	522
The Charles Schwab Corp.	147,111	3,022
The Chubb Corp.	58,000	2,843
Cincinnati Financial Corp.	25,975	660
CIT Group, Inc.	44,200	301
Citigroup, Inc.	815,748	13,672
CME Group, Inc.	8,400	3,219
Comerica, Inc.	23,550	604
Countrywide Financial Corp.	91,000	387
Developers Diversified Realty Corp.	18,700	649
Discover Financial Services	75,056	988
*E*TRADE Financial Corp.	72,400	227
Equity Residential	42,200	1,615

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Federal National Mortgage Association	166,148	3,242
Federated Investors, Inc. — Class B	13,600	468
Fifth Third Bancorp	83,434	849
First Horizon National Corp.	29,200	217
Franklin Resources, Inc.	24,650	2,259
Freddie Mac	101,186	1,659
General Growth Properties, Inc.	41,800	1,464
Genworth Financial, Inc. — Class A	67,800	1,208
The Goldman Sachs Group, Inc.	61,900	10,826
The Hartford Financial Services Group, Inc.	49,150	3,174
HCP, Inc.	36,700	1,167
Host Hotels & Resorts, Inc.	82,000	1,119
Hudson City Bancorp, Inc.	81,200	1,354
Huntington Bancshares, Inc.	57,342	331
*IntercontinentalExchange, Inc.	11,000	1,254
Janus Capital Group, Inc.	23,129	612
JPMorgan Chase & Co.	536,329	18,400
KeyCorp	75,775	832
Kimco Realty Corp.	39,600	1,367
Legg Mason, Inc.	21,100	919
Lehman Brothers Holdings, Inc.	105,544	2,091
Leucadia National Corp.	26,500	1,244
Lincoln National Corp.	41,430	1,878
Loews Corp.	50,621	2,374
M&T Bank Corp.	12,100	854
Marsh & McLennan Companies, Inc.	81,680	2,169
Marshall & Ilsley Corp.	41,000	629
MBIA, Inc.	32,950	145
Merrill Lynch & Co., Inc.	152,200	4,826
MetLife, Inc.	111,136	5,865
MGIC Investment Corp.	19,100	117
Moody’s Corp.	32,250	1,111
Morgan Stanley	173,113	6,244
National City Corp.	119,097	568
Northern Trust Corp.	30,050	2,061
NYSE Euronext	41,500	2,102
Plum Creek Timber Co., Inc.	26,800	1,145
PNC Financial Services Group, Inc.	53,367	3,047
Principal Financial Group, Inc.	40,500	1,700
The Progressive Corp.	106,300	1,990
ProLogis	40,500	2,201
Prudential Financial, Inc.	69,900	4,176
Public Storage	19,500	1,575
Regions Financial Corp.	108,690	1,186
SAFECO Corp.	14,050	944
Simon Property Group, Inc.	34,900	3,137
*SLM Corp.	73,142	1,415
*Sovereign Bancorp, Inc.	74,980	552
State Street Corp.	66,300	4,243
SunTrust Banks, Inc.	54,933	1,990

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
T. Rowe Price Group, Inc.	41,300	2,332
Torchmark Corp.	14,250	836
The Travelers Companies, Inc.	97,210	4,219
U.S. Bancorp	271,021	7,559
Unum Group	54,331	1,111
Vornado Realty Trust	21,100	1,857
Wachovia Corp.	333,347	5,177
Washington Mutual, Inc.	165,754	817
Wells Fargo & Co.	516,560	12,268
XL Capital, Ltd. — Class A	27,900	574
Zions Bancorporation	16,800	529

Total		247,959

Health Care (11.7%)
Abbott Laboratories	242,150	12,827
Aetna, Inc.	77,808	3,154
Allergan, Inc.	47,934	2,495
AmerisourceBergen Corp.	25,500	1,020
*Amgen, Inc.	170,417	8,037
Applera Corp. — Applied Biosystems Group	26,233	878
*Barr Pharmaceuticals, Inc.	16,900	762
Baxter International, Inc.	99,400	6,356
Becton, Dickinson and Co.	38,250	3,110
*Biogen Idec, Inc.	46,690	2,610
*Boston Scientific Corp.	210,422	2,586
Bristol-Myers Squibb Co.	310,108	6,367
C. R. Bard, Inc.	15,700	1,381
Cardinal Health, Inc.	55,825	2,879
*Celgene Corp.	68,200	4,356
CIGNA Corp.	43,887	1,553
*Coventry Health Care, Inc.	24,200	736
Covidien, Ltd.	78,127	3,742
Eli Lilly and Co.	155,006	7,155
*Express Scripts, Inc.	39,600	2,484
*Forest Laboratories, Inc.	48,766	1,694
*Genzyme Corp.	41,900	3,018
*Gilead Sciences, Inc.	145,500	7,704
*Hospira, Inc.	24,865	997
*Humana, Inc.	26,700	1,062
IMS Health, Inc.	28,767	670
*Intuitive Surgical, Inc.	6,100	1,643
Johnson & Johnson	443,837	28,555
*King Pharmaceuticals, Inc.	38,566	404
*Laboratory Corp. of America Holdings	17,300	1,205
McKesson Corp.	45,305	2,533
*Medco Health Solutions, Inc.	82,044	3,872
Medtronic, Inc.	176,000	9,108
Merck & Co., Inc.	339,220	12,785
*Millipore Corp.	8,600	584
*Mylan, Inc.	47,700	576
*Patterson Companies, Inc.	20,300	597
PerkinElmer, Inc.	18,400	512
Pfizer, Inc.	1,059,334	18,507
Quest Diagnostics, Inc.	24,600	1,192
Schering-Plough Corp.	253,950	5,000
*St. Jude Medical, Inc.	53,900	2,203

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Stryker Corp.	37,400	2,352
*Tenet Healthcare Corp.	74,350	413
*Thermo Fisher Scientific, Inc.	65,600	3,656
UnitedHealth Group, Inc.	196,044	5,146
*Varian Medical Systems, Inc.	19,700	1,021
*Waters Corp.	15,700	1,013
*Watson Pharmaceuticals, Inc.	16,200	440
*WellPoint, Inc.	84,900	4,046
Wyeth	209,629	10,054
*Zimmer Holdings, Inc.	36,537	2,486

Total		209,536

Industrials (11.0%)
3M Co.	110,876	7,716
*Allied Waste Industries, Inc.	52,850	667
Avery Dennison Corp.	16,650	731
The Boeing Co.	119,876	7,878
Burlington Northern Santa Fe Corp.	46,385	4,633
C.H. Robinson Worldwide, Inc.	26,800	1,470
Caterpillar, Inc.	97,776	7,218
Cintas Corp.	20,433	542
Cooper Industries, Ltd. — Class A	27,600	1,090
CSX Corp.	63,200	3,970
Cummins, Inc.	31,700	2,077
Danaher Corp.	39,900	3,084
Deere & Co.	68,320	4,928
Dover Corp.	30,067	1,454
Eaton Corp.	25,700	2,184
Emerson Electric Co.	123,300	6,097
Equifax, Inc.	20,300	682
Expeditors International of Washington, Inc.	33,400	1,436
FedEx Corp.	48,520	3,823
Fluor Corp.	13,900	2,587
General Dynamics Corp.	63,000	5,305
General Electric Co.	1,564,506	41,756
Goodrich Corp.	19,600	930
Honeywell International, Inc.	116,650	5,865
Illinois Tool Works, Inc.	62,700	2,979
Ingersoll-Rand Co., Ltd. — Class A	49,662	1,859
ITT Corp.	28,400	1,799
*Jacobs Engineering Group, Inc.	19,000	1,533
L-3 Communications Holdings, Inc.	19,200	1,745
Lockheed Martin Corp.	53,708	5,299
The Manitowoc Co., Inc.	20,300	660
Masco Corp.	57,100	898
*Monster Worldwide, Inc.	19,667	405
Norfolk Southern Corp.	58,957	3,695
Northrop Grumman Corp.	52,920	3,540
PACCAR, Inc.	57,415	2,402

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Pall Corp.	19,250	764
Parker Hannifin Corp.	26,412	1,884
Pitney Bowes, Inc.	33,037	1,127
Precision Castparts Corp.	21,800	2,101
R. R. Donnelley & Sons Co.	33,634	999
Raytheon Co.	66,800	3,760
Robert Half International, Inc.	24,840	595
Rockwell Automation, Inc.	23,250	1,017
Rockwell Collins, Inc.	25,450	1,221
Ryder System, Inc.	9,100	627
Southwest Airlines Co.	115,267	1,503
*Terex Corp.	15,900	817
Textron, Inc.	39,000	1,869
Tyco International, Ltd.	76,027	3,044
Union Pacific Corp.	81,720	6,170
United Parcel Service, Inc. — Class B	162,100	9,963
United Technologies Corp.	153,834	9,491
W.W. Grainger, Inc.	10,500	859
Waste Management, Inc.	77,585	2,926

Total		195,674

Information Technology (16.1%)
*Adobe Systems, Inc.	83,350	3,283
*Advanced Micro Devices, Inc.	94,900	553
*Affiliated Computer Services, Inc. — Class A	15,000	802
*Agilent Technologies, Inc.	57,237	2,034
*Akamai Technologies, Inc.	26,200	911
Altera Corp.	48,111	996
Analog Devices, Inc.	46,057	1,463
*Apple, Inc.	137,700	23,057
Applied Materials, Inc.	212,100	4,049
*Autodesk, Inc.	36,168	1,223
Automatic Data Processing, Inc.	81,950	3,434
*BMC Software, Inc.	30,060	1,082
*Broadcom Corp. — Class A	73,200	1,998
CA, Inc.	61,092	1,411
*Ciena Corp.	13,685	317
*Cisco Systems, Inc.	934,000	21,726
*Citrix Systems, Inc.	29,020	853
*Cognizant Technology Solutions Corp. — Class A	45,200	1,469
*Computer Sciences Corp.	23,650	1,108
*Compuware Corp.	42,957	410
*Convergys Corp.	19,850	295
Corning, Inc.	246,700	5,686
*Dell, Inc.	320,033	7,002
*eBay, Inc.	174,800	4,777
*Electronic Arts, Inc.	49,600	2,204
Electronic Data Systems Corp.	79,767	1,965
*EMC Corp.	329,074	4,834
Fidelity National Information Services, Inc.	26,800	989
*Fiserv, Inc.	25,725	1,167
*Google, Inc. — Class A	36,300	19,109
Hewlett-Packard Co.	386,226	17,075

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Intel Corp.	906,863	19,480
International Business Machines Corp.	216,939	25,715
*Intuit, Inc.	51,300	1,414
Jabil Circuit, Inc.	32,567	534
*JDS Uniphase Corp.	35,250	400
*Juniper Networks, Inc.	82,000	1,819
KLA-Tencor Corp.	26,600	1,083
*Lexmark International, Inc. — Class A	14,900	498
Linear Technology Corp.	34,650	1,129
*LSI Corp.	103,600	636
*MEMC Electronic Materials, Inc.	35,800	2,203
Microchip Technology, Inc.	29,600	904
*Micron Technology, Inc.	119,150	715
Microsoft Corp.	1,254,092	34,501
Molex, Inc.	22,050	538
Motorola, Inc.	353,277	2,593
National Semiconductor Corp.	35,586	731
*NetApp, Inc.	53,800	1,165
*Novell, Inc.	55,200	325
*Novellus Systems, Inc.	16,000	339
*NVIDIA Corp.	87,050	1,630
*Oracle Corp.	619,725	13,014
Paychex, Inc.	50,735	1,587
*QLogic Corp.	21,000	306
QUALCOMM, Inc.	252,634	11,209
*SanDisk Corp.	35,900	671
*Sun Microsystems, Inc.	124,249	1,352
*Symantec Corp.	132,654	2,567
*Tellabs, Inc.	64,792	301
*Teradata Corp.	28,100	650
*Teradyne, Inc.	27,350	303
Texas Instruments, Inc.	207,800	5,852
Total System Services, Inc.	31,178	693
Tyco Electronics, Ltd.	76,327	2,734
*Unisys Corp.	55,350	219
*VeriSign, Inc.	30,500	1,153
Western Union Co.	117,432	2,903
Xerox Corp.	143,800	1,950
Xilinx, Inc.	44,900	1,134
*Yahoo!, Inc.	209,500	4,328

Total		288,560

Materials (3.8%)
Air Products and Chemicals, Inc.	33,567	3,318
Alcoa, Inc.	127,607	4,545
Allegheny Technologies, Inc.	15,817	938
Ashland, Inc.	8,800	424
Ball Corp.	15,332	732
Bemis Co., Inc.	15,600	350
The Dow Chemical Co.	147,209	5,139
E. I. du Pont de Nemours and Co.	140,928	6,045
Eastman Chemical Co.	12,525	862
Ecolab, Inc.	27,500	1,182

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Index 500 Stock Portfolio

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Freeport-McMoRan Copper & Gold, Inc.	59,988	7,031
Hercules, Inc.	17,800	301
International Flavors & Fragrances, Inc.	12,700	496
International Paper Co.	67,066	1,563
MeadWestvaco Corp.	27,279	650
Monsanto Co.	85,906	10,863
Newmont Mining Corp.	70,980	3,702
Nucor Corp.	49,032	3,661
*Pactiv Corp.	20,400	433
PPG Industries, Inc.	25,667	1,473
Praxair, Inc.	49,100	4,627
Rohm and Haas Co.	19,680	914
Sealed Air Corp.	25,342	482
Sigma-Aldrich Corp.	20,300	1,093
Titanium Metals Corp.	15,500	217
United States Steel Corp.	18,450	3,409
Vulcan Materials Co.	17,000	1,016
Weyerhaeuser Co.	32,880	1,681

Total		67,147

Telecommunication Services (3.3%)
*American Tower Corp. — Class A	63,400	2,679
AT&T, Inc.	945,675	31,860
CenturyTel, Inc.	16,700	594
Citizens Communications Co.	51,400	583
Embarq Corp.	24,030	1,136
Qwest Communications International, Inc.	240,935	947
Sprint Nextel Corp.	446,402	4,241
Verizon Communications, Inc.	449,842	15,924
Windstream Corp.	71,092	877

Total		58,841

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.9%)
*The AES Corp.	104,900	2,015
Allegheny Energy, Inc.	26,200	1,313
Ameren Corp.	32,667	1,380
American Electric Power Co., Inc.	62,740	2,524
CenterPoint Energy, Inc.	51,262	823
CMS Energy Corp.	35,300	526
Consolidated Edison, Inc.	42,650	1,667
Constellation Energy Group, Inc.	27,900	2,291
Dominion Resources, Inc.	90,076	4,279
DTE Energy Co.	25,550	1,084
Duke Energy Corp.	197,873	3,439
*Dynegy, Inc. — Class A	77,700	664
Edison International	51,020	2,621
Entergy Corp.	29,909	3,603
Exelon Corp.	103,624	9,323
FirstEnergy Corp.	47,765	3,932
FPL Group, Inc.	63,814	4,185
Integrys Energy Group, Inc.	11,932	607
Nicor, Inc.	7,050	300
NiSource, Inc.	42,973	770
Pepco Holdings, Inc.	31,500	808
PG&E Corp.	55,725	2,212
Pinnacle West Capital Corp.	15,700	483
PPL Corp.	58,468	3,056
Progress Energy, Inc.	40,792	1,706
Public Service Enterprise Group, Inc.	79,672	3,659
Questar Corp.	27,100	1,925
(b)Sempra Energy	40,902	2,309
Southern Co.	119,800	4,183
TECO Energy, Inc.	33,000	709
Xcel Energy, Inc.	67,220	1,349

Total		69,745

Total Common Stocks (Cost: $1,377,092)		1,754,940

Money Market Investments (1.7%)	Shares/ $ Par	Value $ (000’s)

Autos (0.6%)
(b)New Center Asset Trust, 3.05%, 7/1/08	10,000,000	10,000

Total		10,000

Federal Government & Agencies (0.1%)
(b)Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	2,500,000	2,494

Total		2,494

Finance Services (1.0%)
(b)Bryant Park Funding LLC, 2.73%, 7/25/08	7,400,000	7,387
(b)Ciesco LLC, 2.63%, 7/7/08	10,000,000	9,995

Total		17,382

Total Money Market Investments (Cost: $29,876)		29,876

Total Investments (99.9%) (Cost $1,406,968)(a)		1,784,816

Other Assets, Less Liabilities (0.1%)		2,092

Net Assets (100.0%)		1,786,908

*	Non-Income Producing

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,406,968 and the net unrealized appreciation of investments based on that cost was $377,848 which is comprised of $596,654 aggregate gross unrealized appreciation and $218,806 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	93	9/08	$(1,751)
(Total Notional Value at June 30, 2008, $31,537)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Large Company Value Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$851.50	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.03

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Large Company Value Portfolio

Large Company Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.9%)
Best Buy Co., Inc.	6,300	249
CBS Corp. — Class B	5,500	107
Darden Restaurants, Inc.	1,900	61
Gannett Co., Inc.	10,600	230
The Gap, Inc.	9,000	150
H&R Block, Inc.	11,700	250
The Home Depot, Inc.	9,900	232
*Kohl’s Corp.	5,400	216
McDonald’s Corp.	1,400	79
Newell Rubbermaid, Inc.	14,200	238
Staples, Inc.	10,000	238
*Starbucks Corp.	5,300	83
Time Warner, Inc.	30,300	449
VF Corp.	3,200	228
*Viacom, Inc. — Class B	8,900	272

Total		3,082

Consumer Staples (6.9%)
Altria Group, Inc.	8,400	173
The Clorox Co.	3,700	193
The Coca-Cola Co.	8,600	446
The Kroger Co.	8,400	243
*Lorillard, Inc.	2,700	187
The Pepsi Bottling Group, Inc.	6,800	190
Philip Morris International, Inc.	1,700	84
Unilever NV	8,100	230
Walgreen Co.	6,700	218
Wal-Mart Stores, Inc.	7,100	399

Total		2,363

Energy (16.5%)
Chevron Corp.	14,400	1,427
ConocoPhillips	11,200	1,057
Devon Energy Corp.	800	96
Exxon Mobil Corp.	21,000	1,851
*National-Oilwell Varco, Inc.	2,400	213
Royal Dutch Shell PLC — Class A, ADR	12,900	1,054

Total		5,698

Financials (19.9%)
The Allstate Corp.	9,200	419
American International Group, Inc.	18,500	490
Bank of America Corp.	30,700	733
The Bank of New York Mellon Corp.	4,400	166
Citigroup, Inc.	46,600	781
Discover Financial Services	6,600	87
Freddie Mac	8,400	138
The Goldman Sachs Group, Inc.	2,100	367
The Hartford Financial Services Group, Inc.	6,000	387
JPMorgan Chase & Co.	24,800	850

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Loews Corp.	3,074	144
MGIC Investment Corp.	6,200	38
Morgan Stanley	9,300	335
National City Corp.	19,500	93
PNC Financial Services Group, Inc.	3,900	223
Torchmark Corp.	4,300	252
The Travelers Companies, Inc.	4,300	187
U.S. Bancorp	10,100	282
Wachovia Corp.	15,300	238
Washington Mutual, Inc.	7,600	37
Wells Fargo & Co.	26,000	618

Total		6,865

Health Care (11.2%)
Abbott Laboratories	6,000	318
*Amgen, Inc.	5,100	241
Eli Lilly and Co.	5,700	263
Johnson & Johnson	15,600	1,004
Medtronic, Inc.	4,800	248
Merck & Co., Inc.	9,400	354
Pfizer, Inc.	50,500	882
Quest Diagnostics, Inc.	2,500	121
Wyeth	9,000	432

Total		3,863

Industrials (11.1%)
Avery Dennison Corp.	3,400	149
Caterpillar, Inc.	4,100	303
Dover Corp.	5,300	256
General Electric Co.	57,600	1,538
Ingersoll-Rand Co., Ltd. — Class A	6,800	255
Northrop Grumman Corp.	5,500	368
Parker Hannifin Corp.	2,900	207
R.R. Donnelley & Sons Co.	7,300	217
Robert Half International, Inc.	1,100	26
Tyco International, Ltd.	5,000	200
Waste Management, Inc.	6,400	241
*YRC Worldwide, Inc.	4,500	67

Total		3,827

Information Technology (6.5%)
Applied Materials, Inc.	7,100	136
*Fiserv, Inc.	3,500	159
Hewlett-Packard Co.	10,000	442
Intel Corp.	8,100	174
International Business Machines Corp.	3,800	450
Microsoft Corp.	13,300	366
Motorola, Inc.	6,100	45
*Oracle Corp.	11,700	246
Xerox Corp.	15,300	207

Total		2,225

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Materials (3.8%)
E. I. du Pont de Nemours and Co.	9,400	403
International Paper Co.	3,700	86
Nucor Corp.	3,400	254
PPG Industries, Inc.	5,400	310
Weyerhaeuser Co.	5,300	271

Total		1,324

Telecommunication Services (6.6%)
AT&T, Inc.	37,100	1,249
Embarq Corp.	2,700	128
Sprint Nextel Corp.	21,600	205
Verizon Communications, Inc.	19,200	680

Total		2,262

Utilities (3.5%)
Exelon Corp.	5,900	531
*NRG Energy, Inc.	6,000	257
PPL Corp.	8,300	434

Total		1,222

Total Common Stocks (Cost: $39,980)		32,731

Money Market Investments (5.4%)

Government (5.4%)
(b)Federal Home Loan Bank, 2.00%, 7/1/08	1,845,000	1,845

Total		1,845

Other Holdings (0.0%)
J.P. Morgan Money Market Fund	1,099	1

Total		1

Total Money Market Investments (Cost: $1,846)		1,846

Total Investments (100.3%) (Cost $41,826)(a)		34,577

Other Assets, Less Liabilities (-0.3%)		(100)

Net Assets (100.0%)		34,477

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Large Company Value Portfolio

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $41,826 and the net unrealized depreciation of investments based on that cost was $7,249 which is comprised of $1,080 aggregate gross unrealized appreciation and $8,329 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long)	22	9/08	$(85)
(Total Notional Value at June 30, 2008, $1,494)

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Domestic Equity Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$818.90	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$2.83

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Domestic Equity Portfolio

Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.8%)
Carnival Corp.	67,600	2,228
CBS Corp. — Class B	81,900	1,596
Comcast Corp. — Class A	150,700	2,859
Gannett Co., Inc.	216,300	4,687
General Motors Corp.	82,400	948
Harley-Davidson, Inc.	74,600	2,705
*Jarden Corp.	280,500	5,117
Johnson Controls, Inc.	114,800	3,292
Lowe’s Companies, Inc.	205,500	4,264
Time Warner, Inc.	119,800	1,773
*Time Warner Cable, Inc. — Class A	123,900	3,281

Total		32,750

Consumer Staples (11.4%)
Altria Group, Inc.	354,800	7,295
The Coca-Cola Co.	30,400	1,580
*Energizer Holdings, Inc.	61,200	4,473
Kraft Foods, Inc. — Class A	514,572	14,639
Lorillard, Inc.	16,100	1,113
Philip Morris International, Inc.	58,500	2,889
Sara Lee Corp.	505,800	6,196
Unilever NV	158,300	4,496

Total		42,681

Energy (9.8%)
Chevron Corp.	49,046	4,862
ConocoPhillips	112,600	10,629
Exxon Mobil Corp.	26,700	2,353
Marathon Oil Corp.	95,200	4,938
Royal Dutch Shell PLC — Class A, ADR	37,000	3,023
Royal Dutch Shell PLC — Class B, ADR	50,028	4,008
Spectra Energy Corp.	75,300	2,164
*Transocean, Inc.	29,447	4,487

Total		36,464

Financials (23.7%)
Ambac Financial Group, Inc.	190,700	256
American Capital Strategies, Ltd.	253,000	6,014
American International Group, Inc.	295,200	7,811
Capital One Financial Corp.	51,900	1,973
East West Bancorp, Inc.	39,900	282
Federal National Mortgage Association	83,800	1,635
Fifth Third Bancorp	91,900	936
Freddie Mac	90,900	1,491
The Goldman Sachs Group, Inc.	61,600	10,773
Hudson City Bancorp, Inc.	583,900	9,739

Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

Financials continued
JPMorgan Chase & Co.	459,088	15,750
Lehman Brothers Holdings, Inc.	165,200	3,273
Marsh & McLennan Companies, Inc.	24,000	637
MBIA, Inc.	177,500	779
Mercury General Corp.	29,500	1,378
*SLM Corp.	109,900	2,127
SunTrust Banks, Inc.	145,700	5,277
Wachovia Corp.	319,709	4,965
Washington Mutual, Inc.	434,300	2,141
Wells Fargo & Co.	360,600	8,564
XL Capital, Ltd. — Class A	112,400	2,311

Total		88,112

Health Care (7.9%)
Aetna, Inc.	139,800	5,666
AstraZeneca PLC, ADR	106,200	4,517
Merck & Co., Inc.	75,600	2,849
Pfizer, Inc.	446,300	7,797
Sanofi-Aventis, ADR	256,700	8,530

Total		29,359

Industrials (11.1%)
3M Co.	27,300	1,900
Caterpillar, Inc.	78,800	5,817
Emerson Electric Co.	46,600	2,304
FedEx Corp.	34,300	2,702
General Electric Co.	416,100	11,107
Illinois Tool Works, Inc.	134,400	6,385
Parker Hannifin Corp.	14,914	1,064
Southwest Airlines Co.	453,900	5,919
Tyco International, Ltd.	106,575	4,267

Total		41,465

Information Technology (5.6%)
*Affiliated Computer Services, Inc. — Class A	98,800	5,286
*Fairchild Semiconductor International, Inc.	149,100	1,749
Hewlett-Packard Co.	52,600	2,325
Intel Corp.	78,800	1,693
Jabil Circuit, Inc.	252,000	4,135
*Micron Technology, Inc.	543,500	3,261
Seagate Technology	67,600	1,293
Tyco Electronics, Ltd.	29,850	1,069

Total		20,811

Materials (4.9%)
The Dow Chemical Co.	44,200	1,543
Nucor Corp.	157,100	11,731
Vulcan Materials Co.	86,100	5,147

Total		18,421

Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (4.2%)
AT&T, Inc.	413,800	13,941
Verizon Communications, Inc.	52,800	1,869

Total		15,810

Utilities (5.0%)
*American Water Works Co., Inc.	181,400	4,023
CMS Energy Corp.	125,900	1,876
Edison International	94,500	4,855
Pinnacle West Capital Corp.	257,800	7,933

Total		18,687

Total Common Stocks (Cost: $430,588)		344,560

Convertible Corporate Bonds (0.9%)

Automobiles and Other Motor Vehicles (0.9%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	3,332

Total Convertible Corporate Bonds (Cost: $4,649)		3,332

Preferred Stocks (1.5%)

Federal Savings Institutions (0.8%)
Fifth Third Bancorp, 8.50%, 12/31/49	10,800	1,156
Washington Mutual, Inc., 7.75%, 12/31/49	3,500	2,052

Total		3,208

Pharmaceutical Preparations (0.7%)
Schering-Plough Corp., 6.00%, 8/13/10	12,900	2,463

Total		2,463

Total Preferred Stocks (Cost: $6,619)		5,671

Money Market Investments (4.9%)

Autos (1.6%)
Fcar Owner Trust I, 2.85%, 7/17/08	3,000,000	2,996
New Center Asset Trust, 2.80%, 7/11/08	3,000,000	2,998

Total		5,994

Finance Lessors (0.8%)
Ranger Funding Co. LLC, 2.65%, 7/24/08	3,000,000	2,995

Total		2,995

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

Domestic Equity Portfolio

Money Market Investments (4.9%)	Shares/ $ Par	Value $ (000’s)

Finance Services (1.6%)
Barton Capital LLC, 2.55%, 7/9/08	3,000,000	2,998
Ciesco LLC, 2.63%, 7/7/08	3,000,000	2,999

Total		5,997

Miscellaneous Business Credit Institutions (0.1%)
Kraft Foods, Inc., 2.85%, 7/1/08	200,000	200

Total		200

Security Brokers and Dealers (0.8%)
Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	3,000,000	3,000

Total		3,000

Total Money Market Investments (Cost: $18,186)		18,186

Total Investments (99.7%) (Cost $460,042)(a)		371,749

Other Assets, Less Liabilities (0.3%)		1,193

Net Assets (100.0%)		372,942

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $460,042 and the net unrealized depreciation of investments based on that cost was $88,293 which is comprised of $21,049 aggregate gross unrealized appreciation and $109,342 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

Equity Income Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$864.90	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.35

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Equity Income Portfolio

Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.6%)
*Bed Bath & Beyond, Inc.	57,400	1,613
The Black & Decker Corp.	9,100	523
*Cablevision Systems Corp. — Class A	34,100	771
CBS Corp. — Class B	59,450	1,159
Comcast Corp. — Class A	24,000	455
D.R. Horton, Inc.	60,000	651
Eastman Kodak Co.	62,900	908
*Ford Motor Co.	74,100	356
Fortune Brands, Inc.	24,100	1,504
Gannett Co., Inc.	58,000	1,257
Genuine Parts Co.	25,400	1,008
H&R Block, Inc.	73,000	1,562
Harley-Davidson, Inc.	33,700	1,222
Harman International Industries, Inc.	16,100	666
The Home Depot, Inc.	87,600	2,052
Macy’s, Inc.	17,000	330
Mattel, Inc.	58,300	998
The McGraw-Hill Companies, Inc.	54,700	2,195
*MGM MIRAGE	38,900	1,318
The New York Times Co. — Class A	73,100	1,125
Newell Rubbermaid, Inc.	73,000	1,226
Time Warner, Inc.	150,000	2,220
The Walt Disney Co.	57,700	1,800
Whirlpool Corp.	18,900	1,167

Total		28,086

Consumer Staples (7.3%)
Anheuser-Busch Companies, Inc.	33,700	2,093
Campbell Soup Co.	20,400	683
Colgate-Palmolive Co.	12,400	857
General Mills, Inc.	34,100	2,072
The Hershey Co.	72,200	2,368
Kimberly-Clark Corp.	20,500	1,225
Kraft Foods, Inc. — Class A	46,300	1,317
McCormick & Co., Inc.	19,300	688
The Procter & Gamble Co.	23,700	1,441
UST, Inc.	17,300	945
Whole Foods Market, Inc.	14,600	346

Total		14,035

Energy (13.7%)
Anadarko Petroleum Corp.	32,600	2,440
BJ Services Co.	38,500	1,230
BP PLC, ADR	26,400	1,837
Chevron Corp.	56,000	5,550
Exxon Mobil Corp.	58,400	5,147
Murphy Oil Corp.	28,200	2,765
Royal Dutch Shell PLC —Class A, ADR	47,400	3,873
Schlumberger, Ltd.	11,200	1,203
Spectra Energy Corp.	36,450	1,048
Sunoco, Inc.	30,300	1,233

Total		26,326

Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

Financials (18.8%)
Allied Irish Banks PLC, ADR	27,700	853
American International Group, Inc.	65,700	1,738
Bank of America Corp.	51,100	1,220
The Bank of New York Mellon Corp.	62,300	2,357
Capital One Financial Corp.	35,300	1,342
The Chubb Corp.	14,600	716
Citigroup, Inc.	54,500	913
Countrywide Financial Corp.	43,200	184
Federal National Mortgage Association	78,200	1,526
Fifth Third Bancorp	73,000	743
Genworth Financial, Inc. —Class A	26,300	468
JPMorgan Chase & Co.	124,188	4,260
KeyCorp	66,100	726
Legg Mason, Inc.	28,500	1,242
Lincoln National Corp.	37,476	1,698
Marsh & McLennan Companies, Inc.	108,900	2,890
Merrill Lynch & Co., Inc.	55,900	1,773
National City Corp.	69,000	329
Och-Ziff Capital Management Group —Class A	24,500	466
The Progressive Corp.	52,400	981
*SLM Corp.	70,600	1,366
SunTrust Banks, Inc.	46,300	1,677
The Travelers Companies, Inc.	26,027	1,130
U.S. Bancorp	80,400	2,242
*UBS AG	38,115	787
Wells Fargo & Co.	98,100	2,330

Total		35,957

Health Care (8.6%)
Abbott Laboratories	24,100	1,277
*Amgen, Inc.	42,500	2,004
Bristol-Myers Squibb Co.	62,800	1,289
Eli Lilly and Co.	56,100	2,590
Johnson & Johnson	41,200	2,650
Merck & Co., Inc.	50,900	1,918
Pfizer, Inc.	107,200	1,873
*WellPoint, Inc.	15,800	753
Wyeth	43,800	2,101

Total		16,455

Industrials (10.0%)
3M Co.	35,000	2,436
Avery Dennison Corp.	38,200	1,678
Cooper Industries, Ltd. —Class A	23,200	916
General Electric Co.	219,000	5,846
Honeywell International, Inc.	28,300	1,423
Illinois Tool Works, Inc.	45,000	2,138

Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Masco Corp.	83,400	1,312
Southwest Airlines Co.	47,100	614
United Parcel Service, Inc. — Class B	14,600	897
*USG Corp.	27,300	807
Waste Management, Inc.	29,200	1,101

Total		19,168

Information Technology (6.8%)
*Alcatel-Lucent, ADR	153,600	928
Analog Devices, Inc.	48,700	1,547
Applied Materials, Inc.	39,400	752
Automatic Data Processing, Inc.	4,900	205
*Computer Sciences Corp.	26,700	1,251
*Dell, Inc.	79,900	1,748
*eBay, Inc.	29,200	798
Intel Corp.	48,500	1,042
Microsoft Corp.	99,900	2,748
Motorola, Inc.	91,700	673
*Yahoo!, Inc.	67,500	1,395

Total		13,087

Materials (4.6%)
Alcoa, Inc.	23,300	830
E. I. du Pont de Nemours and Co.	44,800	1,922
International Flavors & Fragrances, Inc.	38,900	1,519
International Paper Co.	98,600	2,298
MeadWestvaco Corp.	45,600	1,087
Vulcan Materials Co.	21,000	1,255

Total		8,911

Telecommunication Services (4.1%)
AT&T, Inc.	116,835	3,936
Qwest Communications International, Inc.	214,600	843
Sprint Nextel Corp.	132,800	1,262
Verizon Communications, Inc.	50,500	1,788

Total		7,829

Utilities (5.5%)
Duke Energy Corp.	68,300	1,187
Entergy Corp.	12,600	1,518
FirstEnergy Corp.	19,700	1,622
NiSource, Inc.	97,800	1,754
PG&E Corp.	21,600	857
Pinnacle West Capital Corp.	22,600	695
Progress Energy, Inc.	29,700	1,242
TECO Energy, Inc.	22,400	481
Xcel Energy, Inc.	61,000	1,224

Total		10,580

Total Common Stocks (Cost: $206,849)		180,434

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Equity Income Portfolio

Convertible Corporate Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	180

Total Convertible Corporate Bonds (Cost: $247)		180

Preferred Stocks (0.9%)

Federal Government & Agencies (0.5%)
Federal National Mortgage Association, 8.75%, 5/13/11	22,800	873

Total		873

Finance Services (0.4%)
(p)Merrill Lynch, 9.00%, 10/15/10	9	585
(p)National City Corp., 0.00%, 4/1/13	3	258

Total		843

Total Preferred Stocks (Cost: $2,233)		1,716

Money Market Investments (4.6%)

Other Holdings (4.6%)
Reserve Investment Fund	8,729,784	8,730

Total Money Market Investments (Cost: $8,730)		8,730

Total Investments (99.6%) (Cost $218,059)(a)		191,060

Other Assets, Less Liabilities (0.4%)		693

Net Assets (100.0%)		191,753

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $218,059 and the net unrealized depreciation of investments based on that cost was $26,999 which is comprised of $13,233 aggregate gross unrealized appreciation and $40,232 aggregate gross unrealized depreciation.

(p)	Restricted securities (excluding 144A issues) as of June 30, 2008:

Description	Acquisition Date	Cost (000’s)	Market Value (000’s)	Market Value as a Percent of Net Assets
Merrill Lynch	1/18/08	$900	$585	0.30%
National City Corp.	4/28/08	$300	$258	0.13%

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$897.20	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.96	$2.63

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.3%)
*Collective Brands, Inc.	749,500	8,717
DeVry, Inc.	369,500	19,813
*Dollar Tree, Inc.	531,000	17,358
*Focus Media Holding, Ltd., ADR	528,600	14,653
*GameStop Corp. — Class A	615,500	24,867
International Game Technology	453,900	11,338
*Jack in the Box, Inc.	456,200	10,223
*Kohl’s Corp.	235,400	9,425
*O’Reilly Automotive, Inc.	221,260	4,945
*Saks, Inc.	431,800	4,741
*Urban Outfitters, Inc.	352,800	11,004

Total		137,084

Consumer Staples (1.9%)
*Bare Escentuals, Inc.	599,200	11,223
Longs Drug Stores Corp.	239,300	10,077

Total		21,300

Energy (14.3%)
*Cameron International Corp.	469,300	25,976
Diamond Offshore Drilling, Inc.	134,000	18,645
*Nabors Industries, Ltd.	320,600	15,783
*National-Oilwell Varco, Inc.	246,600	21,878
Range Resources Corp.	277,400	18,181
*SandRidge Energy, Inc.	321,700	20,775
Smith International, Inc.	226,700	18,848
*Southwestern Energy Co.	423,500	20,163

Total		160,249

Financials (8.1%)
Assured Guaranty, Ltd.	657,400	11,827
*IntercontinentalExchange, Inc.	61,683	7,032
*Investment Technology Group, Inc.	501,640	16,784
MBIA, Inc.	381,300	1,674
Northern Trust Corp.	164,788	11,300
Nymex Holdings, Inc.	71,900	6,074
Raymond James Financial, Inc.	333,041	8,789
SEI Investments Co.	299,900	7,054
Synovus Financial Corp.	748,100	6,531
T. Rowe Price Group, Inc.	232,900	13,151

Total		90,216

Health Care (13.3%)
*Celgene Corp.	220,800	14,103
*Charles River Laboratories International, Inc.	278,100	17,776
*DaVita, Inc.	581,900	30,917
*Express Scripts, Inc.	377,900	23,702
*Immucor, Inc.	671,849	17,387
*Intuitive Surgical, Inc.	47,900	12,904

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Mentor Corp.	178,000	4,952
*Psychiatric Solutions, Inc.	717,081	27,135

Total		148,876

Industrials (15.6%)
C.H. Robinson Worldwide, Inc.	359,600	19,721
*Corrections Corp. of America	746,900	20,518
Expeditors International of Washington, Inc.	264,560	11,376
*Foster Wheeler, Ltd.	137,200	10,036
Harsco Corp.	300,300	16,340
J.B. Hunt Transport Services, Inc.	386,000	12,846
Knight Transportation, Inc.	879,000	16,086
L-3 Communications Holdings, Inc.	82,900	7,533
The Manitowoc Co., Inc.	199,000	6,473
*Monster Worldwide, Inc.	254,800	5,251
MSC Industrial Direct Co., Inc. — Class A	272,900	12,038
Ritchie Bros. Auctioneers, Inc.	471,000	12,778
*Spirit AeroSystems Holdings, Inc. — Class A	516,700	9,910
*Stericycle, Inc.	259,000	13,390

Total		174,296

Information Technology (24.4%)
*Activision, Inc.	828,410	28,224
*Alliance Data Systems Corp.	297,000	16,795
Amphenol Corp. — Class A	689,300	30,936
*Citrix Systems, Inc.	248,400	7,305
*Cognizant Technology Solutions Corp. — Class A	362,600	11,788
FactSet Research Systems, Inc.	365,700	20,611
*Foundry Networks, Inc.	863,700	10,209
Global Payments, Inc.	501,700	23,379
Intersil Corp. — Class A	528,100	12,843
KLA-Tencor Corp.	287,880	11,720
*McAfee, Inc.	315,800	10,747
*Mettler-Toledo International, Inc.	169,700	16,098
Microchip Technology, Inc.	489,395	14,946
*NeuStar, Inc. — Class A	432,600	9,327
*NVIDIA Corp.	536,700	10,047
*ValueClick, Inc.	1,206,860	18,284
*Varian Semiconductor Equipment Associates, Inc.	339,200	11,811
*VeriFone Holdings, Inc.	606,900	7,252

Total		272,322

Common Stocks (96.2%)	Shares/ $ Par	Value $ (000’s)

Materials (3.6%)
*Owens-Illinois, Inc.	477,200	19,894
Praxair, Inc.	169,840	16,006
Titanium Metals Corp.	325,600	4,555

Total		40,455

Other Holdings (1.3%)
SPDR Metals & Mining	156,800	14,830

Total		14,830

Utilities (1.4%)
Equitable Resources, Inc.	224,400	15,497

Total		15,497

Total Common Stocks (Cost: $1,012,989)		1,075,125

Money Market Investments (3.9%)

Autos (2.0%)
(b)New Center Asset Trust, 2.80%, 7/11/08	10,000,000	9,992
(b)New Center Asset Trust, 3.05%, 7/1/08	13,100,000	13,100

Total		23,092

Federal Government & Agencies (0.1%)
Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	1,000,000	998

Total		998

Finance Services (0.9%)
Ciesco LLC, 2.63%, 7/7/08	10,000,000	9,995

Total		9,995

Personal Credit Institutions (0.9%)
American General Finance, 2.65%, 7/23/08	10,000,000	9,984

Total		9,984

Total Money Market Investments (Cost: $44,069)		44,069

Total Investments (100.1%) (Cost $1,057,058)(a)		1,119,194

Other Assets, Less Liabilities (-0.1%)		(1,409)

Net Assets (100.0%)		1,117,785

*	Non-Income Producing

ADR after the name of a security represents —American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,057,058 and the net unrealized appreciation of investments based on that cost was $62,136 which is comprised of $188,090 aggregate gross unrealized appreciation and $125,954 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	38	9/08	$(887)
(Total Notional Value at June 30, 2008, $16,490)

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index”, “Standard & Poor’s MidCap 400 Index”, “S&P 500”, “Standard & Poor’s 500”, S&P SmallCap 600 and Standard & Poor’s SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$959.30	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.30

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.9%)
*99 Cents Only Stores	21,233	140
Advance Auto Parts, Inc.	42,800	1,662
*Aeropostale, Inc.	30,350	951
American Eagle Outfitters, Inc.	96,950	1,321
American Greetings Corp. — Class A	22,100	273
*AnnTaylor Stores Corp.	27,750	665
ArvinMeritor, Inc.	32,950	411
Barnes & Noble, Inc.	20,500	509
Belo Corp. — Class A	39,800	291
Blyth, Inc.	10,900	131
Bob Evans Farms, Inc.	14,000	400
Borders Group, Inc.	26,600	160
BorgWarner, Inc.	52,700	2,338
Boyd Gaming Corp.	25,400	319
Brinker International, Inc.	45,875	867
Callaway Golf Co.	30,000	355
*Career Education Corp.	41,000	599
*CarMax, Inc.	98,900	1,403
CBRL Group, Inc.	10,026	246
*Charming Shoppes, Inc.	52,900	243
*The Cheesecake Factory, Inc.	31,350	499
*Chico’s FAS, Inc.	79,800	429
*Chipotle Mexican Grill, Inc. — Class A	14,900	1,231
*Coldwater Creek, Inc.	27,100	143
*Collective Brands, Inc.	29,642	345
*Corinthian Colleges, Inc.	38,500	447
DeVry, Inc.	27,200	1,458
*Dick’s Sporting Goods, Inc.	37,700	669
*Dollar Tree, Inc.	41,700	1,363
*DreamWorks Animation SKG, Inc.	36,100	1,076
Entercom Communications Corp. — Class A	12,000	84
Foot Locker, Inc.	70,000	872
Furniture Brands International, Inc.	22,000	294
Gentex Corp.	65,300	943
*Getty Images, Inc.	21,600	733
Guess?, Inc.	24,800	929
*Hanesbrands, Inc.	43,100	1,170
Harte-Hanks, Inc.	19,450	223
*Hovnanian Enterprises, Inc. — Class A	20,500	112
International Speedway Corp. — Class A	13,800	539
*ITT Educational Services, Inc.	13,300	1,099
John Wiley & Sons, Inc. — Class A	20,400	919
*Lamar Advertising Co. — Class A	35,700	1,286
*Lear Corp.	35,000	496
Lee Enterprises, Inc.	18,200	73
*Life Time Fitness, Inc.	15,300	452
M.D.C. Holdings, Inc.	15,900	621

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Marvel Entertainment, Inc.	21,900	704
Matthews International Corp. — Class A	14,100	638
Media General, Inc. — Class A	10,400	124
Modine Manufacturing Co.	14,800	183
*Mohawk Industries, Inc.	25,100	1,609
*NetFlix, Inc.	20,200	527
*NVR, Inc.	2,400	1,200
*O’Reilly Automotive, Inc.	52,300	1,169
*Pacific Sunwear of California, Inc.	32,000	273
PetSmart, Inc.	58,300	1,163
Phillips-Van Heusen Corp.	23,300	853
Regis Corp.	20,000	527
*Rent-A-Center, Inc.	30,200	621
Ross Stores, Inc.	61,400	2,180
The Ryland Group, Inc.	19,100	417
*Saks, Inc.	64,200	705
*Scholastic Corp.	11,800	338
*Scientific Games Corp. — Class A	29,600	877
Service Corp. International	118,600	1,169
Sotheby’s	30,600	807
Strayer Education, Inc.	6,500	1,359
Thor Industries, Inc.	15,600	332
*The Timberland Co. — Class A	22,100	361
*Toll Brothers, Inc.	58,200	1,090
Tupperware Brands Corp.	27,900	955
*Under Armour, Inc.	16,300	418
*Urban Outfitters, Inc.	51,100	1,594
*Valassis Communications, Inc.	21,800	273
*The Warnaco Group, Inc.	20,400	899
Williams-Sonoma, Inc.	39,900	792

Total		55,946

Consumer Staples (2.8%)
Alberto-Culver Co.	38,500	1,011
*BJ’s Wholesale Club, Inc.	27,000	1,045
Church & Dwight Co., Inc.	30,050	1,693
Corn Products International, Inc.	33,501	1,645
*Energizer Holdings, Inc.	26,000	1,900
*Hansen Natural Corp.	27,500	793
Hormel Foods Corp.	32,600	1,128
The J.M. Smucker Co.	25,196	1,024
Lancaster Colony Corp.	9,500	288
*NBTY, Inc.	23,200	744
PepsiAmericas, Inc.	26,800	530
Ruddick Corp.	16,800	576
*Smithfield Foods, Inc.	53,000	1,054
Tootsie Roll Industries, Inc.	12,357	311
Universal Corp.	12,300	556

Total		14,298

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Energy (10.3%)
Arch Coal, Inc.	65,200	4,892
*Bill Barrett Corp.	15,200	903
Cimarex Energy Co.	37,500	2,613
*Denbury Resources, Inc.	111,100	4,055
*Encore Acquisition Co.	24,200	1,820
*Exterran Holdings, Inc.	29,602	2,116
*FMC Technologies, Inc.	58,838	4,526
*Forest Oil Corp.	40,100	2,987
Frontier Oil Corp.	46,900	1,121
Helmerich & Payne, Inc.	47,000	3,385
*Newfield Exploration Co.	59,600	3,889
Overseas Shipholding Group, Inc.	12,300	978
Patterson-UTI Energy, Inc.	69,800	2,516
Pioneer Natural Resources Co.	54,100	4,235
*Plains Exploration & Production Co.	51,066	3,726
*Pride International, Inc.	75,700	3,580
*Quicksilver Resources, Inc.	46,600	1,801
*Superior Energy Services, Inc.	36,600	2,018
Tidewater, Inc.	24,900	1,619

Total		52,780

Financials (13.6%)
*Affiliated Managers Group, Inc.	16,500	1,486
Alexandria Real Estate Equities, Inc.	14,500	1,411
AMB Property Corp.	44,400	2,237
American Financial Group, Inc.	32,450	868
*AmeriCredit Corp.	51,900	447
Apollo Investment Corp.	64,200	920
Arthur J. Gallagher & Co.	41,700	1,005
Associated Banc-Corp.	57,663	1,112
Astoria Financial Corp.	37,000	743
Bank of Hawaii Corp.	21,800	1,042
BRE Properties, Inc.	23,100	1,000
Brown & Brown, Inc.	51,600	897
Camden Property Trust	23,900	1,058
Cathay General Bancorp	22,400	243
City National Corp.	18,300	770
The Colonial BancGroup, Inc.	88,800	392
Commerce Bancshares, Inc.	28,300	1,122
Cousins Properties, Inc.	16,700	386
Cullen/Frost Bankers, Inc.	26,600	1,326
Duke Realty Corp.	66,300	1,488
Eaton Vance Corp.	52,400	2,083
Equity One, Inc.	16,700	343
Everest Re Group, Ltd.	28,500	2,272
Federal Realty Investment Trust	26,600	1,835
Fidelity National Financial, Inc. — Class A	96,591	1,217

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Financials continued
First American Corp.	41,700	1,101
First Niagara Financial Group, Inc.	47,300	608
FirstMerit Corp.	36,500	595
The Hanover Insurance Group, Inc.	23,500	999
HCC Insurance Holdings, Inc.	52,250	1,105
Health Care REIT, Inc.	40,200	1,789
Highwoods Properties, Inc.	25,900	814
Horace Mann Educators Corp.	18,400	258
Hospitality Properties Trust	42,500	1,040
Jefferies Group, Inc.	51,100	860
Jones Lang LaSalle, Inc.	14,400	867
Liberty Property Trust	41,700	1,382
The Macerich Co.	32,800	2,038
Mack-Cali Realty Corp.	29,700	1,015
Mercury General Corp.	16,100	752
Nationwide Health Properties, Inc.	42,900	1,351
New York Community Bancorp, Inc.	147,121	2,624
Old Republic International Corp.	104,375	1,236
PacWest Bancorp	11,100	165
The PMI Group, Inc.	36,800	72
Potlatch Corp.	17,747	801
Protective Life Corp.	31,800	1,210
Radian Group, Inc.	36,400	53
Raymond James Financial, Inc.	43,525	1,149
Rayonier, Inc.	35,566	1,510
Realty Income Corp.	45,900	1,045
Regency Centers Corp.	31,500	1,862
SEI Investments Co.	57,300	1,348
StanCorp Financial Group, Inc.	22,200	1,043
*SVB Financial Group	14,700	707
Synovus Financial Corp.	149,500	1,305
TCF Financial Corp.	49,200	592
UDR, Inc.	60,400	1,352
Unitrin, Inc.	23,500	648
W.R. Berkley Corp.	70,550	1,704
Waddell & Reed Financial, Inc. — Class A	39,000	1,365
Washington Federal, Inc.	39,665	718
Webster Financial Corp.	23,800	443
Weingarten Realty Investors	33,800	1,025
Westamerica Bancorporation	13,100	689
Wilmington Trust Corp.	30,700	812

Total		69,755

Health Care (9.6%)
*Advanced Medical Optics, Inc.	27,512	516
*Affymetrix, Inc.	31,400	323
*Apria Healthcare Group, Inc.	19,800	384
Beckman Coulter, Inc.	28,400	1,918
*Cephalon, Inc.	30,700	2,047
*Cerner Corp.	30,200	1,364

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Charles River Laboratories International, Inc.	30,900	1,975
*Community Health Systems, Inc.	43,800	1,445
*Covance, Inc.	29,100	2,503
DENTSPLY International, Inc.	68,400	2,518
*Edwards Lifesciences Corp.	25,700	1,594
*Endo Pharmaceuticals Holdings, Inc.	55,200	1,335
*Gen-Probe, Inc.	24,500	1,163
*Health Management Associates, Inc. — Class A	110,200	717
*Health Net, Inc.	50,000	1,203
*Henry Schein, Inc.	40,600	2,094
Hill-Rom Holdings, Inc.	28,200	761
*Hologic, Inc.	115,600	2,521
*Invitrogen Corp.	41,800	1,641
*Kindred Healthcare, Inc.	13,500	388
*Kinetic Concepts, Inc.	24,500	978
*LifePoint Hospitals, Inc.	25,700	727
*Lincare Holdings, Inc.	33,200	943
Medicis Pharmaceutical Corp. — Class A	25,500	530
Omnicare, Inc.	55,200	1,447
*Par Pharmaceutical Companies, Inc.	15,700	255
PDL BioPharma, Inc.	52,900	562
Perrigo Co.	35,200	1,118
Pharmaceutical Product Development, Inc.	47,600	2,042
*Psychiatric Solutions, Inc.	25,000	946
*ResMed, Inc.	35,200	1,258
*Sepracor, Inc.	50,800	1,012
STERIS Corp.	28,100	808
*Techne Corp.	17,700	1,370
Universal Health Services, Inc. — Class B	23,400	1,479
*Valeant Pharmaceuticals International	41,200	705
*Varian, Inc.	13,700	700
*VCA Antech, Inc.	38,400	1,067
*Vertex Pharmaceuticals, Inc.	63,700	2,132
*WellCare Health Plans, Inc.	18,900	683

Total		49,172

Industrials (16.0%)
*AGCO Corp.	41,500	2,175
*AirTran Holdings, Inc.	51,700	105
*Alaska Air Group, Inc.	17,200	264
Alexander & Baldwin, Inc.	18,700	852
*Alliant Techsystems, Inc.	14,900	1,515
AMETEK, Inc.	48,550	2,293
*Avis Budget Group, Inc.	46,970	393
*BE Aerospace, Inc.	42,200	983
The Brink’s Co.	21,800	1,426
Carlisle Companies, Inc.	27,200	789
*ChoicePoint, Inc.	30,700	1,480
Con-way, Inc.	20,500	969
*Copart, Inc.	31,600	1,353
The Corporate Executive Board Co.	15,700	660

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Corrections Corp. of America	56,600	1,555
Crane Co.	23,300	898
Deluxe Corp.	23,300	415
Donaldson Co., Inc.	31,900	1,424
DRS Technologies, Inc.	18,700	1,472
The Dun & Bradstreet Corp.	25,700	2,252
*Dycom Industries, Inc.	18,400	267
Fastenal Co.	56,700	2,447
Federal Signal Corp.	21,600	259
Flowserve Corp.	26,000	3,555
GATX Corp.	21,700	962
Graco, Inc.	27,700	1,055
Granite Construction, Inc.	14,800	467
Harsco Corp.	38,300	2,084
Herman Miller, Inc.	25,600	637
HNI Corp.	20,200	357
Hubbell, Inc. — Class B	25,800	1,029
IDEX Corp.	36,980	1,362
J.B. Hunt Transport Services, Inc.	39,000	1,298
*JetBlue Airways Corp.	82,325	307
Joy Global, Inc.	48,850	3,705
*Kansas City Southern	34,900	1,535
KBR, Inc.	76,900	2,685
Kelly Services, Inc. — Class A	10,100	195
Kennametal, Inc.	34,900	1,136
*Korn/Ferry International	21,000	330
Lincoln Electric Holdings, Inc.	19,500	1,535
Manpower, Inc.	36,100	2,102
Mine Safety Appliances Co.	13,300	532
*MPS Group, Inc.	43,200	459
MSC Industrial Direct Co., Inc. — Class A	21,500	948
*Navigant Consulting, Inc.	20,700	405
Nordson Corp.	15,200	1,108
Oshkosh Corp.	33,600	695
Pentair, Inc.	45,000	1,576
*Quanta Services, Inc.	77,500	2,578
Republic Services, Inc.	71,500	2,124
Rollins, Inc.	19,187	284
Roper Industries, Inc.	40,500	2,668
*The Shaw Group, Inc.	37,000	2,286
SPX Corp.	24,200	3,188
*Stericycle, Inc.	39,600	2,047
Teleflex, Inc.	17,700	984
*Thomas & Betts Corp.	23,200	878
The Timken Co.	43,400	1,430
Trinity Industries, Inc.	36,850	1,278
*United Rentals, Inc.	34,400	675
*URS Corp.	37,800	1,586
Wabtec Corp.	22,100	1,075
Werner Enterprises, Inc.	20,150	374
*YRC Worldwide, Inc.	25,700	382

Total		82,142

Information Technology (13.6%)
*3Com Corp.	182,200	386
*ACI Worldwide, Inc.	16,300	287

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Activision, Inc.	133,166	4,537
Acxiom Corp.	30,702	353
*ADC Telecommunications, Inc.	53,300	787
ADTRAN, Inc.	25,600	610
*Advent Software, Inc.	8,100	292
*Alliance Data Systems Corp.	35,900	2,030
Amphenol Corp. — Class A	80,200	3,599
*Arrow Electronics, Inc.	55,700	1,711
*Atmel Corp.	201,100	700
*Avnet, Inc.	68,100	1,858
*Avocent Corp.	20,700	385
Broadridge Financial Solutions, Inc.	63,400	1,335
*Cadence Design Systems, Inc.	116,800	1,180
*CommScope, Inc.	30,477	1,608
*Cree, Inc.	39,600	903
*Cypress Semiconductor Corp.	69,200	1,713
Diebold, Inc.	29,800	1,060
*Digital River, Inc.	16,800	648
*DST Systems, Inc.	21,000	1,156
*F5 Networks, Inc.	38,500	1,094
Fair Isaac Corp.	22,200	461
*Fairchild Semiconductor International, Inc.	56,400	662
*FLIR Systems, Inc.	58,700	2,381
*Foundry Networks, Inc.	68,000	804
*Gartner, Inc.	29,500	611
Global Payments, Inc.	36,000	1,678
Harris Corp.	61,800	3,120
Imation Corp.	14,200	325
*Ingram Micro, Inc. — Class A	67,300	1,195
*Integrated Device Technology, Inc.	77,630	772
*International Rectifier Corp.	32,900	632
Intersil Corp. — Class A	57,400	1,396
Jack Henry & Associates, Inc.	34,800	753
*KEMET Corp.	38,100	123
*Lam Research Corp.	56,400	2,039
*Macrovision Solutions Corp.	37,600	562
*McAfee, Inc.	73,400	2,498
*Mentor Graphics Corp.	40,700	643
*Metavante Technologies, Inc.	40,500	916
National Instruments Corp.	26,050	739
*NCR Corp.	79,100	1,993
*NeuStar, Inc. — Class A	35,100	757
*Palm, Inc.	48,400	261
*Parametric Technology Corp.	52,500	875
Plantronics, Inc.	22,100	493
*Polycom, Inc.	39,900	972
*RF Micro Devices, Inc.	119,200	346
*Semtech Corp.	29,100	409
*Silicon Laboratories, Inc.	22,100	798
*SRA International, Inc. — Class A	19,500	438

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Sybase, Inc.	35,523	1,045
*Synopsys, Inc.	64,300	1,537
*Tech Data Corp.	24,600	834
*Trimble Navigation, Ltd.	55,800	1,992
*TriQuint Semiconductor, Inc.	64,811	393
*ValueClick, Inc.	44,400	673
*Vishay Intertechnology, Inc.	84,387	749
*Western Digital Corp.	100,600	3,474
*Wind River Systems, Inc.	34,800	379
*Zebra Technologies Corp. — Class A	30,100	982

Total		69,942

Materials (7.9%)
Airgas, Inc.	37,400	2,184
Albemarle Corp.	34,400	1,373
AptarGroup, Inc.	30,900	1,296
Cabot Corp.	29,500	717
Carpenter Technology Corp.	22,300	973
CF Industries Holdings, Inc.	21,900	3,346
Chemtura Corp.	109,663	640
Cleveland-Cliffs, Inc.	40,900	4,875
Commercial Metals Co.	52,800	1,991
Cytec Industries, Inc.	19,000	1,037
Ferro Corp.	19,700	370
FMC Corp.	34,000	2,633
Louisiana-Pacific Corp.	46,700	396
The Lubrizol Corp.	31,000	1,436
Martin Marietta Materials, Inc.	18,700	1,937
Minerals Technologies, Inc.	8,700	553
Olin Corp.	33,800	885
Packaging Corp. of America	41,600	895
Reliance Steel & Aluminum Co.	28,600	2,205
RPM International, Inc.	55,200	1,137
The Scotts Miracle-Gro Co. — Class A	20,100	353
Sensient Technologies Corp.	21,700	611
Sonoco Products Co.	45,100	1,396
Steel Dynamics, Inc.	85,400	3,337
Temple-Inland, Inc.	48,100	542
Terra Industries, Inc.	41,100	2,028
The Valspar Corp.	45,400	859
Worthington Industries, Inc.	29,900	613

Total		40,618

Telecommunication Services (0.5%)
*Cincinnati Bell, Inc.	112,500	448
Telephone and Data Systems, Inc.	48,200	2,278

Total		2,726

Utilities (7.8%)
AGL Resources, Inc.	34,600	1,196
Alliant Energy Corp.	51,500	1,764
Aqua America, Inc.	60,433	965
*Aquila, Inc.	170,300	642
Black Hills Corp.	17,100	548
DPL, Inc.	51,500	1,359

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Energen Corp.	32,500	2,536
Energy East Corp.	71,700	1,772
Equitable Resources, Inc.	58,700	4,055
Great Plains Energy, Inc.	39,100	988
Hawaiian Electric Industries, Inc.	37,900	937
IDACORP, Inc.	20,400	589
MDU Resources Group, Inc.	82,700	2,884
National Fuel Gas Co.	37,800	2,248
Northeast Utilities	70,300	1,795
NSTAR	48,400	1,637
OGE Energy Corp.	41,600	1,319
ONEOK, Inc.	47,100	2,300
PNM Resources, Inc.	39,050	467
Puget Energy, Inc.	58,700	1,408
SCANA Corp.	52,900	1,957
Sierra Pacific Resources	105,981	1,347
Vectren Corp.	34,600	1,080
Westar Energy, Inc.	47,000	1,011
WGL Holdings, Inc.	22,400	778
(b)Wisconsin Energy Corp.	53,000	2,397

Total		39,979

Total Common Stocks (Cost: $423,304)		477,358

Money Market Investments (7.0%)

Federal Government & Agencies (0.4%)
(b)Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	2,200,000	2,195

Total		2,195

Finance Services (2.8%)
(b)Bryant Park Funding LLC, 2.73%, 7/25/08	3,800,000	3,793
(b)Ciesco LLC, 2.63%, 7/7/08	10,000,000	9,996

Total		13,789

Health Care (1.9%)
(b)CVS Corp., 2.90%, 7/1/08	10,000,000	10,000

Total		10,000

Security Brokers and Dealers (1.9%)
(b)Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	10,000,000	10,000

Total		10,000

Total Money Market Investments (Cost: $35,984)		35,984

Total Investments (100.0%) (Cost $459,288)(a)		513,342

Other Assets, Less Liabilities (0.0%)		232

Net Assets (100.0%)		513,574

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $459,288 and the net unrealized appreciation of investments based on that cost was $54,054 which is comprised of $125,150 aggregate gross unrealized appreciation and $71,096 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	87	9/08	$(2,036)
(Total Notional Value at June 30, 2008, $37,758)

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio’s investment strategy emphasizes investments in smaller mid-sized companies, which may cause its average market capitalization to be lower than, may cause it to perform differently from, and will subject it to greater small cap company risk than, other mid cap funds without this emphasis. Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$937.50	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.44

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.7%)
ArvinMeritor, Inc.	105,300	1,314
Autoliv, Inc.	10,300	480
*AutoNation, Inc.	57,003	571
Brunswick Corp.	72,900	773
Callaway Golf Co.	45,900	543
Dillard’s, Inc. — Class A	17,200	199
Furniture Brands International, Inc.	60,100	803
Jones Apparel Group, Inc.	35,000	481
KB Home	10,000	169
The Men’s Wearhouse, Inc.	23,400	381
*Office Depot, Inc.	13,900	152
Thor Industries, Inc.	54,400	1,157
*TRW Automotive Holdings Corp.	59,800	1,105

Total		8,128

Consumer Staples (9.3%)
Corn Products International, Inc.	9,800	481
Del Monte Foods Co.	115,100	817
Molson Coors Brewing Co. — Class B	35,600	1,934
Ruddick Corp.	58,200	1,997
*Smithfield Foods, Inc.	43,300	861
SUPERVALU, Inc.	45,050	1,392
Tyson Foods, Inc. — Class A	68,800	1,028
Universal Corp.	29,200	1,320

Total		9,830

Energy (5.5%)
*Exterran Holdings, Inc.	6,000	429
Helmerich & Payne, Inc.	11,400	821
Hess Corp.	13,800	1,741
*Oil States International, Inc.	34,900	2,214
Rowan Companies, Inc.	11,500	538

Total		5,743

Financials (18.6%)
*Arch Capital Group, Ltd.	31,000	2,056
Ashford Hospitality Trust	49,800	230
Aspen Insurance Holdings, Ltd.	61,300	1,451
Astoria Financial Corp.	39,350	790
Central Pacific Financial Corp.	53,700	572
Digital Realty Trust, Inc.	27,200	1,113
Fidelity National Financial, Inc. — Class A	70,500	888
First Niagara Financial Group, Inc.	39,400	507
Mid-America Apartment Communities, Inc.	12,100	618
Old Republic International Corp.	72,300	856

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Platinum Underwriters Holdings, Ltd.	55,400	1,807
Provident Financial Services, Inc.	86,700	1,215
RenaissanceRe Holdings, Ltd.	10,100	451
The South Financial Group, Inc.	85,600	336
StanCorp Financial Group, Inc.	28,600	1,343
Strategic Hotels & Resorts, Inc.	13,200	124
Sunstone Hotel Investors, Inc.	18,000	299
Susquehanna Bancshares, Inc.	55,900	765
Tanger Factory Outlet Centers, Inc.	18,900	679
Taubam Centers, Inc.	11,500	559
Trustmark Corp.	60,300	1,064
UnionBanCal Corp.	10,200	412
Webster Financial Corp.	44,800	833
Whitney Holding Corp.	31,850	583

Total		19,551

Health Care (6.4%)
*AMERIGROUP Corp.	42,700	888
*Apria Healthcare Group, Inc.	28,900	560
*LifePoint Hospitals, Inc.	25,400	719
*Molina Healthcare, Inc.	42,938	1,045
Omnicare, Inc.	21,600	566
PerkinElmer, Inc.	66,000	1,839
Universal Health Services, Inc. — Class B	18,200	1,151

Total		6,768

Industrials (21.2%)
Acuity Brands, Inc.	18,500	889
*AGCO Corp.	19,800	1,038
*Alaska Air Group, Inc.	38,100	584
Arkansas Best Corp.	22,800	835
*Avis Budget Group, Inc.	82,700	692
Briggs & Stratton Corp.	49,600	629
*Continental Airlines, Inc. — Class B	34,600	350
Con-way, Inc.	18,700	884
Cooper Industries, Ltd. — Class A	24,000	948
*EnerSys	23,000	787
GATX Corp.	39,700	1,760
Goodrich Corp.	13,800	655
Kelly Services, Inc. — Class A	64,600	1,249
Kennametal, Inc.	41,000	1,335
Mueller Industries, Inc.	44,400	1,430
Regal-Beloit Corp.	33,700	1,424
Ryder System, Inc.	27,200	1,873
SkyWest, Inc.	30,000	380
SPX Corp.	11,900	1,568

Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Terex Corp.	16,400	842
*United Stationers, Inc.	25,900	957
Werner Enterprises, Inc.	66,100	1,228

Total		22,337

Information Technology (9.5%)
*Amkor Technology, Inc.	91,000	947
*Arrow Electronics, Inc.	36,100	1,109
*CommScope, Inc.	24,300	1,282
IKON Office Solutions, Inc.	115,500	1,302
*Ingram Micro, Inc. — Class A	48,800	866
*Insight Enterprises, Inc.	63,900	750
*Lexmark International, Inc. — Class A	16,200	542
*Sanmina-SCI Corp.	124,900	160
*Spansion, Inc. — Class A	64,000	144
*Tech Data Corp.	24,600	834
*Teradyne, Inc.	39,000	432
*Vishay Intertechnology, Inc.	117,100	1,039
*Zoran Corp.	52,400	613

Total		10,020

Materials (13.8%)
AptarGroup, Inc.	21,200	889
Arch Chemicals, Inc.	6,000	199
Ashland, Inc.	30,100	1,451
Chemtura Corp.	67,300	393
Cleveland-Cliffs, Inc.	14,400	1,716
Commercial Metals Co.	47,100	1,776
Cytec Industries, Inc.	26,800	1,462
Methanex Corp.	28,800	807
Quanex Building Products Corp.	26,500	394
Reliance Steel & Aluminum Co.	11,200	863
*Rockwood Holdings, Inc.	54,200	1,886
Silgan Holdings, Inc.	15,900	807
Sonoco Products Co.	17,900	554
Steel Dynamics, Inc.	16,200	633
Westlake Chemical Corp.	50,600	752

Total		14,582

Utilities (5.8%)
Allegheny Energy, Inc.	10,100	506
Atmos Energy Corp.	41,800	1,152
Northeast Utilities	52,300	1,335
Puget Energy, Inc.	21,100	506
*Reliant Energy, Inc.	70,900	1,509
Wisconsin Energy Corp.	24,500	1,108

Total		6,116

Total Common Stocks (Cost: $112,699)		103,075

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Mid Cap Value Portfolio

Money Market Investments (2.7%)	Shares/ $ Par	Value $ (000’s)

Autos (1.9%)
New Center Asset Trust, 3.05%, 7/1/08	2,000,000	2,000

Total		2,000

Security Brokers and Dealers (0.8%)
Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	800,000	800

Total		800

Total Money Market Investments (Cost: $2,800)		2,800

Total Investments (100.5%) (Cost $115,499)(a)		105,875

Other Assets, Less Liabilities (-0.5%)		(578)

Net Assets (100.0%)		105,297

*	Non-Income Producing

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $115,499 and the net unrealized depreciation of investments based on that cost was $9,624 which is comprised of $13,924 aggregate gross unrealized appreciation and $23,548 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$852.00	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$2.81

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.2%)
*American Public Education, Inc.	164,900	6,437
*Capella Education Co.	100,800	6,012
*Dick’s Sporting Goods, Inc.	119,500	2,120
*Dolan Media Co.	170,600	3,105
*Dollar Tree, Inc.	158,400	5,178
*Life Time Fitness, Inc.	42,563	1,258
*LKQ Corp.	130,500	2,358
*New Oriental Education & Technology Group, Inc., ADR	34,090	1,992
*Priceline.com, Inc.	14,000	1,616
*Red Robin Gourmet Burgers, Inc.	67,700	1,878
*Ulta Salon, Cosmetics & Fragrance, Inc.	113,306	1,274
*The Warnaco Group, Inc.	101,600	4,478
*WMS Industries, Inc.	148,500	4,421

Total		42,127

Consumer Staples (3.0%)
Alberto-Culver Co.	176,350	4,633
*Central European Distribution Corp.	124,205	9,210

Total		13,843

Energy (13.1%)
*Alpha Natural Resources, Inc.	14,300	1,491
*Arena Resources, Inc.	169,900	8,975
*Carrizo Oil & Gas, Inc.	95,700	6,516
*Contango Oil & Gas Co.	41,200	3,828
*Core Laboratories N.V.	29,000	4,128
*EXCO Resources, Inc.	74,900	2,765
*ION Geophysical Corp.	209,600	3,658
*Oceaneering International, Inc.	83,400	6,426
*Petrohawk Energy Corp.	43,400	2,010
*Petroleum Development Corp.	90,200	5,997
*T-3 Energy Services, Inc.	101,312	8,051
*TETRA Technologies, Inc.	158,700	3,763
*W-H Energy Services, Inc.	22,900	2,192

Total		59,800

Financials (5.2%)
Boston Private Financial Holdings, Inc.	226,000	1,281
Digital Realty Trust, Inc.	112,000	4,581
*Encore Bancshares, Inc.	96,902	1,517
*FCStone Group, Inc.	98,266	2,745
*Global Cash Access Holdings, Inc.	381,296	2,616
*Investment Technology Group, Inc.	122,100	4,085

Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
*KBW, Inc.	217,142	4,469
MFA Mortgage Investments, Inc.	380,600	2,482

Total		23,776

Health Care (15.3%)
*BioMarin Pharmaceutical, Inc.	197,100	5,712
*Cepheid, Inc.	188,647	5,305
*Genoptix, Inc.	190,869	6,022
*Hologic, Inc.	47,112	1,027
*ICON PLC, ADR	89,100	6,729
*Illumina, Inc.	43,300	3,772
*Masimo Corp.	247,232	8,492
Meridian Bioscience, Inc.	186,139	5,011
*NuVasive, Inc.	159,866	7,140
*Phase Forward, Inc.	373,368	6,709
*The Providence Service Corp.	76,659	1,618
*Psychiatric Solutions, Inc.	81,844	3,097
*Third Wave Technologies	252,400	2,817
*Thoratec Corp.	196,895	3,424
*TranS1, Inc.	139,477	2,102
*United Therapeutics Corp.	8,400	821

Total		69,798

Industrials (16.0%)
*Aerovironment, Inc.	143,100	3,889
*Astronics Corp.	129,000	1,794
*Axsys Technologies, Inc.	109,683	5,708
Bucyrus International, Inc.	134,484	9,820
*Cornell Companies, Inc.	144,700	3,489
*Corrections Corp. of America	170,698	4,689
*Hill International, Inc.	160,100	2,632
*Hub Group, Inc. — Class A	125,900	4,297
Kaydon Corp.	93,009	4,782
Knight Transportation, Inc.	190,170	3,480
*Polypore International, Inc.	138,700	3,513
*Team, Inc.	174,577	5,991
*Titan Machinery, Inc.	177,100	5,547
*TransDigm Group, Inc.	104,700	3,517
Valmont Industries, Inc.	34,200	3,567
*VistaPrint, Ltd.	194,436	5,203
Walter Industries, Inc.	12,200	1,327

Total		73,245

Information Technology (22.4%)
*Advanced Energy Industries, Inc.	461,129	6,318
*Atheros Communications, Inc.	141,300	4,239
*Bankrate, Inc.	58,733	2,295
*Blackboard, Inc.	152,581	5,833
*Cogo Group, Inc.	431,945	3,935
*comScore, Inc.	234,839	5,124

Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Concur Technologies, Inc.	150,200	4,991
*DealerTrack Holdings, Inc.	65,846	929
*Diodes, Inc.	206,600	5,710
*F5 Networks, Inc.	147,000	4,178
*FLIR Systems, Inc.	48,800	1,980
*IHS, Inc. — Class A	87,183	6,068
*Mellanox Technologies, Ltd.	375,901	5,090
*Netlogic Microsystems, Inc.	118,753	3,943
*NeuStar, Inc. — Class A	145,600	3,139
*Omniture, Inc.	150,119	2,788
*Rubicon Technology, Inc.	141,200	2,869
*Sohu.com, Inc.	32,565	2,294
*SonicWALL, Inc.	378,111	2,439
*Switch and Data Facilities Co.	230,863	3,922
*Synchronoss Technologies, Inc.	45,106	407
*Taleo Corp. — Class A	178,824	3,503
*Tessera Technologies, Inc.	62,200	1,018
*TriQuint Semiconductor, Inc.	338,600	2,052
*The Ultimate Software Group, Inc.	202,767	7,226
*ValueClick, Inc.	157,836	2,391
*VanceInfo Technologies, Inc., ADR	411,800	3,467
*Vocus, Inc.	120,500	3,876

Total		102,024

Materials (2.2%)
Airgas, Inc.	102,940	6,011
Silgan Holdings, Inc.	83,829	4,253

Total		10,264

Other Holdings (1.8%)
Financial Select Sector SPDR Fund	45,200	916
SPDR Metals & Mining	76,803	7,264

Total		8,180

Telecommunication Services (2.0%)
*Centennial Communications Corp.	667,111	4,663
*Glu Mobile, Inc.	456,773	2,206
*PAETEC Holding Corp.	340,437	2,162

Total		9,031

Utilities (1.5%)
ITC Holdings Corp.	133,500	6,823

Total		6,823

Total Common Stocks (Cost: $418,689)		418,911

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

Money Market Investments (8.7%)	Shares/ $ Par	Value $ (000’s)

Autos (4.3%)
(b)Fcar Owner Trust I, 2.85%, 7/21/08	10,000,000	9,983
(b)New Center Asset Trust, 2.98%, 7/25/08	10,000,000	9,980

Total		19,963

Federal Government & Agencies (0.3%)
(b)Federal Home Loan Mortgage Corp., 2.01%, 8/11/08	1,500,000	1,497

Total		1,497

Finance Services (2.2%)
Ciesco LLC, 2.63%, 7/7/08	10,000,000	9,996

Total		9,996

Miscellaneous Business Credit Institutions (1.9%)
Kraft Foods, Inc., 2.85%, 7/1/08	8,500,000	8,500

Total		8,500

Total Money Market Investments (Cost: $39,956)		39,956

Total Investments (100.4%) (Cost $458,645)(a)		458,867

Other Assets, Less Liabilities (-0.4%)		(1,804)

Net Assets (100.0%)		457,063

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $458,645 and the net unrealized appreciation of investments based on that cost was $222 which is comprised of $43,610 aggregate gross unrealized appreciation and $43,388 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	58	9/08	$(920)
(Total Notional Value at June 30, 2008, $20,980)

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index”, “Standard & Poor’s MidCap 400 Index”, “S&P 500”, “Standard & Poor’s 500”, S&P SmallCap 600 and Standard & Poor’s SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolios.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$928.20	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$1.76

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (10.1%)
*4Kids Entertainment, Inc.	560	4
A.H. Belo Corp. — Class A	761	4
Aaron Rents, Inc.	2,277	51
Arbitron, Inc.	1,166	55
Arctic Cat, Inc.	514	4
*ATC Technology Corp.	908	21
*Audiovox Corp. — Class A	782	8
Bassett Furniture Industries, Inc.	505	6
Big 5 Sporting Goods Corp.	934	7
*Blue Nile, Inc.	642	27
*Brightpoint, Inc.	2,198	16
Brown Shoe Co., Inc.	1,810	25
Brunswick Corp.	3,745	40
*Buffalo Wild Wings, Inc.	662	16
Building Materials Holding Corp.	1,180	2
*Cabela’s, Inc.	1,694	19
*California Pizza Kitchen, Inc.	1,083	12
The Cato Corp. — Class A	1,263	18
*CEC Entertainment, Inc.	1,051	29
*Champion Enterprises, Inc.	3,322	19
*Charlotte Russe Holding, Inc.	892	16
*The Children’s Place Retail Stores, Inc.	1,011	36
Christopher & Banks Corp.	1,508	10
CKE Restaurants, Inc.	2,244	28
*Coinstar, Inc.	1,194	39
CPI Corp.	229	4
*Crocs, Inc.	3,559	29
*Deckers Outdoor Corp.	558	79
DineEquity, Inc.	655	24
*The Dress Barn, Inc.	1,935	26
*Drew Industries, Inc.	779	12
Ethan Allen Interiors, Inc.	1,227	30
*The Finish Line, Inc. — Class A	2,088	18
*Fleetwood Enterprises, Inc.	3,261	9
*Fossil, Inc.	1,984	58
Fred’s, Inc. — Class A	1,707	19
*Genesco, Inc.	820	25
Group 1 Automotive, Inc.	992	20
*The Gymboree Corp.	1,236	50
Haverty Furniture Companies, Inc.	907	9
*Hibbett Sports, Inc.	1,217	26
Hillenbrand, Inc.	2,670	57
*Hot Topic, Inc.	1,869	10
*Iconix Brand Group, Inc.	2,465	30
*Jack in the Box, Inc.	2,513	56
*JAKKS Pacific, Inc.	1,171	26
*Jo-Ann Stores, Inc.	1,079	25
*Jos. A. Bank Clothiers, Inc.	778	21
K-Swiss, Inc. — Class A	1,142	17
Landry’s Restaurants, Inc.	532	10
La-Z-Boy, Inc.	2,199	17
Libbey, Inc.	625	5

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Lithia Motors, Inc. — Class A	691	3
*Live Nation, Inc.	3,240	34
*LKQ Corp.	4,924	90
M/I Homes, Inc.	528	8
*Maidenform Brands, Inc.	807	11
The Marcus Corp.	901	13
*MarineMax, Inc.	786	6
The Men’s Wearhouse, Inc.	2,199	36
*Meritage Homes Corp.	1,311	20
*Midas, Inc.	591	8
Monaco Coach Corp.	1,275	4
*Monarch Casino & Resort, Inc.	561	7
Movado Group, Inc.	782	15
*Multimedia Games, Inc.	989	4
National Presto Industries, Inc.	202	13
*Nautilus, Inc.	1,349	7
NutriSystem, Inc.	1,306	18
O’Charley’s, Inc.	938	9
OfficeMax, Inc.	3,246	45
Oxford Industries, Inc.	604	12
*P.F. Chang’s China Bistro, Inc.	1,033	23
*Panera Bread Co. — Class A	1,296	60
*Papa John’s International, Inc.	881	23
*Peet’s Coffee & Tea, Inc.	538	11
The Pep Boys — Manny, Moe & Jack	1,778	16
*Perry Ellis International, Inc.	497	11
*PetMed Express, Inc.	1,014	12
*Pinnacle Entertainment, Inc.	2,564	27
Polaris Industries, Inc.	1,409	57
Pool Corp.	2,044	36
*Pre-Paid Legal Services, Inc.	354	14
*Quiksilver, Inc.	5,378	53
*Radio One, Inc. — Class D	3,469	4
*RC2 Corp.	744	14
*Red Robin Gourmet Burgers, Inc.	720	20
Ruby Tuesday, Inc.	2,211	12
*Russ Berrie and Co., Inc.	720	6
*Ruth’s Hospitality Group, Inc.	851	4
*Select Comfort Corp.	1,920	3
*Shuffle Master, Inc.	1,508	7
*Skechers U.S.A., Inc. — Class A	1,396	28
Skyline Corp.	291	7
Sonic Automotive, Inc. — Class A	1,245	16
*Sonic Corp.	2,562	38
Spartan Motors, Inc.	1,386	10
Stage Stores, Inc.	1,639	19
*Stamps.com, Inc.	679	8
Standard Motor Products, Inc.	518	4
*Standard Pacific Corp.	2,783	9
*The Steak n Shake Co.	1,228	8
Stein Mart, Inc.	1,117	5
*Sturm, Ruger & Co., Inc.	889	6

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Superior Industries International, Inc.	991	17
*Texas Roadhouse, Inc. — Class A	2,290	21
*Tractor Supply Co.	1,390	40
Triarc Companies, Inc. — Class B	2,698	17
*Tuesday Morning Corp.	1,287	5
*Tween Brands, Inc.	1,059	17
UniFirst Corp.	611	27
*Universal Electronics, Inc.	605	13
*Universal Technical Institute, Inc.	890	11
*Volcom, Inc.	625	15
Winnebago Industries, Inc.	1,243	13
*WMS Industries, Inc.	1,783	53
Wolverine World Wide, Inc.	2,128	57
*Zale Corp.	1,511	29
*Zumiez, Inc.	777	13

Total		2,506

Consumer Staples (3.0%)
*Alliance One International, Inc.	3,805	19
The Andersons, Inc.	774	32
*The Boston Beer Co., Inc. — Class A	426	17
Casey’s General Stores, Inc.	2,168	50
*Central Garden & Pet Co. — Class A	3,070	13
*Chattem, Inc.	820	53
*Darling International, Inc.	3,484	58
Flowers Foods, Inc.	3,349	94
*The Great Atlantic & Pacific Tea Co., Inc.	994	23
*Green Mountain Coffee Roasters, Inc.	739	28
*The Hain Celestial Group, Inc.	1,733	41
J & J Snack Foods Corp.	599	16
Lance, Inc.	1,341	25
Longs Drug Stores Corp.	1,286	54
Mannatech, Inc.	668	4
Nash Finch Co.	545	19
*Ralcorp Holdings, Inc.	1,101	54
Sanderson Farms, Inc.	659	23
Spartan Stores, Inc.	936	22
*Spectrum Brands, Inc.	1,738	4
*TreeHouse Foods, Inc.	1,334	32
*United Natural Foods, Inc.	1,833	36
*USANA Health Sciences, Inc.	365	10
WD-40 Co.	702	21

Total		748

Energy (9.1%)
*Atwood Oceanics, Inc.	1,191	148
*Basic Energy Services, Inc.	974	31
*Bristow Group, Inc.	1,200	59
CARBO Ceramics, Inc.	873	51

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
*Dril-Quip, Inc.	1,169	74
Gulf Island Fabrication, Inc.	469	23
*Helix Energy Solutions Group, Inc.	3,920	163
*Hornbeck Offshore Services, Inc.	990	56
*ION Geophysical Corp.	3,540	62
Lufkin Industries, Inc.	632	53
*Matrix Service Co.	1,112	26
*NATCO Group, Inc. — Class A	855	47
*Oceaneering International, Inc.	2,357	182
*Patriot Coal Corp.	1,144	175
Penn Virginia Corp.	1,782	134
*Petroleum Development Corp.	635	42
*PetroQuest Energy, Inc.	1,868	50
*Pioneer Drilling Co.	2,128	40
*SEACOR Holdings, Inc.	939	84
St. Mary Land & Exploration Co.	2,631	170
*Stone Energy Corp.	1,217	80
*Superior Well Services, Inc.	676	21
*Swift Energy Co.	1,306	86
*TETRA Technologies, Inc.	3,190	76
*Unit Corp.	2,017	167
*W-H Energy Services, Inc.	1,323	127
World Fuel Services Corp.	1,229	27

Total		2,254

Financials (12.5%)
Acadia Realty Trust	1,380	32
Anchor BanCorp Wisconsin, Inc.	757	5
Bank Mutual Corp.	2,063	21
BankAtlantic Bancorp, Inc. — Class A	1,780	3
BioMed Realty Trust, Inc.	3,067	75
Boston Private Financial Holdings, Inc.	1,647	9
Brookline Bancorp, Inc.	2,490	24
Cascade Bancorp	1,201	9
Cash America International, Inc.	1,246	39
Central Pacific Financial Corp.	1,228	13
Colonial Properties Trust	2,028	41
Columbia Banking System, Inc.	774	15
Community Bank System, Inc.	1,279	26
Corus Bankshares, Inc.	1,365	6
Delphi Financial Group, Inc. — Class A	1,801	42
DiamondRock Hospitality Co.	4,053	44
Dime Community Bancshares	1,075	18
Downey Financial Corp.	834	2
East West Bancorp, Inc.	2,713	19
EastGroup Properties, Inc.	1,064	46
Entertainment Properties Trust	1,310	65
Essex Property Trust, Inc.	1,092	116
Extra Space Storage, Inc.	3,397	52
Financial Federal Corp.	1,091	24
First BanCorp.	3,244	21

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
*First Cash Financial Services, Inc.	1,112	17
First Commonwealth Financial Corp.	2,723	25
First Financial Bancorp.	1,314	12
First Financial Bankshares, Inc.	941	43
First Midwest Bancorp, Inc.	2,077	39
*FirstFed Financial Corp.	585	5
*Flagstar Bancorp, Inc.	1,574	5
*Forestar Real Estate Group, Inc.	1,523	29
Frontier Financial Corp.	1,769	15
Glacier Bancorp, Inc.	2,307	37
*Guaranty Financial Group, Inc.	1,510	8
Hancock Holding Co.	1,033	41
Hanmi Financial Corp.	1,649	9
Hilb Rogal and Hobbs Co.	1,556	68
Home Properties, Inc.	1,353	65
Independent Bank Corp.	857	3
Infinity Property & Casualty Corp.	693	29
Inland Real Estate Corp.	2,509	36
*Investment Technology Group, Inc.	1,870	63
*Irwin Financial Corp.	811	2
Kilroy Realty Corp.	1,400	66
Kite Realty Group Trust	1,246	16
*LaBranche & Co., Inc.	2,333	17
LandAmerica Financial Group, Inc.	662	15
Lexington Realty Trust	2,580	35
LTC Properties, Inc.	868	22
Medical Properties Trust, Inc.	2,838	29
Mid-America Apartment Communities, Inc.	1,122	57
Nara Bancorp, Inc.	931	10
National Financial Partners Corp.	1,689	33
National Penn Bancshares, Inc.	3,399	45
National Retail Properties, Inc.	3,139	66
*The Navigators Group, Inc.	568	31
Old National Bancorp	2,831	40
optionsXpress Holdings, Inc.	1,800	40
Parkway Properties, Inc.	653	22
Pennsylvania Real Estate Investment Trust	1,682	39
*Philadelphia Consolidated Holding Corp.	2,474	84
*Piper Jaffray Companies, Inc.	653	19
*Portfolio Recovery Associates, Inc.	649	24
Presidential Life Corp.	923	14
PrivateBancorp, Inc.	1,202	37
*ProAssurance Corp.	1,371	66
Prosperity Bancshares, Inc.	1,648	44
Provident Bankshares Corp.	1,417	9
PS Business Parks, Inc.	655	34
*Rewards Network, Inc.	1,153	5
RLI Corp.	768	38
Safety Insurance Group, Inc.	695	25
*SCPIE Holdings, Inc.	336	9

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Selective Insurance Group, Inc.	2,280	43
Senior Housing Properties Trust	4,786	93
*Signature Bank	1,273	33
The South Financial Group, Inc.	3,112	12
Sovran Self Storage, Inc.	934	39
Sterling Bancorp	769	9
Sterling Bancshares, Inc.	3,127	28
Sterling Financial Corp.	2,219	9
Stewart Information Services Corp.	775	15
Susquehanna Bancshares, Inc.	3,677	50
SWS Group, Inc.	945	16
Tanger Factory Outlet Centers, Inc.	1,349	48
Tower Group, Inc.	868	18
*TradeStation Group, Inc.	1,214	12
TrustCo Bank Corp. NY	3,236	24
UCBH Holdings, Inc.	4,724	11
UMB Financial Corp.	1,523	78
Umpqua Holdings Corp.	2,569	31
United Bankshares, Inc.	1,647	38
United Community Banks, Inc.	1,688	14
United Fire & Casualty Co.	928	25
Whitney Holding Corp.	2,743	50
Wilshire Bancorp, Inc.	754	6
Wintrust Financial Corp.	1,009	24
*World Acceptance Corp.	699	24
Zenith National Insurance Corp.	1,590	56

Total		3,115

Health Care (9.9%)
*Abaxis, Inc.	927	22
*Air Methods Corp.	459	11
*Allscripts Healthcare Solutions, Inc.	2,440	30
*Alpharma, Inc. — Class A	1,894	43
*Amedisys, Inc.	1,133	57
*American Medical Systems Holdings, Inc.	3,111	47
*AMERIGROUP Corp.	2,289	48
*AMN Healthcare Services, Inc.	1,288	22
*AmSurg Corp.	1,346	33
Analogic Corp.	573	36
*ArQule, Inc.	1,481	5
*ArthroCare Corp.	1,139	46
*BioLase Technology, Inc.	1,032	4
*Cambrex Corp.	1,244	7
*Centene Corp.	1,856	31
Chemed Corp.	1,015	37
*CONMED Corp.	1,225	33
The Cooper Companies, Inc.	1,924	71
*Cross Country Healthcare, Inc.	1,311	19
*CryoLife, Inc.	1,071	12
*Cubist Pharmaceuticals, Inc.	2,411	43
*Cyberonics, Inc.	960	21
Datascope Corp.	561	26
*Dionex Corp.	783	52
*Enzo Biochem, Inc.	1,352	15

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Gentiva Health Services, Inc.	1,214	23
*Greatbatch, Inc.	977	17
*Haemonetics Corp.	1,100	61
*HealthExtras, Inc.	1,601	48
*Healthspring, Inc.	2,141	36
*Healthways, Inc.	1,503	44
*HMS Holdings Corp.	951	20
*ICU Medical, Inc.	527	12
*IDEXX Laboratories, Inc.	2,579	127
*Immucor, Inc.	2,995	79
*Integra LifeSciences Holdings	817	36
Invacare Corp.	1,372	28
*inVentiv Health, Inc.	1,413	39
*Kendle International, Inc.	553	20
*Kensey Nash Corp.	497	16
LCA-Vision, Inc.	792	4
*LHC Group, Inc.	619	14
*Magellan Health Services, Inc.	1,731	64
*Martek Biosciences Corp.	1,411	48
*MedCath Corp.	534	10
Mentor Corp.	1,444	40
Meridian Bioscience, Inc.	1,717	46
*Merit Medical Systems, Inc.	1,180	17
*Molina Healthcare, Inc.	609	15
*Noven Pharmaceuticals, Inc.	1,062	11
*Odyssey HealthCare, Inc.	1,400	14
*Omnicell, Inc.	1,407	19
*Osteotech, Inc.	760	4
Owens & Minor, Inc.	1,758	81
*Palomar Medical Technologies, Inc.	780	8
*PAREXEL International Corp.	2,421	64
*Pediatrix Medical Group, Inc.	2,017	100
*Pharmanet Development Group, Inc.	823	13
*PharMerica Corp.	1,301	29
*Phase Forward, Inc.	1,830	33
*PSS World Medical, Inc.	2,648	43
*Regeneron Pharmaceuticals, Inc.	2,672	39
*RehabCare Group, Inc.	772	12
*Res-Care, Inc.	1,088	19
*Salix Pharmaceuticals, Ltd.	2,042	14
*Savient Pharmaceuticals, Inc.	1,900	48
*Sciele Pharma, Inc.	1,498	29
*Sunrise Senior Living, Inc.	1,921	43
*SurModics, Inc.	657	29
*Symmetry Medical, Inc.	1,517	25
*Theragenics Corp.	1,428	5
*ViroPharma, Inc.	2,991	33
Vital Signs, Inc.	341	19
West Pharmaceutical Services, Inc.	1,382	60
*Zoll Medical Corp.	894	30

Total		2,459

Industrials (14.0%)
A.O. Smith Corp.	925	30
*AAR Corp.	1,657	22
ABM Industries, Inc.	1,900	42
Acuity Brands, Inc.	1,736	83

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Administaff, Inc.	982	27
Albany International Corp. — Class A	1,130	33
Angelica Corp.	408	9
Apogee Enterprises, Inc.	1,229	20
Applied Industrial Technologies, Inc.	1,537	37
Applied Signal Technology, Inc.	538	7
Arkansas Best Corp.	1,078	39
*Astec Industries, Inc.	822	26
Baldor Electric Co.	1,972	69
Barnes Group, Inc.	1,948	45
Belden, Inc.	1,871	63
Bowne & Co., Inc.	1,150	15
Brady Corp. — Class A	2,323	80
Briggs & Stratton Corp.	2,119	27
*C&D Technologies, Inc.	1,098	9
Cascade Corp.	366	15
CDI Corp.	582	15
*Ceradyne, Inc.	1,126	39
CLARCOR, Inc.	2,159	76
*Consolidated Graphics, Inc.	474	23
Cubic Corp.	663	15
Curtiss-Wright Corp.	1,913	86
*EMCOR Group, Inc.	2,902	83
*EnPro Industries, Inc.	864	32
*Esterline Technologies Corp.	1,262	62
Forward Air Corp.	1,233	43
G & K Services, Inc. — Class A	846	26
*Gardner Denver, Inc.	2,245	129
*GenCorp, Inc.	2,437	17
Gibraltar Industries, Inc.	1,280	20
*Griffon Corp.	1,126	10
Healthcare Services Group, Inc.	1,840	28
Heartland Express, Inc.	2,426	36
Heidrick & Struggles International, Inc.	735	20
*Hub Group, Inc. — Class A	1,609	55
*II-VI, Inc.	1,043	36
*Insituform Technologies, Inc. — Class A	1,187	18
Interface, Inc. — Class A	2,398	30
Kaman Corp.	1,084	25
Kaydon Corp.	1,184	61
*Kirby Corp.	2,306	112
Knight Transportation, Inc.	2,451	45
Landstar System, Inc.	2,255	126
Lawson Products, Inc.	179	4
Lennox International, Inc.	2,421	70
Lindsay Corp.	510	43
*Lydall, Inc.	709	9
*Magnetek, Inc.	1,299	5
*Mobile Mini, Inc.	1,481	30
*Moog, Inc. — Class A	1,823	68
Mueller Industries, Inc.	1,587	51
*NCI Building Systems, Inc.	839	31
*Old Dominion Freight Line, Inc.	1,212	36

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*On Assignment, Inc.	1,514	12
*Orbital Sciences Corp.	2,503	59
Regal-Beloit Corp.	1,376	58
Robbins & Myers, Inc.	1,475	74
*School Specialty, Inc.	737	22
Simpson Manufacturing Co., Inc.	1,600	38
SkyWest, Inc.	2,495	32
*Spherion Corp.	2,346	11
The Standard Register Co.	541	5
Standex International Corp.	534	11
*Sykes Enterprises, Inc.	1,405	26
*Teledyne Technologies, Inc.	1,515	74
*Tetra Tech, Inc.	2,516	57
The Toro Co.	1,604	53
Tredegar Corp.	909	13
Triumph Group, Inc.	707	33
*TrueBlue, Inc.	1,895	25
*United Stationers, Inc.	1,001	37
Universal Forest Products, Inc.	810	24
Valmont Industries, Inc.	747	78
Viad Corp.	885	23
Vicor Corp.	819	8
*Volt Information Sciences, Inc.	574	7
Wabash National Corp.	1,313	10
*Waste Connections, Inc.	2,840	91
Watsco, Inc.	1,063	44
Watson Wyatt Worldwide, Inc. — Class A	1,824	96
Watts Water Technologies, Inc. — Class A	1,269	32
Woodward Governor Co.	2,496	89

Total		3,455

Information Technology (13.6%)
*Actel Corp.	1,081	18
*Adaptec, Inc.	5,171	17
*Advanced Energy Industries, Inc.	1,410	19
Agilysys, Inc.	973	11
*Anixter International, Inc.	1,297	77
*Ansoft Corp.	678	25
*ANSYS, Inc.	3,354	159
*Arris Group, Inc.	5,241	44
*ATMI, Inc.	1,335	37
*Avid Technology, Inc.	1,345	23
*Axcelis Technologies, Inc.	4,381	21
*Bankrate, Inc.	565	22
Bel Fuse, Inc. — Class B	505	12
*Benchmark Electronics, Inc.	2,885	47
Black Box Corp.	749	20
Blackbaud, Inc.	1,912	41
*Blue Coat Systems, Inc.	1,634	23
*Brooks Automation, Inc.	2,715	22
*Cabot Microelectronics Corp.	1,003	33
*CACI International, Inc. — Class A	1,288	59
*Captaris, Inc.	1,132	5
*Catapult Communications Corp.	385	3
*Checkpoint Systems, Inc.	1,696	35

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*CIBER, Inc.	2,285	14
Cognex Corp.	1,792	41
Cohu, Inc.	986	14
*Comtech Telecommunications Corp.	1,037	51
*Concur Technologies, Inc.	1,843	61
*CSG Systems International, Inc.	1,493	16
CTS Corp.	1,438	14
*CyberSource Corp.	2,950	49
*Cymer, Inc.	1,298	35
Daktronics, Inc.	1,443	29
*DealerTrack Holdings, Inc.	1,276	18
*Digi International, Inc.	1,102	9
*Diodes, Inc.	1,354	37
*Ditech Networks, Inc.	1,115	2
*DSP Group, Inc.	1,206	8
*Electro Scientific Industries, Inc.	1,158	16
*Epicor Software Corp.	2,527	17
*EPIQ Systems, Inc.	1,330	19
*Exar Corp.	1,991	15
FactSet Research Systems, Inc.	1,801	102
*FARO Technologies, Inc.	713	18
*FEI Co.	1,559	36
*Gerber Scientific, Inc.	1,012	12
Gevity HR, Inc.	997	5
*Harmonic, Inc.	4,025	38
*Hutchinson Technology, Inc.	1,008	14
*Informatica Corp.	3,785	57
InfoSpace, Inc.	1,471	12
*Insight Enterprises, Inc.	2,005	24
*Intevac, Inc.	928	10
*Itron, Inc.	1,465	145
*j2 Global Communications, Inc.	1,899	44
*JDA Software Group, Inc.	1,148	21
Keithley Instruments, Inc.	587	6
*The Knot, Inc.	1,200	12
*Kopin Corp.	2,937	8
*Kulicke and Soffa Industries, Inc.	2,288	17
*Littelfuse, Inc.	927	29
*LoJack Corp.	755	6
*Manhattan Associates, Inc.	1,054	25
*ManTech International Corp. — Class A	847	41
MAXIMUS, Inc.	797	28
*Mercury Computer Systems, Inc.	973	7
Methode Electronics, Inc.	1,625	17
Micrel, Inc.	2,190	20
*MICROS Systems, Inc.	3,483	106
*Microsemi Corp.	3,362	85
*MKS Instruments, Inc.	1,875	41
MTS Systems Corp.	750	27
*NETGEAR, Inc.	1,511	21
*Network Equipment Technologies, Inc.	1,256	4
*Newport Corp.	1,539	18
*Novatel Wireless, Inc.	1,355	15

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Park Electrochemical Corp.	870	21
PC-Tel, Inc.	892	9
*Perficient, Inc.	1,367	13
*Pericom Semiconductor Corp.	1,083	16
*Phoenix Technologies, Ltd.	1,176	13
*Photon Dynamics, Inc.	759	11
*Photronics, Inc.	1,796	13
*Planar Systems, Inc.	796	2
*Plexus Corp.	1,813	50
*Progress Software Corp.	1,776	45
Quality Systems, Inc.	750	22
*Radiant Systems, Inc.	1,162	12
*RadiSys Corp.	959	9
*Rogers Corp.	767	29
*Rudolph Technologies, Inc.	1,307	10
*ScanSource, Inc.	1,123	30
*Secure Computing Corp.	2,466	10
*SI International, Inc.	566	12
*Skyworks Solutions, Inc.	6,970	69
*Smith Micro Software, Inc.	1,301	7
*Sonic Solutions	1,128	7
*SPSS, Inc.	763	28
*Standard Microsystems Corp.	972	26
*StarTek, Inc.	485	5
*Stratasys, Inc.	882	16
*Supertex, Inc.	550	13
*Symmetricom, Inc.	1,966	8
*Synaptics, Inc.	969	37
*SYNNEX Corp.	722	18
*Take-Two Interactive Software, Inc.	3,303	84
Technitrol, Inc.	1,750	30
*THQ, Inc.	2,850	58
*Tollgrade Communications, Inc.	563	3
*TTM Technologies, Inc.	1,822	24
*Tyler Technologies, Inc.	1,463	20
*Ultratech, Inc.	999	16
United Online, Inc.	2,938	29
*Varian Semiconductor Equipment Associates, Inc.	3,171	111
*Veeco Instruments, Inc.	1,363	22
*ViaSat, Inc.	1,134	23
*Websense, Inc.	1,930	33
*Wright Express Corp.	1,659	41

Total		3,364

Materials (2.9%)
A. Schulman, Inc.	1,159	27
A.M. Castle & Co.	716	20
AMCOL International Corp.	955	27
Arch Chemicals, Inc.	1,063	35
*Brush Engineered Materials, Inc.	872	21
*Buckeye Technologies, Inc.	1,676	14
*Century Aluminum Co.	1,249	84
*Chesapeake Corp.	879	2
Deltic Timber Corp.	452	24
Georgia Gulf Corp.	1,474	4
H.B. Fuller Co.	2,261	52
*Headwaters, Inc.	1,796	21

Common Stocks (80.3%)	Shares/ $ Par	Value $ (000’s)

Materials continued
*Material Sciences Corp.	515	4
Myers Industries, Inc.	1,204	10
Neenah Paper, Inc.	624	10
NewMarket Corp.	589	39
Olympic Steel, Inc.	385	29
*OM Group, Inc.	1,306	43
*Omnova Solutions, Inc.	1,826	5
Penford Corp.	480	7
*PolyOne Corp.	3,989	28
Quaker Chemical Corp.	439	12
Quanex Building Products Corp.	1,595	24
Rock-Tenn Co. — Class A	1,434	43
*RTI International Metals, Inc.	983	35
Schweitzer-Mauduit International, Inc.	670	11
Texas Industries, Inc.	1,174	67
Tronox, Inc. — Class B	1,780	5
Wausau Paper Corp.	2,107	16
Zep, Inc.	894	13

Total		732

Other Holdings (0.8%)
iShares S&P SmallCap 600 Index Fund	3,200	193

Total		193

Telecommunication Services (0.2%)
*The E.W. Scripps Co. — Class A	3,776	12
FairPoint Communications, Inc.	3,807	27
*General Communication, Inc. — Class A	1,933	13

Total		52

Utilities (4.2%)
ALLETE, Inc.	1,108	47
American States Water Co.	737	26
Atmos Energy Corp.	3,857	106
Avista Corp.	2,269	49
Central Vermont Public Service Corp.	442	9
CH Energy Group, Inc.	580	21
Cleco Corp.	2,574	60
*El Paso Electric Co.	1,914	38
The Laclede Group, Inc.	933	38
New Jersey Resources Corp.	1,793	59
Northwest Natural Gas Co.	1,130	52
Piedmont Natural Gas Co., Inc.	3,138	82
South Jersey Industries, Inc.	1,271	47
Southern Union Co.	5,303	142
Southwest Gas Corp.	1,851	55
UGI Corp.	4,572	130
UIL Holdings Corp.	1,078	32
Unisource Energy Corp.	1,472	46

Total		1,039

Total Common Stocks (Cost: $23,555)		19,917

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Index 600 Stock Portfolio

Money Market Investments (18.9%)	Shares/ $ Par	Value $ (000’s)

Autos (8.1%)
Daimler Chrysler Auto, 2.60%, 7/2/08	1,000,000	1,000
(k)New Center Asset Trust, 2.98%, 7/25/08	1,000,000	998

Total		1,998

Finance Services (4.0%)
Bryant Park Funding LLC, 2.73%, 7/25/08	1,000,000	998

Total		998

Miscellaneous Business Credit Institutions (6.8%)
Kraft Foods, Inc., 2.85%, 7/1/08	1,000,000	1,000
Viacom, Inc., 2.95%, 7/1/08	700,000	700

Total		1,700

Total Money Market Investments (Cost: $4,696)		4,696

Total Investments (99.2%) (Cost $28,251)(a)		24,613

Other Assets, Less Liabilities (0.8%)		210

Net Assets (100.0%)		24,823

*	Non-Income Producing

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $28,251 and the net unrealized depreciation of investments based on that cost was $3,638 which is comprised of $1,344 aggregate gross unrealized appreciation and $4,982 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2008

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JP Morgan Chase Bank	S&P Smallcap 600 Index	1 Month USD-LIBOR-30 BPS	S&P Smallcap Index Total Return	5/09	$5,012	$(379)

(k)	Securities with an aggregate market value of $998 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Small Cap Value Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$984.30	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.35

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Portfolio

Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.5%)
Aaron Rents, Inc.	181,300	4,048
Aaron Rents, Inc. — Class A	4,725	95
*Apollo Group, Inc. — Class A	1,700	75
*Bed Bath & Beyond, Inc.	6,200	174
Brinker International, Inc.	1,400	26
Brunswick Corp.	12,600	134
*Cablevision Systems Corp. — Class A	1,400	32
*Career Education Corp.	18,700	273
*Corinthian Colleges, Inc.	124,000	1,440
Courier Corp.	7,500	151
*Cox Radio, Inc. — Class A	7,500	89
CSS Industries, Inc.	53,900	1,305
*Culp, Inc.	54,800	385
Dillard’s, Inc. — Class A	22,600	261
*Discovery Holding Co. — Class A	7,000	154
*DISH Network Corp. — Class A	11,400	334
*Drew Industries, Inc.	92,200	1,471
The E.W. Scripps Co. — Class A	22,600	939
Eastman Kodak Co.	1,700	25
*Expedia, Inc.	9,800	180
Family Dollar Stores, Inc.	11,900	237
Fred’s, Inc. — Class A	98,700	1,109
The Gap, Inc.	36,200	603
Harman International Industries, Inc.	1,700	70
Haverty Furniture Companies, Inc.	128,000	1,285
*Lamar Advertising Co. — Class A	1,200	43
Lee Enterprises, Inc.	67,100	268
*Live Nation, Inc.	33,700	357
M/I Homes, Inc.	58,900	926
*MarineMax, Inc.	83,900	602
Mattel, Inc.	29,400	503
Matthews International Corp. — Class A	91,000	4,119
Meredith Corp.	18,500	523
*Meritage Homes Corp.	92,000	1,396
The New York Times Co. — Class A	1,900	29
Newell Rubbermaid, Inc.	2,200	37
Pool Corp.	83,125	1,476
*Saga Communications, Inc. — Class A	103,700	520
*Scholastic Corp.	16,700	479
Skyline Corp.	4,800	113
Stanley Furniture Co., Inc.	75,200	812
*Starbucks Corp.	4,800	76
*The Steak n Shake Co.	79,900	506
Stein Mart, Inc.	182,800	824
*Time Warner Cable, Inc. — Class A	11,600	307

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
The TJX Companies, Inc.	5,000	157
*TRW Automotive Holdings Corp.	15,400	284
Weight Watchers International, Inc.	9,385	334
*Winn-Dixie Stores, Inc.	34,000	545
Winnebago Industries, Inc.	126,300	1,287
*XM Satellite Radio Holdings, Inc. — Class A	4,000	31

Total		31,449

Consumer Staples (2.2%)
Alberto-Culver Co.	18,700	491
*Alliance One International, Inc.	175,200	895
Brown-Forman Corp. — Class B	2,500	189
Casey’s General Stores, Inc.	66,100	1,532
The Clorox Co.	2,500	131
Coca-Cola Enterprises, Inc.	27,000	467
ConAgra Foods, Inc.	10,300	199
The Hershey Co.	18,700	613
McCormick & Co., Inc.	5,600	200
Nash Finch Co.	46,900	1,606
Sara Lee Corp.	9,200	113
Sysco Corp.	19,100	525
Tootsie Roll Industries, Inc.	10,173	256

Total		7,217

Energy (12.3%)
*Atwood Oceanics, Inc.	17,600	2,188
Baker Hughes, Inc.	5,200	454
BJ Services Co.	20,700	661
CARBO Ceramics, Inc.	34,000	1,984
Cimarex Energy Co.	11,600	808
*Compton Petroleum Corp.	8,600	109
*Exterran Holdings, Inc.	7,457	533
*Forest Oil Corp.	61,850	4,608
*GeoMet, Inc.	54,500	517
*Hercules Offshore, Inc.	45,589	1,733
Hess Corp.	1,000	126
*Mariner Energy, Inc.	63,593	2,351
Murphy Oil Corp.	12,800	1,255
Penn Virginia Corp.	120,900	9,119
Petro-Canada	9,900	552
Spectra Energy Corp.	8,300	239
*TETRA Technologies, Inc.	167,500	3,971
*Union Drilling, Inc.	31,600	685
*W-H Energy Services, Inc.	37,900	3,629
*Whiting Petroleum Corp.	47,300	5,018

Total		40,540

Financials (16.8%)
Ares Capital Corp.	189,900	1,914
Axis Capital Holdings, Ltd.	9,900	295
Cincinnati Financial Corp.	19,300	490
Commerce Bancshares, Inc.	12,115	480

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Compass Diversified Holdings	80,800	924
Cullen/Frost Bankers, Inc.	2,200	110
Discover Financial Services	36,000	474
East West Bancorp, Inc.	143,000	1,010
Employers Holdings, Inc.	39,800	824
First American Corp.	8,200	216
First Financial Fund, Inc.	136,600	1,131
First Horizon National Corp.	24,900	185
First Niagara Financial Group, Inc.	24,800	319
First Potomac Realty Trust	102,300	1,559
Glacier Bancorp, Inc.	107,000	1,711
Hatteras Financial Corp.	56,700	1,304
Hercules Technology Growth Capital, Inc.	133,600	1,193
Home Bancshares, Inc.	67,300	1,513
Janus Capital Group, Inc.	24,400	646
JMP Group, Inc.	74,100	490
Kilroy Realty Corp.	69,500	3,269
Kohlberg Capital Corp.	140,350	1,404
LaSalle Hotel Properties	76,300	1,917
Legg Mason, Inc.	9,000	392
*Markel Corp.	4,800	1,762
Marsh & McLennan Companies, Inc.	20,800	552
Max Capital Group, Ltd	100,000	2,133
National Interstate Corp.	74,800	1,375
Northern Trust Corp.	8,600	590
OneBeacon Insurance Group, Ltd.	11,600	204
Parkway Properties, Inc.	43,900	1,481
*Piper Jaffray Companies, Inc.	30,100	883
Potlatch Corp.	68,200	3,077
*ProAssurance Corp.	90,500	4,353
The Progressive Corp.	22,000	412
Redwood Trust, Inc.	51,700	1,178
*SLM Corp.	23,400	453
*The St. Joe Co.	11,600	398
*Stifel Financial Corp.	51,000	1,754
Strategic Hotels & Resorts, Inc.	108,000	1,012
*SVB Financial Group	82,200	3,954
Synovus Financial Corp.	3,700	32
The Travelers Companies, Inc.	4,530	197
*Triple-S Management Corp. — Class B	27,800	455
*Universal American Financial Corp.	44,700	457
Valley National Bancorp	11,677	184
(p)Washington Mutual, Inc	12,800	57
Washington Real Estate Investment Trust	61,100	1,836
Westamerica Bancorporation	8,100	426
Willis Group Holdings, Ltd.	17,800	558

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Wilmington Trust Corp.	19,300	510
Wintrust Financial Corp.	61,900	1,476

Total		55,529

Health Care (5.8%)
Analogic Corp.	20,900	1,318
*AngioDynamics, Inc.	60,200	820
*Boston Scientific Corp.	47,700	586
*Exelixis, Inc.	109,300	547
*Health Net, Inc.	5,800	140
*HEALTHSOUTH Corp.	37,960	631
*Lincare Holdings, Inc.	22,900	650
*Myriad Genetics, Inc.	63,400	2,886
National Healthcare Corp.	42,400	1,943
*Neurocrine Biosciences, Inc.	7,300	31
*OSI Pharmaceuticals, Inc.	6,800	281
Owens & Minor, Inc.	110,700	5,058
*Sepracor, Inc.	15,900	317
*St. Jude Medical, Inc.	6,100	249
*Valeant Pharmaceuticals International	13,100	224
*Waters Corp.	6,900	445
West Pharmaceutical Services, Inc.	66,000	2,856
*Zimmer Holdings, Inc.	4,100	279

Total		19,261

Industrials (24.5%)
*Accuride Corp.	99,900	425
*Alaska Air Group, Inc.	61,500	943
*Allied Waste Industries, Inc.	16,353	206
Ameron International Corp.	33,400	4,007
*Beacon Roofing Supply, Inc.	232,000	2,462
Belden, Inc.	79,400	2,690
*C&D Technologies, Inc.	93,000	787
Cascade Corp.	37,900	1,604
*Casella Waste Systems, Inc. — Class A	57,600	702
Cintas Corp.	7,100	188
CIRCOR International, Inc.	41,800	2,048
*Dollar Thrifty Automotive Group, Inc.	87,400	826
Dover Corp.	1,700	82
Electro Rent Corp.	139,200	1,746
Equifax, Inc.	5,700	192
Franklin Electric Co., Inc.	21,100	818
*FTI Consulting, Inc.	82,200	5,627
G & K Services, Inc. — Class A	61,300	1,867
*Genesee & Wyoming, Inc. — Class A	104,300	3,548
Gibraltar Industries, Inc.	107,800	1,722
IDEX Corp.	97,300	3,585
*Insituform Technologies, Inc. — Class A	124,000	1,889
*Kirby Corp.	101,500	4,872
Landstar System, Inc.	136,200	7,521
Manpower, Inc.	300	17
McGrath Rentcorp	124,000	3,049
*MPS Group, Inc.	231,900	2,465
*Navigant Consulting, Inc.	141,900	2,776

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Nordson Corp.	69,700	5,080
Raytheon Co.	1,500	84
Sims Group, Ltd., ADR	130,540	5,209
Southwest Airlines Co.	73,600	960
Universal Forest Products, Inc.	53,600	1,606
UTI Worldwide, Inc.	122,720	2,448
*Waste Connections, Inc.	78,900	2,519
Woodward Governor Co.	127,600	4,550

Total		81,120

Information Technology (10.0%)
*Advanced Energy Industries, Inc.	117,700	1,612
*Alcatel-Lucent, ADR	27,000	163
ASML Holding NV	1,600	39
*ATMI, Inc.	43,500	1,215
Automatic Data Processing, Inc.	8,600	360
AVX Corp.	32,800	371
*Brooks Automation, Inc.	140,887	1,165
*Cabot Microelectronics Corp.	21,800	723
*Cadence Design Systems, Inc.	5,300	54
*Electronic Arts, Inc.	6,100	271
*Exar Corp.	132,200	997
*Fairchild Semiconductor International, Inc.	33,100	388
*Formfactor Inc.	69,400	1,279
*GSI Group, Inc.	190,800	1,481
*Ixia	155,300	1,079
Landauer, Inc.	27,700	1,558
*Littelfuse, Inc.	57,900	1,827
Methode Electronics, Inc.	28,400	297
Molex, Inc. — Class A	23,400	536
Motorola, Inc.	49,900	366
*Newport Corp.	74,300	846
*Novellus Systems, Inc.	26,600	564
*Palm, Inc.	195,200	1,052
*Progress Software Corp.	99,300	2,539
Seagate Technology	9,300	178
*SPSS, Inc.	75,225	2,736
*StarTek, Inc.	105,500	992
*SYNNEX Corp.	62,400	1,566
*Teradyne, Inc.	23,300	258
Total System Services, Inc.	15,152	337
Tyco Electronics, Ltd.	15,200	544
*Websense, Inc.	98,000	1,650
*Wind River Systems, Inc.	234,700	2,556
Xilinx, Inc.	1,600	40
*Xyratex, Ltd.	79,600	1,325

Total		32,964

Materials (7.8%)
Airgas, Inc.	75,300	4,396
Alcoa, Inc.	8,000	285
AMCOL International Corp.	28,500	811
American Vanguard Corp.	103,300	1,271
AptarGroup, Inc.	104,100	4,366
Arch Chemicals, Inc.	75,400	2,500

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

Materials continued
Carpenter Technology Corp.	63,700	2,780
*Chesapeake Corp.	25,900	61
Deltic Timber Corp.	46,100	2,467
*Domtar Corp.	31,700	173
Innospec, Inc.	112,700	2,121
International Paper Co.	27,400	638
Louisiana-Pacific Corp.	12,900	110
Myers Industries, Inc.	151,700	1,236
Nalco Holding Co.	21,400	453
*Symyx Technologies, Inc.	93,400	652
Wausau Paper Corp.	130,300	1,005
Weyerhaeuser Co.	8,900	455

Total		25,780

Other Holdings (0.6%)
iShares Russell 2000 Value Index	31,500	2,016

Total		2,016

Telecommunication Services (1.0%)
*Kratos Defense & Security Solutions, Inc.	243,300	477
*Premiere Global Services, Inc.	179,800	2,621
Telephone and Data Systems, Inc.	5,300	234
Telephone and Data Systems, Inc.	2,100	99

Total		3,431

Utilities (4.4%)
Ameren Corp.	6,600	279
Black Hills Corp.	67,667	2,170
*Calpine Corp.	14,300	323
Cleco Corp.	94,400	2,203
Duke Energy Corp.	16,400	285
*Dynegy, Inc. — Class A	48,700	416
*El Paso Electric Co.	93,100	1,843
The Empire District Electric Co.	55,100	1,022
*Mirant Corp.	18,400	720
NiSource, Inc.	38,300	686
*NRG Energy, Inc.	2,000	86
Pinnacle West Capital Corp.	18,700	575
PNM Resources, Inc.	13,600	163
Southwest Gas Corp.	63,500	1,888
TECO Energy, Inc.	27,100	582
Vectren Corp.	44,100	1,376

Total		14,617

Total Common Stocks (Cost: $280,286)		313,924

Convertible Corporate Bonds (0.4%)

Industrials (0.0%)
Allied Waste Industries, Inc., 4.25%, 4/15/34	3,000	3

Total		3

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Small Cap Value Portfolio

Convertible Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining (0.2%)
Newmont Mining Corp., 1.625%, 7/15/17	599,000	771
Newmont Mining Corp., 1.625%, 7/15/17 144A	122,000	157

Total		928

Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.75%, 6/15/25	663,000	525

Total		525

Total Convertible Corporate Bonds (Cost: $1,558)		1,456

Preferred Stocks (0.3%)

Finance Services (0.3%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,165	821
(p)National City Corp., 0.00%, 4/1/13	2	172

Total Preferred Stocks (Cost: $1,365)		993

Money Market Investments (4.8%)

Other Holdings (4.8%)
Reserve Investment Fund	15,914,898	15,915

Total Money Market Investments (Cost: $15,915)		15,915

Total Investments (100.4%) (Cost $299,124)(a)		332,288

Other Assets, Less Liabilities (-0.4%)		(1,377)

Net Assets (100.0%)		330,911

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $157, representing 0.05% of the net assets.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $299,124 and the net unrealized appreciation of investments based on that cost was $33,164 which is comprised of $78,575 aggregate gross unrealized appreciation and $45,411 aggregate gross unrealized depreciation.

(p)	Restricted securities (excluding 144A issues) as of June 30, 2008:

Description	Acquisition Date	Cost (000’s)	Market Value (000’s)	Market Value as a Percent of Net Assets
National City Corp.	4/28/08	$200	$172	0.05%
Washington Mutual	4/14/08	$112	$57	0.02%

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

International Growth Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$894.20	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$3.83

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (4.3%)
Adidas AG	Germany	43,250	2,722
Aisin Seiki Co., Ltd.	Japan	5,000	163
Bridgestone Corp.	Japan	8,600	131
*Central European Media Enterprises, Ltd. — Class A	Czech Republic	7,960	721
Compagnie Financiere Richemont SA	Switzerland	24,500	1,353
Compass Group PLC	United Kingdom	226,565	1,702
Denso Corp.	Japan	5,200	178
Dentsu, Inc.	Japan	46	98
*Focus Media Holding Ltd., ADR	China	37,400	1,037
Grupo Televisa SA, ADR	Mexico	23,900	565
Honda Motor Co., Ltd.	Japan	14,500	493
Makita Corp.	Japan	3,700	151
Matsushita Electric Industrial Co., Ltd.	Japan	18,000	386
*Mitsubishi Motors Corp.	Japan	93,000	169
Nikon Corp.	Japan	5,000	145
Nissan Motor Co., Ltd.	Japan	21,500	177
Rational AG	Germany	5,882	1,186
Sekisui House, Ltd.	Japan	15,000	140
Sharp Corp.	Japan	10,000	163
Sony Corp.	Japan	10,300	443
Suzuki Motor Corp.	Japan	5,600	132
Toyota Industries Corp.	Japan	4,900	156
Toyota Motor Corp.	Japan	25,000	1,176
Yamada Denki Co., Ltd.	Japan	2,180	155

Total			13,742

Consumer Staples (8.3%)
Aeon Co., Ltd.	Japan	12,100	149
Asahi Breweries, Ltd.	Japan	8,800	164
Cadbury PLC	United Kingdom	107,680	1,351
Carrefour SA	France	12,900	727
Coca-Cola Hellenic Bottling Co. SA	Greece	55,780	1,514
Imperial Tobacco Group PLC	United Kingdom	30,400	1,131
IOI Corp. Bhd	Malaysia	872,800	1,993
Japan Tobacco, Inc.	Japan	44	187
Kao Corp.	Japan	8,000	210
Kerry Group PLC — Class A	Ireland	57,200	1,693
Kirin Holdings Co., Ltd.	Japan	10,000	156
KT&G Corp.	South Korea	11,211	965
Nestle SA	Switzerland	106,800	4,815
Pernod-Ricard	France	10,019	1,028
Reckitt Benckiser Group PLC	United Kingdom	63,555	3,218
Seven & I Holdings Co., Ltd.	Japan	9,200	263
Shiseido Co., Ltd.	Japan	7,000	160
Shoppers Drug Mart Corp.	Canada	37,855	2,075
Unilever NV	Netherlands	72,675	2,061
Woolworths, Ltd.	Australia	122,530	2,868

Total			26,728

Energy (12.5%)
*Artumas Group, Inc.	Norway	139,955	698
BP PLC	United Kingdom	524,840	6,088

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Energy continued
CNOOC, Ltd.	Hong Kong	1,265,000	2,194
Eni SPA	Italy	109,575	4,080
INPEX Holdings, Inc.	Japan	10	127
Nexen, Inc.	Canada	117,960	4,704
Nippon Mining Holdings, Inc.	Japan	16,500	104
Nippon Oil Corp.	Japan	23,000	155
Oil Search, Ltd.	Australia	117,180	765
Petroleo Brasileiro SA, ADR	Brazil	81,400	5,766
Reliance Industries, Ltd.	India	55,901	2,707
Saipem SPA	Italy	132,505	6,206
Seadrill, Ltd.	Norway	95,300	2,912
Suncor Energy, Inc.	Canada	65,590	3,808

Total			40,314

Financials (15.4%)
Anglo Irish Bank Corp. PLC	Ireland	148,304	1,398
Banco Espirito Santo SA	Portugal	156,760	2,435
Banco Santander SA	Spain	181,000	3,303
The Bank of Yokohama, Ltd.	Japan	37,000	255
Barclays PLC, ADR	United Kingdom	21,000	486
BNP Paribas	France	17,235	1,544
Cathay Financial Holding Co., Ltd.	Taiwan	1,188,000	2,564
Chuo Mitsui Trust Holdings, Inc.	Japan	25,000	148
Daiwa House Industry Co., Ltd.	Japan	14,000	131
Daiwa Securities Group, Inc.	Japan	16,000	146
Erste Bank der Oesterreichischen Sparkassen AG	Austria	9,070	561
Hang Seng Bank, Ltd.	Hong Kong	83,200	1,753
HBOS PLC	United Kingdom	52,970	290
*HBOS PLC — Rights	United Kingdom	21,188	5
Housing Development Finance Corp., Ltd.	India	49,695	2,235
HSBC Holdings PLC, ADR	United Kingdom	36,900	2,830
Industrial & Commercial Bank of China, Ltd. — Class H	China	2,381,000	1,624
Intesa Sanpaolo SPA	Italy	246,450	1,402
Julius Baer Holding AG	Switzerland	55,720	3,729
Manulife Financial Corp.	Canada	111,930	3,884
Mitsubishi Estate Co., Ltd.	Japan	13,000	297
Mitsubishi UFJ Financial Group, Inc.	Japan	84,500	744
Mitsui Fudosan Co., Ltd.	Japan	10,000	213
*Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	5,100	175
Mizuho Financial Group, Inc.	Japan	105	486
NIPPONKOA Insurance Co., Ltd.	Japan	20,000	174
Nomura Holdings, Inc.	Japan	18,400	272
ORIX Corp.	Japan	1,290	186
Piraeus Bank SA	Greece	87,195	2,369
Prudential PLC	United Kingdom	138,667	1,469
Resona Holdings, Inc.	Japan	82	126

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	7,830	1,633
Sompo Japan Insurance, Inc.	Japan	12,000	113
Standard Chartered PLC	United Kingdom	52,010	1,471
Sumitomo Mitsui Financial Group, Inc.	Japan	74	555
Sumitomo Realty & Development Co., Ltd.	Japan	7,000	139
The Sumitomo Trust and Banking Co., Ltd.	Japan	27,000	188
Sun Hung Kai Properties, Ltd.	Hong Kong	33,000	447
T&D Holdings, Inc.	Japan	2,150	133
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	82,705	705
Tokio Marine Holdings, Inc.	Japan	5,100	199
The Toronto-Dominion Bank	Canada	34,140	2,151
*UBS AG	Switzerland	32,060	663
UniCredit SPA	Italy	389,440	2,372
Zurich Financial Services AG	Switzerland	7,194	1,837

Total			49,840

Health Care (7.7%)
Astellas Pharma, Inc.	Japan	5,400	229
CSL, Ltd.	Australia	124,410	4,265
Daiichi Sankyo Co., Ltd.	Japan	8,400	231
Eisai Co., Ltd.	Japan	4,800	169
*Elan Corp. PLC, ADR	Ireland	9,505	338
Fresenius Medical Care AG & Co. KGaA	Germany	28,460	1,567
Getinge AB — Class B	Sweden	129,100	3,151
Lonza Group AG	Switzerland	11,245	1,552
Novartis AG	Switzerland	53,360	2,926
Roche Holding AG	Switzerland	28,885	5,184
Stada Arzneimittel AG	Germany	17,795	1,274
Takeda Pharmaceutical Co., Ltd.	Japan	7,600	385
Terumo Corp.	Japan	2,900	148
Teva Pharmaceutical Industries, Ltd., ADR	Israel	73,030	3,345

Total			24,764

Industrials (12.2%)
*ABB, Ltd., ADR	Switzerland	136,255	3,859
Alstom SA	France	15,950	3,657
Asahi Glass Co., Ltd.	Japan	15,000	182
BAE Systems PLC	United Kingdom	196,340	1,728
Bharat Heavy Electricals, Ltd.	India	18,393	591
Central Japan Railway Co.	Japan	36	396
Chemring Group PLC	United Kingdom	16,395	772
Dai Nippon Printing Co., Ltd.	Japan	10,000	147
Daikin Industries, Ltd.	Japan	3,500	176
Deutsche Post AG	Germany	17,330	452
East Japan Railway Co.	Japan	42	342
Fanuc, Ltd.	Japan	1,900	185
Far Eastern Textile, Ltd.	Taiwan	2,361,000	3,066
FLSmidth & Co. A/S	Denmark	32,741	3,589
Itochu Corp.	Japan	18,000	191
Jaiprakash Associates, Ltd.	India	142,368	478
Komatsu, Ltd.	Japan	8,900	247
Kubota Corp.	Japan	17,000	122
Kuehne & Nagel International AG	Switzerland	15,450	1,462

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Leighton Holdings, Ltd.	Australia	32,575	1,570
LG Corp.	South Korea	13,334	864
Marubeni Corp.	Japan	26,000	217
Mitsubishi Corp.	Japan	160,000	5,266
Mitsubishi Electric Corp.	Japan	22,000	238
Mitsubishi Heavy Industries, Ltd.	Japan	42,000	201
Mitsui & Co., Ltd.	Japan	16,000	353
Mitsui OSK Lines, Ltd.	Japan	15,000	215
*Morphic Technologies AB	Sweden	322,600	508
Nippon Yusen Kabushiki Kaisha	Japan	16,000	154
*Q-Cells AG	Germany	6,395	647
*Renewable Energy Corp. AS	Norway	28,150	726
Secom Co., Ltd.	Japan	3,900	190
Sumitomo Corp.	Japan	14,700	193
Sumitomo Electric Industries, Ltd.	Japan	11,800	150
Vallourec SA	France	4,400	1,537
*Vestas Wind Systems A/S	Denmark	34,400	4,488
West Japan Railway Co.	Japan	50	246

Total			39,405

Information Technology (6.5%)
*Autonomy Corp. PLC	United Kingdom	138,435	2,490
Canon, Inc.	Japan	11,600	595
EVS Broadcast Equipment SA	Belgium	17,935	1,601
FUJIFILM Holdings Corp.	Japan	5,700	195
Fujitsu, Ltd.	Japan	29,000	214
*Gresham Computing PLC	United Kingdom	228,550	259
Hitachi, Ltd.	Japan	35,000	252
Hoya Corp.	Japan	6,800	158
Ibiden Co., Ltd.	Japan	3,000	109
Keyence Corp.	Japan	700	166
Kontron AG	Germany	88,084	1,204
Kyocera Corp.	Japan	1,800	169
Murata Manufacturing Co., Ltd.	Japan	3,100	147
NEC Corp.	Japan	33,000	173
Nidec Corp.	Japan	1,600	106
Nintendo Co., Ltd.	Japan	1,100	619
Nippon Electric Glass Co., Ltd.	Japan	219,000	3,796
Ricoh Co., Ltd.	Japan	10,000	181
Samsung Electronics Co., Ltd.	South Korea	1,716	1,027
TDK Corp.	Japan	1,700	102
*Temenos Group AG	Switzerland	143,185	4,415
Tokyo Electron, Ltd.	Japan	2,200	127
Toshiba Corp.	Japan	31,000	228
United Internet AG	Germany	142,250	2,800

Total			21,133

Materials (14.6%)
Anglo American PLC	United Kingdom	51,925	3,678
ArcelorMittal	Netherlands	24,780	2,446
Asahi Kasei Corp.	Japan	28,000	147
BHP Billiton, Ltd.	Australia	133,120	5,670
Companhia Vale do Rio Doce, ADR	Brazil	117,650	4,214
*Eurasian Natural Resources Corp.	United Kingdom	16,605	439
Goldcorp, Inc.	Canada	38,620	1,783

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
Huabao International Holdings, Ltd.	Hong Kong	1,035,000	980
Impala Platinum Holdings, Ltd.	South Africa	37,683	1,484
*Intex Resources ASA	Norway	515,110	605
JFE Holdings, Inc.	Japan	5,100	256
K+S AG	Germany	14,835	8,512
Kobe Steel, Ltd.	Japan	40,000	114
Nippon Steel Corp.	Japan	54,000	292
Nitto Denko Corp.	Japan	3,900	149
Potash Corp. of Saskatchewan, Inc.	Canada	32,855	7,510
Shin-Etsu Chemical Co., Ltd.	Japan	3,800	234
Sumitomo Chemical Co., Ltd.	Japan	22,000	138
Sumitomo Metal Industries, Ltd.	Japan	42,000	184
Sumitomo Metal Mining Co., Ltd.	Japan	8,000	122
Syngenta AG	Switzerland	14,230	4,605
Toray Industries, Inc.	Japan	27,000	145
Yara International ASA	Norway	40,300	3,555

Total			47,262

Other Holdings (3.5%)
iShares MSCI Japan Index Fund	Japan	661,625	8,257
iShares MSCI Singapore Index Fund	Singapore	237,150	2,936

Total			11,193

Telecommunication Services (3.1%)
China Mobile, Ltd.	Hong Kong	95,500	1,278
Chunghwa Telecom Co., Ltd.	Taiwan	448,000	1,157
KDDI Corp.	Japan	41	254
Nippon Telegraph & Telephone Corp.	Japan	46	224
NTT DoCoMo, Inc.	Japan	180	264
SOFTBANK Corp.	Japan	11,100	187
Telefonica SA	Spain	108,956	2,880
Vodafone Group PLC	United Kingdom	1,305,705	3,847

Total			10,091

Utilities (4.8%)
CEZ	Czech Republic	23,385	2,074
Chubu Electric Power Co., Inc.	Japan	7,300	178
E.ON AG	Germany	23,415	4,715
*EDP Renovaveis SA	Portugal	4,503	52
Fortum OYJ	Finland	36,480	1,847
The Kansai Electric Power Co.	Japan	7,600	178
Kyushu Electric Power Co., Inc.	Japan	10,700	224
National Grid PLC	United Kingdom	45,335	594
Osaka Gas Co., Ltd.	Japan	38,000	139
*PT Perusahaan Gas Negara	Indonesia	787,000	1,112
Suez SA	France	55,100	3,742
Tohoku Electric Power Co., Inc.	Japan	11,800	257

Foreign Common Stocks (92.9%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities continued
The Tokyo Electric Power Co., Inc.	Japan	10,400	267
Tokyo Gas Co., Ltd.	Japan	38,000	153

Total			15,532

Total Foreign Common Stocks (Cost: $288,858)			300,004

Money Market Investments (6.6%)

Autos (0.4%)
(k)New Center Asset Trust, 3.05%, 7/1/08	United States	1,200,000	1,200

Total			1,200

Federal Government and Agencies (5.0%)
Federal Home Loan Bank, 2.24%, 7/16/08	United States	2,500,000	2,498
Federal Home Loan Bank, 2.24%, 7/23/08	United States	13,600,000	13,581

Total			16,079

Finance Lessors (0.6%)
Windmill Funding Corp., 2.66%, 7/21/08	United States	2,000,000	1,997

Total			1,997

Finance Services (0.6%)
Barton Capital LLC, 2.56%, 7/9/08	United States	2,000,000	1,999

Total			1,999

Total Money Market Investments (Cost: $21,275)			21,275

Total Investments (99.5%) (Cost $310,133)(a)			321,279

Other Assets, Less Liabilities (0.5%)			1,722

Net Assets (100.0%)			323,001

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $310,133 and the net unrealized appreciation of investments based on that cost was $11,146 which is comprised of $33,411 aggregate gross unrealized appreciation and $22,265 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	12.7%
Switzerland	11.3%
United Kingdom	10.5%
Canada	8.0%
Germany	8.0%
Other	49.5%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

International Growth Portfolio

(j)	Swap agreements outstanding on June 30, 2008

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Japanese Equity Synthetic Return	1 Month USD-LIBOR + 5 BPS	Japanese Equity Synthetic Return	8/08	14,824	$(84)

(k)	Securities with an aggregate market value of $1,200 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

(l)	As of June 30, 2008, portfolio securities with an aggregate value of $252,474 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Research International Core Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$903.60	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$5.77

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Research International Core Portfolio

Research International Core Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.8%)
Adidas AG	Germany	8,740	550
Bayerische Motoren Werke AG	Germany	6,750	324
Billabong International, Ltd.	Australia	14,566	151
Bridgestone Corp.	Japan	24,600	374
Compagnie Generale des Etablissements Michelin	France	3,940	281
Grupo Televisa SA, ADR	Mexico	23,670	559
Industria de Diseno Textil SA	Spain	8,900	409
Kingfisher PLC	United Kingdom	88,660	198
LVMH Moet Hennessy Louis Vuitton SA	France	5,730	597
Next PLC	United Kingdom	6,070	117
*SARE Holding SA de CV — Class B	Mexico	18,600	24
URBI Desarrollos Urbanos SA de CV	Mexico	19,720	68
WPP Group PLC	United Kingdom	64,600	623

Total			4,275

Consumer Staples (6.2%)
Diageo PLC	United Kingdom	16,580	305
Heineken NV	Netherlands	10,120	514
Kao Corp.	Japan	15,000	393
Kimberly-Clark de Mexico SAB de CV — Class A	Mexico	55,760	227
Nestle SA	Switzerland	24,380	1,098
Nong Shim Co., Ltd.	South Korea	467	100
Reckitt Benckiser Group PLC	United Kingdom	7,170	363

Total			3,000

Energy (10.7%)
Eni SPA	Italy	17,190	640
Gazprom, ADR	Russia	7,820	454
Inpex Holdings, Inc.	Japan	30	380
*Paladin Energy, Ltd.	Australia	46,399	283
Petroleo Brasileiro SA, ADR	Brazil	4,300	305
Saipem SPA	Italy	5,810	272
SK Energy Co., Ltd.	South Korea	1,067	119
StatoilHydro ASA	Norway	28,120	1,050
Talisman Energy, Inc.	Canada	7,570	168
Total SA	France	17,620	1,501

Total			5,172

Financials (24.1%)
Aeon Credit Service Co., Ltd.	Japan	23,600	295
Anglo Irish Bank Corp. PLC	Ireland	42,650	402
Axa	France	25,150	741
Bank of Communications Co., Ltd.	China	445,000	520
Bank of Cyprus Public Co., Ltd.	Greece	42,130	508
Barclays PLC	United Kingdom	100,080	579
*Barclays PLC Rights	United Kingdom	21,445	4
BNP Paribas	France	10,010	898
BOC Hong Kong Holdings, Ltd.	Hong Kong	197,000	521
Capitaland, Ltd.	Singapore	137,000	575
*CSU Cardsystem SA	Brazil	15,320	50

Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Daiwa Securities Group, Inc.	Japan	69,000	631
DBS Group Holdings, Ltd.	Singapore	46,000	639
Erste Bank der Oesterreichischen Sparkassen AG	Austria	8,390	519
Fortis	Belgium	32,600	517
*Fortis	Belgium	9,300	—	(m)
Julius Baer Holding AG	Switzerland	3,607	241
Macquarie Group, Ltd.	Australia	4,595	213
Old Mutual PLC	United Kingdom	160,580	294
Standard Bank Group, Ltd.	South Africa	21,729	211
Standard Chartered PLC	United Kingdom	14,949	423
Sumitomo Mitsui Financial Group, Inc.	Japan	89	668
UBI Banca — Unione di Banche Italiane SCpA	Italy	29,866	698
Unibanco — Uniao de Bancos Brasileiros SA	Brazil	4,490	570
UniCredit SPA	Italy	151,550	924

Total			11,641

Health Care (7.5%)
*Actelion, Ltd.	Switzerland	4,544	242
Astellas Pharma, Inc.	Japan	8,100	344
Bayer AG	Germany	6,880	578
Merck KGaA	Germany	5,240	744
Novartis AG	Switzerland	9,750	535
Roche Holding AG	Switzerland	6,590	1,182

Total			3,625

Industrials (12.4%)
Assa Abloy AB	Sweden	24,080	348
Brambles, Ltd.	Australia	67,850	570
Duratex SA	Brazil	3,800	81
East Japan Railway Co.	Japan	66	537
Geberit AG	Switzerland	2,997	439
Glory, Ltd.	Japan	17,000	399
Grupo Aeroportuario del Centro Norte SAB de CV	Mexico	22,100	46
Grupo Aeroportuario del Pacifico SA de CV, ADR	Mexico	1,540	45
JFE Shoji Holdings, Inc.	Japan	10,000	75
JGC Corp.	Japan	13,000	255
Komatsu, Ltd.	Japan	14,600	406
LS Industrial Systems Co., Ltd.	South Korea	4,100	202
Mitsubishi Corp.	Japan	11,200	369
Mitsui & Co., Ltd.	Japan	5,000	110
Schneider Electric SA	France	3,864	416
Siemens AG	Germany	8,600	953
TNT NV	Netherlands	6,050	205
Yamato Holdings Co., Ltd.	Japan	38,000	532

Total			5,988

Information Technology (6.7%)
Bunzl PLC	United Kingdom	17,900	233
HCL Technologies, Ltd.	India	14,940	92
Konica Minolta Holdings, Inc.	Japan	16,000	271

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Research International Core Portfolio

Foreign Common Stocks (98.6%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Koninklijke (Royal) Philips Electronics NV	Netherlands	8,080	273
Omron Corp.	Japan	15,500	335
Ricoh Co., Ltd.	Japan	36,000	651
Samsung Electronics Co., Ltd.	South Korea	547	327
Satyam Computer Services, Ltd.	India	43,570	444
Tokyo Electron, Ltd.	Japan	4,500	259
*Universo Online SA — UOL	Brazil	22,900	121
Venture Corp., Ltd.	Singapore	32,000	231

Total			3,237

Materials (10.3%)
Akzo Nobel NV	Netherlands	13,710	938
Anglo American PLC	United Kingdom	4,150	294
BHP Billiton PLC	United Kingdom	38,970	1,496
Companhia Vale do Rio Doce	Brazil	14,000	501
Corporacion Moctezuma SAB de CV	Mexico	10,200	25
CRH PLC	Ireland	8,900	249
Linde AG	Germany	5,990	840
Makhteshim-Agan Industries, Ltd.	Israel	18,040	168
Rio Tinto PLC	United Kingdom	3,610	443

Total			4,954

Telecommunication Services (6.8%)
America Movil SAB de CV, ADR — Series L	Mexico	8,150	430
KDDI Corp.	Japan	42	260
MTN Group, Ltd.	South Africa	5,210	82
Nokia OYJ	Finland	22,820	559
Rogers Communications, Inc.	Canada	3,880	151
Telefonica SA	Spain	31,580	835
Vodafone Group PLC	United Kingdom	336,740	992

Total			3,309

Utilities (5.1%)
Drax Group PLC	United Kingdom	9,541	140
E.ON AG	Germany	7,510	1,513
Gaz de France SA	France	4,640	297
NTPC, Ltd.	India	43,870	156
Suez SA	France	4,920	334

Total			2,440

Total Foreign Common Stocks (Cost: $50,803)			47,641

Money Market Investments (1.1%)	Country	Shares/ $ Par	Value $ (000’s)

Other Holdings (1.1%)
Amex Discount, 0.00%, 7/1/08	United States	531,000	531

Total Money Market Investments (Cost: $531)			531

Total Investments (99.7%) (Cost $51,334)(a)			48,172

Other Assets, Less Liabilities (0.3%)			137

Net Assets (100.0%)			48,309

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $51,334 and the net unrealized depreciation of investments based on that cost was $3,162 which is comprised of $2,601 aggregate gross unrealized appreciation and $5,763 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	15.6%
United Kingdom	13.5%
Germany	11.4%
France	10.5%
Switzerland	7.7%
Italy	5.2%
Other	36.1%

Total	100.0%

(l)	As of June 30, 2008, portfolio securities with an aggregate market value of $45,898 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

International Equity Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$856.20	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.20

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Equity Portfolio

International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Foreign Common Stocks (91.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.1%)
Accor SA	France	173,000	11,492
Bayerische Motoren Werke AG	Germany	380,920	18,280
British Sky Broadcasting Group PLC	United Kingdom	1,864,690	17,510
Burberry Group PLC	United Kingdom	738,190	6,628
Compagnie Generale des Etablissements Michelin	France	260,200	18,562
Compass Group PLC	United Kingdom	2,915,350	21,904
GKN PLC	United Kingdom	2,091,540	9,271
Hyundai Motor Co.	South Korea	264,580	17,881
Kingfisher PLC	United Kingdom	3,825,490	8,536
Mediaset SPA	Italy	1,497,610	9,844
NGK Spark Plug Co., Ltd.	Japan	550,000	6,292
Pearson PLC	United Kingdom	697,770	8,527
Reed Elsevier NV	Netherlands	558,652	9,371
Sony Corp.	Japan	323,400	13,895
Thomson	France	1,088,780	5,615
Valeo SA	France	135,280	4,310
Wolters Kluwer NV	Netherlands	166,630	3,865
Yell Group PLC	United Kingdom	1,590,550	2,214
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	89,113	741

Total			194,738

Consumer Staples (2.3%)
Cadbury PLC	United Kingdom	695,257	8,724
Nestle SA	Switzerland	389,800	17,571
Unilever PLC	United Kingdom	348,295	9,909

Total			36,204

Energy (7.8%)
BP PLC	United Kingdom	1,037,940	12,041
China Shenhua Energy Co., Ltd.	China	1,578,500	6,210
Eni SPA	Italy	414,535	15,436
OAO Gazprom, ADR	Russia	162,350	9,416
Repsol YPF SA	Spain	493,680	19,424
Royal Dutch Shell PLC — Class B	United Kingdom	704,315	28,308
SBM Offshore NV	Netherlands	451,200	16,622
Total SA	France	205,958	17,558

Total			125,015

Financials (18.6%)
ACE, Ltd.	Bermuda	234,580	12,923
Australia and New Zealand Banking Group, Ltd.	Australia	89,588	1,604
Aviva PLC	United Kingdom	1,715,770	17,001
AXA	France	512,174	15,096
Banco Santander SA	Spain	906,009	16,531
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,918
DBS Group Holdings, Ltd.	Singapore	1,192,000	16,560
HSBC Holdings PLC	United Kingdom	1,474,937	22,905

Foreign Common Stocks (91.9%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
ING Groep NV	Netherlands	683,040	21,585
Kookmin Bank	South Korea	226,500	13,284
Lloyds TSB Group PLC	United Kingdom	1,165,150	7,141
Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	4,974
Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,954
National Australia Bank, Ltd.	Australia	514,532	13,035
Nomura Holdings, Inc.	Japan	332,400	4,910
Nordea Bank AB	Sweden	1,536,530	21,278
Old Mutual PLC	United Kingdom	4,953,850	9,073
Royal Bank of Scotland Group PLC	United Kingdom	2,926,873	12,483
Sompo Japan Insurance, Inc.	Japan	1,103,000	10,344
Standard Chartered PLC	United Kingdom	370,360	10,473
Swire Pacific, Ltd.	Hong Kong	1,276,500	13,116
Swiss Re	Switzerland	180,212	11,925
UBS AG	Switzerland	1,015,136	20,987
UniCredit SPA	Italy	860,800	5,244
XL Capital, Ltd. — Class A	Bermuda	94,850	1,950

Total			300,294

Health Care (6.2%)
*Agfa Gevaert NV	Belgium	291,272	1,882
Celesio AG	Germany	261,230	9,442
GlaxoSmithKline PLC	United Kingdom	621,430	13,734
Lonza Group AG	Switzerland	162,050	22,370
Norvartis AG	Switzerland	424,920	23,301
Olympus Corp.	Japan	236,500	8,015
Sanofi-Aventis	France	164,625	10,952
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	10,574

Total			100,270

Industrials (12.8%)
Atlas Copco AB	Sweden	1,330,560	19,559
BAE Systems PLC	United Kingdom	3,411,020	30,024
Deutsche Post AG	Germany	602,100	15,707
Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	11,033
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	18,465
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	15,166
Niscayah Group AB	Sweden	652,300	1,416
Qantas Airways, Ltd.	Australia	2,552,550	7,435
Rentokil Initial PLC	United Kingdom	2,672,940	5,278
Rolls-Royce Group PLC	United Kingdom	1,916,990	13,016
Securitas AB — Class B	Sweden	652,300	7,566
Shanghai Electric Group Co., Ltd.	China	23,038,000	11,217
Siemens AG, ADR	Germany	199,230	21,942
Smiths Group PLC	United Kingdom	320,326	6,917
*Vestas Wind Systems A/S	Denmark	167,380	21,839

Total			206,580

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

Foreign Common Stocks (91.9%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (9.6%)
*Check Point Software Technologies, Ltd.	Israel	387,430	9,170
Compal Electronics, Inc.	Taiwan	6,005,372	6,443
FUJIFILM Holdings Corp.	Japan	159,300	5,455
Hitachi, Ltd.	Japan	1,198,000	8,616
*Infineon Technologies AG	Germany	1,122,690	9,700
Lite-On Technology Corp.	Taiwan	3,450,623	3,458
Mabuchi Motor Co., Ltd.	Japan	168,400	9,146
Nintendo Co., Ltd.	Japan	64,600	36,357
Samsung Electronics Co., Ltd.	South Korea	46,140	27,616
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,115,000	21,632
Toshiba Corp.	Japan	2,350,000	17,278

Total			154,871

Materials (5.0%)
Akzo Nobel NV	Netherlands	111,700	7,647
Alumina, Ltd.	Australia	1,908,930	8,635
BASF SE	Germany	218,600	15,054
Companhia Vale do Rio Doce, ADR	Brazil	881,000	26,289
*Domtar Corp.	United States	1,006,610	5,449
Norske Skogindustrier ASA	Norway	978,371	4,395
Stora Enso OYJ — Class R	Finland	658,140	6,127
UPM-Kymmene OYJ	Finland	394,760	6,418

Total			80,014

Telecommunication Services (11.0%)
China Telecom Corp., Ltd.	China	17,338,000	9,431
Chunghwa Telecom Co., Ltd., ADR	Taiwan	301,430	7,647
France Telecom SA	France	756,770	22,215
KT Corp., ADR	South Korea	385,100	8,210
Nippon Telegraph and Telephone Corp.	Japan	1,930	9,407
Portugal Telecom SGPS SA	Portugal	632,670	7,131
SK Telecom Co., Ltd.	South Korea	322,890	6,706
Telefonica SA, ADR	Spain	395,838	31,502
Telefonos de Mexico SAB de CV, ADR	Mexico	514,688	12,188
Telenor ASA	Norway	1,208,610	22,651
*Telmex Internacional SAB de CV, ADR	Mexico	514,688	8,286
Turkcell Iletisim Hizmetleri AS	Turkey	1,315,060	7,600
Vodafone Group PLC	United Kingdom	8,017,483	23,624

Total			176,598

Utilities (6.5%)
E.ON AG	Germany	146,700	29,543
Electricite de France	France	258,050	24,466
Iberdrola SA	Spain	682,240	9,120
Korea Electric Power Corp.	South Korea	365,650	10,738
National Grid PLC	United Kingdom	666,512	8,734
Suez SA	France	314,910	21,387

Total			103,988

Total Foreign Common Stocks (Cost: $1,141,055)			1,478,572

Money Market Investments (7.8%)	Country	Shares/ $ Par	Value $ (000’s)

Autos (2.6%)
Fcar Owner Trust I, 2.75%, 7/7/08	United States	10,000,000	9,996
Fcar Owner Trust I, 2.85%, 7/21/08	United States	10,000,000	9,984
New Center Asset Trust, 2.98%, 7/25/08	United States	20,000,000	19,960

Total			39,940

Finance Lessors (1.2%)
Thunder Bay Funding LLC, 2.65%, 7/15/08	United States	10,000,000	9,990
Windmill Funding Corp., 2.65%, 7/18/08	United States	10,000,000	9,987

Total			19,977

Finance Services (0.6%)
Ciesco LLC, 2.63%, 7/7/08	United States	10,000,000	9,996

Total			9,996

Miscellaneous Business Credit Institutions (1.6%)
Marathon Oil Corp., 2.90%, 7/1/08	United States	10,000,000	10,000
Public Service Enterprise GP, 3.10%, 7/10/08	United States	10,000,000	9,992
Viacom, Inc., 2.95%, 7/1/08	United States	5,800,000	5,800

Total			25,792

Personal Credit Institutions (1.2%)
Bryant Park Funding LLC, 2.73%, 7/25/08	United States	10,000,000	9,982
Bryant Park Funding LLC, 2.80%, 7/17/08	United States	10,000,000	9,987

Total			19,969

Security Brokers and Dealers (0.6%)
Lehman Brothers Holding, Inc., 2.80%, 7/1/08	United States	10,000,000	10,000

Total			10,000

Total Money Market Investments (Cost: $125,674)			125,674

Total Investments (99.7%) (Cost $1,266,729)(a)			1,604,246

Other Assets, Less Liabilities (0.3%)			4,260

Net Assets (100.0%)			1,608,506

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,266,729 and the net unrealized appreciation of investments based on that cost was $337,517 which is comprised of $495,653 aggregate gross unrealized appreciation and $158,136 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

International Equity Portfolio

Investment Percentage by Country is based on Net Assets:

United Kingdom	19.5%
France	9.4%
Japan	9.2%
United States	8.2%
Germany	7.4%
Switzerland	6.0%
South Korea	5.3%
Other	35.0%

Total	100.0%

(l)	As of June 30, 2008, portfolio securities with an aggregate value of $1,415,327 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$910.80	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.53

*	Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Foreign Common Stocks (96.2%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.2%)
Delek Automotive Systems, Ltd.	Israel	36,177	577
Dufry South America, Ltd.	Brazil	24,770	541
Genting Bhd	Malaysia	194,500	334
Grupo Televisa SA, ADR	Mexico	30,460	719
Lotte Shopping Co., Ltd.	South Korea	1,122	334
*Megacable Holdings SAB de CV	Mexico	186,200	541
PT Astra International Tbk	Indonesia	204,000	428
Resorts World Bhd	Malaysia	290,300	231
*SARE Holding SAB de CV — Class B	Mexico	573,500	752
Stella International Holdings, Ltd.	Hong Kong	282,500	506
Tofas Turk Otomobil Fabrikasi AS	Turkey	50,786	148

Total			5,111

Consumer Staples (6.2%)
Asiatic Development Bhd	Malaysia	198,900	500
*Cherkizovo Group OJSC	Russia	34,550	522
Companhia de Bebidas das Americas, ADR	Brazil	10,390	658
Grupo Continental SAB de CV	Mexico	212,650	541
IOI Corp. Bhd	Malaysia	203,500	465
ITC, Ltd.	India	105,250	456
KT&G Corp.	South Korea	5,321	458
Natura Cosmeticos SA	Brazil	57,970	597
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	252,000	299
Tiger Brands, Ltd.	South Africa	16,080	289
Tradewinds Malaysia Bhd	Malaysia	387,400	563
Wal-Mart de Mexico SAB de CV	Mexico	195,365	774

Total			6,122

Energy (26.3%)
CNOOC, Ltd.	China	893,000	1,549
LUKOIL, ADR	Russia	11,410	1,120
OAO Gazprom, ADR	Russia	142,800	8,282
OAO TMK	Russia	16,340	643
Oil and Natural Gas Corp., Ltd.	India	14,402	270
Petroleo Brasileiro SA, ADR	Brazil	117,260	8,306
PT Bumi Resources Tbk	Indonesia	971,500	868
Reliance Industries, Ltd.	India	35,565	1,722
Sasol, Ltd.	South Africa	35,100	2,069
Tenaris SA, ADR	Argentina	12,900	961

Total			25,790

Financials (12.0%)
Akbank TAS	Turkey	78,710	273
AMMB Holdings Bhd	Malaysia	380,000	371
Ayala Land, Inc.	Philippines	1,953,600	417
Banco Santander Chile SA, ADR	Chile	9,770	420
*Brasil Brokers Participacoes SA	Brazil	600	539
Bumiputra-Commerce Holdings Bhd	Malaysia	118,600	291
CapitaLand, Ltd.	Singapore	104,000	437
Cathay Financial Holding Co., Ltd.	Taiwan	288,000	622

Foreign Common Stocks (96.2%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
China Construction Bank Corp. — Class H	China	1,577,000	1,266
China Development Financial Holding Corp.	Taiwan	1,225,000	494
China Merchants Bank Co., Ltd.	China	155,500	485
Chinatrust Financial Holding Co., Ltd.	Taiwan	475,000	458
*CSU Cardsystem SA	Brazil	135,000	438
First Financial Holding Co., Ltd.	Taiwan	563,000	617
Hana Financial Group, Inc.	South Korea	11,340	436
LPS Brasil — Consultoria de Imoveis SA	Brazil	33,818	685
(n)OTP Bank Nyrt	Hungary	6,410	537
PT Bank Central Asia Tbk	Indonesia	1,101,000	297
PT Bank Rakyat Indonesia	Indonesia	538,500	299
Soho China, Ltd.	China	903,500	492
Standard Bank Group, Ltd.	South Africa	63,682	618
Turkiye Garanti Bankasi AS	Turkey	211,790	489
Unibanco — Uniao de Bancos Brasileiros SA	Brazil	6,520	827

Total			11,808

Health Care (0.5%)
*Genomma Lab Internacional SAB de CV	Mexico	323,100	498

Total			498

Industrials (6.7%)
Bharat Heavy Electricals, Ltd.	India	7,650	246
China COSCO Holdings Co. Ltd.	China	168,000	407
Copa Holdings SA — Class A	United States	6,870	193
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	South Korea	11,760	459
*Desarrolladora Homex SAB de CV, ADR	Mexico	9,170	537
Grupo Aeroportuario del Centro Norte SAB de CV	Mexico	226,300	472
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	16,150	474
Hyundai Heavy Industries Co., Ltd.	South Korea	1,365	422
Infosys Technologies, Ltd., ADR	India	26,210	1,139
Larsen & Toubro, Ltd.	India	7,156	361
*Mercator Lines Singapore, Ltd.	Singapore	2,059,000	699
Orascom Construction Industries	Egypt	4,551	313
Sime Darby Bhd	Malaysia	139,400	396
*Ultrapetrol Bahamas, Ltd.	United States	38,980	492

Total			6,610

Information Technology (7.1%)
AU Optronics Corp.	Taiwan	367,000	576
Chi Mei Optoelectronics Corp.	Taiwan	396,000	457
Delta Electronics, Inc.	Taiwan	167,000	466
High Tech Computer Corp.	Taiwan	24,900	557
Innolux Display Corp.	Taiwan	189,620	340
LG Display Co., Ltd., ADR	South Korea	24,900	465
MediaTek, Inc.	Taiwan	54,000	622

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

Foreign Common Stocks (96.2%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*NHN Corp.	South Korea	1,826	319
Redecard SA	Brazil	34,900	675
Samsung Electronics Co., Ltd.	South Korea	1,445	865
Satyam Computer Services, Ltd.	India	38,440	392
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	604,000	1,291

Total			7,025

Materials (16.1%)
Anglo American PLC	United Kingdom	15,610	1,106
ArcelorMittal South Africa, Ltd.	South Africa	19,989	569
Companhia Vale do Rio Doce, ADR	Brazil	101,610	3,640
Compania de Minas Buenaventura SA, ADR	Peru	8,180	535
Corporacion Moctezuma SAB de CV	Mexico	228,000	548
Evraz Group SA	Russia	5,090	596
Formosa Chemicals & Fibre Corp.	Taiwan	159,000	313
Grupo Mexico SAB de CV — Series B	Mexico	561,600	1,274
Impala Platinum Holdings, Ltd.	South Africa	27,520	1,083
Israel Chemicals, Ltd.	Israel	30,500	705
KGHM Polska Miedz SA	Poland	11,030	517
LG Chem, Ltd.	South Korea	7,440	710
Makhteshim-Agan Industries, Ltd.	Israel	65,130	605
Mining And Metallurgical Co. Norilsk Nickel, ADR	Russia	46,960	1,183
Novolipetsk Steel OJSC	Russia	10,700	610
PT International Nickel Indonesia Tbk	Indonesia	660,500	434
The Siam Cement Public Co., Ltd.	Thailand	112,800	672
Southern Copper Corp.	United States	6,080	648

Total			15,748

Telecommunication Services (12.7%)
America Movil SAB de CV, ADR — Series L	Mexico	38,590	2,036
China Mobile, Ltd.	China	204,000	2,730
China Unicom Ltd., ADR	China	23,060	427
Chunghwa Telecom Co., Ltd.	Taiwan	314,909	814
(n)Eesti Telekom AS	Estonia	14,690	482
Egyptian Co. for Mobile Services	Egypt	14,410	450
Globe Telecom, Inc.	Philippines	14,360	377
Mobile TeleSystems OJSC, ADR	Russia	15,000	1,149
MTN Group, Ltd.	South Africa	87,140	1,378
Philippine Long Distance Telephone Co.	Philippines	14,220	758
PT Telekomunikasi Indonesia Tbk	Indonesia	754,000	598
Vimpel-Communications, ADR	Russia	41,660	1,236

Total			12,435

Foreign Common Stocks (96.2%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (3.4%)
CEZ	Czech Republic	17,810	1,579
Manila Water Co., Inc.	Philippines	2,946,000	1,195
Tenaga Nasional Bhd	Malaysia	234,000	585

Total			3,359

Total Foreign Common Stocks (Cost: $88,190)			94,506

Preferred Stocks (2.3%)

Information Technology (0.5%)
Universo Online SA	Brazil	83,800	444

Total			444

Materials (0.8%)
Usinas Siderurgicas de Minas Gerais SA	Brazil	16,500	813

Total			813

Utilities (1.0%)
Eletropaulo Metropolitana SA — Class B	Brazil	44,780	1,045

Total			1,045

Total Preferred Stocks (Cost: $1,784)			2,302

Warrants (1.5%)

Financials (1.5%)
(n)*Sberbank — May 2010 Expiration	Russia	460	1,451

Total Warrants (Cost: $1,750)			1,451

Total Investments (100.0%) (Cost $91,724)(a)			98,259

Other Assets, Less Liabilities (0.0%)			17

Net Assets (100.0%)			98,276

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes was $91,724 (in thousands) and the net unrealized appreciation of investments based on that cost was $6,535 which is comprised of $13,795 aggregate gross unrealized appreciation and $7,260 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Brazil	19.5%
Russia	17.1%
Mexico	9.3%
Taiwan	7.8%
China	7.5%
South Africa	6.1%
Other	32.7%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

(h)	Forward foreign currency contract outstanding on June 30, 2008

Type	Principal Amount Covered By Contract (000’s)		Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
BUY	TRY	853	5/09	$112	$—	$112
SELL	TRY	853	5/09	$—	$(116)	$(116)

						$(4)

TRY — New Turkish Lira

(l)	As of June 30, 2008, portfolio securities with an aggregate market value of $46,792 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2008 portfolio securities with a aggregate market value of $2,470 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Money Market Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,015.70	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Money Market Investments (101.1%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (1.9%)
Capital Auto Receivables Asset Trust, Series 2007-4A, Class A1, 4.20%, 11/17/08 144A	782,389	782
Capital Auto Receivables Asset Trust, Series 2008-1, Class A1, 3.386%, 2/17/09 144A	3,748,761	3,749
Carmax Auto Owner Trust, Series 2008-1, Class A1, 4.45%, 1/15/09	661,924	662
Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.152%, 3/9/09 144A	4,555,644	4,556

Total		9,749

Autos (15.4%)
American Honda Finance Corp., 2.83%, 1/8/09 144A	9,300,000	9,300
American Honda Finance Corp., 2.98%, 5/5/09 144A	4,670,000	4,670
Daimler Chrysler Auto, 2.65%, 7/24/08	6,000,000	5,990
Daimler Chrysler Auto, 2.65%, 7/25/08	8,000,000	7,986
Daimler Chrysler Auto, 2.65%, 7/28/08	8,000,000	7,984
Fcar Owner Trust I, 2.68%, 7/9/08	5,000,000	4,997
Fcar Owner Trust I, 2.77%, 7/15/08	7,000,000	6,992
Fcar Owner Trust I, 2.85%, 8/4/08	6,000,000	5,984
Fcar Owner Trust I, 3.07%, 9/15/08	4,000,000	3,974
New Center Asset Trust, 2.90%, 8/12/08	5,000,000	4,983
New Center Asset Trust, 2.95%, 7/17/08	10,000,000	9,987
New Center Asset Trust, 3.05%, 9/23/08	7,000,000	6,950

Total		79,797

Commercial Banks Non-US (12.7%)
Bank of Scotland PLC, 2.45%, 5/8/09	3,400,000	3,400
Barclays Bank PLC/New York, 2.89%, 2/27/09	10,100,000	10,100
Barclays US Funding LLC, 2.64%, 9/5/08	6,000,000	5,971
Barclays US Funding LLC, 2.78%, 9/29/08	5,000,000	4,965

Money Market Investments (101.1%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US continued
Rabobank Financial Corp., 2.24%, 7/1/08	7,460,000	7,460
Royal Bank of Canada, 2.48%, 8/25/08	5,000,000	4,981
Royal Bank of Canada, 2.68%, 9/18/08	10,000,000	9,941
Royal Bank of Canada/New York NY, 5.29%, 2/2/09	5,000,000	5,080
UBS AG Stamford, 2.46%, 4/19/09	4,465,000	4,465
UBS Finance Delaware LLC, 2.34%, 7/3/08	10,000,000	9,999

Total		66,362

Finance Lessors (12.9%)
International Lease Finance Corp., 3.50%, 4/1/09	6,560,000	6,496
Ranger Funding Co. LLC, 2.55%, 8/4/08	7,000,000	6,983
Ranger Funding Co. LLC, 2.70%, 9/8/08	10,000,000	9,949
Ranger Funding Co. LLC, 2.78%, 9/19/08	5,000,000	4,969
Thunder Bay Funding, Inc., 2.57%, 7/9/08	7,000,000	6,996
Thunder Bay Funding, Inc., 2.62%, 7/10/08	10,000,000	9,994
Thunder Bay Funding, Inc., 2.85%, 7/8/08	5,000,000	4,997
Windmill Funding Corp., 2.54%, 7/2/08	6,000,000	6,000
Windmill Funding Corp., 2.57%, 7/14/08	6,000,000	5,994
Windmill Funding Corp., 2.66%, 7/28/08	5,000,000	4,990

Total		67,368

Finance Services (16.9%)
Alpine Securitization, 2.60%, 8/4/08	10,000,000	9,976
Alpine Securitization, 2.60%, 8/5/08	7,000,000	6,982
Alpine Securitization, 2.63%, 7/8/08	5,000,000	4,997
Barton Capital LLC, 2.50%, 7/21/08	10,000,000	9,987
Barton Capital LLC, 2.65%, 8/1/08	6,000,000	5,986
Barton Capital LLC, 2.75%, 9/2/08	6,000,000	5,971
Bryant Park Funding LLC, 2.65%, 7/21/08	7,000,000	6,990
Bryant Park Funding LLC, 2.70%, 8/12/08	7,000,000	6,978

Money Market Investments (101.1%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Bryant Park Funding LLC, 2.75%, 7/7/08	8,000,000	7,996
Ciesco LLC, 2.52%, 7/23/08	7,000,000	6,989
Ciesco LLC, 2.53%, 7/1/08	10,000,000	10,001
Ciesco LLC, 2.80%, 9/18/08	5,000,000	4,969

Total		87,822

Miscellaneous Business Credit Institutions (6.7%)
General Electric Capital, 2.27%, 7/15/08	8,000,000	7,993
General Electric Capital, 2.30%, 7/16/08	5,000,000	4,995
Park Avenue Receivables, 2.45%, 7/14/08	6,000,000	5,995
Park Avenue Receivables, 2.47%, 7/22/08	8,000,000	7,988
Park Avenue Receivables, 2.55%, 7/10/08	8,000,000	7,995

Total		34,966

National Commercial Banks (7.5%)
Associates Corp. of North America, 8.55%, 7/15/09	7,010,000	7,318
Bank of America Corp., 2.25%, 7/17/08	7,000,000	6,993
Bank of America Corp., 2.40%, 7/7/08	5,000,000	4,998
Bank of America Corp., 2.56%, 8/5/08	10,000,000	9,975
Wells Fargo Co. , 2.39%, 8/6/08	10,000,000	9,976

Total		39,260

Personal Credit Institutions (12.2%)
American Express Bank, FSB, 2.54%, 6/22/09	8,000,000	7,939
American Express Credit, 2.33%, 7/18/08	8,000,000	7,991
American Express Credit, 2.40%, 7/22/08	6,000,000	5,992
American General Finance, 2.63%, 7/7/08	10,000,000	9,996
American General Finance, 2.76%, 8/26/08	10,000,000	9,957
HSBC Finance Corp., 2.35%, 7/8/08	8,000,000	7,996
HSBC Finance Corp., 2.35%, 7/25/08	8,000,000	7,987
HSBC Finance Corp., 2.52%, 8/25/08	6,000,000	5,977

Total		63,835

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Money Market Portfolio

Money Market Investments (101.1%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers (6.5%)
The Goldman Sachs Group, Inc., 2.89%, 6/19/09	3,827,000	3,801
The Goldman Sachs Group, Inc., 3.875%, 1/15/09	10,000,000	10,040
Morgan Stanley, 2.67%, 9/8/08	5,000,000	4,974
Morgan Stanley, 2.69%, 9/22/08	7,000,000	6,957
Morgan Stanley, 4.59%, 8/15/08	4,000,000	3,977
Morgan Stanley, 4.71%, 7/11/08	4,000,000	3,995

Total		33,744

Short Term Business Credit (8.4%)
Old Line Funding Corp., 2.53%, 7/14/08	7,000,000	6,994
Old Line Funding Corp., 2.58%, 7/16/08	5,000,000	4,995
Old Line Funding Corp., 2.60%, 7/23/08	10,000,000	9,984
Sheffield Receivables, 2.53%, 7/24/08	5,000,000	4,992
Sheffield Receivables, 2.57%, 7/11/08	7,000,000	6,995
Sheffield Receivables, 2.60%, 7/18/08	10,000,000	9,987

Total		43,947

Total Money Market Investments (Cost: $526,850)		526,850

Total Investments (101.1%) (Cost $526,850)(a)		526,850

Other Assets, Less Liabilities (-1.1%)		(5,635)

Net Assets (100.0%)		521,215

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $22,274, representing 4.27% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio

Short-Term Bond Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,024.00	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Corporate Bonds (28.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.2%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	253
L-3 Communications Corp., 7.625%, 6/15/12	250,000	253
Northrop Grumman Corp., 7.125%, 2/15/11	250,000	266

Total		772

Auto Manufacturing (0.8%)
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	255
Daimler Finance North America LLC, 7.20%, 9/1/09	250,000	257

Total		512

Banking (4.7%)
Bank of America Corp., 4.50%, 8/1/10	250,000	250
Bank of Scotland PLC, 5.625%, 7/20/09 144A	250,000	252
Barclays Bank PLC, 7.40%, 12/15/09	390,000	403
Citigroup, Inc., 5.50%, 4/11/13	250,000	244
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	243
Mellon Funding Corp., 3.25%, 4/1/09	185,000	183
National City Corp., 3.125%, 4/30/09	300,000	283
PNC Funding Corp., 7.50%, 11/1/09	250,000	259
U.S. Bancorp, 4.50%, 7/29/10	250,000	253
Wachovia Corp., 5.625%, 12/15/08	215,000	215
Washington Mutual, Inc., 4.20%, 1/15/10	250,000	218
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	283

Total		3,086

Beverage/Bottling (0.8%)
Coca-Cola Enterprises, Inc., 5.75%, 11/1/08	250,000	252
Pepsi Bottling Holdings, Inc., 5.625%, 2/17/09 144A	250,000	252

Total		504

Cable/Media/Broadcasting/Satellite (1.2%)
CBS Corp., 7.70%, 7/30/10	250,000	261
Comcast Corp., 5.45%, 11/15/10	250,000	254

Corporate Bonds (28.7%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/ Satellite continued
Viacom, Inc., 5.75%, 4/30/11	250,000	251

Total		766

Consumer Products (0.2%)
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	124

Total		124

Electric Utilities (4.4%)
Appalachian Power Co., 6.60%, 5/1/09	138,000	140
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	236
Consumers Energy Co., 4.80%, 2/17/09	250,000	251
The Detroit Edison Co., 6.125%, 10/1/10	250,000	260
Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	252
Florida Power Corp., 4.50%, 6/1/10	250,000	253
Nevada Power Co., 6.50%, 4/15/12	250,000	258
Pacific Gas & Electric Co., 3.60%, 3/1/09	250,000	250
PacifiCorp, 5.45%, 9/15/13	250,000	255
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	255
Public Service Co. of Colorado, 4.375%, 10/1/08	250,000	250
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	251

Total		2,911

Food Processors (0.4%)
Kraft Foods, Inc., 5.625%, 11/1/11	250,000	252

Total		252

Gas Pipelines (0.8%)
Enterprise Products Operating L.P., 4.625%, 10/15/09	250,000	249
Kinder Morgan Energy Partners, L.P., 6.30%, 2/1/09	250,000	253

Total		502

Independent Finance (0.9%)
American General Finance Corp., 4.625%, 5/15/09	250,000	248
General Electric Capital Corp., 5.25%, 10/19/12	25,000	25
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	86

Corporate Bonds (28.7%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
International Lease Finance Corp., 5.45%, 3/24/11	250,000	235

Total		594

Industrials — Other (0.4%)
D.R. Horton, Inc., 7.875%, 8/15/11	250,000	238

Total		238

Mortgage Banking (0.5%)
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	258
Residential Capital LLC, 9.625%, 5/15/15 144A	80,000	39

Total		297

Oil and Gas (1.6%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	260
Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	264
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	265
Tesoro Corp., 6.25%, 11/1/12	250,000	238

Total		1,027

Other Finance (1.0%)
Capmark Financial Group, Inc., 5.875%, 5/10/12	100,000	71
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	332
Lehman Brothers Holdings, 4.50%, 7/26/10	250,000	241

Total		644

Paper and Forest Products (0.8%)
International Paper Co., 4.00%, 4/1/10	250,000	242
Weyerhaeuser Co., 5.95%, 11/1/08	250,000	252

Total		494

Railroads (1.8%)
Burlington Northern Santa Fe Corp., 6.125%, 3/15/09	250,000	252
Canadian National Railway Co., 4.25%, 8/1/09	198,000	198
CSX Corp., 6.25%, 10/15/08	250,000	251
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	248
Union Pacific Corp., 3.875%, 2/15/09	250,000	250

Total		1,199

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (28.7%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (1.4%)
AvalonBay Communities, Inc., 7.50%, 8/1/09	390,000	397
Duke Realty LP, 5.625%, 8/15/11	250,000	243
Simon Property Group LP, 5.375%, 6/1/11	250,000	246

Total		886

Retail Food and Drug (0.8%)
CVS/Caremark Corp., 4.00%, 9/15/09	250,000	249
Safeway, Inc., 7.50%, 9/15/09	250,000	258

Total		507

Retail Stores (1.2%)
Home Depot, Inc., 4.625%, 8/15/10	250,000	247
J.C. Penney Co., Inc., 8.00%, 3/1/10	250,000	259
Macys Retail Holdings, Inc., 6.30%, 4/1/09	250,000	249

Total		755

Security Brokers and Dealers (1.5%)
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	228
The Goldman Sachs Group, Inc., 5.45%, 11/1/12	250,000	249
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	250,000	243
Morgan Stanley, 6.75%, 04/15/11	250,000	256

Total		976

Telecommunications (1.9%)
AT&T, Inc., 4.125%, 9/15/09	293,000	294
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	264
Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	221
Sprint Capital Corp., 7.625%, 1/30/11	250,000	246
Vodafone Group PLC, 7.75%, 2/15/10	250,000	261

Total		1,286

Vehicle Parts (0.4%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	253

Total		253

Total Corporate Bonds (Cost: $18,755)		18,585

Governments (21.3%)	Shares/ $ Par	Value $ (000’s)

Governments (21.3%)
(b)US Treasury, 2.125%, 4/30/10	3,800,000	3,772
(b)US Treasury, 3.125%, 11/30/09	2,622,000	2,649
(b)US Treasury, 3.50%, 5/31/13	4,985,000	5,022
(b)US Treasury Inflation Index Bond, 0.875%, 4/15/10	2,267,460	2,307

Total Governments (Cost: $13,718)		13,750

Structured Products (45.3%)

Structured Products (45.3%)
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.489%, 1/25/36	801,842	788
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	566,181	565
Federal Home Loan Mortgage Corp., 6.50%, 8/1/36	348,745	360
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	734,360	773
Federal National Mortgage Association, 5.00%, 5/1/20	1,729,220	1,718
Federal National Mortgage Association, 6.00%, 8/1/22	1,861,262	1,909
Federal National Mortgage Association, 6.50%, 7/1/37	279,110	288
Federal National Mortgage Association, 6.50%, 8/1/37	1,583,321	1,632
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.177%, 12/15/31 144A	1,000,000	1,041
Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, 10/19/09	442,114	444
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,500,000	1,508
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	991
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,546

Structured Products (45.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	164,983	164
Morgan Stanley Capital I, Inc., Series 1998-XL2, Class B, 6.434%, 10/3/34	750,000	754
Morgan Stanley Capital I, Inc., Series 1998-XL2, Class C, 6.434%, 10/3/34	750,000	754
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class C, 6.80%, 3/15/31	1,000,000	1,010
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	196,441	203
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A4, 4.31%, 3/15/11	670,000	675
Nordstrom Private Label Credit Card Master, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	969
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.653%, 1/25/46	1,653,733	1,634
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.603%, 9/25/46	1,074,270	1,036
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.613%, 6/25/37	854,038	816
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,009
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.056%, 10/25/33	1,485,000	1,484
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	3,450,000	3,381
WFS Financial Owner Trust, Series 2004-3, Class A4, 3.93%, 2/17/12	873,907	874
World Financial Properties, 6.91%, 9/1/13 144A	965,540	964

Total Structured Products (Cost: $29,297)		29,290

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Bond Portfolio

Money Market Investments (4.0%)	Shares/ $ Par	Value $ (000’s)

Autos (0.6%)
(b)New Center Asset Trust, 3.05%, 7/1/08	400,000	400

Total		400

Electric Utilities (1.5%)
(b)Duke Energy Corp., 2.90%, 7/9/08	1,000,000	999

Total		999

Federal Government & Agencies (0.3%)
(b)Federal Home Loan Mortgage Co., 2.01%, 8/11/08	200,000	200

Total		200

Short Term Business Credit (1.6%)
(b)New Center Asset Trust, 3.05%, 7/1/08	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $2,599)		2,599

Total Investments (99.3%) (Cost $64,369)(a)		64,224

Other Assets, Less Liabilities (0.7%)		433

Net Assets (100.0%)		64,657

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $5,316, representing 8.22% of the net assets.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $64,369 and the net unrealized depreciation of investments based on that cost was $145 which is comprised of $286 aggregate gross unrealized appreciation and $431 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Long)	68	9/08	$82
(Total Notional Value at June 30, 2008, $14,280)

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,016.30	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Select Bond Portfolio

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.1%)
Indiana Finance Authority Environmental Facilities, Series 2006A, 4.47%, 9/1/41 RB, AMBAC	845,000	845

Total Municipal Bonds (Cost: $845)		845

Corporate Bonds (27.9%)

Aerospace/Defense (1.2%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	676
(b)Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,078
General Dynamics Corp., 4.25%, 5/15/13	890,000	881
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,852
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,082
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	727
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	994
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,773

Total		14,063

Auto Manufacturing (0.2%)
Daimler Finance North America LLC, 5.75%, 5/18/09	1,940,000	1,966
Daimler Finance North America LLC, 8.50%, 1/18/31	240,000	277

Total		2,243

Banking (3.0%)
Bank of America Corp., 5.42%, 3/15/17	415,000	380
Bank of America Corp., 8.00%, 1/30/18	2,210,000	2,070
The Bank of New York Mellon Corp., 4.95%, 11/1/12	630,000	628
(b)Bank One Corp., 5.25%, 1/30/13	2,835,000	2,787
Barclays Bank PLC, 7.70%, 4/29/49 144A	300,000	306
BNP Paribas, 7.195%, 6/29/49 144A	200,000	181
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,571
Citigroup, Inc., 6.125%, 5/15/18	2,410,000	2,306

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Agricole SA/London, 6.637%, 5/31/17 144A	220,000	183
Credit Suisse/New York, NY, 5.86%, 5/29/49	85,000	71
Credit Suisse/New York, NY, 6.00%, 2/15/18	1,335,000	1,285
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	815,000	687
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	405
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,315
HSBC Holdings PLC, 6.80%, 6/1/38	910,000	857
JPMorgan Chase & Co., 7.90%, 4/30/18	1,350,000	1,266
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,728
Mellon Bank NA, 5.45%, 4/1/16	940,000	919
The Northern Trust Co., 5.85%, 11/9/17	250,000	254
The Northern Trust Corp., 5.30%, 8/29/11	580,000	594
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,370,000	2,365
PNC Funding Corp., 5.625%, 2/1/17	490,000	457
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,332
U.S. Bank National Association, 4.80%, 4/15/15	2,155,000	2,078
UnionBanCal Corp., 5.25%, 12/16/13	565,000	533
Wachovia Bank NA, 5.60%, 3/15/16	250,000	232
Wachovia Bank NA, 6.60%, 1/15/38	575,000	501
Wachovia Corp., 5.35%, 3/15/11	950,000	930
Wachovia Corp., 7.98%, 3/15/18	250,000	230
Washington Mutual Bank/Henderson NV, 5.95%, 5/20/13	770,000	639
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,211
Citigroup, Inc., 8.40%, 4/30/18	395,000	375
Citigroup Capital XXI, 8.30%, 12/21/57	555,000	524

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Suisse/New York NY, 5.00%, 5/15/13	2,305,000	2,243

Total		34,443

Beverage/Bottling (1.2%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	200,000	173
(b)Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,174
Bottling Group LLC, 4.625%, 11/15/12	380,000	384
(b)Bottling Group LLC, 5.50%, 4/1/16	2,815,000	2,827
The Coca-Cola Co., 5.35%, 11/15/17	910,000	917
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,109
Diageo Capital PLC, 4.375%, 5/3/10	420,000	420
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	645,000	648
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	130,000	136
PepsiCo, Inc., 4.65%, 2/15/13	385,000	391
PepsiCo, Inc., 5.00%, 6/1/18	205,000	200
(b)SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,041

Total		13,420

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	575,000	533

Total		533

Cable/Media/Broadcasting/Satellite (1.5%)
CBS Corp., 6.625%, 5/15/11	330,000	338
Comcast Corp., 5.90%, 3/15/16	1,945,000	1,900
Comcast Corp., 6.50%, 11/15/35	175,000	166
Cox Communications, Inc., 4.625%, 1/15/10	565,000	562
Historic TW, Inc., 6.625%, 5/15/29	430,000	391
Historic TW, Inc., 6.875%, 6/15/18	180,000	179
News America, Inc., 6.40%, 12/15/35	555,000	525
(b)Rogers Communications, Inc., 5.50%, 3/15/14	3,450,000	3,321

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Rogers Communications, Inc., 6.25%, 6/15/13	155,000	158
TCI Communications, Inc., 8.75%, 8/1/15	735,000	831
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	525
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	829
(b)Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,127
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	744
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,640
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	985
Viacom, Inc., 5.75%, 4/30/11	765,000	767

Total		16,988

Conglomerate/Diversified Manufacturing (0.4%)
The Dow Chemical Co., 5.70%, 5/15/18	130,000	126
General Electric Co., 5.00%, 2/1/13	2,000,000	2,015
Honeywell International, Inc., 5.30%, 3/1/18	1,000,000	985
Monsanto Co., 5.125%, 4/15/18	130,000	127
United Technologies Corp., 4.875%, 5/1/15	250,000	249
United Technologies Corp., 6.35%, 3/1/11	770,000	810

Total		4,312

Consumer Products (0.4%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,736
The Clorox Co., 5.00%, 3/1/13	1,000,000	983
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	696
Fortune Brands, Inc., 5.375%, 1/15/16	490,000	459
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	442

Total		4,316

Electric Utilities (4.5%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	553
American Electric Power Co., Inc., 5.25%, 6/1/15	1,000,000	963
Bruce Mansfield Unit, 6.85%, 6/1/34	415,000	420
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	319

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	268
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	201
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	210
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	117
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	366
CMS Energy Corp., 6.875%, 12/15/15	970,000	956
Commonwealth Edison Co., 6.45%, 1/15/38	100,000	97
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	158
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	485,000	482
Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	430,000	426
Consumers Energy Co., 4.80%, 2/17/09	3,675,000	3,685
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	958
The Detroit Edison Co., 5.45%, 2/15/35	105,000	93
Dominion Resources, Inc., 6.40%, 6/15/18	195,000	197
DTE Energy Co., 6.375%, 4/15/33	195,000	183
(b)DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,630
Duke Energy Carolinas LLC, 6.45%, 10/15/32	1,225,000	1,243
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	594
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	601
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	930
Florida Power & Light Co., 5.625%, 4/1/34	180,000	170
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,137
Florida Power Corp., 4.80%, 3/1/13	100,000	99
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,472
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	628,811	615
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	925
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	183

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	608
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,492
Nevada Power Co., 5.95%, 3/15/16	165,000	164
Nevada Power Co., 6.50%, 4/15/12	750,000	774
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,178
Northern States Power Co., 5.25%, 10/1/18	190,000	187
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	998
Ohio Edison Co., 6.875%, 7/15/36	130,000	127
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	972
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	629
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	177
Pacific Gas & Electric Co., 6.05%, 3/1/34	315,000	304
(b)PacifiCorp, 5.45%, 9/15/13	3,000,000	3,063
PacifiCorp, 5.75%, 4/1/37	630,000	586
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	166
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,735
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	148
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	269
PPL Energy Supply LLC, 6.50%, 5/1/18	330,000	322
Progress Energy, Inc., 6.85%, 4/15/12	710,000	749
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	971
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,005
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,100
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	716
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	216
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	170
SCANA Corp., 6.25%, 4/1/20	500,000	497
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	391
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	258
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	990
Southern California Edison Co., 5.55%, 1/15/37	230,000	215

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Southern California Edison Co., 5.625%, 2/1/36	70,000	66
Tampa Electric Co., 6.10%, 5/15/18	2,370,000	2,365
Tampa Electric Co., 6.15%, 5/15/37	320,000	298
Tampa Electric Co., 6.55%, 5/15/36	385,000	378
The Toledo Edison Co. 6.15%, 5/15/37	910,000	789
Union Electric Co., 6.40%, 6/15/17	140,000	140
Union Electric Co., 6.70%, 2/1/19	195,000	198
(b)Virginia Electric and Power Co., 5.25%, 12/15/15	3,040,000	2,953
Virginia Electric and Power Co., 5.40%, 1/15/16	300,000	293
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	591

Total		53,499

Food Processors (0.9%)
Delhaize Group, 6.50%, 6/15/17	570,000	575
General Mills, Inc., 5.70%, 2/15/17	890,000	882
(b)Kellogg Co., 6.60%, 4/1/11	3,610,000	3,798
(b)Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,641
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,307
Kraft Foods, Inc., 6.875%, 1/26/39	440,000	427
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	737

Total		10,367

Gaming/Lodging/Leisure (0.3%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	221
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,044
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,405,000	2,200

Total		3,465

Gas Pipelines (0.4%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,278
El Paso Corp., 7.00%, 6/15/17	420,000	411
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	154
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,315

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
Kinder Morgan Finance Co. LLC, 5.35%, 1/5/11	1,765,000	1,704
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	167
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	179

Total		5,208

Independent Finance (0.5%)
American General Finance Corp., 6.90%, 12/15/17	1,750,000	1,526
General Electric Capital Corp., 5.875%, 1/14/38	180,000	163
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,063
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,308
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,159
iStar Financial, Inc., 8.625%, 6/1/13	260,000	238

Total		5,457

Industrials — Other (0.2%)
Centex Corp., 7.875%, 2/1/11	245,000	236
D.R. Horton, Inc., 5.375%, 6/15/12	385,000	327
D.R. Horton, Inc., 7.875%, 8/15/11	110,000	105
KB Home, 7.75%, 2/1/10	1,160,000	1,182

Total		1,850

Information/Data Technology (0.2%)
Fiserv, Inc., 6.125%, 11/20/12	765,000	769
Fiserv, Inc., 6.80%, 11/20/17	765,000	774
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	465

Total		2,008

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	123

Total		123

Machinery (0.2%)
Case Corp., 7.25%, 1/15/16	1,775,000	1,731
John Deere Capital Corp., 4.50%, 8/25/08	825,000	826

Total		2,557

Metals/Mining (0.3%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	936
Alcoa, Inc., 5.72%, 2/23/19	720,000	668
Alcoa, Inc., 5.90%, 2/1/27	1,140,000	1,012

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining continued
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	715,000	754

Total		3,370

Mortgage Banking (0.2%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	544
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	951
Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	201
Residential Capital LLC, 9.625%, 5/15/15 144A	1,372,000	665

Total		2,361

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	300,000	266
NiSource Finance Corp., 5.40%, 7/15/14	590,000	552
NiSource Finance Corp., 6.40%, 3/15/18	205,000	198
NiSource Finance Corp., 6.80%, 1/15/19	380,000	373

Total		1,389

Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	653

Total		653

Oil and Gas (2.0%)
Anadarko Finance Co., 7.50%, 5/1/31	660,000	707
Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	1,002
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	790,000	774
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	126
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	535,000	502
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	248
ConocoPhillips Canada Funding Co. 1, 5.30%, 4/15/12	565,000	581
Devon Energy Corp., 7.95%, 4/15/32	200,000	237
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,943
EnCana Corp., 5.90%, 12/1/17	325,000	327

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
EnCana Corp., 6.50%, 2/1/38	300,000	297
EnCana Corp., 6.625%, 8/15/37	250,000	249
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,760,000	1,779
Hess Corp., 7.125%, 3/15/33	260,000	284
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,027
Marathon Oil Corp., 6.60%, 10/1/37	130,000	128
Nexen, Inc., 5.875%, 3/10/35	1,200,000	1,072
Nexen, Inc., 6.40%, 5/15/37	115,000	109
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	200,000	197
Petro-Canada, 5.95%, 5/15/35	580,000	510
Petro-Canada, 6.05%, 5/15/18	880,000	867
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,258
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,290
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	214
Sunoco, Inc., 5.75%, 1/15/17	625,000	594
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,370
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,511
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,836
Valero Energy Corp., 6.125%, 6/15/17	205,000	198
Valero Energy Corp., 6.625%, 6/15/37	1,450,000	1,329
XTO Energy, Inc., 5.30%, 6/30/15	195,000	190
XTO Energy, Inc., 6.25%, 4/15/13	100,000	103
XTO Energy, Inc., 6.75%, 8/1/37	450,000	456

Total		23,315

Other Finance (0.3%)
Capmark Financial Group, Inc., 6.30%, 5/10/17	255,000	165
Eaton Vance Corp., 6.50%, 10/2/17	85,000	86
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	290,000	291
SLM Corp., 5.375%, 1/15/13	80,000	70
SLM Corp., 5.375%, 5/15/14	445,000	391
SLM Corp., 5.45%, 4/25/11	3,020,000	2,758

Total		3,761

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	517

Total		517

Paper and Forest Products (0.0%)
International Paper Co., 7.95%, 6/15/18	365,000	363
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	186

Total		549

Pharmaceuticals (0.7%)
AstraZeneca PLC, 5.90%, 9/15/17	1,000,000	1,025
Bristol-Myers Squibb Co., 5.875%, 11/15/36	90,000	84
Bristol-Myers Squibb Co., 6.125%, 5/1/38	465,000	451
GlaxoSmithKline Capital PLC, 5.65%, 5/15/18	555,000	553
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,041
Merck & Co., Inc., 4.75%, 3/1/15	500,000	494
Merck & Co., Inc., 5.75%, 11/15/36	500,000	478
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	988
Wyeth, 5.50%, 2/1/14	2,040,000	2,056
Wyeth, 5.95%, 4/1/37	910,000	878

Total		8,048

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	245,000	215

Total		215

Railroads (1.2%)
Burlington Northern Santa Fe Corp., 6.125%, 3/15/09	3,000,000	3,028
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	127
Canadian National Railway Co., 5.85%, 11/15/17	120,000	121
Canadian Pacific Railway Co., 5.95%, 5/15/37	145,000	120
CSX Corp., 5.60%, 5/1/17	1,245,000	1,148
CSX Corp., 6.25%, 3/15/18	515,000	496
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	574
(b)Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,995
(b)Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,075
Union Pacific Corp., 5.75%, 11/15/17	550,000	541
Union Pacific Corp., 6.65%, 1/15/11	565,000	590

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,073

Total		13,888

Real Estate Investment Trusts (1.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	355
BRE Properties, Inc., 5.50%, 3/15/17	315,000	278
Colonial Realty LP, 6.05%, 9/1/16	255,000	223
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	938
Duke Realty LP, 5.95%, 2/15/17	865,000	799
Duke Realty LP, 6.50%, 1/15/18	1,000,000	952
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,232
ERP Operating LP, 5.75%, 6/15/17	420,000	388
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,263
HCP, Inc., 6.00%, 1/30/17	290,000	250
HCP, Inc., 6.70%, 1/30/18	170,000	153
HRPT Properties Trust, 5.75%, 11/1/15	800,000	726
ProLogis, 5.50%, 3/1/13	1,380,000	1,336
ProLogis, 5.75%, 4/1/16	865,000	815
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,432
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,335
Simon Property Group LP, 5.60%, 9/1/11	590,000	583
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,130

Total		16,188

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	120,000	111
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	400
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	531

Total		1,042

Retail Food and Drug (0.5%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	709
CVS/Caremark Corp., 6.125%, 8/15/16	330,000	333
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,445
The Kroger Co., 6.15%, 1/15/20	1,940,000	1,918
The Kroger Co., 6.80%, 12/15/18	65,000	68

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

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Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug continued
The Kroger Co., 7.00%, 5/1/18	260,000	276
Tesco PLC, 6.15%, 11/15/37 144A	550,000	510

Total		5,259

Retail Stores (1.5%)
Costco Wholesale Corp., 5.30%, 3/15/12	170,000	176
Costco Wholesale Corp., 5.50%, 3/15/17	555,000	563
The Home Depot, Inc., 5.875%, 12/16/36	1,300,000	1,062
J.C. Penney Corp., Inc., 5.75%, 2/15/18	105,000	94
J.C. Penney Corp., Inc., 6.375%, 10/15/36	210,000	175
J.C. Penney Corp., Inc., 6.875%, 10/15/15	490,000	472
J.C. Penney Corp., Inc., 7.95%, 4/1/17	420,000	430
Kohl’s Corp., 6.25%, 12/15/17	510,000	486
Kohl’s Corp., 6.875%, 12/15/37	380,000	342
Macy’s Retail Holdings Inc., 7.00%, 2/15/28	95,000	81
(b)Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,790,000	3,775
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	605,000	609
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	65,000	53
Nordstrom, Inc., 7.00%, 1/15/38	225,000	215
Target Corp., 5.375%, 5/1/17	1,495,000	1,463
(b)Target Corp., 5.40%, 10/1/08	4,555,000	4,576
Target Corp., 6.50%, 10/15/37	525,000	505
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	1,035
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	786

Total		16,898

Security Brokers and Dealers (1.4%)
The Bear Stearns Companies, Inc., 7.25%, 2/1/18	535,000	558
(b)The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,310
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	378
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	1,070,000	979

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	260,000	233
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	765,000	670
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	685,000	634
Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	465
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,540,000	1,424
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	199
(b)Merrill Lynch & Co., Inc., 6.40%, 8/28/17	4,660,000	4,319
Morgan Stanley, 5.95%, 12/28/17	476,000	432
Morgan Stanley, 6.25%, 8/9/26	640,000	563
Morgan Stanley, 6.625%, 4/1/18	1,120,000	1,061
UBS AG/Stamford Branch, 5.75%, 4/25/18	1,200,000	1,145
UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	149

Total		16,519

Telecommunications (2.4%)
AT&T Corp., 7.30%, 11/15/11	1,500,000	1,598
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,688
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,560
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,593
British Telecommunications PLC, 8.125%, 12/15/10	1,000,000	1,074
British Telecommunications PLC, 8.625%, 12/15/30	500,000	601
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	480,000	468
Embarq Corp., 6.738%, 6/1/13	610,000	589
Embarq Corp., 7.082%, 6/1/16	660,000	627
Embarq Corp., 7.995%, 6/1/36	635,000	601
France Telecom SA, 8.50%, 3/1/31	800,000	968
France Telecom SA, 8.00% 3/1/11	1,000,000	1,059
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	626

Corporate Bonds (27.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	1,861
Sprint Capital Corp., 8.75%, 3/15/32	330,000	314
Sprint Nextel Corp., 6.00%, 12/1/16	385,000	331
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,544
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,249
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	2,762
Verizon Communications, Inc., 6.10%, 4/15/18	2,085,000	2,070
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,055
Vodafone Group PLC, 5.625%, 2/27/17	2,500,000	2,408

Total		27,646

Tobacco (0.3%)
Philip Morris International, Inc., 5.65%, 5/16/18	760,000	739
Philip Morris International, Inc., 6.375%, 5/16/38	760,000	741
Reynolds American, Inc., 6.75%, 6/15/17	150,000	149
Reynolds American, Inc., 7.25%, 6/15/37	150,000	148
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,807

Total		3,584

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	572
Johnson Controls, Inc., 5.50%, 1/15/16	580,000	556
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	329

Total		1,457

Yankee Sovereign (0.2%)
Mexico Government International Bond, 5.625%, 1/15/17	1,480,000	1,495
Mexico Government International Bond, 6.05%, 1/11/40	945,000	909

Total		2,404

Total Corporate Bonds (Cost: $335,457)		323,915

Governments (17.7%)

Governments (17.7%)
(b)US Department of Housing and Urban Development, 6.08%, 8/1/13	4,000,000	4,259

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Select Bond Portfolio

Governments (17.7%)	Shares/ $ Par	Value $ (000’s)

Governments continued
(b)US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,194
Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,051
(n)Overseas Private Investment, 4.10%, 11/15/14	1,871,280	1,856
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	325,000	329
(e)Tennessee Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,199
(b)US Treasury, 2.625%, 5/31/10	12,975,000	12,983
(g)US Treasury, 3.50%, 5/31/13	55,145,000	55,555
(g)US Treasury, 3.875%, 5/15/18	8,565,000	8,493
(g)US Treasury, 4.25%, 11/15/17	21,775,000	22,243
US Treasury, 4.375%, 2/15/38	1,340,000	1,306
(b)US Treasury, 5.00%, 5/15/37	4,000,000	4,299
(b)US Treasury, 5.50%, 8/15/28	19,607,000	21,882
(b)US Treasury Inflation Index Bond, 1.625%, 1/15/18	30,011,265	30,487
(b)US Treasury Inflation Index Bond, 2.00%, 4/15/12	24,518,763	25,867
(b)US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,143,127	4,576
Wells Fargo Capital XIII, 7.70%, 3/26/13	2,525,000	2,510

Total Governments (Cost: $203,945)		205,089

Structured Products (52.5%)

Structured Products (52.5%)
(b)AEP Texas Central Transition Funding LLC, 5.306%, 7/1/21	15,910,000	15,154
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.582%, 2/14/43 IO	40,762,852	1,518
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,655,875	1,505
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,001,879	1,881

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 5/10/17	2,477,000	2,342
Banc of America Funding Corp., Series 2007-1, Class TA1A, 2.542%, 1/25/37	2,107,838	1,971
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.573%, 5/25/37	3,069,889	2,650
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.655%, 8/25/34	3,817,000	3,815
(b)Bank of America Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	4,500,000	4,626
(b)Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.572%, 6/25/34	8,024,000	7,954
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,687
(b)Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	7,074
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	321,456	322
(b)Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	5,502,000	5,228
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 04/25/35	1,297,304	1,258
Citigroup Mortgage Loan Trust, Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	884,148	836
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.489%, 1/25/36	1,111,198	1,093
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 7/25/36	2,344,620	2,271
(n)Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	2,205,603	2,070

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(n)Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	2,723,462	2,717
(b)Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	5,000,000	4,862
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.911%, 2/18/31 IO	15,252,231	515
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.678%, 10/15/30 IO 144A	8,361,510	234
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,528,565	1,439
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,735,780	1,693
(b)Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	4,816,163	4,684
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,674,144	2,661
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	416,722	414
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,484,374	1,473
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,065,477	2,050
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,041,579	1,030
(b)Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	7,916,135	7,612
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,855,185	2,745
(b)Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	26,620,707	25,598
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	769,243	779
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,123,749	2,151
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	387,965	393
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,902,529	2,934

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,177,638	2,194
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	2,996,213	3,017
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,073,578	2,049
(b)Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	11,022,257	10,869
(b)Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	8,066,163	7,954
(b)Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	5,886,887	5,805
(b)Federal Home Loan Mortgage Corp., 6.50%, 9/1/37	9,881,068	10,196
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/38	10,000,000	9,581
Federal Home Loan Mortgage Corp. TBA, 6.00%, 7/1/38	44,667,000	45,115
Federal National Mortgage Association, 4.00%, 6/1/19	1,005,416	953
Federal National Mortgage Association, 4.50%, 6/1/19	5,228,541	5,100
Federal National Mortgage Association, 4.50%, 8/1/19	1,096,322	1,069
Federal National Mortgage Association, 4.50%, 12/1/19	570,224	556
Federal National Mortgage Association, 4.50%, 7/1/20	2,669,983	2,598
Federal National Mortgage Association, 4.50%, 9/1/20	3,705,451	3,605
Federal National Mortgage Association, 5.00%, 3/1/20	1,859,556	1,850
Federal National Mortgage Association, 5.00%, 4/1/20	725,238	721
(b)Federal National Mortgage Association, 5.00%, 5/1/20	8,457,758	8,404
Federal National Mortgage Association, 5.00%, 3/1/34	556,150	537
Federal National Mortgage Association, 5.00%, 4/1/35	2,124,205	2,043

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 7/1/35	3,471,332	3,339
Federal National Mortgage Association, 5.00%, 10/1/35	2,363,514	2,273
Federal National Mortgage Association, 5.32%, 4/1/14	1,714,985	1,730
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,987
Federal National Mortgage Association, 5.50%, 4/1/21	1,655,290	1,669
Federal National Mortgage Association, 5.50%, 9/1/34	1,349,392	1,335
Federal National Mortgage Association, 5.50%, 3/1/35	4,321,388	4,273
Federal National Mortgage Association, 5.50%, 7/1/35	1,065,722	1,054
Federal National Mortgage Association, 5.50%, 8/1/35	2,643,698	2,614
Federal National Mortgage Association, 5.50%, 9/1/35	15,725,073	15,547
Federal National Mortgage Association, 5.50%, 10/1/35	4,611,585	4,560
(b)Federal National Mortgage Association, 5.50%, 11/1/35	12,483,610	12,343
(b)Federal National Mortgage Association, 5.50%, 1/1/36	10,088,333	9,975
(b)Federal National Mortgage Association, 5.50%, 2/1/37	5,604,172	5,531
Federal National Mortgage Association, 5.50%, 3/1/37	1,938,036	1,913
Federal National Mortgage Association, 5.50%, 5/1/37	2,482,515	2,450
Federal National Mortgage Association, 5.50%, 6/1/37	429,292	424
(b)Federal National Mortgage Association, 5.50%, 2/1/38	43,500,420	42,930
Federal National Mortgage Association, 5.50%, 3/1/38	803,885	793
(b)Federal National Mortgage Association, 5.50%, 4/1/38	11,277,604	11,129

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Federal National Mortgage Association, 5.50%, 5/1/38	15,270,662	15,070
(b)(n)Federal National Mortgage Association, 5.50%, 6/1/38	9,901,770	9,762
Federal National Mortgage Association, 5.50%, 7/1/38	788,428	778
Federal National Mortgage Association, 6.00%, 5/1/35	218,533	221
Federal National Mortgage Association, 6.00%, 6/1/35	46,378	47
(b)Federal National Mortgage Association, 6.00%, 7/1/35	4,563,736	4,615
Federal National Mortgage Association, 6.00%, 10/1/35	1,760,433	1,780
(b)Federal National Mortgage Association, 6.00%, 11/1/35	4,269,704	4,317
(b)Federal National Mortgage Association, 6.00%, 6/1/36	4,790,478	4,840
Federal National Mortgage Association, 6.00%, 9/1/36	2,912,661	2,943
(b)Federal National Mortgage Association, 6.00%, 11/1/37	15,136,533	15,289
(b)Federal National Mortgage Association, 6.00%, 6/1/38	7,650,000	7,726
(b)Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,994,572	5,200
Federal National Mortgage Association, 6.50%, 9/1/31	313,165	325
Federal National Mortgage Association, 6.50%, 11/1/35	1,744,058	1,800
Federal National Mortgage Association, 6.50%, 12/1/35	2,834,622	2,925
Federal National Mortgage Association, 6.50%, 4/1/36	1,004,376	1,035
Federal National Mortgage Association, 6.50%, 11/1/36	163,970	169
Federal National Mortgage Association, 6.50%, 12/1/36	567,549	585
Federal National Mortgage Association, 6.50%, 2/1/37	541,960	559

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 3/1/37	2,491,290	2,568
Federal National Mortgage Association, 6.50%, 7/1/37	3,926,151	4,047
(b)Federal National Mortgage Association, 6.50%, 8/1/37	22,272,080	22,956
(b)Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	6,952
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	922,150	967
(b)FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	5,835,760	5,895
(b)(n)Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,875,514	5,815
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,707,370	2,526
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.177%, 12/15/31 144A	3,100,000	3,226
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	1,141,758	1,183
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	1,866,284	1,847
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	4,159,320	4,106
Government National Mortgage Association, 5.50%, 10/15/31	51,106	51
Government National Mortgage Association, 5.50%, 11/15/31	13,922	14
Government National Mortgage Association, 5.50%, 12/15/31	181,150	181
Government National Mortgage Association, 5.50%, 1/15/32	501,261	501
Government National Mortgage Association, 5.50%, 2/15/32	169,641	169
Government National Mortgage Association, 5.50%, 3/15/32	151,944	152

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 4/15/32	17,348	17
Government National Mortgage Association, 5.50%, 7/15/32	25,794	26
Government National Mortgage Association, 5.50%, 9/15/32	3,941,869	3,941
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 2.54%, 11/5/21 144A	847,149	794
(b)Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,487,000	9,672
(b)John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	12,314,475	12,458
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,034,259	1,087
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.553%, 1/25/37	2,811,382	2,037
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	2,399,000	2,278
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	380,125	373
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	1,480,680	1,487
(b)Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	6,000,000	6,097
(b)Nordstrom Private Label Credit Card Master, Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,910
(n)RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	572,854	458
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 2.573%, 3/25/37	2,257,046	2,068

Structured Products (52.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.653%, 1/25/09	6,581,855	6,504
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.603%, 9/25/46	3,181,987	3,068
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.592%, 3/25/37	2,261,794	2,151
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.613%, 6/25/37	3,792,783	3,624
WaMu Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,927,905	1,893
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.056%, 10/25/33	2,116,000	2,114
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.698%, 11/25/34	1,396,376	1,311
(b)Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,615
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A7, 3.541%, 9/25/34	1,545,000	1,528
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	3,192,922	3,003
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,574,359	3,398

Total Structured Products (Cost: $615,188)		610,378

Money Market Investments (12.6%)

Autos (3.6%)
(b)Fcar Owner Trust I, 2.65%, 7/1/08	10,000,000	10,001
(b)Fcar Owner Trust I, 2.83%, 7/14/08	10,000,000	9,990

The Accompanying Notes are an Integral Part of the Financial Statements.

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Select Bond Portfolio

Money Market Investments (12.6%)	Shares/ $ Par	Value $ (000’s)

Autos continued
(b)New Center Asset Trust, 3.00%, 7/8/08	10,000,000	9,994
(b)New Center Asset Trust, 3.00%, 7/9/08	10,000,000	9,993
(b)New Center Asset Trust, 3.05%, 7/1/08	2,220,000	2,220

Total		42,198

Federal Government & Agencies (0.3%)
(b)Federal Home Loan Mortgage Co., 2.01%, 8/11/08	3,500,000	3,492

Total		3,492

Finance Lessors (2.6%)
(b)Ranger Funding Co. LLC, 2.57%, 7/14/08	10,000,000	9,991
(b)Thunder Bay Funding, Inc., 2.60%, 7/9/08	10,000,000	9,994
(b)Thunder Bay Funding, Inc., 2.65%, 7/14/08	10,000,000	9,990

Total		29,975

Finance Services (1.7%)
(b)Barton Capital LLC, 2.72%, 7/11/08	10,000,000	9,993
(b)Bryant Park Funding LLC, 2.75%, 7/28/08	10,000,000	9,979

Total		19,972

Money Market Investments (12.6%)	Shares/ $ Par	Value $ (000’s)

Miscellaneous Business Credit Institutions (3.5%)
(b)CVS Caremark Corp., 2.90%, 7/1/08	300,000	300
(b)Duke Energy Corp., 2.80%, 7/2/08	10,000,000	9,999
(b)Duke Energy Corp., 2.85%, 7/7/08	10,000,000	9,995
(b)Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	10,000,000	10,000
(b)Marathon Oil Corp., 2.90%, 7/1/08	10,000,000	10,000

Total		40,294

Short Term Business Credit (0.9%)
(b)Sheffield Receivables, 2.90%, 7/10/08	10,000,000	9,993

Total		9,993

Total Money Market Investments (Cost: $145,924)		145,924

Total Investments (110.8%) (Cost $1,301,359)(a)		1,286,151

Other Assets, Less Liabilities (-10.8%)		(125,315)

Net Assets (100.0%)		1,160,836

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $28,537, representing 2.46% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

AMBAC (American Municipal Bond Assurance Corp.)

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,301,359 and the net unrealized depreciation of investments based on that cost was $15,208 which is comprised of $5,113 aggregate gross unrealized appreciation and $20,321 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Note (CBT) Commodity (Long)	1,098	9/08	$(37)
(Total Notional Value at June 30, 2008, $121,423)
US Ten Year Treasury Note (Short)	1,478	9/08	$(2,261)
(Total Notional Value at June 30, 2008, $166,120)
US Two Year Treasury Note (Long)	1,626	9/08	$778
(Total Notional Value at June 30, 2008, $342,632)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned. See Note 8 in the Notes to Financial Statements.

(n)	At June 30, 2008 portfolio securities with a aggregate market value of $18,226 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by

Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,014.40	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	$3.14

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.6%)
Poway Unified Public School District, Financing Authority Revenue Bond, 4.50%, 9/15/37 RB, AMBAC	200,000	182
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/54 RB, AMBAC	1,600,000	109

Total Municipal Bonds (Cost: $324)		291

Corporate Bonds (16.0%)

Banking (5.6%)
(b)Bank of America NA, 2.786%, 6/12/09	100,000	100
(b)Citigroup, Inc., 2.831%, 12/28/09	300,000	293
(b)Citigroup Funding, Inc., 3.82%, 5/7/10	200,000	198
(b)Citigroup, Inc., 6.125%, 8/25/36	200,000	169
Credit Suisse USA, Inc., 2.562%, 11/20/09	100,000	99
(b)Credit Suisse USA, Inc., 2.757%, 6/5/09	300,000	299
Credit Suisse USA, Inc., 2.775%, 11/20/09	100,000	99
Federal Home Loan Bank, 5.625%, 6/11/21	100,000	104
(b)Federal National Mortgage Association, 5.375%, 4/11/22	400,000	401
(b)HSBC Finance Corp., 2.966%, 5/10/10	300,000	294
(b)JPMorgan Chase Capital XX, 6.55%, 9/29/36	200,000	173
(b)Pricoa Global Funding I, 2.923%, 1/15/10 144A	300,000	297
(b)Wachovia Corp., 2.732%, 12/1/09	200,000	196
(b)Wells Fargo Capital X, 5.95%, 12/15/36	200,000	181

Total		2,903

Conglomerate/Diversified Manufacturing (0.6%)
United Technologies Corp., 6.125%, 7/15/38	300,000	301

Total		301

Corporate Bonds (16.0%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.8%)
Hewlett-Packard Co., 2.792%, 3/1/12	300,000	295
International Business Machines Corp., 5.70% 9/14/17	100,000	101

Total		396

Financials (3.8%)
(b)Freddie Mac, 6.25%, 7/15/32	1,700,000	1,946

Total		1,946

Independent Finance (0.4%)
General Electric Capital Corp., 6.75%, 3/15/32	200,000	201

Total		201

Life Insurance (1.2%)
(b)American International Group, Inc., 2.953%, 1/29/10 144A	300,000	299
(b)Metropolitan Life Global Funding I, 2.759%, 5/17/10 144A	300,000	296

Total		595

Machinery (1.7%)
(b)Caterpillar Financial Services Corp., 3.559%, 6/24/11	400,000	399
(b)John Deere Capital Corp., 2.789%, 7/16/10	300,000	298
(b)John Deere Capital Corp., 3.536%, 6/10/11	200,000	200

Total		897

Retail Stores (0.4%)
Wal-Mart Stores, Inc., 6.20%, 4/15/38	200,000	197

Total		197

Security Brokers and Dealers (1.5%)
The Goldman Sachs Group, Inc., 2.901%, 6/28/10	200,000	195
The Goldman Sachs Group, Inc., 2.964%, 2/6/12	200,000	190
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	200,000	183
Morgan Stanley, 4.778%, 5/14/10	200,000	199

Total		767

Total Corporate Bonds (Cost: $8,332)		8,203

Governments (15.0%)	Shares/ $ Par	Value $ (000’s)

Governments (15.0%)
(b)Financing Corp., 0.00%, 12/27/18	500,000	303
(b)Israel Government AID Bond, 0.00%, 5/15/21	200,000	107
(b)Israel Government AID Bond, 0.00%, 2/15/23	100,000	49
(b)Israel Government AID Bond, 0.00%, 5/15/23	800,000	384
(b)Tennessee Valley Authority, 4.50%, 4/1/18	200,000	195
(b)Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,220
(b)US Treasury, 5.25%, 11/15/28	1,100,000	1,192
(b)US Treasury, 6.25%, 8/15/23	700,000	833
(b)US Treasury, 8.75%, 8/15/20	400,000	564
(b)US Treasury Inflation Index Bond, 2.375%, 1/15/25	227,888	239
(b)US Treasury Stripped, 0.00%, 8/15/22	2,200,000	1,142
(b)US Treasury Stripped, 0.00%, 5/15/26	700,000	299
(b)US Treasury Stripped, 0.00%, 11/15/28	3,000,000	1,146

Total Governments (Cost: $7,795)		7,673

Structured Products (30.1%)

Structured Products (30.1%)
(b)American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	89
(b)Bank of America Credit Card Trust, Series 2006-A9, Class A9, 2.481%, 2/15/13	200,000	197
(b)Bank of America Credit Card Trust, Series 2007-A9, Class A9, 2.511%, 11/17/14	200,000	195
(b)Bank of America Credit Card Trust, Series 2008-A7, Class A7, 3.183%, 12/15/14	300,000	298
(b)Bear Stearns Adjustable Rate Mortgage Trust, 2004-2, Class 21A, 6.208%, 5/25/34	8,289	8

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (30.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Bear Stearns Structured Products Inc., 2007-R7, Class A1, 2.682%, 1/26/37 144A	87,101	86
(b)Chase Credit Card Master Trust, Series 2002-3, Class A, 2.641%, 9/15/11	100,000	100
(b)Chase Issuance Trust, Series 2007-A6, Class A6, 2.471%, 4/16/12	400,000	396
(b)Chase Issuance Trust, Series 2007-A1, Class A1, 2.491%, 3/15/13	200,000	197
(b)Chase Issuance Trust, Series 2005-A8, Class A8, 2.511%, 10/15/12	500,000	494
(b)Chase Issuance Trust, Series 2007-A14, Class A14, 2.721%, 9/15/11	100,000	100
(b)Chase Issuance Trust, Series 2008-A1, Class A1, 2.921%, 1/15/12	200,000	200
(b)Chase Issuance Trust, Series 2008-A7, Class A, 3.121%, 11/15/11	100,000	100
(b)Chase Issuance Trust, Series 2008-A10, Class A10, 3.227%, 8/17/15	200,000	198
(b)Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 2.613%, 5/25/48 144A	18,845	13
(b)Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 2.543%, 7/25/45	77,980	72
(b)Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 2.763%, 2/25/37	143,365	104
(b)Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 4.842%, 4/20/35	38,610	37
(b)Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-12, Class 1A2, 5.25%, 5/25/35	177,841	124
(b)Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.688%, 8/25/33	12,863	13
(b)Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 5.097%, 7/25/33	10,276	10
(b)Fannie Mae Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	312
(b)Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	5,000,000	4,796

Structured Products (30.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-61, Class 1A1, 5.194%, 7/25/44	46,507	43
(b)Federal National Mortgage Association, Series 2007-114, Class A6, 2.683%, 10/27/37	100,000	96
(b)Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	210,148	178
(b)Federal National Mortgage Association, 5.50%, 6/1/38	2,200,000	2,172
(b)Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	39,066	39
(b)Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	19,217	20
(b)First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A2, 2.523%, 9/25/36	43,640	41
(b)First USA Credit Card Master Trust, Series 1998-6, Class A, 2.641%, 4/18/11	300,000	300
(b)Freddie Mac, Series 2752, Class EZ, 5.50%, 2/15/34	634,221	593
(b)Freddie Mac, Series 3203, Class ZW, 5.00%, 11/15/35	328,737	290
(b)Freddie Mac, Series 3346, Class FA, 2.701%, 2/15/19	168,493	165
(b)GMAC Mortgage Corp. Loan Trust, 2004-AR1, Class 22A, 4.305%, 6/25/34	31,077	25
(b)(n)Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.77%, 11/18/09	400,000	400
(b)Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 2.563%, 7/25/37	61,904	61
(b)JP Morgan Chase Commercial Mortgage Security Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/49	100,000	95

Structured Products (30.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.864%, 4/25/38	400,000	400
(b)MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 2.651%, 10/17/11	200,000	200
(b)Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1, 2.543%, 7/25/37	77,013	72
(b)(n)Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 2.99%, 7/9/09 144A	400,000	369
(b)Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 4.986%, 05/25/33	20,347	19
(b)Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 5.848%, 05/25/33	27,779	27
(b)MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 2.733%, 11/25/35	62,925	57
(b)MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.43%, 10/25/35	70,967	67
(b)Morgan Stanley ABS Capital, Inc., Series 2007-NC3, Class A2A, 2.543%, 5/25/37	72,099	70
(b)Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	86,536	76
(b)SLC Student Loan Trust, Series 2007-1, Class A1, 2.674%, 11/15/09	129,882	129
(b)SLM Student Loan Trust, Series 2006-7, Class A2, 2.91%, 10/25/16	33,515	33
(b)SLM Student Loan Trust, Series 2006-5, Class A2, 2.91%, 7/25/17	47,262	47
(b)SLM Student Loan Trust, Series 2006-6, Class A1, 2.91%, 10/25/18	44,859	45
(b)SLM Student Loan Trust, Series 2006-9, Class A2, 2.92%, 4/25/17	52,632	52
(b)(n)SLM Student Loan Trust, Series 2008-7, Class A2, 2.983%, 10/25/17	200,000	200
(b)South Carolina Student Loan Corp., Series 2008-1, Class A1, 3.207%, 9/2/14	300,000	300
(b)South Carolina Student Loan Corp., Series 2008-1, Class A2, 3.257%, 3/1/18	400,000	400

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (30.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 4A1, 5.19%12/25/34	55,153	51
(b)Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 2.813%, 10/19/34	14,996	12
(b)WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 4.229%, 3/25/34	105,951	104
(b)WaMu Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 4.528%, 8/25/46	64,047	49

Total Structured Products (Cost: $15,564)		15,436

Money Market Investments (33.8%)

Miscellaneous Business Credit Institutions (2.7%)
(b)General Electric Capital Corp., 2.45%, 8/1/08	1,400,000	1,397

Total		1,397

Money Market Investments (33.8%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (3.7%)
(b)Bank of America Corp., 2.57%, 7/7/08	500,000	500
(b)Bank of America Corp., 2.70%, 8/5/08	1,400,000	1,396

Total		1,896

Other Holdings (27.4%)
(b)J.P. Morgan Money Market Fund	104,567	105
(b)US Treasury Repurchase Agreement, 1.25%, 7/1/08	14,000,000	13,999

Total		14,104

Total Money Market Investments (Cost: $17,398)		17,397

Total Investments (95.5%) (Cost $49,413)(a)		49,000

Other Assets, Less Liabilities (4.5%)		2,296

Net Assets (100.0%)		51,296

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $1,360, representing 2.42% of the net assets.

RB — Revenue Bond

AMBAC (AMBAC Indemnity Corporation)

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $49,413 and the net unrealized depreciation of investments based on that cost was $413 which is comprised of $144 aggregate gross unrealized appreciation and $557 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Short)	1	12/08	$(3)
(Total Notional Value at June 30, 2008, $239)
90 Day Euro $ Commodity Future (Long)	10	3/09	$(4)
(Total Notional Value at June 30, 2008, $2,421)
90 Day Euro $ Commodity Future (Long)	21	6/09	$(9)
(Total Notional Value at June 30, 2008, $5,073)
US Five Year Note (CBT) Commodity (Long)	39	9/08	$(19)
(Total Notional Value at June 30, 2008, $4,331)

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Long)	111	9/08	$31
(Total Notional Value at June 30, 2008, $12,614)
US Long Bond (CBT) Commodity (Long)	191	9/08	$218
(Total Notional Value at June 30, 2008, $21,861)

(n)	At June 30, 2008 portfolio securities with a aggregate market value of $968 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

(o)	Short sales outstanding on June 30, 2008

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	5.00%	7/14/38	$5,000	$4,759	$4,791

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonus drops, which could negatively affect overall fund performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more that the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$1,031.70	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.16

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Inflation Protection Portfolio

Inflation Protection Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Corporate Bonds (3.9%)	Shares/ $ Par	Value $ (000’s)

Financials (3.9%)
The Bear Stearns Companies, Inc., 5.89%, 1/10/14	70,000	64
Caterpillar Financial Services Corp., 5.05%, 12/1/10	308,000	316
Hartford Life Global Funding Trusts, 5.16%, 3/15/10	80,000	79
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	645
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	518
Merrill Lynch & Co., Inc., 5.141%, 3/2/09	285,000	281
Prudential Financial, Inc., 5.52%, 3/10/15	240,000	230

Total Corporate Bonds (Cost: $2,045)		2,133

Governments (66.2%)

Governments (66.2%)
Farmer Mac Guaranteed Notes Trust, Series 2007-01, 5.125%, 4/19/17 144A	500,000	514
Federal Home Loan Bank, 4.75%, 12/16/16	1,750,000	1,760
Federal Home Loan Bank, 4.875%, 5/17/17	755,000	765
Financing Corp., 0.00%, 5/30/10	359,000	340
Israel Government AID Bond, 0.00%, 11/1/14	500,000	392
Private Export Funding Corp., 4.55%, 5/15/15	600,000	603
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	440
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	454
Tennessee Valley Authority, 6.79%, 5/23/12	1,200,000	1,322
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	155
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	214
US Treasury Inflation Index Bond, 0.875%, 4/15/10	260,758	265
US Treasury Inflation Index Bond, 1.625%, 1/15/15	337,446	348

Governments (66.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,050,440	2,083
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,844,986	2,707
US Treasury Inflation Index Bond, 1.875%, 7/15/13	847,822	896
US Treasury Inflation Index Bond, 1.875%, 7/15/15	386,474	405
US Treasury Inflation Index Bond, 2.00%, 4/15/12	370,454	391
US Treasury Inflation Index Bond, 2.00%, 1/15/14	720,682	765
US Treasury Inflation Index Bond, 2.00%, 7/15/14	569,720	605
US Treasury Inflation Index Bond, 2.00%, 1/15/16	3,516,955	3,705
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,164,280	2,146
US Treasury Inflation Index Bond, 2.375%, 4/15/11	189,366	201
US Treasury Inflation Index Bond, 2.375%, 1/15/17	1,917,072	2,075
US Treasury Inflation Index Bond, 2.375%, 1/15/25	2,278,880	2,390
US Treasury Inflation Index Bond, 2.375%, 1/15/27	612,398	642
US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,701,632	1,859
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,632,173	1,803
US Treasury Inflation Index Bond, 3.00%, 7/15/12	418,093	459
US Treasury Inflation Index Bond, 3.375%, 1/15/12	272,158	300
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,542,788	1,941
US Treasury Inflation Index Bond, 3.50%, 1/15/11	370,215	403

Governments (66.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,460,723	1,823
US Treasury Inflation Index Bond, 3.875%, 4/15/29	914,550	1,188

Total Governments (Cost: $35,852)		36,359

Structured Products (27.2%)

Structured Products (27.2%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	153,324	142
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.05%, 11/10/38	1,530,000	1,500
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 6.003%, 2/10/51	1,300,000	1,242
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	700,000	719
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 2.668%, 5/21/12	500,000	494
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	400,000	407
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 2.651%, 4/15/22 144A	500,000	479
Federal Home Loan Mortgage Corp., 3.75%, 6/28/13	600,000	589
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	620,000	626
Federal Home Loan Mortgage Corp., 5.00%, 5/1/23	1,768,685	1,750
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	471,761	465
Federal Home Loan Mortgage Corp., 5.758%, 1/1/38	601,098	608

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

Structured Products (27.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3234, Class PA, 5.00%, 10/15/26	611,309	619
Federal National Mortgage Association, 5.121%, 2/17/09	1,951,000	1,973
Federal National Mortgage Association, 5.50%, 9/1/35	905,798	896
Federal National Mortgage Association, 5.50%, 7/1/36	446,000	440
Federal National Mortgage Association, Series 2004-9, Class YJ, 4.00%, 10/25/13	196,552	196
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	491,432	488
Government National Mortgage Association, 4.875%, 12/20/31	265,636	266
Government National Mortgage Association, 5.625%, 7/20/31	116,849	118
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 2.771%, 6/15/22 144A	447,296	426

Structured Products (27.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Prudential Financial, Inc., 5.39%, 2/10/12	200,000	199
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A19, 6.00%, 8/25/37	271,782	268

Total Structured Products (Cost: $15,050)		14,910

Money Market Investments (1.7%)

Finance Services (1.7%)
(k)Legacy Cap LLC, 3.05%, 7/1/08	959,000	959

Total		959

Other Holdings (0.0%)
J.P. Morgan Money Market Fund	936	1

Total		1

Total Money Market Investments (Cost: $960)		960

Total Investments (99.0%) (Cost $53,907)(a)		54,362

Other Assets, Less Liabilities (1.0%)		690

Net Assets (100.0%)		55,052

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $1,419, representing 2.59% of the net assets.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $53,907 and the net unrealized appreciation of investments based on that cost was $455 which is comprised of $874 aggregate gross unrealized appreciation and $419 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2008

Total Return Swaps

CounterParty	Reference	Payments Made by the Fund	Payments Received by the Fund	Exp Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
BANK OF AMERICA	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Bank of America Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	5/10	USD $	2,500	$26
BANK OF AMERICA	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Bank of America Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	5/13	USD $	2,500	$38
BARCLAYS CAPITAL	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	7/10	USD $	3,000	$81
BARCLAYS CAPITAL	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	8/12	USD $	2,500	$110
BARCLAYS CAPITAL	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	6/14	USD $	1,000	$24

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Inflation Protection Portfolio

CounterParty	Reference	Payments Made by the Fund	Payments Received by the Fund	Exp Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
BARCLAYS CAPITAL	U.S. Consumer Price Index. (CPI)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPI Index Total Return at Maturity	8/17	USD $	2,000	$59
BARCLAYS CAPITAL	U.S. Consumer Price Index — All Urban Consumers — Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	12/27	USD $	1,700	$—	(m)

							$338

(k)	Securities with an aggregate market value of $959 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

High Yield Bond Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$990.10	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$2.35

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (2.6%)
BE Aerospace, Inc., 8.50%, 7/1/18	706,000	709
Bombardier, Inc., 8.00%, 11/15/14 144A	714,000	732
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	719
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	412,000	415
(c)Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	927,000	932
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	255,000	255
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,127
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,348

Total		7,237

Autos/Vehicle Parts (3.7%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	470,000	343
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	592
Ford Motor Co., 7.45%, 7/16/31	2,020,000	1,177
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,345,000	977
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	710,000	602
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	2,512
General Motors Corp., 7.20%, 1/15/11	755,000	581
General Motors Corp., 8.375%, 7/15/33	1,815,000	1,075
Lear Corp., 8.75%, 12/1/16	872,000	680
TRW Automotive, Inc., 7.25%, 3/15/17 144A	755,000	634
Visteon Corp., 8.25%, 8/1/10	428,000	381
Visteon Corp., 12.25%, 12/31/16 144A	1,102,000	882

Total		10,436

Basic Materials (9.2%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	1,007,000	509

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	1,400,000	630
Arch Western Finance LLC, 6.75%, 7/1/13	565,000	554
Berry Plastics Corp., 7.568%, 2/15/15	570,000	546
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	510
Cascades, Inc., 7.25%, 2/15/13	504,000	438
Catalyst Paper Corp., Series D, 8.625%, 6/15/11	340,000	289
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	507,000	506
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	825
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,323
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,430
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,130,000	2,247
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,742
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	558
Graphic Packaging International Corp., 9.50%, 8/15/13	1,031,000	985
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	1,769
Huntsman International LLC, 7.375%, 1/1/15	755,000	661
Huntsman LLC, 11.50%, 7/15/12	745,000	773
International Paper Co., 7.95%, 6/15/18	560,000	557
Invista, 9.25%, 5/1/12 144A	875,000	895
Massey Energy Co., 6.625%, 11/15/10	845,000	845
Momentive Performance Materials, Inc., 9.75%, 12/1/14	445,000	380
(c)Momentive Performance Materials, Inc., 10.125%, 12/1/14	560,000	468
The Mosaic Co., 7.375%, 12/1/14 144A	335,000	350
Norampac Industries, Inc., 6.75%, 6/1/13	625,000	525

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Novelis, Inc., 7.25%, 2/15/15	2,098,000	1,983
Peabody Energy Corp., 7.375%, 11/1/16	185,000	185
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	1,100
Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	680,000	544
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	955,000	838

Total		25,965

Capital Goods (2.4%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	475
Case New Holland, Inc., 7.125%, 3/1/14	1,090,000	1,068
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	648
RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,042,000	870
SPX Corp., 7.625%, 12/15/14 144A	820,000	832
Terex Corp., 8.00%, 11/15/17	1,100,000	1,092
United Rentals North America, Inc., 6.50%, 2/15/12	1,825,000	1,643

Total		6,628

Consumer Products/Retailing (4.1%)
Claire’s Stores, Inc., 10.50%, 6/1/17	615,000	251
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	1,570,000	1,444
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,127
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,240
Michaels Stores, Inc., 11.375%, 11/1/16	725,000	576
New Albertson’s, Inc., 7.25%, 5/1/13	1,335,000	1,356
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,634
Phillips-Van Heusen Corp., 8.125%, 5/1/13	200,000	202
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	821
Rite Aid Corp., 8.625%, 3/1/15	336,000	223
Rite Aid Corp., 9.375%, 12/15/15	540,000	362

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Rite Aid Corp., 10.375%, 7/15/16	470,000	426
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,121
Warnaco, Inc., 8.875%, 6/15/13	755,000	785

Total		11,568

Energy (13.4%)
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,186
Chaparral Energy, Inc., 8.875%, 2/1/17	1,220,000	1,058
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	778
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,349
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	729
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,120
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	657
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	997
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	404
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	676
Complete Production Services, Inc., 8.00%, 12/15/16	803,000	802
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	770
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	746
El Paso Corp., 7.25%, 6/1/18	1,175,000	1,157
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,097
Forest Oil Corp., 7.25%, 6/15/19 144A	450,000	432
Forest Oil Corp., 7.25%, 6/15/19	650,000	624
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,117
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16 144A	95,000	94
Key Energy Services, Inc., 8.375%, 12/1/14 144A	1,100,000	1,122
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	601
Linn Energy LLC, 9.875%, 7/1/18 144A	705,000	698
Mariner Energy, Inc., 8.00%, 5/15/17	725,000	701
Newfield Exploration Co., 6.625%, 9/1/14	190,000	179

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	959
Newfield Exploration Co., 7.125%, 5/15/18	560,000	531
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,637
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	935,000	913
Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,676
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	573
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	466
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	653
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	470
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	907
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,069
Range Resources Corp., 7.25%, 5/1/18	150,000	149
Range Resources Corp., 7.50%, 5/15/16	235,000	234
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	472
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,093
Sonat, Inc., 7.625%, 7/15/11	315,000	318
Southwestern Energy Co., 7.50%, 2/1/18 144A	830,000	854
Targa Resources Partners LP, 8.25%, 7/1/16 144A	565,000	545
Tesoro Corp., 6.25%, 11/1/12	460,000	437
Tesoro Corp., 6.625%, 11/1/15	2,330,000	2,148
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	1,004
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,369

Total		37,571

Financials (5.4%)
Bank of America Corp., 8.125%, 12/29/49	1,120,000	1,059
Citigroup, Inc., 8.40%, 4/30/18	1,120,000	1,065
Countrywide Home Loans, Inc., 6.25%, 4/15/09	1,125,000	1,108
E*TRADE Financial Corp., 7.375%, 9/15/13	55,000	47
E*TRADE Financial Corp., 7.875%, 12/1/15	580,000	499
E*TRADE Financial Corp., 8.00%, 6/15/11	950,000	874

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,635,000	1,202
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	550,000	470
General Motors Acceptance Corp., LLC, 8.00%, 11/1/31	4,005,000	2,605
iStar Financial, Inc., 6.00%, 12/15/10	735,000	627
iStar Financial, Inc., 8.625%, 6/1/13	670,000	613
JPMorgan Chase & Co., 7.90%, 4/30/18	1,120,000	1,050
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	576
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	825,000	761
Residential Capital LLC, 9.625%, 5/15/15 144A	888,000	431
SLM Corp., 4.00%, 1/15/10	1,240,000	1,155
Wachovia Corp., 7.98%, 3/15/18	1,120,000	1,029

Total		15,171

Foods (2.8%)
Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	1,006
Constellation Brands, Inc., 7.25%, 5/15/17	870,000	813
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	461
Dole Food Co., Inc., 8.625%, 5/1/09	1,160,000	1,105
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	693
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	298
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	647
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	1,415,000	1,132
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,156
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	631

Total		7,942

Gaming/Leisure/Lodging (9.2%)
AMC Entertainment, Inc., 11.00%, 2/1/16	1,273,000	1,260
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,169
Caesars Entertainment, Inc., 7.875%, 3/15/10	740,000	673
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,775,000	1,420

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,092
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	750,000	670
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	1,900,000	1,577
The Hertz Corp., 8.875%, 1/1/14	840,000	769
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,865,000	2,664
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	1,568
Mandalay Resort Group, 9.375%, 2/15/10	660,000	660
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	1,213
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,485,000	1,333
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	1,481
MGM MIRAGE, Inc., 8.375%, 2/1/11	560,000	540
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	865
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	343
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	774
Seminole Hard Rock Entertainment, Inc., 5.276%, 3/15/14 144A	540,000	454
Station Casinos, Inc., 6.00%, 4/1/12	1,475,000	1,173
Station Casinos, Inc., 6.625%, 3/15/18	615,000	329
Station Casinos, Inc., 6.875%, 3/1/16	685,000	374
Universal City Development Partners, 11.75%, 4/1/10	907,000	932
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	400,000	396
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,395,000	2,192

Total		25,921

Health Care/Pharmaceuticals (5.5%)
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	997,000	892
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,215,000	2,229
FMC Finance III SA, 6.875%, 7/15/17	1,265,000	1,243
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	410,000	424
HCA, Inc., 6.75%, 7/15/13	905,000	794

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
HCA, Inc., 9.125%, 11/15/14	782,000	800
HCA, Inc., 9.25%, 11/15/16	3,164,000	3,259
(c)HCA, Inc., 9.625%, 11/15/16	1,273,000	1,311
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	634
Service Corp. International, 6.75%, 4/1/15	855,000	814
Service Corp. International, 6.75%, 4/1/16	825,000	782
Service Corp. International, 7.375%, 10/1/14	175,000	175
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	926
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	340,000	325
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	750,000	786

Total		15,394

Media (9.0%)
CCH I Holdings LLC/ CCH I Holdings Capital Corp., 11.00%, 10/1/15	715,000	526
CCH I Holdings LLC/ CCH I Holdings Capital Corp., 11.75%, 5/15/14	1,995,000	1,217
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,000,000	965
Clear Channel Communications, Inc., 6.25%, 3/15/11	750,000	636
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,014
CSC Holdings, Inc., 7.875%, 2/15/18	2,400,000	2,232
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	3,090,000	3,045
EchoStar DBS Corp., 7.00%, 10/1/13	1,675,000	1,595
EchoStar DBS Corp., 7.125%, 2/1/16	555,000	512
EchoStar DBS Corp., 7.75%, 5/31/15 144A	1,405,000	1,366
Idearc, Inc., 8.00%, 11/15/16	1,895,000	1,191
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,215,000	1,242
Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,706

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Media continued
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,185,000	1,059
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	360
Quebecor Media, Inc., 7.75%, 3/15/16	1,100,000	1,023
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	2,291
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	365,000	217
Univision Communications, Inc., 9.75%, 3/15/15 144A	1,180,000	867
Videotron Ltee, 9.125%, 4/15/18 144A	185,000	193
Videotron Ltee, 6.375%, 12/15/15	340,000	315
Videotron Ltee, 6.875%, 1/15/14	838,000	809

Total		25,381

Real Estate (0.9%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,510,000	1,370
The Rouse Co. LP, 7.20%, 9/15/12	1,175,000	1,078

Total		2,448

Services (1.6%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	797
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,407
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	716
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	819
WCA Waste Corp., 9.25%, 6/15/14	880,000	882

Total		4,621

Structured Product (0.3%)
CDX North America High Yield, 8.875%, 6/29/13 144A	1,000,000	924

Total		924

Technology (4.0%)
Expedia, Inc., 8.50%, 7/1/16 144A	940,000	919
First Data Corp., 9.875%, 9/24/15 144A	1,285,000	1,118
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,079

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Freescale Semiconductor, Inc., 8.875%, 12/15/14	981,000	797
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14	1,442,000	1,121
Freescale Semiconductor, Inc., 10.125%, 12/15/16	335,000	255
Iron Mountain, Inc., 8.00%, 6/15/20	1,130,000	1,113
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	615,000	535
Sabre Holdings Corp., 8.35%, 3/15/16	915,000	693
STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	698
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,329
Travelport LLC, 11.875%, 9/1/16	885,000	726
Unisys Corp., 8.00%, 10/15/12	935,000	804

Total		11,187

Telecommunications (6.3%)
(c)ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	1,095,000	1,265
American Tower Corp., 7.00%, 10/15/17 144A	825,000	817
Citizens Communications Co., 9.00%, 8/15/31	2,205,000	1,984
Citizens Communications Co., 9.25%, 5/15/11	2,025,000	2,095
Cricket Communications, Inc., 10.00%, 7/15/15 144A	470,000	461
Embarq Corp., 7.082%, 6/1/16	1,845,000	1,752
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	868
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	374
Qwest Corp., 6.50%, 6/1/17	1,035,000	924
Qwest Corp., 7.50%, 10/1/14	221,000	213
Qwest Corp., 7.625%, 6/15/15	750,000	722
Qwest Corp., 7.875%, 9/1/11	986,000	986
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,260
Sprint Nextel Corp., 6.00%, 12/1/16	1,120,000	963
Windstream Corp., 7.00%, 3/15/19	680,000	617
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,147
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,217

Total		17,665

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Transportation — Rail & Other (1.9%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	632
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	1,150,000	1,116
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13	470,000	456
Kansas City Southern de Mexico SA de CV (TFM), 9.375%, 5/1/12	933,000	970
Stena AB, 7.50%, 11/1/13	2,305,000	2,273

Total		5,447

Utilities (8.6%)
The AES Corp., 8.00%, 10/15/17	825,000	809
The AES Corp., 8.00%, 6/1/20 144A	755,000	729
Aquila, Inc., 9.95%, 2/1/11	78,000	80
Aquila, Inc., 14.875%, 7/1/12	755,000	878
Dynegy Holdings, Inc., 7.50%, 6/1/15	1,300,000	1,199
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	742
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,421
Edison Mission Energy, 7.00%, 5/15/17	1,585,000	1,482
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,721
Elwood Energy LLC, 8.159%, 7/5/26	1,089,170	1,050
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	1,100,000	1,111
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	1,740,000	1,910
Intergen NV, 9.00%, 6/30/17 144A	920,000	952
IPALCO Enterprises, Inc., 7.25%, 4/1/16 144A	460,000	453
Mirant Americas Generation, LLC, 8.50%, 10/1/21	755,000	704
NRG Energy, Inc., 7.25%, 2/1/14	925,000	883
NRG Energy, Inc., 7.375%, 2/1/16	665,000	626
NRG Energy, Inc., 7.375%, 1/15/17	1,556,000	1,470
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	934
Reliant Energy, Inc., 7.625%, 6/15/14	350,000	341
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	411

Bonds (90.9%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	4,500,000	4,410

Total		24,316

Total Bonds (Cost: $275,023)		255,822

Money Market Investments (7.3%)

Autos (3.5%)
Daimler Chrysler Auto, 2.60%, 7/2/08	5,000,000	5,000
New Center Asset Trust, 2.98%, 7/25/08	5,000,000	4,990

Total		9,990

Finance Services (1.8%)
Lehman Brothers Holding, 2.80%, 7/1/08	5,000,000	5,000

Total		5,000

Health Care (0.2%)
CVS Corp., 2.90%, 7/1/08	500,000	500

Total		500

Personal Credit Institutions (1.8%)
American General Finance, 2.80%, 7/18/08	5,000,000	4,993

Total		4,993

Total Money Market Investments (Cost: $20,483)		20,483

Total Investments (98.2%) (Cost $295,506)(a)		276,305

Other Assets, Less Liabilities (1.8%)		5,000

Net Assets (100.0%)		281,305

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $43,518, representing 15.47% of the net assets.

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $295,506 and the net unrealized depreciation of investments based on that cost was $19,201 which is comprised of $1,676 aggregate gross unrealized appreciation and $20,877 aggregate gross unrealized depreciation.

(c)	PIK — Payment In Kind

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$984.70	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.40

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Municipal Bonds (2.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (2.3%)
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100	89
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100	83
California Educational Facilities Authority, Series 2007-A, 4.75%, 10/1/37 RB	100	96
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, FGIC	100	54
Dallas Area Rapid Transit, Series 2007, 5.00%, 12/1/36 RB, AMBAC	200	202
East Bay Municipal Utility District, Series 2007-A, 5.00%, 6/1/32 RB, FGIC	400	406
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100	85
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100	58
Los Angeles Community College District, Series 2007-A, 5.00%, 8/1/32 GO, FGIC	100	101
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100	98
North Texas Municipal Water District Water System, Series 2006, 5.00%, 9/1/35 RB, MBIA	100	100
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200	149
State of California, 5.00%, 6/1/37 GO	200	196
State of Florida Department of Transportation, Series 2008-A, 5.25%, 7/1/37 GO	100	102
State of Washington Motor Vehicle Fuel Tax, Series 2008-D, 5.00%, 1/1/33 GO	100	101
Texas Transportation Commission State of Texas, Series 2008, 4.75%, 4/1/37 GO	200	190
Tobacco Securitization Authority of Southern California, Series A1-SNR, 5.00%, 6/1/37 RB	100	78

Total Municipal Bonds (Cost: $2,239,343)		2,188

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.1%)
Northwest Airlines, Inc., Series 01-C, 7.626%, 10/1/11	60	57
United Air Lines Pass Through Trust, Series 2001-1, 7.73%, 7/1/10	44	44

Total		101

Auto Manufacturing (0.7%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65	51
ArvinMeritor, Inc., 8.75%, 3/1/12	65	57
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150	125
General Motors Corp., 7.70%, 4/15/16	25	15
General Motors Corp., 8.80%, 3/1/21	325	191
Tenneco, Inc., 8.625%, 11/15/14	200	177

Total		616

Banking (11.4%)
American Honda Finance Corp., 3.184%, 2/5/10, 144A	200	200
American International Group, Inc., 5.85%, 1/16/18	500	468
Bank of America Corp., 5.75%, 12/1/17	500	470
Bank of America Corp., 8.00%, 1/30/18	500	468
Bank of America Corp., 8.125%, 12/29/49	1,700	1,607
Barclays Bank PLC, 5.45%, 9/12/12	250	253
Barclays Bank PLC, 7.70%, 4/29/49 144A	700	713
Barclays Bank PLC NY, 2.826%, 8/10/09	200	199
Citigroup, Inc., 2.831%, 12/28/09	1,100	1,073
Citigroup, Inc., 8.40%, 4/30/18	700	665
Citigroup Capital XXI, 8.30%, 12/21/57	300	283
Citigroup Funding, Inc., 3.82%, 5/7/10	200	198
Credit Suisse/New York NY, 5.00%, 5/15/13	300	292
Deutsche Telekom International Finance BV, 2.981%, 3/23/09	200	199
HBOS PLC, 5.92%, 9/29/49 144A	660	470
HSBC Holdings PLC, 6.50%, 5/2/36	760	707
Rabobank Nederland NV, 3.119%, 5/19/10 144A	400	399

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Santander Perpetual SA Unipersonal, 6.671%, 10/24/17 144A	300	290
Wachovia Bank NA, 3.619%, 5/14/10	900	895
Wachovia Corp., 5.50%, 5/1/13	100	96
Wells Fargo & Co., 4.375%, 1/31/13	400	387
Wells Fargo & Co., 5.25%, 10/23/12	410	412

Total		10,744

Basic Materials (2.1%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	100	87
C8 Capital SPV, Ltd., 6.64%, 12/31/14	1,000	937
Chemtura Corp., 6.875%, 6/1/16	55	48
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400	376
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	100	91
Vale Overseas, Ltd., 8.25%, 1/17/34	325	352
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	75	73

Total		1,964

Cable/Media/Broadcasting/Satellite (1.9%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	125	118
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14 144A	125	118
CSC Holdings, Inc., 7.625%, 4/1/11	150	147
Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/2010	75	74
EchoStar DBS Corp., 7.125%, 2/1/16	325	300
Quebecor Media, Inc., 7.75%, 3/15/16	125	116
R.H. Donnelley Corp., 8.875%, 1/15/16	325	195
Viacom, Inc., 5.75%, 4/30/11	690	692

Total		1,760

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Consumer Products (0.2%)
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	100	66
Tesco PLC, 5.50%, 11/15/17 144A	150	146

Total		212

Electric Utilities (0.1%)
Sierra Pacific Power Co., 6.75%, 7/1/37	75	73

Total		73

Finance (2.1%)
Genworth Global Funding Trusts, 2.903%, 4/15/14	300	277
National Rural Utilities Cooperative Finance Corp., 3.576%, 7/1/10	900	899
Unicredito Italiano/New York NY, 3.071%, 5/15/09	800	799

Total		1,975

Food Processors (1.9%)
America Movil SAB de CV, 5.75%, 1/15/15	1,000	989
H.J. Heinz Co., 6.428%, 12/1/08 144A	660	666
New Albertson’s, Inc., 7.45%, 8/1/29	125	118

Total		1,773

Gaming/Lodging/Leisure (0.4%)
The Hertz Corp., 8.875%, 1/1/14	150	137
MGM MIRAGE, Inc., 7.50%, 6/1/16	200	165
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95	87

Total		389

Gas Pipelines (0.3%)
El Paso Corp., 7.00%, 6/15/17	325	318

Total		318

Health Care (1.1%)
Community Health Systems, Inc., 8.875%, 7/15/15	325	327
HCA, Inc., 9.25%, 11/15/16	550	567
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150	144

Total		1,038

Independent Finance (3.9%)
Countrywide Financial Corp., 2.868%, 1/5/09	1,000	981
Ford Motor Credit Co. LLC, 7.375%, 2/1/11	350	284
Ford Motor Credit Co. LLC, 8.026%, 6/15/11	100	81
General Electric Capital Corp., 5.45%, 1/15/13	650	664

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
General Electric Capital Corp., 5.875%, 1/14/38	100	91
General Motors Acceptance Corp. LLC, 4.882%, 12/1/14	650	419
General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	125	87
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	85	55
International Lease Finance Corp., 4.95%, 2/1/11	200	189
SLM Corp., 2.976%, 3/15/11	200	172
SLM Corp., 3.06%, 7/27/09	200	188
SLM Corp., 3.08%, 7/26/10	100	89
SLM Corp., 3.15%, 10/25/11	400	342

Total		3,642

Industrial — Other (0.4%)
Allied Waste North America, Inc., 7.25%, 3/15/15	100	100
ARAMARK Corp., 6.373%, 2/1/15	250	234

Total		334

Information/Data Technology (1.4%)
Oracle Corp., 5.00%, 1/15/11	1,300	1,325

Total		1,325

Life Insurance (0.8%)
Allstate Life Global Funding II, 3.328%, 5/21/10	200	199
Hartford Life Global Funding Trusts, 2.956%, 6/16/14	300	277
Metropolitan Life Global Funding I, 3.026%, 3/15/12 144A	300	295

Total		771

Machinery (1.9%)
Caterpillar Financial Services Corp., 3.559%, 6/24/11	900	899
John Deere Capital Corp., 3.536%, 6/10/11	900	899

Total		1,798

Medical (0.5%)
LVB Acquisition Merger, Inc., 10.00%, 10/15/17 144A	38	41
LVB Acquisition Merger, Inc., 10.375%, 10/15/17 144A	189	200
LVB Acquisition Merger, Inc., 11.625%, 10/15/17 144A	198	210

Total		451

Metals/Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	250	264

Total		264

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (6.9%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150	139
Chesapeake Energy Corp., 6.875%, 1/15/16	300	290
Citic Resources Finance, Ltd., 6.75%, 5/15/14 144A	200	187
GAZ Capital SA, 8.625%, 4/28/34	2,400	2,598
Marathon Oil Corp., 6.00%, 10/1/17	1,000	994
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,000	987
Pemex Project Funding Master Trust, 6.625%, 6/15/38 144A	100	102
SemGroup LP, 8.75%, 11/15/15 144A	500	485
TransCapitalInvest Ltd., for OJSC AK Transneft, 6.103%, 6/27/12 144A	200	200
Valero Energy Corp., 6.125%, 6/15/17	205	198
Valero Energy Corp., 6.875%, 4/15/12	50	52
Williams Companies, Inc., 7.625%, 7/15/19	125	131
XTO Energy, Inc., 7.50%, 4/15/12	100	107

Total		6,470

Security Brokers and Dealers (5.3%)
The Bear Stearns Companies, Inc., 2.839%, 5/18/10	100	98
The Bear Stearns Companies, Inc., 3.199%, 1/30/09	100	100
The Bear Stearns Companies, Inc., 6.40%, 10/2/17	325	321
The Goldman Sachs Group, Inc., 3.101%, 6/28/10	1,000	972
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200	194
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450	412
Lehman Brothers Holdings, Inc., 2.778%, 5/25/10	200	185
Lehman Brothers Holdings, Inc., 2.966%, 11/10/09	200	191
Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300	290
Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100	95
Merrill Lynch & Co., Inc., 6.875%, 4/25/18	800	761
Morgan Stanley, 4.778%, 5/14/10	100	100
Morgan Stanley, 5.75%, 8/31/12	100	99
Morgan Stanley, 5.95%, 12/28/17	200	182
Morgan Stanley, 6.00%, 4/28/15	500	478

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
UBS AG/Stamford Branch, 3.704%, 5/5/10	100	100
UBS AG/Stamford Branch, 5.75%, 4/25/18	300	286
UBS AG/Stamford Branch, 5.875%, 12/20/17	100	97

Total		4,961

Technology (0.7%)
Celestica, Inc., 7.875%, 7/1/11	150	150
First Data Corp., 9.875%, 9/24/15 144A	175	152
Freescale Semi Conductor, 6.651%, 12/15/14	250	197
Sungard Data Systems, Inc., 9.125%, 8/15/13	150	152

Total		651

Telecommunications (1.6%)
Citizens Communications Co., 7.125%, 3/15/19	125	112
Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100	40
Nortel Networks, Ltd., 10.125%, 7/15/13	275	269
Qwest Communications International, Inc., 7.50%, 2/15/14	150	143
Qwest Corp., 7.25%, 9/15/25	500	442
Qwest Corp., 8.875%, 3/15/12	75	77
Sprint Nextel Corp., 6.00%, 12/1/16	450	386

Total		1,469

Tobacco (0.1%)
Reynolds American, Inc., 6.75%, 6/15/17	50	50

Total		50

Transportation (0.1%)
BW Group, Ltd., 6.625%, 6/28/17 144A	130	135

Total		135

Utilities (2.8%)
The AES Corp., 8.00%, 10/15/17	100	98
Dominion Resources, Inc., 3.864%, 6/17/10	600	600
Dynegy Holdings, Inc., 7.50%, 6/1/15	325	300
Enel Finance International SA, 5.70%, 1/15/13 144A	100	101
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	425	429
Nalco Co., 7.75%, 11/15/11	20	20
Nalco Co., 8.875%, 11/15/13	20	21
Nevada Power Co., 6.75%, 7/1/37	50	49

Corporate Bonds (51.6%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NRG Energy, Inc., 7.375%, 1/15/17	430	406
Reliant Energy, Inc., 7.625%, 6/15/14	275	268
Reliant Energy, Inc., 7.875%, 6/15/17	125	122
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	150	151
Teco Finance, Inc., 6.75%, 5/1/15	100	101

Total		2,666

Yankee Sovereign (2.6%)
Colombia Government International Bond, 7.375%, 1/27/17	200	217
Russian Government International Bond, 7.50%, 3/31/30	1,970	2,210

Total		2,427

Total Corporate Bonds (Cost: $51,015,765)		48,377

Governments (0.2%)

Governments (0.2%)
Wells Fargo Capital XIII, 7.70%, 3/26/13	200	199

Total Governments (Cost: $200,000)		199

Structured Products (27.4%)

Structured Products (27.4%)
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.357%, 11/20/35	643	599
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 2.753%, 10/25/35	200	197
Federal National Mortgage Association, 6.50%, 8/1/37	430	443
Federal National Mortgage Association, 6.50%, 9/1/37	3,043	3,136
Federal National Mortgage Association TBA, 5.50%, 7/1/38	17,800	17,544
Federal National Mortgage Association TBA, 6.00%, 7/1/38	200	202
Federal National Mortgage Association, Series 2003-W6, Class F, 2.833%, 9/25/42	107	99
Federal National Mortgage Association, Series 2007-114, Class A6, 2.683%, 10/27/37	300	287

Structured Products (27.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Freddie Mac, Series 3346, Class FA, 2.701%, 2/15/19	842	825
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 2.593%, 3/25/36	134	133
Lehman XS Trust, Series 2006-8, Class 3A1A, 2.603%, 6/25/36	724	652
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 2.543%, 12/25/36	54	51
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.864%, 4/25/38	900	900
Nelnet Student Loan Trust, Series 2006-1, Class A2, 2.648%, 2/23/16	545	544
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 2.603%, 10/25/36 144A	136	128

Total Structured Products (Cost: $25,679,519)		25,740

Foreign Bonds (10.6%)

Cable/Media/Broadcasting/Satellite (0.1%)
UnityMedia Hessen GmBH & Co. KG, 7.723%, 4/15/13	75	112

Total		112

Finance (1.9%)
BCM Ireland Finance, Ltd., 9.856%, 8/15/16	150	211
General Electric Capital Corp., 4.625%, 9/15/66	980	1,293
(i)Punch Taverns Finance PLC, 6.468%, 4/15/33	200	321

Total		1,825

Yankee Sovereign (8.6%)
Federative Republic of Brazil, 12.50%, 1/5/22	3,250	1,972
South Africa Government Bond, 13.00%, 8/31/10	21,300	2,779
(n)Uruguay Government International Bond, 3.70%, 6/26/37	3,325	159
Uruguay Government International Bond, 6.875%, 1/19/16	2,000	3,140

Total		8,050

Total Foreign Bonds (Cost: $10,637,416)		9,987

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Money Market Investments (24.5%)	Shares/ $ Par	Value $ (000’s)

Commercial Bank Non-US (4.1%)
(k)Barclays US Funding LLC, 2.68%, 9/2/08	1,600	1,592
(b)UBS Finance Delaware LLC, 2.51%, 8/5/08	2,300	2,295

Total		3,887

Finance Services (7.4%)
Calyon North America, Inc., 2.49%, 7/8/08	3,400	3,398
Lloyds TSB Bank PLC, 2.47%, 8/4/08	3,500	3,492

Total		6,890

Money Market Investments (24.5%)	Shares/ $ Par	Value $ (000’s)

National Commercial Banks (10.5%)
Bank of Scotland PLC, 2.52%, 7/23/08	2,200	2,197
BNP Paribas Finance, Inc., 2.39%, 7/2/08	1,800	1,800
Den Norske Bank ASA, 2.60%, 7/10/08	3,400	3,397
Nordea North America, Inc., 2.62%, 7/9/08	2,400	2,399

Total		9,793

Security Brokers and Dealers (2.5%)
(b)Societe Generale North America, 2.86%, 8/6/08	2,400	2,393

Total		2,393

Money Market Investments (24.5%)	Value $ (000’s)

Total Money Market Investments (Cost: $22,963)	22,963

Total Investments (116.6%) (Cost $112,735)(a)	109,454

Other Assets, Less Liabilities (-16.6%)	(15,600)

Net Assets (100.0%)	93,854

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $6,313, representing 6.73% of the net assets.

GO — General Obligation

RB — Revenue bond

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

MBIA — Municipal Bond Insurance Association

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $112,735 and the net unrealized depreciation of investments based on that cost was $3,281 which is comprised of $480 aggregate gross unrealized appreciation and $3,761 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long)	4	9/08	$(1)
(Total Notional Value at June 30, 2008, $971)
90 Day Euro $ Commodity Future (Long)	288	12/09	$(327)
(Total Notional Value at June 30, 2008, $69,400)
90 Day Sterling (Long)	32	12/08	$(48)
(Total Notional Value at June 30, 2008, $7,619)
90 Day Sterling (Long)	11	3/09	$(15)
(Total Notional Value at June 30, 2008, $2,609)
Euro Bund Future (Long)	20	9/08	$(38)
(Total Notional Value at June 30, 2008, $3,474)
US Long Bond (CBT) Commodity (Short)	5	9/08	$2
(Total Notional Value at June 30, 2008, $580)

(h)	Forward foreign currency contract outstanding on June 30, 2008

Type		Principal Amount Covered By Contract (000’s)	Settlement Month	Unrealized Appreication (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BRL	1,611	7/08	$29	$—	$29
Buy	BRL	707	12/08	$7	$—	$7
Sell	BRL	1,611	7/08	$—	$(61)	$(61)
Sell	BRL	3,941	12/08	$—	$(184)	$(184)
Buy	CLP	19,826	7/08	$—	$(2)	$(2)
Buy	CLP	19,826	5/09	$—	$(5)	$(5)
Sell	CLP	19,826	7/08	$5	$—	$5
Sell	CLP	15,137	12/08	$1	$—	$1
Buy	CNY	6,045	7/08	$18	$—	$18
Buy	CNY	6,506	11/08	$11	$—	$11

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Type		Principal Amount Covered By Contract (000’s)	Settlement Month	Unrealized Appreication (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	CNY	6,045	7/08	$—		$(10)	$(10)
Sell	EUR	4,438	7/08	$—		$(71)	$(71)
Buy	GBP	753	6/08	$8		$—	$8
Sell	GBP	753	6/08	$—		$(37)	$(37)
Sell	GBP	753	8/08	$—		$(8)	$(8)
Buy	IDR	6,389,525	10/08	$6		$—	$6
Buy	KRW	119,758	8/08	$—		$(15)	$(15)
Sell	KRW	119,758	8/08	$6		$—	$6
Buy	MXN	11,021	7/08	$83		$—	$83
Buy	MXN	325	11/08	$—	(m)	$—	$— (m)
Sell	MXN	11,021	7/08	$—		$(66)	$(66)
Buy	MYR	3,401	8/08	$—		$(15)	$(15)
Buy	PHP	39,693	8/08	$—		$(98)	$(98)
Buy	PLN	1,298	7/08	$30		$—	$130
Buy	PLN	68	5/09	$1		$—	$1
Sell	PLN	1,298	7/08	$—		$(80)	$(80)
Sell	RON	1,478	1/09	$—		$(63)	$(63)
Buy	RUB	14,853	7/08	$36		$—	$36
Buy	RUB	16,186	11/08	$34		$—	$34
Buy	RUB	14,853	5/09	$14		$—	$14
Sell	RUB	14,853	7/08	$—		$(9)	$(9)
Buy	SGD	1,875	8/08	$7		$—	$47
Buy	SGD	164	11/08	$1		$—	$1
Buy	ZAR	17,050	7/08	$63		$—	$63
Sell	ZAR	17,050	7/08	$97		$—	$97
Sell	ZAR	25,221	12/08	$12		$(58)	$(46)

				$609		$(782)	$(173)

BRL — Brazilian Real

CLP — Chilean Peso

CNY — China Renminlbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

KRW — South Korean Won

MXN — Mexican New Peso

MYR — Malaysian Ringgit

PHP — Philippines Peso

PLN — Poland Zloty

RON — Romanian Leu Old

RUB — Russian Ruble

SGD — Singapore Dollar

ZAR — South African Rand

(i)	Written options outstanding on June 30, 2008

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — CBOT US Ten Year Treasury Note	$117.000	8/08	25	$(9)
Put — CBOT US Ten Year Treasury Note	$111.000	8/08	1	$— (m)
Put — CBOT US Ten Year Treasury Note	$113.000	8/08	24	$(21)

(Premiums Received $51)				$(30)

CBOT — Chicago Board of Trade

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on June 30, 2008

Interest Rate Swaps

CounterParty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
JP Morgan Chase	6 Month GBP-LIBOR	Pay	4.75%	9/10	GBP	2,700	$(149)
Morgan Stanley Dean Witter & Co.	3 Month USD-LIBOR	Receive	5.00%	12/23	USD	2,800	$(14)
Morgan Stanley Dean Witter & Co.	3 Month USD-LIBOR	Receive	5.00%	12/38	USD	2,700	$(40)
Morgan Stanley Dean Witter & Co.	3 Month USD-LIBOR	Pay	5.00%	12/18	USD	2,200	$7
Morgan Stanley Dean Witter & Co.	28 Day Mexico Interbank TIIE Banxico	Pay	8.17%	11/16	MXN	2,800	$(22)

							$(218)

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
JP Morgan Chase	CDX Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	11,000	$(58)
Morgan Stanley Dean Witter & Co.	CDX Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	10,000	$(18)
Morgan Stanley Dean Witter & Co.	CDX North America High Yield Index, Series 9	Sell	3.75%	12/12	USD	4,950	$(217)
Morgan Stanley Dean Witter & Co.	CDX North America Investment Grade Index, Series 10	Buy	(1.55)%	6/13	USD	3,100	$11
Morgan Stanley Dean Witter & Co.	CDX North America Investment Grade Index, Series 10	Sell	1.55%	6/13	USD	4,000	$(44)
Morgan Stanley Dean Witter & Co.	Philippine Government International Bond	Sell	2.00%	9/17	USD	100	$(4)
							$(330)

							$(548)

(k)	Securities with an aggregate market value of $1,592 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

(m)	Amount is less than one thousand.

(n)	At June 30, 2008 portfolio securities with a aggregate market value of $159 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

(o)	Short sales outstanding on June 30, 2008

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.50%	7/1/38	$4,000	$4,112	$4,118

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Balanced Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$947.80	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Municipal Bonds (0.1%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.1%)
Indiana Finance Authority Environmental Facilities, Series 2006A, 4.47%, 9/1/41 RB, AMBAC	3,160,000	3,160

Total Municipal Bonds (Cost: $3,160)		3,160

Domestic Common Stocks and Warrants (35.0%)

Large Cap Common Stocks (23.6%)

Consumer Discretionary (2.1%)
Abercrombie & Fitch Co. — Class A	84,500	5,296
Comcast Corp. — Class A	163,900	3,109
International Game Technology	170,800	4,267
J.C. Penney Co., Inc.	91,900	3,335
Johnson Controls, Inc.	191,400	5,489
*Kohl’s Corp.	129,800	5,197
Lowe’s Companies, Inc.	138,600	2,876
The McGraw-Hill Companies, Inc.	106,600	4,277
*MGM MIRAGE	62,123	2,105
News Corp. — Class A	206,100	3,100
NIKE, Inc. — Class B	115,800	6,902
Omnicom Group, Inc.	140,200	6,292
Target Corp.	78,700	3,659

Total		55,904

Consumer Staples (2.6%)
Avon Products, Inc.	221,300	7,971
The Coca-Cola Co.	138,200	7,184
CVS Caremark Corp.	250,500	9,912
*Hansen Natural Corp.	199,200	5,741
The Kroger Co.	90,200	2,604
PepsiCo, Inc.	151,400	9,628
Philip Morris International, Inc.	165,200	8,159
The Procter & Gamble Co.	114,000	6,932
Wal-Mart Stores, Inc.	162,100	9,110

Total		67,241

Energy (2.7%)
*Cameron International Corp.	60,100	3,327
Diamond Offshore Drilling, Inc.	32,300	4,494
Exxon Mobil Corp.	102,700	9,051
Halliburton Co.	91,000	4,829
Hess Corp.	37,400	4,720
*National-Oilwell Varco, Inc.	122,400	10,858
Occidental Petroleum Corp.	24,300	2,184

Large Cap Common Stocks (23.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Schlumberger, Ltd.	116,800	12,547
*Southwestern Energy Co.	138,800	6,608
*Transocean, Inc.	27,700	4,221
Valero Energy Corp.	39,000	1,606
XTO Energy, Inc.	111,775	7,658

Total		72,103

Financials (1.1%)
American Express Co.	61,000	2,298
CME Group, Inc.	11,900	4,560
The Goldman Sachs Group, Inc.	32,600	5,702
Nymex Holdings, Inc.	19,800	1,673
Prudential Financial, Inc.	45,200	2,700
State Street Corp.	96,000	6,144
T. Rowe Price Group, Inc.	64,600	3,648
Visa, Inc. — Class A	34,200	2,781

Total		29,506

Health Care (3.8%)
Abbott Laboratories	173,200	9,174
Allergan, Inc.	109,000	5,673
Baxter International, Inc.	151,500	9,687
*Celgene Corp.	91,900	5,870
*Genentech, Inc.	40,100	3,044
*Genzyme Corp.	58,300	4,199
*Gilead Sciences, Inc.	271,600	14,382
*Hospira, Inc.	173,100	6,943
Johnson & Johnson	77,900	5,012
*Medco Health Solutions, Inc.	185,700	8,765
Merck & Co., Inc.	197,400	7,440
*St. Jude Medical, Inc.	94,300	3,855
Teva Pharmaceutical Industries, Ltd., ADR	142,400	6,521
*Thermo Fisher Scientific, Inc.	144,900	8,075
UnitedHealth Group, Inc.	119,300	3,132

Total		101,772

Industrials (2.4%)
The Boeing Co.	48,542	3,190
Danaher Corp.	126,900	9,810
Deere & Co.	35,000	2,525
Eaton Corp.	35,000	2,974
*Foster Wheeler, Ltd.	91,800	6,715
General Electric Co.	81,100	2,165
Honeywell International, Inc.	126,900	6,381
Norfolk Southern Corp.	108,900	6,825
*Spirit AeroSystems Holdings, Inc. — Class A	188,500	3,615
Textron, Inc.	118,800	5,694
Union Pacific Corp.	43,400	3,277
United Technologies Corp.	158,600	9,786

Total		62,957

Large Cap Common Stocks (23.6%)	Shares/ $ Par	Value $ (000’s)

Information Technology (7.0%)
Accenture, Ltd. — Class A	191,100	7,782
*Adobe Systems, Inc.	108,100	4,258
*Apple, Inc.	82,600	13,830
Applied Materials, Inc.	108,300	2,067
*Broadcom Corp. — Class A	240,900	6,574
*Cisco Systems, Inc.	542,900	12,627
Corning, Inc.	364,800	8,409
*eBay, Inc.	161,600	4,417
*Electronic Arts, Inc.	92,700	4,119
*EMC Corp.	192,000	2,820
*First Solar, Inc.	16,700	4,556
*Google, Inc. — Class A	31,700	16,687
Hewlett-Packard Co.	266,500	11,782
Intel Corp.	491,500	10,557
International Business Machines Corp.	104,500	12,386
Intersil Corp. — Class A	61,000	1,484
KLA-Tencor Corp.	40,800	1,661
MasterCard, Inc.	5,600	1,487
*MEMC Electronic Materials, Inc.	111,900	6,886
Microsoft Corp.	806,100	22,175
*Oracle Corp.	377,800	7,934
QUALCOMM, Inc.	177,700	7,885
*Research In Motion, Ltd.	44,000	5,144
Texas Instruments, Inc.	53,800	1,515
*Varian Semiconductor Equipment Associates, Inc.	58,000	2,020
*Yahoo!, Inc.	111,700	2,308

Total		183,370

Materials (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	50,000	5,860
Monsanto Co.	134,100	16,957
Praxair, Inc.	86,100	8,114

Total		30,931

Telecommunication Services (0.4%)
*American Tower Corp. — Class A	146,500	6,190
*NII Holdings, Inc.	80,300	3,813

Total		10,003

Utilities (0.3%)
Exelon Corp.	77,500	6,971

Total		6,971

Total Large Cap Common Stocks		620,758

Mid Cap Common Stocks (9.5%)

Consumer Discretionary (1.1%)
*Collective Brands, Inc.	173,300	2,015
DeVry, Inc.	86,700	4,649
*Dollar Tree, Inc.	123,800	4,047

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Mid Cap Common Stocks (9.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Focus Media Holding, Ltd., ADR	123,900	3,434
*GameStop Corp. — Class A	144,400	5,834
International Game Technology	105,600	2,638
*Jack in the Box, Inc.	106,500	2,387
*Kohl’s Corp.	54,700	2,190
*O’Reilly Automotive, Inc.	55,600	1,243
*Saks, Inc.	100,700	1,106
*Urban Outfitters, Inc.	103,100	3,216

Total		32,759

Consumer Staples (0.2%)
*Bare Escentuals, Inc.	139,100	2,605
Longs Drug Stores Corp.	55,700	2,346

Total		4,951

Energy (1.4%)
*Cameron International Corp.	110,000	6,089
Diamond Offshore Drilling, Inc.	31,400	4,369
*Nabors Industries, Ltd.	75,200	3,702
*National-Oilwell Varco, Inc.	57,800	5,128
Range Resources Corp.	64,800	4,247
*SandRidge Energy, Inc.	74,300	4,798
Smith International, Inc.	53,100	4,415
*Southwestern Energy Co.	99,200	4,723

Total		37,471

Financials (0.8%)
Assured Guaranty, Ltd.	154,200	2,774
*IntercontinentalExchange, Inc.	15,100	1,721
*Investment Technology Group, Inc.	118,700	3,972
MBIA, Inc.	89,400	392
Northern Trust Corp.	38,200	2,619
Nymex Holdings, Inc.	16,900	1,428
Raymond James Financial, Inc.	78,104	2,061
SEI Investments Co.	69,900	1,644
Synovus Financial Corp.	175,300	1,530
T. Rowe Price Group, Inc.	53,900	3,044

Total		21,185

Health Care (1.3%)
*Celgene Corp.	54,900	3,506
*Charles River Laboratories International, Inc.	64,600	4,129
*DaVita, Inc.	136,300	7,242
*Express Scripts, Inc.	89,500	5,613
*Immucor, Inc.	155,524	4,025
*Intuitive Surgical, Inc.	11,200	3,017
Mentor Corp.	41,300	1,149
*Psychiatric Solutions, Inc.	167,200	6,327

Total		35,008

Industrials (1.6%)
C.H. Robinson Worldwide, Inc.	84,300	4,623

Mid Cap Common Stocks (9.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
*Corrections Corp. of America	180,700	4,964
Expeditors International of Washington, Inc.	61,100	2,627
*Foster Wheeler, Ltd.	31,800	2,326
Harsco Corp.	69,700	3,792
J.B. Hunt Transport Services, Inc.	89,700	2,985
Knight Transportation, Inc.	204,100	3,735
L-3 Communications Holdings, Inc.	19,500	1,772
The Manitowoc Co., Inc.	46,700	1,519
*Monster Worldwide, Inc.	60,100	1,239
MSC Industrial Direct Co., Inc. — Class A	64,000	2,823
Ritchie Bros. Auctioneers, Inc.	110,400	2,995
*Spirit AeroSystems Holdings, Inc. — Class A	119,900	2,300
*Stericycle, Inc.	60,000	3,102

Total		40,802

Information Technology (2.5%)
*Activision, Inc.	189,300	6,449
*Alliance Data Systems Corp.	69,600	3,936
Amphenol Corp. — Class A	160,900	7,221
*Citrix Systems, Inc.	57,900	1,703
*Cognizant Technology Solutions Corp. — Class A	84,200	2,737
FactSet Research Systems, Inc.	85,300	4,808
*Foundry Networks, Inc.	200,900	2,375
Global Payments, Inc.	117,600	5,480
Intersil Corp. — Class A	123,700	3,008
KLA-Tencor Corp.	67,500	2,748
*McAfee, Inc.	74,000	2,518
*Mettler-Toledo International, Inc.	39,200	3,719
Microchip Technology, Inc.	114,700	3,503
*NeuStar, Inc. — Class A	101,200	2,182
*NVIDIA Corp.	125,700	2,353
*ValueClick, Inc.	283,100	4,289
*Varian Semiconductor Equipment Associates, Inc.	79,500	2,768
*VeriFone Holdings, Inc.	141,100	1,686

Total		63,483

Materials (0.4%)
*Owens-Illinois, Inc.	110,900	4,623
Praxair, Inc.	39,700	3,741
Titanium Metals Corp.	76,300	1,067

Total		9,431

Other Holdings (0.1%)
SPDR Metals & Mining	36,300	3,432

Total		3,432

Mid Cap Common Stocks (9.5%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.1%)
Equitable Resources, Inc.	52,400	3,619

Total		3,619

Total Mid Cap Common Stocks		252,141

Small Cap Common Stocks (1.9%)

Consumer Discretionary (0.2%)
*American Public Education, Inc.	19,500	761
*Capella Education Co.	11,900	710
*Dick’s Sporting Goods, Inc.	14,200	252
*Dolan Media Co.	20,100	366
*Dollar Tree, Inc.	18,400	601
*Life Time Fitness, Inc.	3,700	109
*LKQ Corp.	15,300	276
*New Oriental Education & Technology Group, Inc., ADR	4,000	234
*Priceline.com, Inc.	1,600	185
*Red Robin Gourmet Burgers, Inc.	8,100	225
*Ulta Salon, Cosmetics & Fragrance, Inc.	12,600	142
*The Warnaco Group, Inc.	12,200	538
*WMS Industries, Inc.	17,600	524

Total		4,923

Consumer Staples (0.1%)
Alberto-Culver Co.	21,800	573
*Central European Distribution Corp.	14,700	1,090

Total		1,663

Energy (0.3%)
*Alpha Natural Resources, Inc.	1,600	167
*Arena Resources, Inc.	20,300	1,072
*Carrizo Oil & Gas, Inc.	11,200	763
*Contango Oil & Gas Co.	4,900	455
*Core Laboratories NV	3,300	470
*EXCO Resources, Inc.	8,800	325
*ION Geophysical Corp.	24,600	429
*Oceaneering International, Inc.	10,000	771
*Petrohawk Energy Corp.	5,100	236
*Petroleum Development Corp.	10,600	705
*T-3 Energy Services, Inc.	11,986	953
*TETRA Technologies, Inc.	18,900	448
*W-H Energy Services, Inc.	1,888	181

Total		6,975

Financials (0.1%)
Boston Private Financial Holdings, Inc.	27,100	154
Digital Realty Trust, Inc.	13,200	540
*Encore Bancshares, Inc.	10,881	170
*FCStone Group, Inc.	11,600	324
*Global Cash Access Holdings, Inc.	47,200	324

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Small Cap Common Stocks (1.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
*Investment Technology Group, Inc.	14,300	478
*KBW, Inc.	24,200	498
MFA Mortgage Investments, Inc.	45,000	293

Total		2,781

Health Care (0.3%)
*BioMarin Pharmaceutical, Inc.	23,300	675
*Cepheid, Inc.	22,300	627
*Genoptix, Inc.	22,555	712
*Hologic, Inc.	6,024	131
*ICON PLC, ADR	10,500	793
*Illumina, Inc.	5,100	444
*Masimo Corp.	30,067	1,033
Meridian Bioscience, Inc.	21,950	591
*NuVasive, Inc.	18,700	835
*Phase Forward, Inc.	44,114	793
*The Providence Service Corp.	9,000	190
*Psychiatric Solutions, Inc.	9,700	367
*Third Wave Technologies, Inc.	29,700	331
*Thoratec Corp.	23,938	416
*TranS1, Inc.	14,380	217
*United Therapeutics Corp.	1,000	98

Total		8,253

Industrials (0.3%)
*Aerovironment, Inc.	17,500	476
*Astronics Corp.	15,215	212
*Axsys Technologies, Inc.	12,898	671
Bucyrus International, Inc.	15,800	1,154
*Cornell Companies, Inc.	17,100	412
*Corrections Corp. of America	20,100	552
*Hill International, Inc.	18,700	307
*Hub Group, Inc. — Class A	14,800	505
Kaydon Corp.	10,900	560

Small Cap Common Stocks (1.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Knight Transportation, Inc.	18,800	344
*Polypore International, Inc.	16,400	415
*Team, Inc.	20,656	709
*Titan Machinery, Inc.	20,800	651
*TransDigm Group, Inc.	12,300	413
Valmont Industries, Inc.	4,000	417
*VistaPrint, Ltd.	22,900	613
Walter Industries, Inc.	1,500	163

Total		8,574

Information Technology (0.6%)
*Advanced Energy Industries, Inc.	53,878	738
*Atheros Communications, Inc.	16,700	501
*Bankrate, Inc.	6,919	270
*Blackboard, Inc.	18,000	688
*Cogo Group, Inc.	51,000	465
*comScore, Inc.	29,123	635
*Concur Technologies, Inc.	17,700	588
*DealerTrack Holdings, Inc.	9,062	128
*Diodes, Inc.	24,300	672
*F5 Networks, Inc.	17,300	492
*FLIR Systems, Inc.	5,700	231
*IHS, Inc. — Class A	10,200	710
*Mellanox Technologies, Ltd.	44,400	601
*Netlogic Microsystems, Inc.	14,000	465
*NeuStar, Inc. — Class A	17,100	369
*Omniture, Inc.	17,600	327
*Rubicon Technology, Inc.	16,465	335
*Sohu.com, Inc.	3,900	275
*SonicWALL, Inc.	44,378	286
*Switch & Data Facilities Co., Inc.	27,300	464
*Synchronoss Technologies, Inc.	5,500	50
*Taleo Corp. — Class A	22,100	433
*Tessera Technologies, Inc.	6,900	113

Small Cap Common Stocks (1.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*TriQuint Semiconductor, Inc.	39,800	241
*The Ultimate Software Group, Inc.	23,900	852
*ValueClick, Inc.	19,270	292
*VanceInfo Technologies, Inc., ADR	48,570	409
*Vocus, Inc.	14,200	457

Total		12,087

Materials (0.0%)
Airgas, Inc.	12,200	712
Silgan Holdings, Inc.	9,900	502

Total		1,214

Other Holdings (0.0%)
Financial Select Sector SPDR Fund	5,308	108
SPDR Metals & Mining	9,500	899

Total		1,007

Telecommunication Services (0.0%)
*Centennial Communications Corp.	82,500	577
*Glu Mobile, Inc.	31,426	152
*PAETEC Holding Corp.	40,800	259

Total		988

Utilities (0.0%)
ITC Holdings Corp.	15,800	808

Total		808

Total Small Cap Common Stocks		49,273

Total Domestic Common Stocks and Warrants (Cost: $831,655)		922,172

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.4%)
Adidas AG	Germany	36,450	2,295
Aisin Seiki Co., Ltd.	Japan	4,000	131
Bridgestone Corp.	Japan	7,000	107
*Central European Media Enterprises, Ltd. — Class A	Czech Republic	6,760	612
Compagnie Financiere Richemont SA	Switzerland	21,120	1,166
Compass Group PLC	United Kingdom	190,930	1,434
Denso Corp.	Japan	4,200	144
Dentsu, Inc.	Japan	37	79
*Focus Media Holding, Ltd., ADR	China	31,900	884
Grupo Televisa SA, ADR	Mexico	21,000	496
Honda Motor Co., Ltd.	Japan	11,700	398
Makita Corp.	Japan	3,000	122
Matsushita Electric Industrial Co., Ltd.	Japan	15,000	322
*Mitsubishi Motors Corp.	Japan	75,000	136
Nikon Corp.	Japan	4,000	116

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Nissan Motor Co., Ltd.	Japan	17,300	142
Rational AG	Germany	4,418	891
Sekisui House, Ltd.	Japan	12,000	112
Sharp Corp.	Japan	8,000	131
Sony Corp.	Japan	8,300	357
Suzuki Motor Corp.	Japan	4,500	106
Toyota Industries Corp.	Japan	3,900	124
Toyota Motor Corp.	Japan	20,200	950
Yamada Denki Co., Ltd.	Japan	1,760	125

Total			11,380

Consumer Staples (0.9%)
Aeon Co., Ltd.	Japan	9,700	119
Asahi Breweries, Ltd.	Japan	7,100	133
Cadbury PLC	United Kingdom	91,630	1,150
Carrefour SA	France	10,390	586
Coca-Cola Hellenic Bottling Co. SA	Greece	48,155	1,307
Imperial Tobacco Group PLC	United Kingdom	26,062	970

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
IOI Corp. Bhd	Malaysia	738,800	1,687
Japan Tobacco, Inc.	Japan	36	153
Kao Corp.	Japan	6,000	157
Kerry Group PLC — Class A	Ireland	49,630	1,469
Kirin Holdings Co., Ltd.	Japan	8,000	125
KT&G Corp.	South Korea	9,435	812
Nestle SA	Switzerland	86,400	3,894
Pernod-Ricard SA	France	8,539	876
Reckitt Benckiser Group PLC	United Kingdom	53,900	2,728
Seven & I Holdings Co., Ltd.	Japan	7,400	212
Shiseido Co., Ltd.	Japan	5,000	115
Shoppers Drug Mart Corp.	Canada	32,400	1,776
Unilever NV	Netherlands	62,645	1,777
Woolworths, Ltd.	Australia	105,616	2,472

Total			22,518

Energy (1.3%)
*Artumas Group, Inc.	Norway	96,100	479
BP PLC	United Kingdom	448,420	5,202
CNOOC, Ltd.	Hong Kong	1,078,000	1,870
Eni SPA	Italy	93,000	3,463
INPEX Holdings, Inc.	Japan	8	101
Nexen, Inc.	Canada	99,300	3,960
Nippon Mining Holdings, Inc.	Japan	13,000	82
Nippon Oil Corp.	Japan	19,000	128
Oil Search, Ltd.	Australia	100,100	653
Petroleo Brasileiro SA, ADR	Brazil	68,200	4,831
Reliance Industries, Ltd.	India	47,782	2,328
Saipem SPA	Italy	114,210	5,349
Seadrill, Ltd.	Norway	81,200	2,481
Suncor Energy, Inc.	Canada	54,960	3,191

Total			34,118

Financials (1.6%)
Anglo Irish Bank Corp. PLC	Ireland	114,250	1,078
Banco Espirito Santo SA	Portugal	135,115	2,098
Banco Santander SA	Spain	156,005	2,847
The Bank of Yokohama, Ltd.	Japan	30,000	207
Barclays PLC, ADR	United Kingdom	17,800	412
BNP Paribas	France	14,630	1,311
Cathay Financial Holding Co., Ltd.	Taiwan	1,003,000	2,165
Chuo Mitsui Trust Holdings, Inc.	Japan	20,000	119
Daiwa House Industry Co., Ltd.	Japan	11,000	103
Daiwa Securities Group, Inc.	Japan	13,000	119
Erste Bank der Oesterreichischen Sparkassen AG	Austria	8,000	495
Hang Seng Bank, Ltd.	Hong Kong	70,700	1,490
HBOS PLC	United Kingdom	45,085	247
*HBOS PLC — Rights	United Kingdom	18,034	4
Housing Development Finance Corp., Ltd.	India	42,149	1,925
HSBC Holdings PLC, ADR	United Kingdom	31,300	2,401
Industrial and Commercial Bank of China, Ltd. — Class H	China	2,004,000	1,367
Intesa Sanpaolo SPA	Italy	208,150	1,184
Julius Baer Holding AG	Switzerland	46,545	3,116
Manulife Financial Corp.	Canada	96,480	3,350

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Mitsubishi Estate Co., Ltd.	Japan	10,000	228
Mitsubishi UFJ Financial Group, Inc.	Japan	68,100	599
Mitsui Fudosan Co., Ltd.	Japan	8,000	171
*Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	4,100	141
Mizuho Financial Group, Inc.	Japan	85	394
NIPPONKOA Insurance Co., Ltd.	Japan	16,000	139
Nomura Holdings, Inc.	Japan	14,800	219
ORIX Corp.	Japan	1,040	150
Piraeus Bank SA	Greece	73,472	1,996
Prudential PLC	United Kingdom	117,945	1,249
Resona Holdings, Inc.	Japan	66	101
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	6,589	1,374
Sompo Japan Insurance, Inc.	Japan	9,000	84
Standard Chartered PLC	United Kingdom	43,930	1,242
Sumitomo Mitsui Financial Group, Inc.	Japan	60	450
Sumitomo Realty & Development Co., Ltd.	Japan	5,000	99
The Sumitomo Trust and Banking Co., Ltd.	Japan	21,000	146
Sun Hung Kai Properties, Ltd.	Hong Kong	25,000	338
T&D Holdings, Inc.	Japan	1,750	108
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	79,629	679
Tokio Marine Holdings, Inc.	Japan	4,100	160
The Toronto-Dominion Bank	Canada	29,400	1,852
*UBS AG	Switzerland	27,770	574
UniCredit SPA	Italy	335,670	2,045
Zurich Financial Services AG	Switzerland	6,119	1,562

Total			42,138

Health Care (0.8%)
Astellas Pharma, Inc.	Japan	4,400	187
CSL, Ltd.	Australia	105,560	3,618
Daiichi Sankyo Co., Ltd.	Japan	6,800	187
Eisai Co., Ltd.	Japan	3,800	134
*Elan Corp. PLC, ADR	Ireland	8,110	288
Fresenius Medical Care AG & Co. KGaA	Germany	24,280	1,337
Getinge AB — Class B	Sweden	108,587	2,651
Lonza Group AG	Switzerland	9,875	1,363
Novartis AG	Switzerland	45,075	2,472
Roche Holding AG	Switzerland	24,380	4,375
Stada Arzneimittel AG	Germany	14,995	1,074
Takeda Pharmaceutical Co., Ltd.	Japan	6,100	309
Terumo Corp.	Japan	2,300	117
Teva Pharmaceutical Industries, Ltd., ADR	Israel	61,695	2,838

Total			20,950

Industrials (1.3%)
*ABB, Ltd., ADR	Switzerland	114,675	3,248
Alstom SA	France	13,435	3,080
Asahi Glass Co., Ltd.	Japan	12,000	145
BAE Systems PLC	United Kingdom	169,660	1,493
Bharat Heavy Electricals, Ltd.	India	17,056	551
Central Japan Railway Co.	Japan	29	319

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Chemring Group PLC	United Kingdom	13,965	658
Dai Nippon Printing Co., Ltd.	Japan	8,000	118
Daikin Industries, Ltd.	Japan	2,800	141
Deutsche Post AG	Germany	16,075	419
East Japan Railway Co.	Japan	34	277
Fanuc, Ltd.	Japan	1,600	156
Far Eastern Textile Co., Ltd.	Taiwan	2,035,000	2,643
FLSmidth & Co. A/S	Denmark	28,201	3,091
Itochu Corp.	Japan	14,000	149
Jaiprakash Associates, Ltd.	India	119,818	401
Komatsu, Ltd.	Japan	7,200	200
Kubota Corp.	Japan	14,000	100
Kuehne + Nagel International AG	Switzerland	13,045	1,234
Leighton Holdings, Ltd.	Australia	28,225	1,360
LG Corp.	South Korea	11,223	727
Marubeni Corp.	Japan	21,000	175
Mitsubishi Corp.	Japan	136,700	4,499
Mitsubishi Electric Corp.	Japan	18,000	195
Mitsubishi Heavy Industries, Ltd.	Japan	34,000	163
Mitsui & Co., Ltd.	Japan	13,000	287
Mitsui OSK Lines, Ltd.	Japan	12,000	172
*Morphic Technologies AB	Sweden	242,200	381
Nippon Yusen Kabushiki Kaisha	Japan	13,000	125
*Q-Cells AG	Germany	5,450	552
*Renewable Energy Corp. AS	Norway	24,000	619
Secom Co., Ltd.	Japan	3,200	156
Sumitomo Corp.	Japan	11,900	156
Sumitomo Electric Industries, Ltd.	Japan	9,500	121
Vallourec SA	France	3,880	1,355
*Vestas Wind Systems A/S	Denmark	28,800	3,758
West Japan Railway Co.	Japan	40	196

Total			33,420

Information Technology (0.7%)
*Autonomy Corp. PLC	United Kingdom	115,910	2,085
Canon, Inc.	Japan	9,300	477
EVS Broadcast Equipment SA	Belgium	15,105	1,348
FUJIFILM Holdings Corp.	Japan	4,600	158
Fujitsu, Ltd.	Japan	23,000	170
*Gresham Computing PLC	United Kingdom	203,462	230
Hitachi, Ltd.	Japan	28,000	201
Hoya Corp.	Japan	5,400	125
Ibiden Co., Ltd.	Japan	2,400	87
Keyence Corp.	Japan	600	143
Kontron AG	Germany	74,470	1,018
Kyocera Corp.	Japan	1,400	131
Murata Manufacturing Co., Ltd.	Japan	2,500	119
NEC Corp.	Japan	27,000	142
Nidec Corp.	Japan	1,300	86
Nintendo Co., Ltd.	Japan	900	507
Nippon Electric Glass Co., Ltd.	Japan	187,000	3,241
Ricoh Co., Ltd.	Japan	8,000	145
Samsung Electronics Co., Ltd.	South Korea	1,460	874
TDK Corp.	Japan	1,400	84

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*Temenos Group AG	Switzerland	120,740	3,722
Tokyo Electron, Ltd.	Japan	1,700	98
Toshiba Corp.	Japan	25,000	184
United Internet AG	Germany	119,140	2,345

Total			17,720

Materials (1.5%)
Anglo American PLC	United Kingdom	43,769	3,100
ArcelorMittal	Netherlands	20,880	2,061
Asahi Kasei Corp.	Japan	23,000	121
BHP Billiton, Ltd.	Australia	112,885	4,808
Companhia Vale do Rio Doce, ADR	Brazil	99,750	3,573
*Eurasian Natural Resources Corp.	United Kingdom	14,165	375
Goldcorp, Inc.	Canada	33,165	1,531
Huabao International Holdings, Ltd.	Hong Kong	960,000	909
Impala Platinum Holdings, Ltd.	South Africa	32,708	1,288
*Intex Resources ASA	Norway	404,600	475
JFE Holdings, Inc.	Japan	4,100	206
K+S AG	Germany	12,630	7,246
Kobe Steel, Ltd.	Japan	32,000	91
Nippon Steel Corp.	Japan	44,000	238
Nitto Denko Corp.	Japan	3,200	123
Potash Corp. of Saskatchewan, Inc.	Canada	27,080	6,190
Shin-Etsu Chemical Co., Ltd.	Japan	3,100	191
Sumitomo Chemical Co., Ltd.	Japan	18,000	113
Sumitomo Metal Industries, Ltd.	Japan	33,000	145
Sumitomo Metal Mining Co., Ltd.	Japan	6,000	91
Syngenta AG	Switzerland	11,975	3,875
Toray Industries, Inc.	Japan	22,000	118
Yara International ASA	Norway	33,950	2,995

Total			39,863

Other Holdings (0.5%)
iShares MSCI EAFE Index Fund	United States	30,900	2,123
iShares MSCI Emerging Markets Index	United States	2,875	390
iShares MSCI Japan Index Fund	Japan	582,365	7,268
iShares MSCI Singapore Index Fund	Singapore	202,695	2,509

Total			12,290

Telecommunications (0.3%)
China Mobile, Ltd.	Hong Kong	80,500	1,077
Chunghwa Telecom Co., Ltd.	Taiwan	369,000	953
KDDI Corp.	Japan	33	204
Nippon Telegraph and Telephone Corp.	Japan	37	180
NTT DoCoMo, Inc.	Japan	145	213
SOFTBANK Corp.	Japan	8,900	150
Telefonica SA	Spain	91,738	2,425
Vodafone Group PLC	United Kingdom	1,093,375	3,222

Total			8,424

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (0.5%)
CEZ	Czech Republic	20,650	1,832
Chubu Electric Power Co., Inc.	Japan	5,900	144
E.ON AG	Germany	20,030	4,033
*EDP Renovaveis SA	Portugal	3,954	46
Fortum OYJ	Finland	31,175	1,579
The Kansai Electric Power Co.	Japan	6,200	145
Kyushu Electric Power Co., Inc.	Japan	8,700	182
National Grid PLC	United Kingdom	38,755	508
Osaka Gas Co., Ltd.	Japan	31,000	114

Foreign Common Stocks (9.8%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities continued
*PT Perusahaan Gas Negara	Indonesia	667,500	943
Suez SA	France	46,435	3,153
Tohoku Electric Power Co., Inc.	Japan	9,500	207
The Tokyo Electric Power Co., Inc.	Japan	8,400	216
Tokyo Gas Co., Ltd.	Japan	31,000	125

Total			13,227

Total Foreign Common Stocks (Cost: $250,899)			256,048

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	180,000	173
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,372
General Dynamics Corp., 4.25%, 5/15/13	765,000	757
L-3 Communications Corp., 6.375%, 10/15/15	4,235,000	3,959
Lockheed Martin Corp., 6.15%, 9/1/36	1,720,000	1,702
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,700

Total		14,663

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 5.75%, 5/18/09	2,590,000	2,624
Daimler Finance North America LLC, 8.50%, 1/18/31	315,000	364

Total		2,988

Banking (1.5%)
Bank of America Corp., 5.42%, 3/15/17	515,000	471
Bank of America Corp., 8.00%, 1/30/18	550,000	515
The Bank of New York Mellon Corp., 4.95%, 11/1/12	930,000	927
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,407
Barclays Bank PLC, 7.70%, 4/29/49 144A	480,000	489
BNP Paribas, 7.195%, 6/29/49 144A	300,000	271
Citigroup, Inc., 5.125%, 5/5/14	1,985,000	1,896
Citigroup, Inc., 6.125%, 5/15/18	2,095,000	2,005
Citigroup, Inc., 8.40%, 4/30/18	265,000	252
Citigroup Capital XXI, 8.30%, 12/21/57	245,000	231

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Credit Agricole SA/London, 6.637%, 5/31/17 144A	310,000	258
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	105,000	88
Credit Suisse/New York NY, 5.00%, 5/15/13	2,345,000	2,282
Credit Suisse/New York NY, 6.00%, 2/15/18	90,000	87
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	1,080,000	910
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	344
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,371
HSBC Holdings PLC, 6.80%, 6/1/38	390,000	367
JPMorgan Chase & Co., 7.90%, 4/30/18	1,050,000	985
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,422
Mellon Bank NA, 5.45%, 4/1/16	1,390,000	1,359
The Northern Trust Corp., 5.30%, 8/29/11	795,000	814
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,310,000	2,305
PNC Funding Corp., 5.625%, 2/1/17	650,000	606
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,712
U.S. Bank National Association, 4.80%, 4/15/15	2,680,000	2,584
UnionBanCal Corp., 5.25%, 12/16/13	810,000	763
Washington Mutual Bank/Henderson NV, 5.95%, 5/20/13	1,690,000	1,403
Wachovia Bank NA, 6.60%, 1/15/38	685,000	597
Wachovia Bank NA, 5.60%, 3/15/16	250,000	232
Wachovia Corp., 5.35%, 3/15/11	2,080,000	2,035

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wachovia Corp., 7.98%, 3/15/18	225,000	234
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	1,824

Total		40,046

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	255,000	221
Bottling Group LLC, 4.625%, 11/15/12	535,000	541
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,125
The Coca-Cola Co., 5.35%, 11/15/17	1,070,000	1,079
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,476
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,579
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	665,000	668
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	145,000	152
PepsiCo, Inc., 4.65%, 2/15/13	540,000	548
PepsiCo, Inc., 5.00%, 6/1/18	245,000	239
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,661

Total		10,289

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	751

Total		751

Cable/Media/Broadcasting/Satellite (0.6%)
CBS Corp., 6.625%, 5/15/11	460,000	471
Comcast Corp., 5.90%, 3/15/16	2,270,000	2,218
Comcast Corp., 6.50%, 11/15/35	190,000	181
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,382
Historic TW, Inc., 6.625%, 5/15/29	565,000	514

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Historic TW, Inc., 6.875%, 6/15/18	195,000	194
News America, Inc., 6.40%, 12/15/35	740,000	700
Rogers Communications, Inc., 5.50%, 3/15/14	4,850,000	4,669
Rogers Communications, Inc., 6.25%, 6/15/13	200,000	204
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,164
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,297
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,778
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,083

Total		15,855

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	130,000	126
General Electric Co., 5.00%, 2/1/13	1,000,000	1,007
Monsanto Co., 5.125%, 4/15/18	135,000	132

Total		1,265

Consumer Products (0.1%)
Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	279
Fortune Brands, Inc., 5.375%, 1/15/16	720,000	674
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	620

Total		1,573

Electric Utilities (2.5%)
(b)Bruce Mansfield Unit, 6.85%, 6/1/34	510,000	516
(b)Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	419
(b)Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	435
(b)CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	371
(b)CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	261
(b)CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	271
(b)CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	136
(b)CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,252
(b)Commonwealth Edison Co., 6.45%, 1/15/38	115,000	112

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
(b)Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	148
(b)Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	560,000	556
(b)Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	605,000	600
(b)Consumers Energy Co., 4.80%, 2/17/09	6,580,000	6,598
(b)Dominion Resources, Inc., 6.40%, 6/15/18	180,000	182
(b)DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,790
(b)Duke Energy Carolinas LLC, 6.45%, 10/15/32	1,675,000	1,699
(b)Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	929
(b)Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	937
(b)Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	1,042
(b)Florida Power & Light Co., 5.625%, 4/1/34	245,000	231
(b)Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,673
(b)Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,511
(b)Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,190,501	1,164
(b)Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,124
(b)MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	244
(b)Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	850
(b)Nevada Power Co., 5.875%, 1/15/15	1,941,000	1,938
(b)Nevada Power Co., 5.95%, 3/15/16	60,000	60
(b)Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,591
(b)Northern States Power Co., 5.25%, 10/1/18	270,000	265
(b)Ohio Edison Co., 6.875%, 7/15/36	145,000	141
(b)Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,322
(b)Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	858
(b)Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	238
(b)Pacific Gas & Electric Co., 6.05%, 3/1/34	415,000	400
(b)PacifiCorp, 5.45%, 9/15/13	4,040,000	4,125
(b)Potomac Electric Power Co., 6.50%, 11/15/37	180,000	176

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
(b)PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,386
(b)PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	220
(b)PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	369
(b)PPL Energy Supply LLC, 6.50%, 5/1/18	340,000	332
(b)Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,343
(b)Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,507
(b)Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,518
(b)Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,053
(b)San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	252
(b)San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	200
(b)SCANA Corp., 6.25%, 4/1/20	115,000	114
(b)Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	513
(b)South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	288
(b)Southern California Edison Co., 5.00%, 1/15/16	1,380,000	1,360
(b)Southern California Edison Co., 5.55%, 1/15/37	320,000	299
(b)Southern California Edison Co., 5.625%, 2/1/36	85,000	80
(b)Tampa Electric Co., 6.10%, 5/15/18	2,305,000	2,300
(b)Tampa Electric Co., 6.15%, 5/15/37	385,000	358
(b)Tampa Electric Co., 6.55%, 5/15/36	520,000	510
(b)The Toledo Edison Co., 6.15%, 5/15/37	1,265,000	1,097
(b)Union Electric Co., 6.40%, 6/15/17	180,000	180
(b)Union Electric Co., 6.70%, 2/1/19	180,000	182
(b)Virginia Electric and Power Co., 5.25%, 12/15/15	3,790,000	3,681
(b)Xcel Energy, Inc., 6.50%, 7/1/36	780,000	782

Total		66,089

Food Processors (0.4%)
Delhaize Group, 6.50%, 6/15/17	770,000	777
General Mills, Inc., 5.70%, 2/15/17	970,000	961
Kellogg Co., 6.60%, 4/1/11	2,675,000	2,814
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,107
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	431

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Food Processors continued
Kraft Foods, Inc., 6.875%, 1/26/39	500,000	485
Smithfield Foods, Inc., 7.75%, 5/15/13	1,025,000	905

Total		10,480

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	310
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,376
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,830,000	2,589

Total		4,275

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,955
El Paso Corp., 7.00%, 6/15/17	515,000	504
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,842
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	2,440,000	2,354
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	191
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	211

Total		7,057

Independent Finance (0.3%)
American General Finance Corp., 6.90%, 12/15/07	565,000	492
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	984
General Electric Capital Corp., 5.875%, 1/14/38	195,000	177
GMAC LLC, 6.00%, 12/15/11	2,135,000	1,469
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	1,930
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,568
iStar Financial, Inc., 8.625%, 6/1/13	245,000	224

Total		6,844

Industrials—Other (0.1%)
Centex Corp., 7.875%, 2/1/11	335,000	322
D.R. Horton, Inc., 5.375%, 6/15/12	540,000	459
D.R. Horton, Inc., 7.875%, 8/15/11	160,000	152
KB Home, 7.75%, 2/1/10	1,600,000	1,631

Total		2,564

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,080
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,088
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	652

Total		2,820

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	144

Total		144

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	2,085,000	2,033

Total		2,033

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	936
Alcoa, Inc., 5.72%, 2/23/19	630,000	584
Alcoa, Inc., 5.90%, 2/1/27	1,035,000	919
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	685,000	723

Total		3,162

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	690
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,052
Countrywide Home Loans, Inc., 4.125%, 9/15/09	235,000	224
Residential Capital LLC, 9.625%, 5/15/15 144A	1,828,000	887

Total		2,853

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	225,000	200
NiSource Finance Corp., 5.40%, 7/15/14	785,000	733
NiSource Finance Corp., 6.40%, 3/15/18	210,000	203
NiSource Finance Corp., 6.80%, 1/15/19	370,000	363

Total		1,499

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	805,000	803

Total		803

Oil and Gas (0.8%)
Anadarko Finance Co., 7.50%, 5/1/31	870,000	933
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	400,000	392

Investment Grade Segment (12.4%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	81
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	585,000	549
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	326
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	1,390,000	1,429
Devon Energy Corp., 7.95%, 4/15/32	250,000	297
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,226
EnCana Corp., 6.50%, 2/1/38	340,000	336
EnCana Corp., 6.625%, 8/15/37	70,000	70
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,087
Hess Corp., 7.125%, 3/15/33	355,000	388
Marathon Oil Corp., 6.60%, 10/1/37	140,000	138
Nexen, Inc., 5.875%, 3/10/35	1,690,000	1,509
Nexen, Inc., 6.40%, 5/15/37	160,000	151
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	245,000	242
Petro-Canada, 5.95%, 5/15/35	820,000	720
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,727
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	403
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	270
Sunoco, Inc., 5.75%, 1/15/17	825,000	784
Talisman Energy, Inc., 5.85%, 2/1/37	910,000	784
Tesoro Corp., 6.25%, 11/1/12	2,070,000	1,967
Tesoro Corp., 6.50%, 6/1/17	2,615,000	2,347
Valero Energy Corp., 6.125%, 6/15/17	260,000	251
Valero Energy Corp., 6.625%, 6/15/37	1,200,000	1,100
XTO Energy, Inc., 5.30%, 6/30/15	260,000	254
XTO Energy, Inc., 6.75%, 8/1/37	290,000	294

Total		22,055

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.3%)	Shares/ $ Par	Value $ (000’s)

Other Finance (0.2%)
Capmark Financial Group, Inc., 6.30%, 5/10/17	320,000	207
Eaton Vance Corp., 6.50%, 10/2/17	100,000	101
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	370,000	371
SLM Corp., 5.375%, 1/15/13	80,000	70
SLM Corp., 5.375%, 5/15/14	520,000	457
SLM Corp., 5.45%, 4/25/11	4,560,000	4,165

Total		5,371

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	819

Total		819

Paper and Forest Products (0.0%)
International Paper Co., 7.95%, 6/15/18	340,000	338
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	121

Total		459

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	65,000	61
Bristol-Myers Squibb Co., 6.125%, 5/1/38	470,000	456
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	570,000	568
Wyeth, 5.50%, 2/1/14	1,060,000	1,068
Wyeth, 5.95%, 4/1/37	685,000	661

Total		2,814

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	315,000	276

Total		276

Railroads (0.3%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	175,000	165
Canadian National Railway Co., 5.85%, 11/15/17	140,000	142
Canadian Pacific Railway Co., 5.95%, 5/15/37	185,000	154
CSX Corp., 5.60%, 5/1/17	325,000	300
CSX Corp., 6.25%, 3/15/18	660,000	635
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,412
Union Pacific Corp., 5.65%, 5/1/17	625,000	608
Union Pacific Corp., 5.75%, 11/15/17	315,000	310
Union Pacific Corp., 6.65%, 1/15/11	390,000	407

Investment Grade Segment (12.3%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,816

Total		6,949

Real Estate Investment Trusts (0.8%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	494
BRE Properties, Inc., 5.50%, 3/15/17	420,000	370
Colonial Realty LP, 6.05%, 9/1/16	360,000	315
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,440
Duke Realty LP, 5.95%, 2/15/17	835,000	771
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,812
ERP Operating LP, 5.75%, 6/15/17	515,000	475
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,907
HCP, Inc., 6.00%, 1/30/17	400,000	344
HCP, Inc., 6.70%, 1/30/18	200,000	180
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,112
ProLogis, 5.50%, 3/1/13	2,000,000	1,936
ProLogis, 5.75%, 4/1/16	1,190,000	1,121
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,280
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,504
Simon Property Group LP, 5.60%, 9/1/11	890,000	880
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,526

Total		21,467

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	140,000	130
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	541
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	738

Total		1,409

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	956
CVS/Caremark Corp., 6.125%, 8/15/16	445,000	449
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	700
The Kroger Co., 6.15%, 1/15/20	180,000	178
The Kroger Co., 6.80%, 12/15/18	90,000	94
The Kroger Co., 7.00%, 5/1/18	375,000	398

Investment Grade Segment (12.3%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug continued
Tesco PLC, 6.15%, 11/15/37 144A	650,000	602

Total		3,377

Retail Stores (0.4%)
Costco Wholesale Corp., 5.30%, 3/15/12	195,000	202
The Home Depot, Inc., 5.875%, 12/16/36	1,160,000	948
J.C. Penney Corp., Inc., 5.75%, 2/15/18	130,000	116
J.C. Penney Corp., Inc., 6.375%, 10/15/36	260,000	217
J.C. Penney Corp., Inc., 6.875%, 10/15/15	515,000	496
J.C. Penney Corp., Inc., 7.95%, 4/1/17	610,000	624
Kohl’s Corp., 6.25%, 12/15/17	720,000	686
Kohl’s Corp., 6.875%, 12/15/37	540,000	487
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,785,000	3,770
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	90,000	73
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	102
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	780,000	786
Nordstrom, Inc., 7.00%, 1/15/38	265,000	253
Target Corp., 5.375%, 5/1/17	595,000	582
Target Corp., 6.50%, 10/15/37	605,000	582
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	664

Total		10,588

Security Brokers and Dealers (0.6%)
(b)The Bear Stearns Companies, Inc., 7.25%, 2/1/18	590,000	616
(b)The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,465,000	3,355
(b)The Goldman Sachs Group, Inc., 6.75%, 10/1/37	700,000	640
(b)Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	320,000	287
(b)Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	1,010,000	884
(b)Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	850,000	786
(b)Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	455,000	440

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (12.3%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
(b)Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,430,000	1,322
(b)Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	310
(b)Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,775,000	3,499
(b)Morgan Stanley, 5.95%, 12/28/17	524,000	476
(b)Morgan Stanley, 6.25%, 8/9/26	830,000	730
(b)Morgan Stanley, 6.625%, 4/1/18	885,000	839
(b)UBS AG/Stamford Branch, 5.75%, 4/25/18	1,225,000	1,169
(b)UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	175

Total		15,528

Telecommunications (1.0%)
(b)AT&T Corp., 8.00%, 11/15/31	2,380,000	2,732
(b)AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	2,784
(b)British Telecommunications PLC, 8.625%, 12/15/30	620,000	745
(b)Deutsche Telekom International Finance BV, 5.75%, 3/23/16	665,000	649
(b)Embarq Corp., 6.738%, 6/1/13	835,000	806
(b)Embarq Corp., 7.082%, 6/1/16	1,940,000	1,843
(b)Embarq Corp., 7.995%, 6/1/36	230,000	218
(b)France Telecom SA, 8.50%, 3/1/31	975,000	1,180
(b)Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	876
(b)Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	2,802
(b)Sprint Capital Corp., 8.75%, 3/15/32	470,000	448
(b)Sprint Nextel Corp., 6.00%, 12/1/16	325,000	280
(b)Telecom Italia Capital SA, 4.00%, 1/15/10	3,360,000	3,314
(b)Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,652
(b)Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,256
(b)Verizon Communications, Inc., 6.10%, 4/15/18	2,125,000	2,110
(b)Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,847

Total		26,542

Tobacco (0.2%)
Philip Morris International, Inc., 5.65%, 5/16/18	735,000	714

Investment Grade Segment (12.3%)	Shares/ $ Par	Value $ (000’s)

Tobacco continued
Philip Morris International, Inc., 6.375%, 5/16/38	735,000	716
Reynolds American, Inc., 6.75%, 6/15/17	215,000	214
Reynolds American, Inc., 7.25%, 6/15/37	215,000	212
Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	2,266

Total		4,122

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,405
Johnson Controls, Inc., 5.50%, 1/15/16	845,000	811
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	476

Total		2,692

Yankee Sovereign (0.1%)
Mexico Government International Bond, 5.625%, 1/15/17	2,050,000	2,072
Mexico Government International Bond, 6.05%, 1/11/40	490,000	471

Total		2,543

Total Investment Grade Segment (Cost: $337,467)		325,064

Governments (7.0%)

Governments (7.0%)
(b)Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	5,717
(b)Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	5,375
(b)Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	10,565
(b)(n)Overseas Private Investment, 4.10%, 11/15/14	2,820,480	2,797
(b)Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	300,000	304
(b)(e)Tennessee Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,420
(b)US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	15,951
(b)(g)US Treasury, 2.625%, 5/31/10	44,800,000	44,827
(b)(g)US Treasury, 3.50%, 5/31/13	21,915,000	22,078
(b)(g)US Treasury, 3.875%, 5/15/18	15,676,000	15,545
(b)US Treasury, 4.25%, 11/15/17	286,000	292

Governments (7.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
(b)US Treasury, 5.00%, 5/15/37	150,000	161
(b)US Treasury Inflation Index Bond, 1.625%, 1/15/18	20,169,153	20,489
(b)US Treasury Inflation Index Bond, 2.00%, 4/15/12	24,983,418	26,358
(b)US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,474,773	6,047
(b)Wells Fargo Capital XIII, 7.70%, 3/26/13	2,150,000	2,137

Total Governments (Cost: $178,760)		184,063

Structured Products (21.6%)

Structured Products (21.6%)
(b)AEP Texas Central Transition Funding LLC, 5.306%, 7/1/21	22,665,000	21,588
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.582%, 2/14/43 IO	56,853,462	2,117
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,954,170	1,776
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,359,774	2,217
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 5/10/17	2,907,000	2,748
Banc of America Funding Corp., Series 2007-1, Class TA1A, 2.542%, 1/25/37	3,052,425	2,854
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.573%, 5/25/37	3,875,069	3,345
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.655%, 8/25/34	5,332,000	5,329
(b)Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6,- 3.572%, 6/25/34	11,842,000	11,738
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,515

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	457,909	458
(b)Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	6,462,000	6,141
Citigroup Mortgage Loan Trust, Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	900,934	852
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/1935	1,452,999	1,409
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.489%, 1/25/36	1,469,182	1,445
(n)Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	2,141,226	2,010
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 7/25/36	2,872,695	2,783
(n)Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	3,880,934	3,871
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.911%, 2/18/31 IO	32,288,496	1,090
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.678%, 10/15/30 IO 144A	1,498,615	42
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,093,756	1,971
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,527,296	2,464
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,663,981	1,656
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	767,401	762
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,737,307	2,717

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(b)Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	18,654,098	17,937
(b)Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	18,669,750	17,952
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,017,386	1,031
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,964,553	1,990
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	358,595	363
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,683,923	2,712
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,892,915	3,846
(b)Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	22,583,750	22,837
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	383,676	399
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/38	70,000,000	67,068
Federal National Mortgage Association, 4.00%, 6/1/19	1,340,555	1,270
Federal National Mortgage Association, 4.50%, 6/1/19	9,723,095	9,484
Federal National Mortgage Association, 4.50%, 12/1/19	1,099,799	1,073
Federal National Mortgage Association, 5.00%, 3/1/20	3,428,657	3,412
Federal National Mortgage Association, 5.00%, 4/1/20	1,335,734	1,327
Federal National Mortgage Association, 5.00%, 5/1/20	5,075,163	5,044
Federal National Mortgage Association, 5.00%, 4/1/35	3,913,728	3,765
Federal National Mortgage Association, 5.00%, 7/1/35	5,130,940	4,935
Federal National Mortgage Association, 5.00%, 10/1/35	2,186,043	2,103
Federal National Mortgage Association, 5.32%, 4/1/14	2,656,820	2,680
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,896

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 4/1/21	2,325,620	2,345
Federal National Mortgage Association, 5.50%, 9/1/34	1,049,527	1,039
Federal National Mortgage Association, 5.50%, 3/1/35	8,802,085	8,703
Federal National Mortgage Association, 5.50%, 7/1/35	1,908,180	1,887
Federal National Mortgage Association, 5.50%, 8/1/35	3,281,333	3,244
(b)Federal National Mortgage Association, 5.50%, 9/1/35	19,217,962	19,001
Federal National Mortgage Association, 5.50%, 10/1/35	8,650,751	8,553
(b)Federal National Mortgage Association, 5.50%, 11/1/35	20,750,321	20,517
(b)Federal National Mortgage Association, 5.50%, 2/1/38	37,153,480	36,666
Federal National Mortgage Association, 6.00%, 5/1/35	406,983	412
Federal National Mortgage Association, 6.00%, 6/1/35	1,117,308	1,129
Federal National Mortgage Association, 6.00%, 7/1/35	7,199,461	7,280
Federal National Mortgage Association, 6.00%, 10/1/35	1,637,296	1,656
Federal National Mortgage Association, 6.00%, 11/1/35	7,592,885	7,678
Federal National Mortgage Association, 6.00%, 9/1/36	4,146,783	4,189
Federal National Mortgage Association, 6.00%, 3/1/38	1,732,666	1,750
(b)Federal National Mortgage Association, 6.00%, 6/1/38	10,646,001	10,752
Federal National Mortgage Association, 6.50%, 9/1/31	1,261,852	1,311
Federal National Mortgage Association, 6.50%, 11/1/35	1,653,410	1,706
Federal National Mortgage Association, 6.50%, 12/1/35	2,147,868	2,216
Federal National Mortgage Association, 6.50%, 4/1/36	1,555,956	1,604

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 11/1/36	661,943	682
Federal National Mortgage Association, 6.50%, 12/1/36	2,287,144	2,358
Federal National Mortgage Association, 6.50%, 2/1/37	2,184,062	2,252
(b)Federal National Mortgage Association, 6.50%, 3/1/37	10,034,927	10,343
Federal National Mortgage Association, 6.50%, 7/1/37	762,528	786
Federal National Mortgage Association, 6.50%, 8/1/37	4,325,632	4,459
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	2,151,684	2,255
(b)Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	6,976,698	7,264
(b)Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	10,767
FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	8,157,227	8,240
(n)Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	7,694,125	7,615
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,770,652	3,519
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.177%, 12/15/31 144A	3,100,000	3,226
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	3,212,626	3,328
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	2,010,689	1,990
(b)Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	14,534,251	14,349

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.00%, 7/15/33	2,039,160	1,985
Government National Mortgage Association, 5.50%, 1/15/32	174,296	174
Government National Mortgage Association, 5.50%, 2/15/32	2,002,835	2,002
Government National Mortgage Association, 5.50%, 9/15/32	60,278	60
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 2.54%, 11/5/21 144A	1,220,830	1,144
(k)Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,708,000	9,897
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,605,240	1,687
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.553%, 1/25/37	4,057,911	2,940
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	2,817,000	2,675
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	6,333,531	6,361
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	7,073
(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	572,854	458
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 2.573%, 3/25/37	3,257,790	2,984
(k)Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.653%, 1/25/09	8,753,206	8,650
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.603%, 9/25/46	3,522,889	3,397

Structured Products (21.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.592%, 3/25/37	2,535,640	2,412
(k)Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.613%, 6/25/37	4,202,721	4,015
WaMu Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	2,854,412	2,803
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.056%, 10/25/33	2,902,000	2,900
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.698%, 11/25/34	1,673,435	1,571
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,849
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,692,435	4,414
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	4,282,995	4,072

Total Structured Products (Cost: $574,738)		568,616

Below Investment Grade Segment (5.3%)

Aerospace/Defense (0.1%)
BE Aerospace, Inc., 8.50%, 7/1/18	381,000	382
Bombardier, Inc., 8.00%, 11/15/14 144A	150,000	154
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	529
(c)Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	390,000	392
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	140,000	140
L-3 Communications Corp., 6.375%, 10/15/15	1,500,000	1,402
L-3 Communications Corp., 7.625%, 6/15/12	850,000	859

Total		3,858

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Autos/Vehicle Parts (0.2%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	245,000	179
Ford Motor Co., 7.45%, 7/16/31	750,000	437
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	750,000	545
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	1,685
General Motors Corp., 7.20%, 1/15/11	405,000	312
General Motors Corp., 8.375%, 7/15/33	1,100,000	652
Lear Corp., 8.75%, 12/1/16	1,000,000	780
TRW Automotive, Inc., 7.25%, 3/15/17 144A	445,000	374
Visteon Corp., 8.25%, 8/1/10	211,000	188
Visteon Corp., 12.25%, 12/31/16 144A	543,000	434

Total		5,586

Basic Materials (0.4%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	600,000	303
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	845,000	380
Berry Plastics Corp., 7.568%, 2/15/15	340,000	326
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	389
Cascades, Inc., 7.25%, 2/15/13	350,000	305
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	310,000	309
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	1,165
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,465,000	1,546
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,175
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	348
Graphic Packaging International Corp., 9.50%, 8/15/13	600,000	573
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	1,131
International Paper Co., 7.95%, 6/15/18	315,000	313
Massey Energy Co., 6.625%, 11/15/10	525,000	525

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Novelis, Inc., 7.25%, 2/15/15	784,000	741
Peabody Energy Corp., 7.375%, 11/1/16	330,000	329
Peabody Energy Corp., 7.875%, 11/1/26	670,000	673
Huntsman International LLC, 7.375%, 1/1/15	405,000	354

Total		10,885

Capital Goods (0.1%)
Case New Holland, Inc., 7.125%, 3/1/14	680,000	666
RSC Equipment Rental, Inc., 9.50%, 12/1/14	345,000	288
SPX Corp., 7.625%, 12/15/14 144A	510,000	518
Terex Corp., 8.00%, 11/15/17	675,000	670
United Rentals North America, Inc., 6.50%, 2/15/12	1,255,000	1,130

Total		3,272

Consumer Products/Retailing (0.1%)
Claire’s Stores, Inc., 10.50%, 6/1/17	370,000	151
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	1,020,000	937
Levi Strauss & Co., 8.875%, 4/1/16	850,000	827
Michaels Stores, Inc., 11.375%, 11/1/16	445,000	354
New Albertson’s, Inc., 7.25%, 5/1/13	750,000	762
Rite Aid Corp., 9.375%, 12/15/15	325,000	218
(n)Rite Aid Corp., 10.375%, 7/15/16	255,000	231

Total		3,480

Energy (0.7%)
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	802
Chaparral Energy, Inc., 8.875%, 2/1/17	800,000	694
Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	960
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	408
Cimarex Energy Co., 7.125%, 5/1/17	585,000	575
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	499
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	475

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
El Paso Corp., 7.25%, 6/1/18	640,000	630
El Paso Corp., 7.75%, 1/15/32	670,000	671
Forest Oil Corp., 7.25%, 6/15/19 144A	250,000	240
Forest Oil Corp., 7.25%, 6/15/19	390,000	374
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	697
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16 144A	50,000	49
Key Energy Services, Inc., 8.375%, 12/1/14 144A	675,000	689
Linn Energy LLC, 9.875%, 7/1/18 144A	380,000	376
Mariner Energy, Inc., 8.00%, 5/15/17	448,000	433
Newfield Exploration Co., 6.625%, 4/15/16	850,000	780
Newfield Exploration Co., 7.125%, 5/15/18	315,000	298
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	393
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	520,000	508
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,180
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	380
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	309
Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	260
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	554
Range Resources Corp., 6.375%, 3/15/15	750,000	716
Range Resources Corp., 7.25%, 5/1/18	85,000	84
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	261
Sonat, Inc., 7.625%, 7/15/11	190,000	192
Southwestern Energy Co., 7.50%, 2/1/18 144A	490,000	504
Targa Resources Partners LP, 8.25%, 7/1/16 144A	305,000	294
Tesoro Corp., 6.25%, 11/1/12	270,000	257
Tesoro Corp., 6.625%, 11/1/15	660,000	609
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	598
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	844

Total		17,593

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Financials (0.3%)
Bank of America Corp., 8.125%, 12/29/49	625,000	591
Citigroup, Inc., 8.40%, 4/30/18	625,000	594
Countrywide Home Loans, Inc., 6.25%, 4/15/09	625,000	616
E*TRADE Financial Corp., 7.375%, 9/15/13	35,000	30
E*TRADE Financial Corp., 7.875%, 12/1/15	360,000	310
E*TRADE Financial Corp., 8.00%, 6/15/11	380,000	350
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,020,000	750
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	330,000	282
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	2,270,000	1,477
iStar Financial, Inc., 6.00%, 12/15/10	440,000	375
iStar Financial, Inc., 8.625%, 6/1/13	375,000	343
JPMorgan Chase & Co., 7.90%, 4/30/18	625,000	586
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	500,000	461
Residential Capital LLC, 9.625%, 5/15/15 144A	516,000	250
SLM Corp., 4.00%, 1/15/10	730,000	680
Wachovia Corp., 7.98%, 3/15/18	625,000	574

Total		8,269

Foods (0.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	695,000	653
Constellation Brands, Inc., 7.25%, 5/15/17	575,000	538
Constellation Brands, Inc., 8.375%, 12/15/14	285,000	289
Dole Food Co., Inc., 8.625%, 5/1/09	735,000	700
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	396
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	950,000	759
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	750
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	378

Total		4,463

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging (0.5%)
AMC Entertainment, Inc., 11.00%, 2/1/16	335,000	332
Boyd Gaming Corp., 7.75%, 12/15/12	850,000	733
Caesars Entertainment, Inc., 7.875%, 3/15/10	435,000	396
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,250,000	999
Felcor Lodging LP, 8.50%, 6/1/11	750,000	733
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	415,000	371
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	1,095,000	909
Host Hotels & Resorts LP, 7.125%, 11/1/13	1,000,000	930
Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	927
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	741
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,230,000	1,103
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	905
MGM MIRAGE, Inc., 8.375%, 2/1/11	315,000	304
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	533
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	192
Station Casinos, Inc., 6.00%, 4/1/12	875,000	696
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	1,465,000	1,341

Total		12,145

Health Care/Pharmaceuticals (0.3%)
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,335,000	1,343
FMC Finance III SA, 6.875%, 7/15/17	760,000	747
HCA, Inc., 6.75%, 7/15/13	650,000	570
HCA, Inc., 9.25%, 11/15/16	2,250,000	2,317
(c)HCA, Inc., 9.625%, 11/15/16	900,000	927
Service Corp. International, 6.75%, 4/1/15	600,000	572
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	517

Total		6,993

Media (0.6%)
(b)CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/1/15	1,250,000	919

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Media continued
(b)CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.75%, 5/15/14	1,220,000	744
(b)CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	720,000	695
(b)Clear Channel Communications, Inc., 6.25%, 3/15/11	420,000	356
(b)CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,205
(b)CSC Holdings, Inc., 7.875%, 2/15/18	1,430,000	1,330
(b)DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	1,715,000	1,689
(b)EchoStar DBS Corp., 7.00%, 10/1/13	435,000	414
(b)EchoStar DBS Corp., 7.125%, 2/1/16	375,000	346
(b)EchoStar DBS Corp., 7.75%, 5/31/15 144A	785,000	763
(b)Idearc, Inc., 8.00%, 11/15/16	1,270,000	799
(b)Kabel Deutschland GmbH, 10.625%, 7/1/14	215,000	220
(b)Lamar Media Corp., 6.625%, 8/15/15	1,140,000	1,037
(b)Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	600,000	536
(b)Quebecor Media, Inc., 7.75%, 3/15/16	660,000	614
(b)R.H. Donnelley Corp., 6.875%, 1/15/13	2,750,000	1,636
(b)R.H. Donnelley Corp., 8.875%, 10/15/17 144A	220,000	131
(b)(c)Univision Communications, Inc., 9.75%, 3/15/15 144A	710,000	522
(b)Videotron Ltee, 6.875%, 1/15/14	491,000	474
(b)Videotron Ltee., 9.125%, 4/15/18 144A	110,000	115

Total		15,545

Real Estate (0.0%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	500,000	454

Total		454

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	489
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	998

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Services continued
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	521

Total		2,008

Structured Product (0.6%)
(b)CDX North America High Yield, 8.875%, 6/29/13 144A	16,000,000	14,780

Total		14,780

Technology (0.2%)
Expedia, Inc., 8.50%, 7/1/16 144A	510,000	499
First Data Corp., 9.875%, 9/24/15 144A	775,000	674
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	716
Freescale Semiconductor, Inc., 8.875%, 12/15/14	650,000	528
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14	900,000	700
Iron Mountain, Inc., 8.00%, 6/15/20	610,000	601
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	375,000	326
Sabre Holdings Corp., 8.35%, 3/15/16	500,000	379
Unisys Corp., 8.00%, 10/15/12	520,000	447

Total		4,870

Telecommunications (0.3%)
(c)ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	680,000	785
American Tower Corp., 7.00%, 10/15/17 144A	500,000	495
Citizens Communications Co., 9.00%, 8/15/31	1,480,000	1,332
Citizens Communications Co., 9.25%, 5/15/11	1,370,000	1,419
Cricket Communications, Inc., 10.00%, 7/15/15 144A	255,000	250
Embarq Corp., 7.082%, 6/1/16	1,085,000	1,030
Qwest Corp., 6.50%, 6/1/17	750,000	669
Qwest Corp., 7.625%, 6/15/15	415,000	399
Sprint Nextel Corp., 6.00%, 12/1/16	625,000	538
Windstream Corp., 7.00%, 3/15/19	500,000	454
Windstream Corp., 8.625%, 8/1/16	865,000	863

Total		8,234

Below Investment Grade Segment (5.3%)	Shares/ $ Par	Value $ (000’s)

Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	465
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	1,500,000	1,455

Total		1,920

Utilities (0.5%)
(b)The AES Corp., 8.00%, 10/15/17	500,000	490
(b)The AES Corp., 8.00%, 6/1/20 144A	405,000	391
(b)Aquila, Inc., 14.875%, 7/1/12	405,000	471
(b)Dynegy Holdings, Inc., 7.50%, 6/1/15	730,000	673
(b)Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	441
(b)Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	1,043
(b)Edison Mission Energy, 7.00%, 5/15/17	1,050,000	982
(b)Edison Mission Energy, 7.20%, 5/15/19	1,225,000	1,142
(b)Elwood Energy LLC, 8.159%, 7/5/26	553,815	534
(b)Energy Future Holdings Corp., 10.875%, 11/1/17 144A	670,000	677
(b)Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	1,280,000	1,405
(b)Intergen NV, 9.00%, 6/30/17 144A	555,000	574
(b)IPALCO Enterprises, Inc., 7.25%, 4/1/16 144A	270,000	266
(b)Mirant Americas Generation LLC, 8.50%, 10/1/21	405,000	378
(b)NRG Energy, Inc., 7.25%, 2/1/14	500,000	478
(b)NRG Energy, Inc., 7.375%, 2/1/16	130,000	122
(b)NRG Energy, Inc., 7.375%, 1/15/17	940,000	888
(b)Reliant Energy, Inc., 7.625%, 6/15/14	210,000	205
(b)Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	2,660,000	2,607

Total		13,767

Total Below Investment Grade Segment (Cost: $150,927)		138,122

Money Market Investments (13.7%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (CMO’s) (0.0%)
(b)Carmax Auto Owner Trust, Series 2008-1, Class A1, 4.45%, 1/15/09	248,599	249

Total		249

Autos (2.5%)
(b)American Honda Finance Corp., 2.83%, 1/8/09 144A	3,600,000	3,597
(b)American Honda Finance Corp., 2.98%, 5/5/09 144A	2,370,000	2,369
(b)Daimler Chrysler Auto, 2.65%, 7/15/08	10,000,000	9,990
(b)Daimler Chrysler Auto, 2.70%, 7/24/08	10,000,000	9,983
(b)Fcar Owner Trust I, 2.83%, 7/14/08	20,000,000	19,980
(b)New Center Asset Trust, 2.75%, 7/1/08	20,140,000	20,139

Total		66,058

Commercial Bank Non-US (0.1%)
(b)Bank of Scotland PLC, 2.45%, 5/8/09	3,000,000	2,999

Total		2,999

Federal Government and Agencies (0.5%)
(b)Federal Home Loan Mortgage Corp., 2.02%, 8/11/08	14,000,000	13,968

Total		13,968

Finance Lessors (2.0%)
(b)International Lease Finance Corp., 3.50%, 4/1/09	3,530,000	3,439
(b)Ranger Funding Co. LLC, 2.52%, 7/21/08	10,000,000	9,986
(b)Thunder Bay Funding, Inc., 2.48%, 7/9/08	10,000,000	9,994
(b)Thunder Bay Funding, Inc., 2.68%, 7/2/08	10,000,000	10,000
(b)Windmill Funding Corp., 2.58%, 7/7/08	10,000,000	9,996
(b)Windmill Funding Corp., 2.65%, 7/16/08	10,000,000	9,989

Total		53,404

Finance Services (2.7%)
(b)Alpine Securitization, 2.65%, 7/8/08	10,000,000	9,995
(b)Barton Capital LLC, 2.65%, 7/8/08	10,000,000	9,995
(b)Barton Capital LLC, 2.70%, 7/11/08	10,000,000	9,993
(b)Bryant Park Funding LLC, 2.65%, 7/15/08	10,000,000	9,990
(b)Bryant Park Funding LLC, 2.68%, 7/18/08	10,000,000	9,987

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

Money Market Investments (13.7%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
(b)Ciesco LLC, 2.53%, 7/1/08	10,000,000	10,000
(b)Ciesco LLC, 2.62%, 7/21/08	10,000,000	9,985

Total		69,945

Miscellaneous Business Credit Institutions (2.7%)
(b)Duke Energy Corp., 2.90%, 7/9/08	20,000,000	19,987
(b)Kraft Foods, Inc., 2.46%, 7/10/08	10,000,000	9,994
(b)Marathon Oil Corp., 2.90%, 7/1/08	10,000,000	10,000
(b)Marathon Oil Corp., 2.90%, 7/2/08	10,000,000	9,999
(b)Park Avenue Receivables, 2.60%, 7/7/08	10,000,000	9,996
(b)Park Avenue Receivables, 2.60%, 7/15/08	10,000,000	9,990

Total		69,966

National Commercial Banks (0.2%)
(b)Associates Corp. of North America, 8.55%, 7/15/09	4,440,000	4,616

Total		4,616

Money Market Investments (13.7%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions (1.5%)
(b)American Express Credit, 2.38%, 7/22/08	10,000,000	9,986
(b)American General Finance, 2.70%, 7/30/08	10,000,000	9,978
(b)HSBC Finance Corp., 2.30%, 7/8/08	10,000,000	9,996
(b)HSBC Finance Corp., 2.38%, 7/17/08	10,000,000	9,989

Total		39,949

Short Term Business Credit (1.5%)
(b)Old Line Funding Corp., 2.53%, 7/16/08	10,000,000	9,989
(b)Old Line Funding Corp., 2.60%, 7/23/08	10,000,000	9,984
(b)Sheffield Receivables, 2.65%, 7/14/08	20,000,000	19,982

Total		39,955

Total Money Market Investments (Cost: $361,188)		361,109

Total Investments (104.9%) (Cost $2,688,794)(a)		2,758,354

Other Assets, Less Liabilities (-4.9%)		(129,139)

Net Assets (100.0%)		2,629,215

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $75,936, representing 2.89% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

AMBAC (American Municipal Bond Assurance Corp.)

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $2,688,794 and the net unrealized appreciation of investments based on that cost was $69,560 which is comprised of $212,783 aggregate gross unrealized appreciation and $143,223 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	27	9/08	$(568)
(Total Notional Value at June 30, 2008, $9,906)
S&P 500 Index Futures (Long)	457	9/08	$(8,983)
(Total Notional Value at June 30, 2008, $155,346)
US Five Year Note Commodity (Long)	963	9/08	$(32)
(Total Notional Value at June 30, 2008, $106,494)
US Long Bond Commodity (Long)	139	9/08	$400
(Total Notional Value at June 30, 2008, $15,667)
US Ten Year Treasury Note (Short)	1,633	9/08	$(2,728)
(Total Notional Value at June 30, 2008, $183,312)

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Long)	1,499	9/08	$737
(Total Notional Value at June 30, 2008, $315,851)

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

See Note 8 in the Notes to Financial Statements.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Balanced Portfolio

(j)	Swap agreements outstanding on June 30, 2008

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Japanese Equity Synthetic Return	1 Month USD-LIBOR + 5 Basis Points	Japanese Equity Synthetic Return	8/08	13,750	$(77)
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell 1000 Value Total Return	3 Month USD-LIBOR + 4 Basis Points	Russell 1000 Value Total Return	5/09	165,000	$(18,294)
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell 1000 Growth Total Return	Russell 1000 Growth Total Return	3 Month USD-LIBOR – 19 Basis Points	5/09	165,000	$8,894
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell 2000 Value Total Return	3 Month USD-LIBOR – 90 Basis Points	Russell 2000 Value Total Return	5/09	22,000	$384
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell 2000 Growth Total Return	Russell 2000 Growth Total Return	3 Month USD-LIBOR + 125 Basis Points	5/09	22,000	$(1,670)
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell Midcap Value Total Return	3 Month USD-LIBOR – 8 Basis Points	Russell Midcap Value Total Return	5/09	108,000	$(8,154)
CREDIT SUISSE SECURITIES (EUROPE) LTD.	Russell Midcap Growth Total Return	Russell Midcap Growth Total Return	3 Month USD-LIBOR – 35 Basis Points	5/09	108,000	$4,175
GOLDMAN SACHS INTERNATIONAL	Russell 1000 Value Total Return	3 Month USD-LIBOR + 10 Basis Points	Russell 1000 Value Total Return	5/09	100,000	$(11,087)
GOLDMAN SACHS INTERNATIONAL	Russell 1000 Growth Total Return	Russell 1000 Growth Total Return	3 Month USD-LIBOR – 13 Basis Points	5/09	100,000	$5,389

(k)	Securities with an aggregate market value of $20,562 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

(l)	As of June 30, 2008, portfolio securities with an aggregate market value of $214,867 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2008 portfolio securities with an aggregate market value of $16,982 (in thousands) were valued with reference to securities whose prices are more readily available.

(o)	Short sales outstanding on June 30, 2008.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal Home Loan Mortgage Corp. TBA	6.00%	7/1/38	$2,300	$2,308	$2,323

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/08

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008*
Actual	$1,000.00	$931.50	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$2.67

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2008 (unaudited)

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.2%)
Indiana Finance Authority Environmental Facilities, Series 2006A, 4.47%, 9/1/41, RB AMBAC	605,000	605

Total Municipal Bonds (Cost: $605)		605

Domestic Common Stocks and Warrants (38.8%)

Large Cap Common Stocks (25.0%)
Consumer Discretionary (2.2%)
Abercrombie & Fitch Co. — Class A	9,200	577
Comcast Corp. — Class A	18,250	346
International Game Technology	18,600	465
J.C. Penney Co., Inc.	10,000	363
Johnson Controls, Inc.	21,500	617
*Kohl’s Corp.	14,300	573
Lowe’s Companies, Inc.	15,500	322
The McGraw-Hill Companies, Inc.	11,600	465
*MGM MIRAGE	6,959	236
News Corp. — Class A	23,200	349
NIKE, Inc. — Class B	12,600	750
Omnicom Group, Inc.	15,300	687
Target Corp.	8,800	409

Total		6,159

Consumer Staples (2.7%)
Avon Products, Inc.	25,000	901
The Coca-Cola Co.	15,400	800
CVS Caremark Corp.	28,005	1,108
*Hansen Natural Corp.	22,200	640
The Kroger Co.	10,200	294
PepsiCo, Inc.	16,900	1,075
Philip Morris International, Inc.	18,000	889
The Procter & Gamble Co.	12,800	778
Wal-Mart Stores, Inc.	18,200	1,023

Total		7,508

Energy (2.9%)
*Cameron International Corp.	6,600	365
Diamond Offshore Drilling, Inc.	3,600	501
Exxon Mobil Corp.	11,200	988
Halliburton Co.	10,000	531
Hess Corp.	4,200	530
*National-Oilwell Varco, Inc.	13,700	1,216
Occidental Petroleum Corp.	2,800	252
Schlumberger, Ltd.	13,200	1,419
*Southwestern Energy Co.	15,500	738
*Transocean, Inc.	3,100	472
Valero Energy Corp.	4,400	181
XTO Energy, Inc.	12,500	856

Total		8,049

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Financials (1.2%)
American Express Co.	6,900	260
CME Group, Inc.	1,300	498
The Goldman Sachs Group, Inc.	3,700	647
Nymex Holdings, Inc.	2,200	186
Prudential Financial, Inc.	5,100	305
State Street Corp.	10,800	690
T. Rowe Price Group, Inc.	7,200	407
Visa, Inc. — Class A	3,800	309

Total		3,302

Health Care (4.0%)
Abbott Laboratories	19,300	1,022
Allergan, Inc.	12,200	635
Baxter International, Inc.	17,000	1,087
*Celgene Corp.	10,300	658
*Genentech, Inc.	4,500	342
*Genzyme Corp.	6,400	461
*Gilead Sciences, Inc.	29,800	1,579
*Hospira, Inc.	19,300	774
Johnson & Johnson	8,800	566
*Medco Health Solutions, Inc.	20,900	986
Merck & Co., Inc.	22,100	833
*St. Jude Medical, Inc.	10,500	429
Teva Pharmaceutical Industries, Ltd., ADR	16,100	737
*Thermo Fisher Scientific, Inc.	16,200	903
UnitedHealth Group, Inc.	13,000	341

Total		11,353

Industrials (2.5%)
The Boeing Co.	5,150	338
Danaher Corp.	13,800	1,068
Deere & Co.	3,900	281
Eaton Corp.	3,900	331
*Foster Wheeler, Ltd.	10,300	754
General Electric Co.	9,000	240
Honeywell International, Inc.	14,300	719
Norfolk Southern Corp.	11,800	740
*Spirit AeroSystems Holdings, Inc. — Class A	20,700	397
Textron, Inc.	12,900	618
Union Pacific Corp.	4,900	370
United Technologies Corp.	17,400	1,075

Total		6,931

Information Technology (7.2%)
Accenture, Ltd. — Class A	21,300	867
*Adobe Systems, Inc.	11,900	469
*Apple, Inc.	9,300	1,557
Applied Materials, Inc.	12,100	231
*Broadcom Corp. — Class A	26,300	718
*Cisco Systems, Inc.	60,700	1,412
Corning, Inc.	40,000	922
*eBay, Inc.	17,600	481
*Electronic Arts, Inc.	10,400	462
*EMC Corp.	20,700	304

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*First Solar, Inc.	1,900	518
*Google, Inc. — Class A	3,400	1,790
Hewlett-Packard Co.	29,200	1,291
Intel Corp.	54,500	1,171
International Business Machines Corp.	11,800	1,399
Intersil Corp. — Class A	6,900	168
KLA-Tencor Corp.	4,600	187
MasterCard, Inc.	600	159
*MEMC Electronic Materials, Inc.	12,700	782
Microsoft Corp.	89,800	2,471
*Oracle Corp.	42,600	895
QUALCOMM, Inc.	19,500	865
*Research In Motion, Ltd.	4,800	561
Texas Instruments, Inc.	6,000	169
*Varian Semiconductor Equipment Associates, Inc.	6,500	226
*Yahoo!, Inc.	12,500	258

Total		20,333

Materials (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	5,600	656
Monsanto Co.	15,000	1,897
Praxair, Inc.	9,600	905

Total		3,458

Other Holdings (0.4%)
iShares Russell 1000 Growth Index Fund	20,000	1,105

Total		1,105

Telecommunication Services (0.4%)
*American Tower Corp. — Class A	16,500	697
*NII Holdings, Inc.	9,000	427

Total		1,124

Utilities (0.3%)
Exelon Corp.	8,800	792

Total		792

Total Large Cap Common Stocks		70,114

Mid Cap Common Stocks (10.4%)
Consumer Discretionary (1.3%)
*Collective Brands, Inc.	19,300	224
DeVry, Inc.	9,900	531
*Dollar Tree, Inc.	13,900	454
*Focus Media Holding, Ltd., ADR	14,200	394
*GameStop Corp. — Class A	16,400	663
International Game Technology	12,100	302
*Jack in the Box, Inc.	11,700	262

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Kohl’s Corp.	6,200	248
*O’Reilly Automotive, Inc.	6,000	134
*Saks, Inc.	11,100	122
*Urban Outfitters, Inc.	8,300	259

Total		3,593

Consumer Staples (0.2%)
*Bare Escentuals, Inc.	15,300	287
Longs Drug Stores Corp.	6,200	261

Total		548

Energy (1.5%)
*Cameron International Corp.	12,600	697
Diamond Offshore Drilling, Inc.	3,600	501
*Nabors Industries, Ltd.	8,600	423
*National-Oilwell Varco, Inc.	6,600	586
Range Resources Corp.	7,300	478
*SandRidge Energy, Inc.	8,500	549
Smith International, Inc.	6,100	507
*Southwestern Energy Co.	11,300	538

Total		4,279

Financials (0.9%)
Assured Guaranty, Ltd.	17,600	317
*IntercontinentalExchange, Inc.	1,615	184
*Investment Technology Group, Inc.	13,400	448
MBIA, Inc.	10,200	45
Northern Trust Corp.	4,300	295
Nymex Holdings, Inc.	1,900	161
Raymond James Financial, Inc.	9,100	240
SEI Investments Co.	8,000	188
Synovus Financial Corp.	20,100	175
T. Rowe Price Group, Inc.	6,000	339

Total		2,392

Health Care (1.6%)
*Celgene Corp.	5,400	345
*Charles River Laboratories International, Inc.	7,300	467
*DaVita, Inc.	28,050	1,491
*Express Scripts, Inc.	10,000	627
*Immucor, Inc.	17,676	457
*Intuitive Surgical, Inc.	1,300	350
Mentor Corp.	4,600	128
*Psychiatric Solutions, Inc.	19,000	719

Total		4,584

Industrials (1.6%)
C.H. Robinson Worldwide, Inc.	9,650	529
*Corrections Corp. of America	18,800	516
Expeditors International of Washington, Inc.	6,900	297
*Foster Wheeler, Ltd.	3,600	263
Harsco Corp.	7,800	424
J.B. Hunt Transport Services, Inc.	10,000	333

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Knight Transportation, Inc.	22,700	415
L-3 Communications Holdings, Inc.	2,200	200
The Manitowoc Co., Inc.	5,300	172
*Monster Worldwide, Inc.	6,700	138
MSC Industrial Direct Co., Inc. — Class A	7,300	322
Ritchie Bros. Auctioneers, Inc.	12,600	342
*Spirit AeroSystems Holdings, Inc. — Class A	13,100	251
*Stericycle, Inc.	6,800	352

Total		4,554

Information Technology (2.7%)
*Activision, Inc.	21,021	716
*Alliance Data Systems Corp.	8,000	452
Amphenol Corp. — Class A	18,300	821
*Citrix Systems, Inc.	6,600	194
*Cognizant Technology Solutions Corp. — Class A	9,500	309
FactSet Research Systems, Inc.	9,700	547
*Foundry Networks, Inc.	22,300	264
Global Payments, Inc.	13,500	629
Intersil Corp. — Class A	14,200	345
KLA-Tencor Corp.	7,700	313
*McAfee, Inc.	8,500	289
*Mettler-Toledo International, Inc.	4,400	417
Microchip Technology, Inc.	13,200	403
*NeuStar, Inc. — Class A	11,200	241
*NVIDIA Corp.	14,450	271
*ValueClick, Inc.	32,400	491
*Varian Semiconductor Equipment Associates, Inc.	9,100	317
*VeriFone Holdings, Inc.	15,900	190

Total		7,209

Materials (0.4%)
*Owens-Illinois, Inc.	12,300	513
Praxair, Inc.	4,500	424
Titanium Metals Corp.	8,700	122

Total		1,059

Other Holdings (0.1%)
SPDR Metals & Mining	4,000	378

Total		378

Utilities (0.1%)
Equitable Resources, Inc.	6,000	414

Total		414

Total Mid Cap Common Stocks		29,010

Small Cap Common Stocks (3.4%)
Consumer Discretionary (0.3%)
*American Public Education, Inc.	3,800	148
*Capella Education Co.	2,350	140

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
*Dick’s Sporting Goods, Inc.	2,800	50
*Dolan Media Co.	3,920	71
*Dollar Tree, Inc.	3,700	121
*Life Time Fitness, Inc.	700	21
*LKQ Corp.	3,000	54
*New Oriental Education & Technology Group, Inc., ADR	800	47
*Priceline.com, Inc.	200	23
*Red Robin Gourmet Burgers, Inc.	1,600	44
*Ulta Salon, Cosmetics & Fragrance, Inc.	2,279	26
*The Warnaco Group, Inc.	2,400	106
*WMS Industries, Inc.	3,400	101

Total		952

Consumer Staples (0.1%)
Alberto-Culver Co.	4,300	113
*Central European Distribution Corp.	2,800	208

Total		321

Energy (0.5%)
*Alpha Natural Resources, Inc.	400	42
*Arena Resources, Inc.	3,700	195
*Carrizo Oil & Gas, Inc.	2,100	143
*Contango Oil & Gas Co.	1,000	93
*Core Laboratories NV	600	85
*EXCO Resources, Inc.	1,700	63
*ION Geophysical Corp.	4,700	82
*Oceaneering International, Inc.	1,900	146
*Petrohawk Energy Corp.	900	42
*Petroleum Development Corp.	1,900	126
*T-3 Energy Services, Inc.	2,500	199
*TETRA Technologies, Inc.	3,600	85
*W-H Energy Services, Inc.	443	42

Total		1,343

Financials (0.2%)
Boston Private Financial Holdings, Inc.	5,100	29
Digital Realty Trust, Inc.	2,500	102
*Encore Bancshares, Inc.	1,355	21
*FCStone Group, Inc.	2,300	64
*Global Cash Access Holdings, Inc.	9,336	64
*Investment Technology Group, Inc.	2,800	94
*KBW, Inc.	4,791	99
MFA Mortgage Investments, Inc.	8,900	58

Total		531

Health Care (0.6%)
*BioMarin Pharmaceutical, Inc.	4,600	133
*Cepheid, Inc.	4,000	112
*Genoptix, Inc.	4,408	139
*Hologic, Inc.	1,130	25
*ICON PLC, ADR	1,999	151
*Illumina, Inc.	1,000	87

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
*Masimo Corp.	5,864	201
Meridian Bioscience, Inc.	4,400	118
*NuVasive, Inc.	3,600	161
*Phase Forward, Inc.	8,645	155
*The Providence Service Corp.	1,735	37
*Psychiatric Solutions, Inc.	1,900	72
*Third Wave Technologies, Inc.	5,800	65
*Thoratec Corp.	5,100	89
*TranS1, Inc.	3,318	50
*United Therapeutics Corp.	200	20

Total		1,615

Industrials (0.6%)
*Aerovironment, Inc.	3,300	90
*Astronics Corp.	3,022	42
*Axsys Technologies, Inc.	2,482	129
Bucyrus International, Inc.	3,000	219
*Cornell Companies, Inc.	3,400	82
*Corrections Corp. of America	3,900	107
*Hill International, Inc.	3,500	58
*Hub Group, Inc. — Class A	2,900	99
Kaydon Corp.	2,100	108
Knight Transportation, Inc.	3,737	68
*Polypore International, Inc.	3,200	81
*Team, Inc.	4,000	137
*Titan Machinery, Inc.	4,000	125
*TransDigm Group, Inc.	2,400	81
Valmont Industries, Inc.	700	73
*VistaPrint, Ltd.	4,500	120
Walter Industries, Inc.	200	22

Total		1,641

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology (0.7%)
*Advanced Energy Industries, Inc.	10,441	143
*Atheros Communications, Inc.	3,300	99
*Bankrate, Inc.	1,379	54
*Blackboard, Inc.	3,500	134
*Cogo Group, Inc.	10,100	92
*comScore, Inc.	5,249	115
*Concur Technologies, Inc.	3,500	116
*DealerTrack Holdings, Inc.	1,679	24
*Diodes, Inc.	4,700	130
*F5 Networks, Inc.	3,300	94
*FLIR Systems, Inc.	1,100	45
*IHS, Inc. — Class A	2,000	139
*Mellanox Technologies, Ltd.	8,700	118
*Netlogic Microsystems, Inc.	2,700	90
*NeuStar, Inc. — Class A	3,300	71
*Omniture, Inc.	3,400	63
*Rubicon Technology, Inc.	3,201	65
*Sohu.com, Inc.	700	49
*SonicWALL, Inc.	8,590	55
*Stanley, Inc.	200	7
*Switch and Data Facilities Co., Inc.	5,432	92
*Synchronoss Technologies, Inc.	1,000	9
*Taleo Corp. — Class A	4,400	86
*Tessera Technologies, Inc.	1,300	21
*TriQuint Semiconductor, Inc.	7,700	47
*The Ultimate Software Group, Inc.	4,750	169
*ValueClick, Inc.	3,790	57

Domestic Common Stocks and Warrants (38.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
*VanceInfo Technologies, Inc., ADR	9,450	80
*Vocus, Inc.	2,800	90

Total		2,354

Materials (0.1%)
Airgas, Inc.	2,400	140
Silgan Holdings, Inc.	2,000	101

Total		241

Other Holdings (0.1%)
Financial Select Sector SPDR Fund	1,000	20
SPDR Metals & Mining	1,700	161

Total		181

Telecommunication Services (0.1%)
*Centennial Communications Corp.	16,300	114
*Glu Mobile, Inc.	5,533	27
*PAETEC Holding Corp.	7,900	50

Total		191

Utilities (0.1%)
ITC Holdings Corp.	3,100	158

Total		158

Total Small Cap Common Stocks		9,528

Total Domestic Common Stocks and Warrants (Cost: $101,364)		108,652

Foreign Common Stocks (14.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.7%)
Adidas AG	Germany	5,970	375
Aisin Seiki Co., Ltd.	Japan	700	23
Bridgestone Corp.	Japan	1,100	17
*Central European Media Enterprises, Ltd. — Class A	Czech Republic	1,095	99
Compagnie Financiere Richemont SA	Switzerland	3,465	191
Compass Group PLC	United Kingdom	31,280	235
Denso Corp.	Japan	700	24
Dentsu, Inc.	Japan	6	13
*Focus Media Holding, Ltd., ADR	China	5,200	144
Grupo Televisa SA, ADR	Mexico	3,400	80
Honda Motor Co., Ltd.	Japan	1,900	65
Makita Corp.	Japan	500	20
Matsushita Electric Industrial Co., Ltd.	Japan	2,000	43
*Mitsubishi Motors Corp.	Japan	12,000	22
Nikon Corp.	Japan	1,000	29
Nissan Motor Co., Ltd.	Japan	2,800	23
Rational AG	Germany	723	146
Sekisui House, Ltd.	Japan	2,000	19

Foreign Common Stocks (14.8%)	Country	Value $ (000’s)	Value $ (000’s)

Consumer Discretionary continued
Sharp Corp.	Japan	1,000	16
Sony Corp.	Japan	1,400	60
Suzuki Motor Corp.	Japan	700	17
Toyota Industries Corp.	Japan	600	19
Toyota Motor Corp.	Japan	3,300	155
Yamada Denki Co., Ltd.	Japan	290	21

Total			1,856

Consumer Staples (1.3%)
Aeon Co., Ltd.	Japan	1,600	20
Asahi Breweries, Ltd.	Japan	1,100	21
Cadbury PLC	United Kingdom	14,860	186
Carrefour SA	France	1,705	96
Coca-Cola Hellenic Bottling Co. SA	Greece	7,915	215
Imperial Tobacco Group PLC	United Kingdom	4,225	157
IOI Corp. Bhd	Malaysia	121,000	276
Japan Tobacco, Inc.	Japan	6	26
Kao Corp.	Japan	1,000	26
Kerry Group PLC — Class A	Ireland	8,140	241
Kirin Holdings Co., Ltd.	Japan	1,000	16

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (14.8%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
KT&G Corp.	South Korea	1,547	133
Nestle SA	Switzerland	14,650	660
Pernod-Ricard SA	France	1,385	142
Reckitt Benckiser Group PLC	United Kingdom	8,830	447
Seven & I Holdings Co., Ltd.	Japan	1,200	34
Shiseido Co., Ltd.	Japan	1,000	23
Shoppers Drug Mart Corp.	Canada	5,305	291
Unilever NV	Netherlands	10,275	291
Woolworths, Ltd.	Australia	17,324	406

Total			3,707

Energy (2.0%)
*Artumas Group, Inc.	Norway	15,620	78
BP PLC	United Kingdom	72,790	844
CNOOC, Ltd.	Hong Kong	175,000	304
Eni SPA	Italy	15,200	566
INPEX Holdings, Inc.	Japan	1	13
Nexen, Inc.	Canada	16,260	648
Nippon Mining Holdings, Inc.	Japan	2,000	13
Nippon Oil Corp.	Japan	3,000	20
Oil Search, Ltd.	Australia	16,250	106
Petroleo Brasileiro SA, ADR	Brazil	11,200	793
Reliance Industries, Ltd.	India	7,826	381
Saipem SPA	Italy	18,730	878
Seadrill, Ltd.	Norway	13,100	400
Suncor Energy, Inc.	Canada	9,010	523

Total			5,567

Financials (2.4%)
Anglo Irish Bank Corp. PLC	Ireland	17,430	162
Banco Espirito Santo SA	Portugal	22,155	344
Banco Santander SA	Spain	25,580	467
The Bank of Yokohama, Ltd.	Japan	5,000	34
Barclays PLC, ADR	United Kingdom	2,900	67
BNP Paribas	France	2,385	214
Cathay Financial Holding Co., Ltd.	Taiwan	164,000	354
Chuo Mitsui Trust Holdings, Inc.	Japan	3,000	18
Daiwa House Industry Co., Ltd.	Japan	2,000	19
Daiwa Securities Group, Inc.	Japan	2,000	18
Erste Bank der Oesterreichischen Sparkassen AG	Austria	1,300	80
Hang Seng Bank, Ltd.	Hong Kong	11,500	242
HBOS PLC	United Kingdom	7,315	40
*HBOS PLC — Rights	United Kingdom	2,926	1
Housing Development Finance Corp., Ltd.	India	6,907	316
HSBC Holdings PLC, ADR	United Kingdom	5,000	384
Industrial and Commercial Bank of China, Ltd. — Class H	China	329,000	224
Intesa Sanpaolo SPA	Italy	34,145	194
Julius Baer Holding AG	Switzerland	7,645	512
Manulife Financial Corp.	Canada	15,790	549
Mitsubishi Estate Co., Ltd.	Japan	2,000	46
Mitsubishi UFJ Financial Group, Inc.	Japan	11,100	98
Mitsui Fudosan Co., Ltd.	Japan	1,000	21

Foreign Common Stocks (14.8%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
*Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	700	24
Mizuho Financial Group, Inc.	Japan	14	65
NIPPONKOA Insurance Co., Ltd.	Japan	3,000	26
Nomura Holdings, Inc.	Japan	2,400	35
ORIX Corp.	Japan	170	25
Piraeus Bank SA	Greece	12,054	327
Prudential PLC	United Kingdom	19,133	203
Resona Holdings, Inc.	Japan	11	17
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,081	225
Sompo Japan Insurance, Inc.	Japan	2,000	19
Standard Chartered PLC	United Kingdom	7,210	204
Sumitomo Mitsui Financial Group, Inc.	Japan	10	75
Sumitomo Realty & Development Co., Ltd.	Japan	1,000	20
The Sumitomo Trust and Banking Co., Ltd.	Japan	3,000	21
Sun Hung Kai Properties, Ltd.	Hong Kong	4,000	54
T&D Holdings, Inc.	Japan	300	19
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	12,425	106
Tokio Marine Holdings, Inc.	Japan	700	27
The Toronto-Dominion Bank	Canada	4,830	304
*UBS AG	Switzerland	4,551	94
UniCredit SPA	Italy	55,040	335
Zurich Financial Services AG	Switzerland	992	253

Total			6,882

Health Care (1.2%)
Astellas Pharma, Inc.	Japan	700	30
CSL, Ltd.	Australia	17,275	592
Daiichi Sankyo Co., Ltd.	Japan	1,100	30
Eisai Co., Ltd.	Japan	600	21
*Elan Corp. PLC, ADR	Ireland	1,310	47
Fresenius Medical Care AG & Co. KGaA	Germany	3,920	216
Getinge AB — Class B	Sweden	17,850	436
Lonza Group AG	Switzerland	1,600	221
Novartis AG	Switzerland	7,380	405
Roche Holding AG	Switzerland	3,985	715
Stada Arzneimittel AG	Germany	2,460	176
Takeda Pharmaceutical Co., Ltd.	Japan	1,000	51
Terumo Corp.	Japan	400	20
Teva Pharmaceutical Industries, Ltd., ADR	Israel	10,140	464

Total			3,424

Industrials (2.0%)
*ABB, Ltd., ADR	Switzerland	18,795	532
Alstom SA	France	2,205	506
Asahi Glass Co., Ltd.	Japan	2,000	24
BAE Systems PLC	United Kingdom	27,890	245
Bharat Heavy Electricals, Ltd.	India	2,793	90
Central Japan Railway Co.	Japan	5	55
Chemring Group PLC	United Kingdom	2,260	106
Dai Nippon Printing Co., Ltd.	Japan	1,000	15
Daikin Industries, Ltd.	Japan	500	25
Deutsche Post AG	Germany	2,635	69
East Japan Railway Co.	Japan	6	49

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (14.8%)	Country	Shares/ $ Par	Value $ (000’s)

Industrials continued
Fanuc, Ltd.	Japan	300	29
Far Eastern Textile Co., Ltd.	Taiwan	334,000	434
FLSmidth & Co. A/S	Denmark	4,644	509
Itochu Corp.	Japan	2,000	21
Jaiprakash Associates, Ltd.	India	19,647	66
Komatsu, Ltd.	Japan	1,200	33
Kubota Corp.	Japan	2,000	14
Kuehne + Nagel International AG	Switzerland	2,135	202
Leighton Holdings, Ltd.	Australia	4,575	220
LG Corp.	South Korea	1,842	119
Marubeni Corp.	Japan	3,000	25
Mitsubishi Corp.	Japan	22,100	728
Mitsubishi Electric Corp.	Japan	3,000	32
Mitsubishi Heavy Industries, Ltd.	Japan	6,000	29
Mitsui & Co., Ltd.	Japan	2,000	44
Mitsui OSK Lines, Ltd.	Japan	2,000	29
*Morphic Technologies AB	Sweden	39,800	63
Nippon Yusen Kabushiki Kaisha	Japan	2,000	19
*Q-Cells AG	Germany	880	89
*Renewable Energy Corp. AS	Norway	3,900	101
Secom Co., Ltd.	Japan	500	24
Sumitomo Corp.	Japan	1,900	25
Sumitomo Electric Industries, Ltd.	Japan	1,500	19
Vallourec SA	France	620	217
*Vestas Wind Systems A/S	Denmark	4,750	621
West Japan Railway Co.	Japan	7	34

Total			5,462

Information Technology (1.0%)
*Autonomy Corp. PLC	United Kingdom	18,997	342
Canon, Inc.	Japan	1,500	77
EVS Broadcast Equipment SA	Belgium	2,470	220
FUJIFILM Holdings Corp.	Japan	700	24
Fujitsu, Ltd.	Japan	4,000	30
*Gresham Computing PLC	United Kingdom	36,400	41
Hitachi, Ltd.	Japan	5,000	36
Hoya Corp.	Japan	900	21
Ibiden Co., Ltd.	Japan	400	14
Keyence Corp.	Japan	100	24
Kontron AG	Germany	12,190	167
Kyocera Corp.	Japan	200	19
Murata Manufacturing Co., Ltd.	Japan	400	19
NEC Corp.	Japan	4,000	21
Nidec Corp.	Japan	200	13
Nintendo Co., Ltd.	Japan	200	113
Nippon Electric Glass Co., Ltd.	Japan	30,000	520
Ricoh Co., Ltd.	Japan	1,000	18
Samsung Electronics Co., Ltd.	South Korea	237	142
TDK Corp.	Japan	200	12
*Temenos Group AG	Switzerland	19,748	609
Tokyo Electron, Ltd.	Japan	300	17
Toshiba Corp.	Japan	4,000	29
United Internet AG	Germany	19,525	384

Total			2,912

Materials (2.3%)
Anglo American PLC	United Kingdom	7,164	507
ArcelorMittal	Netherlands	3,420	338
Asahi Kasei Corp.	Japan	4,000	21
BHP Billiton, Ltd.	Australia	18,470	787
Companhia Vale do Rio Doce, ADR	Brazil	16,335	585

Foreign Common Stocks (14.8%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
*Eurasian Natural Resources Corp.	United Kingdom	2,290	61
Goldcorp, Inc.	Canada	5,385	249
Huabao International Holdings, Ltd.	Hong Kong	155,000	147
Impala Platinum Holdings, Ltd.	South Africa	5,306	209
*Intex Resources ASA	Norway	63,255	74
JFE Holdings, Inc.	Japan	700	35
K+S AG	Germany	2,045	1,172
Kobe Steel, Ltd.	Japan	5,000	14
Nippon Steel Corp.	Japan	7,000	38
Nitto Denko Corp.	Japan	500	19
Potash Corp. of Saskatchewan, Inc.	Canada	4,445	1,016
Shin-Etsu Chemical Co., Ltd.	Japan	500	31
Sumitomo Chemical Co., Ltd.	Japan	3,000	19
Sumitomo Metal Industries, Ltd.	Japan	5,000	22
Sumitomo Metal Mining Co., Ltd.	Japan	1,000	15
Syngenta AG	Switzerland	1,965	636
Toray Industries, Inc.	Japan	4,000	21
Yara International ASA	Norway	5,550	490

Total			6,506

Other Holdings (0.6%)
iShares MSCI Japan Index Fund	Japan	91,345	1,140
iShares MSCI Singapore Index Fund	Singapore	32,865	407

Total			1,547

Telecommunications (0.5%)
China Mobile, Ltd.	Hong Kong	13,000	174
Chunghwa Telecom Co., Ltd.	Taiwan	60,000	155
KDDI Corp.	Japan	5	31
Nippon Telegraph and Telephone Corp.	Japan	6	29
NTT DoCoMo, Inc.	Japan	24	35
SOFTBANK Corp.	Japan	1,500	25
Telefonica SA	Spain	15,039	397
Vodafone Group PLC	United Kingdom	179,195	529

Total			1,375

Utilities (0.8%)
CEZ	Czech Republic	3,350	297
Chubu Electric Power Co., Inc.	Japan	1,000	24
E.ON AG	Germany	3,270	660
*EDP Renovaveis SA	Portugal	641	7
Fortum OYJ	Finland	5,050	256
The Kansai Electric Power Co.	Japan	1,000	23
Kyushu Electric Power Co., Inc.	Japan	1,400	29
National Grid PLC	United Kingdom	6,285	82
Osaka Gas Co., Ltd.	Japan	5,000	18
*PT Perusahaan Gas Negara	Indonesia	109,500	155
Suez SA	France	7,600	516
Tohoku Electric Power Co., Inc.	Japan	1,500	33
The Tokyo Electric Power Co., Inc.	Japan	1,400	36
Tokyo Gas Co., Ltd.	Japan	5,000	20

Total			2,156

Total Foreign Common Stocks (Cost: $38,871)			41,394

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.3%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	15,000	14
Boeing Capital Corp., 4.75%, 8/25/08	255,000	256
General Dynamics Corp., 4.25%, 5/15/13	55,000	54
L-3 Communications Corp., 6.375%, 10/15/15	245,000	229
Lockheed Martin Corp., 7.65%, 5/1/16	100,000	114
Raytheon Co., 5.50%, 11/15/12	305,000	313

Total		980

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 5.75%, 5/18/09	155,000	157
Daimler Finance North America LLC, 8.50%, 1/18/31	20,000	23

Total		180

Banking (0.9%)
Bank of America Corp., 8.00%, 1/30/18	25,000	23
The Bank of New York Mellon Corp., 4.95%, 11/1/12	45,000	45
Bank One Corp., 5.25%, 1/30/13	235,000	231
Citigroup, Inc., 5.125%, 5/5/14	120,000	115
Citigroup, Inc., 6.125%, 5/15/18	80,000	77
Citigroup Capital XXI, 8.30%, 12/21/57	10,000	9
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	5,000	4
Credit Suisse/New York NY, 5.00%, 5/15/13	140,000	136
Credit Suisse/New York NY, 6.00%, 2/15/18	10,000	10
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	60,000	51
Fifth Third Bancorp, 8.25%, 3/1/38	25,000	20
HSBC Finance Corp., 4.125%, 11/16/09	195,000	194
JPMorgan Chase & Co., 7.90%, 4/30/18	85,000	80
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	241
Mellon Funding Corp., 6.375%, 2/15/10	260,000	266
The Northern Trust Corp., 5.30%, 8/29/11	45,000	46
PNC Financial Services Group, Inc., 8.25%, 5/21/13	125,000	125

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
PNC Funding Corp., 5.625%, 2/1/17	50,000	47
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	240
U.S. Bank National Association, 4.80%, 4/15/15	90,000	87
UnionBanCal Corp., 5.25%, 12/16/13	50,000	47
Wachovia Corp., 5.35%, 3/15/11	175,000	171
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	61
Zions Bancorporation, 5.50%, 11/16/15	125,000	100

Total		2,426

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	15,000	13
Bottling Group LLC, 4.625%, 11/15/12	35,000	35
Bottling Group LLC, 5.50%, 4/1/16	65,000	65
The Coca-Cola Co., 5.35%, 11/15/17	60,000	60
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	86
Diageo Capital PLC, 4.375%, 5/3/10	45,000	45
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18 144A	35,000	35
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38 144A	10,000	10
PepsiCo, Inc., 4.65%, 2/15/13	30,000	30
PepsiCo, Inc., 5.00%, 6/1/18	10,000	10
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	160

Total		549

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	37

Total		37

Cable/Media/Broadcasting/Satellite (0.3%)
CBS Corp., 6.625%, 5/15/11	25,000	26
Comcast Corp., 5.90%, 3/15/16	115,000	112
Comcast Corp., 6.50%, 11/15/35	15,000	14
Cox Communications, Inc., 4.625%, 1/15/10	45,000	45
Historic TW, Inc., 6.625%, 5/15/29	90,000	82

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Historic TW, Inc., 6.875%, 6/15/18	10,000	10
News America, Inc., 6.40%, 12/15/35	40,000	38
Rogers Communications, Inc., 5.50%, 3/15/14	275,000	264
Rogers Communications, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	68
Time Warner Cable, Inc., 5.40%, 7/2/12	40,000	40
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	59
Viacom, Inc., 5.75%, 4/30/11	65,000	65

Total		833

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	10,000	10
Monsanto Co., 5.125%, 4/15/18	5,000	5
United Technologies Corp., 6.35%, 3/1/11	60,000	63

Total		78

Consumer Products (0.0%)
Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	15
Fortune Brands, Inc., 5.375%, 1/15/16	35,000	33
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	38

Total		86

Electric Utilities (1.4%)
Bruce Mansfield Unit, 6.85%, 6/1/34	30,000	30
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	25
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	20
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	15
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	10
CMS Energy Corp., 6.875%, 12/15/15	100,000	99
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	10

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	30,000	30
Consolidated Edison Co. of New York, Inc., 5.50%, 9/15/16	35,000	35
Consumers Energy Co., 4.80%, 2/17/09	310,000	310
Dominion Resources, Inc., 6.40%, 6/15/18	10,000	10
DTE Energy Co., 7.05%, 6/1/11	380,000	393
Duke Energy Carolinas LLC, 6.45%, 10/15/32	100,000	101
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	51
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	50
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	58
Florida Power & Light Co., 5.625%, 4/1/34	15,000	14
Florida Power Corp., 4.50%, 6/1/10	178,000	180
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	151
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	52,990	52
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	95
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	44
Nevada Power Co., 5.875%, 1/15/15	115,000	115
Nevada Power Co., 5.95%, 3/15/16	10,000	10
Nevada Power Co., 6.50%, 5/15/18	95,000	97
Northern States Power Co., 5.25%, 10/1/18	15,000	15
Ohio Edison Co., 6.875%, 7/15/36	5,000	5
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	74
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	54
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	25,000	24
PacifiCorp, 5.45%, 9/15/13	240,000	245
PacifiCorp, 5.75%, 4/1/37	55,000	51
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	5

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	121
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	22
PPL Energy Supply LLC, 6.50%, 5/1/18	20,000	20
Progress Energy, Inc., 6.85%, 4/15/12	60,000	63
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	112
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	100
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	90
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	56
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	15
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	10
SCANA Corp., 6.25%, 4/1/20	20,000	20
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	29
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	15
Southern California Edison Co., 5.00%, 1/15/16	75,000	74
Southern California Edison Co., 5.55%, 1/15/37	10,000	9
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Tampa Electric Co., 6.10%, 5/15/18	125,000	125
Tampa Electric Co., 6.15%, 5/15/37	25,000	23
Tampa Electric Co., 6.55%, 5/15/36	30,000	29
The Toledo Edison Co., 6.15%, 5/15/37	75,000	65
Union Electric Co., 6.40%, 6/15/17	10,000	10
Union Electric Co., 6.70%, 2/1/19	10,000	10
Virginia Electric and Power Co., 5.25%, 12/15/15	210,000	204
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	50

Total		3,829

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Food Processors (0.2%)
Delhaize Group, 6.50%, 6/15/17	40,000	40
General Mills, Inc., 5.70%, 2/15/17	55,000	55
Kellogg Co., 6.60%, 4/1/11	295,000	310
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	169
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	25
Kraft Foods, Inc., 6.875%, 1/26/39	25,000	24
Smithfield Foods, Inc., 7.75%, 5/15/13	55,000	49

Total		672

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	21
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	95,000	84
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	150,000	137

Total		242

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	124
El Paso Corp., 7.00%, 6/15/17	25,000	24
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	102
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	135,000	131
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	19

Total		400

Independent Finance (0.1%)
General Electric Capital Corp., 5.875%, 1/14/38	10,000	9
GMAC LLC, 6.00%, 12/15/11	125,000	86
International Lease Finance Corp., 4.75%, 1/13/12	100,000	88
iStar Financial, Inc., 5.15%, 3/1/12	90,000	74
iStar Financial, Inc., 8.625%, 6/1/13	15,000	14

Total		271

Industrials-Other (0.1%)
Centex Corp., 7.875%, 2/1/11	15,000	14
D.R. Horton, Inc., 5.375%, 6/15/12	30,000	26
D.R. Horton, Inc., 7.875%, 8/15/11	10,000	10
KB Home, 7.75%, 2/1/10	95,000	96

Total		146

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	65,000	65
Fiserv, Inc., 6.80%, 11/20/17	65,000	66
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	37

Total		168

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	4

Total		4

Machinery (0.0%)
Case Corp., 7.25%, 1/15/16	110,000	107

Total		107

Metals/Mining (0.1%)
Alcoa, Inc., 5.72%, 2/23/19	100,000	93
Alcoa, Inc., 5.90%, 2/1/27	55,000	49
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	40,000	42

Total		184

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	38
Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	50
Countrywide Home Loans, Inc., 4.125%, 9/15/09	15,000	14
Residential Capital LLC, 9.625%, 5/15/15 144A	104,000	51

Total		153

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	25,000	22
NiSource Finance Corp., 5.40%, 7/15/14	45,000	42
NiSource Finance Corp., 6.40%, 3/15/18	10,000	10
NiSource Finance Corp., 6.80%, 1/15/19	20,000	20

Total		94

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	45,000	45

Total		45

Oil and Gas (0.4%)
Anadarko Finance Co., 7.50%, 5/1/31	50,000	54

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	24
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	35,000	33
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	44
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	45,000	46
Devon Energy Corp., 7.95%, 4/15/32	25,000	30
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	137
EnCana Corp., 6.50%, 2/1/38	15,000	15
EnCana Corp., 6.625%, 8/15/37	5,000	5
EnCana Holdings Finance Corp., 5.80%, 5/1/14	60,000	61
Hess Corp., 7.125%, 3/15/33	20,000	22
Marathon Oil Corp., 6.60%, 10/1/37	10,000	10
Nexen, Inc., 5.875%, 3/10/35	90,000	80
Nexen, Inc., 6.40%, 5/15/37	10,000	9
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	15,000	15
Petro-Canada, 5.95%, 5/15/35	45,000	40
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	103
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	19
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	15
Sunoco, Inc., 5.75%, 1/15/17	65,000	62
Talisman Energy, Inc., 5.85%, 2/1/37	53,000	46
Tesoro Corp., 6.25%, 11/1/12	120,000	114
Tesoro Corp., 6.50%, 6/1/17	140,000	125
Valero Energy Corp., 6.125%, 6/15/17	15,000	14
Valero Energy Corp., 6.625%, 6/15/37	90,000	83
XTO Energy, Inc., 5.30%, 6/30/15	15,000	15

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
XTO Energy, Inc., 6.75%, 8/1/37	10,000	10

Total		1,236

Other Finance (0.1%)
Capmark Financial Group, Inc., 6.30%, 5/10/17	5,000	3
Eaton Vance Corp., 6.50%, 10/2/17	5,000	5
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	15,000	15
SLM Corp., 5.375%, 1/15/13	10,000	9
SLM Corp., 5.375%, 5/15/14	35,000	31
SLM Corp., 5.45%, 4/25/11	255,000	233

Total		296

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48

Total		48

Paper and Forest Products (0.0%)
International Paper Co., 7.95%, 6/15/18	20,000	20

Total		20

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	5,000	5
Bristol-Myers Squibb Co., 6.125%, 5/1/38	25,000	24
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	30,000	30
Wyeth, 5.50%, 2/1/14	60,000	60
Wyeth, 5.95%, 4/1/37	40,000	39

Total		158

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	15,000	13

Total		13

Railroads (0.2%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	5,000	4
CSX Corp., 5.60%, 5/1/17	15,000	14
CSX Corp., 6.25%, 3/15/18	40,000	39

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 5.65%, 5/1/17	15,000	15
Union Pacific Corp., 5.75%, 11/15/17	5,000	5
Union Pacific Corp., 6.65%, 1/15/11	45,000	46
Union Pacific Corp., 7.375%, 9/15/09	240,000	245

Total		424

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	22
Colonial Realty LP, 6.05%, 9/1/16	20,000	18
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	75
Duke Realty LP, 5.95%, 2/15/17	45,000	42
ERP Operating LP, 5.25%, 9/15/14	120,000	112
ERP Operating LP, 5.75%, 6/15/17	25,000	23
First Industrial LP, 5.25%, 6/15/09	50,000	50
HCP, Inc., 6.00%, 1/30/17	25,000	22
HCP, Inc., 6.70%, 1/30/18	10,000	9
HRPT Properties Trust, 5.75%, 11/1/15	65,000	59
ProLogis, 5.50%, 3/1/13	115,000	111
ProLogis, 5.75%, 4/1/16	65,000	61
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	197
Simon Property Group LP, 5.375%, 6/1/11	195,000	192
Simon Property Group LP, 5.60%, 9/1/11	50,000	49
Simon Property Group LP, 6.10%, 5/1/16	95,000	93

Total		1,160

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	10,000	9
Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	30
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	42

Total		81

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	59

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug continued
CVS/Caremark Corp., 6.125%, 8/15/16	25,000	25
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	39
The Kroger Co., 6.15%, 1/15/20	10,000	10
The Kroger Co., 6.80%, 12/15/18	5,000	5
The Kroger Co., 7.00%, 5/1/18	30,000	32

Total		170

Retail Stores (0.2%)
Costco Wholesale Corp., 5.30%, 3/15/12	15,000	16
The Home Depot, Inc., 5.875%, 12/16/36	105,000	86
J.C. Penney Corp., Inc., 5.75%, 2/15/18	5,000	4
J.C. Penney Corp., Inc., 6.375%, 10/15/36	10,000	8
J.C. Penney Corp., Inc., 6.875%, 10/15/15	30,000	29
J.C. Penney Corp., Inc., 7.95%, 4/1/17	40,000	41
Kohl’s Corp., 6.25%, 12/15/17	20,000	19
Kohl’s Corp., 6.875%, 12/15/37	15,000	14
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	320,000	320
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	5,000	4
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	8
Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	50,000	50
Nordstrom, Inc., 7.00%, 1/15/38	15,000	14
Target Corp., 5.375%, 5/1/17	35,000	34
Target Corp., 6.50%, 10/15/37	20,000	19

Total		666

Security Brokers and Dealers (0.3%)
The Bear Stearns Companies, Inc., 7.25%, 2/1/18	30,000	31
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	180,000	175
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	65,000	59
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	25,000	22
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	60,000	53
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	30,000	28

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Security Brokers and Dealers continued
Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	24
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	60,000	55
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	17
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	180,000	167
Morgan Stanley, 6.25%, 8/9/26	50,000	44
Morgan Stanley, 6.625%, 4/1/18	70,000	66

Total		741

Telecommunications (0.5%)
AT&T Corp., 8.00%, 11/15/31	200,000	230
British Telecommunications PLC, 8.625%, 12/15/30	35,000	42
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	35,000	34
Embarq Corp., 6.738%, 6/1/13	50,000	48
Embarq Corp., 7.082%, 6/1/16	35,000	33
Embarq Corp., 7.995%, 6/1/36	10,000	9
France Telecom SA, 8.50%, 3/1/31	55,000	67
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	50
Sprint Capital Corp., 8.375%, 3/15/12	185,000	183
Sprint Capital Corp., 8.75%, 3/15/32	30,000	29
Sprint Nextel Corp., 6.00%, 12/1/16	15,000	13
Telecom Italia Capital SA, 4.00%, 1/15/10	130,000	128
Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	102
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	71
Verizon Communications, Inc., 6.10%, 4/15/18	115,000	114
Vodafone Group PLC, 5.50%, 6/15/11	160,000	162

Total		1,315

Tobacco (0.1%)
Philip Morris International, Inc., 5.65%, 5/16/18	40,000	39
Philip Morris International, Inc., 6.375%, 5/16/38	30,000	29
Reynolds American, Inc., 6.75%, 6/15/17	15,000	15

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Tobacco continued
Reynolds American, Inc., 7.25%, 6/15/37	15,000	15
Reynolds American, Inc., 7.625%, 6/1/16	115,000	120

Total		218

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	46
Johnson Controls, Inc., 5.50%, 1/15/16	45,000	43
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	27

Total		116

Yankee Sovereign (0.1%)
Mexico Government International Bond, 5.625%, 1/15/17	110,000	111
Mexico Government International Bond, 6.05%, 1/11/40	25,000	24

Total		135

Total Investment Grade Segment (Cost: $18,975)		18,281

Governments (5.5%)

Governments (5.5%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	106
(n)Overseas Private Investment, 4.10%, 11/15/14	81,360	81
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	20,000	20
(e)Tennessee Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	889
(b)US Treasury, 2.625%, 5/31/10	1,400,000	1,401
(b)US Treasury, 3.50%, 5/31/13	7,375,000	7,430
(k)US Treasury, 3.875%, 5/15/18	35,000	35
US Treasury, 4.00%, 8/31/09	812,000	827
US Treasury, 4.25%, 11/15/17	282,000	288
US Treasury, 4.625%, 7/31/09	479,000	490
US Treasury, 5.00%, 5/15/37	300,000	322
(b)US Treasury Inflation Index Bond, 1.625%, 1/15/18	1,681,361	1,708
(b)US Treasury Inflation Index Bond, 2.00%, 4/15/12	1,378,089	1,454

Governments (5.5%)	Shares/ $ Par	Value $ (000’s)

Governments continued
(b)US Treasury Inflation Index Bond, 2.625%, 7/15/17	286,019	316
Wells Fargo Capital XIII, 7.70%, 3/26/13	125,000	124

Total Governments (Cost: $15,390)		15,491

Structured Products (12.2%)

Structured Products (12.2%)
AEP Texas Central Transition Funding LLC, 5.306%, 7/1/21	1,183,000	1,128
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.582%, 2/14/43 IO	3,217,969	120
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	101,691	92
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	122,929	115
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 5/10/17	151,000	143
Banc of America Funding Corp., Series 2007-1, Class TA1A, 2.542%, 1/25/37	163,303	153
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.573%, 5/25/37	219,117	189
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.655%, 8/25/34	288,000	288
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.572%, 6/25/34	645,000	639
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	136
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	23,937	24

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	336,000	319
Citigroup Mortgage Loan Trust, Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	49,676	47
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	75,873	74
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.489%, 1/25/36	76,563	75
(n)Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	135,284	127
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 7/25/36	148,346	144
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	129,120	122
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	180,521	176
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	405,394	394
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	260,454	259
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	37,294	37
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	134,088	133
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	141,888	141
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	49,629	50
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	143,889	146
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	26,312	27
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	198,993	200
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	500,574	504

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	125,649	124
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	779,273	768
Federal Home Loan Mortgage Corp., 5.50%, 11/1/37	201,047	198
Federal Home Loan Mortgage Corp. TBA, 5.00%, 7/1/38	1,500,000	1,438
Federal Home Loan Mortgage Corp. TBA, 6.00%, 7/1/38	2,043,000	2,064
(b)Federal National Mortgage Association, 4.50%, 6/1/19	352,536	344
Federal National Mortgage Association, 4.50%, 12/1/19	40,070	39
Federal National Mortgage Association, 4.50%, 7/1/20	213,207	207
Federal National Mortgage Association, 5.00%, 3/1/20	167,334	167
Federal National Mortgage Association, 5.00%, 4/1/20	65,406	65
Federal National Mortgage Association, 5.00%, 5/1/20	263,399	261
(b)Federal National Mortgage Association, 5.00%, 11/1/34	973,684	938
Federal National Mortgage Association, 5.00%, 4/1/35	143,435	138
Federal National Mortgage Association, 5.00%, 7/1/35	398,301	383
Federal National Mortgage Association, 5.00%, 10/1/35	74,933	72
Federal National Mortgage Association, 5.32%, 4/1/14	136,824	138

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	154
(b)Federal National Mortgage Association, 5.50%, 4/1/21	153,605	155
(b)Federal National Mortgage Association, 5.50%, 10/1/34	507,603	502
Federal National Mortgage Association, 5.50%, 3/1/35	168,698	167
Federal National Mortgage Association, 5.50%, 7/1/35	68,339	68
Federal National Mortgage Association, 5.50%, 8/1/35	113,755	112
Federal National Mortgage Association, 5.50%, 9/1/35	1,158,895	1,145
(b)Federal National Mortgage Association, 5.50%, 10/1/35	1,233,687	1,221
(b)Federal National Mortgage Association, 5.50%, 11/1/35	881,930	872
(b)Federal National Mortgage Association, 5.50%, 2/1/37	779,394	769
(b)Federal National Mortgage Association, 5.50%, 2/1/38	2,045,240	2,020
(b)Federal National Mortgage Association, 5.50%, 4/1/38	2,971,998	2,934
(b)Federal National Mortgage Association, 6.00%, 10/1/34	488,696	495
(b)Federal National Mortgage Association, 6.00%, 11/1/34	349,323	354
Federal National Mortgage Association, 6.00%, 5/1/35	14,714	15

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 6/1/35	3,171	3
Federal National Mortgage Association, 6.00%, 7/1/35	179,438	181
Federal National Mortgage Association, 6.00%, 10/1/35	144,030	146
Federal National Mortgage Association, 6.00%, 11/1/35	302,724	306
Federal National Mortgage Association, 6.00%, 9/1/36	219,048	221
(b)Federal National Mortgage Association, 6.00%, 6/1/38	576,000	582
Federal National Mortgage Association, 6.50%, 9/1/31	41,229	43
Federal National Mortgage Association, 6.50%, 11/1/35	122,665	126
Federal National Mortgage Association, 6.50%, 12/1/35	192,522	199
Federal National Mortgage Association, 6.50%, 4/1/36	80,350	83
Federal National Mortgage Association, 6.50%, 11/1/36	21,423	22
Federal National Mortgage Association, 6.50%, 12/1/36	74,896	77
Federal National Mortgage Association, 6.50%, 2/1/37	71,043	73
Federal National Mortgage Association, 6.50%, 3/1/37	327,401	338
Federal National Mortgage Association, 6.50%, 7/1/37	217,566	224
Federal National Mortgage Association, 6.50%, 8/1/37	1,234,198	1,272
Federal National Mortgage Association, Series 2002-4, Class A4, 6.25%, 5/25/42	377,624	393
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	555
FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A2, 5.651%, 4/25/16	445,495	450

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
(n)Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	373,049	369
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	206,219	192
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	158,775	164
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	107,248	106
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 2.54%, 11/5/21 144A	66,825	63
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	535,000	545
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	82,452	87
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.553%, 1/25/37	220,894	160
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	147,000	140
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	389
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 2.573%, 3/25/37	177,339	162
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.653%, 1/25/09	458,084	453
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.603%, 9/25/46	186,207	180
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.592%, 3/25/37	131,798	125

Structured Products (12.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.613%, 6/25/37	222,050	212
WaMu Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	175,154	172
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.056%, 10/25/33	156,000	156
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.698%, 11/25/34	86,703	81
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	428
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	258,245	243
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	221,607	211

Total Structured Products (Cost: $34,572)		34,261

Below Investment Grade Segment (6.9%)

Aerospace/Defense (0.2%)
BE Aerospace, Inc., 8.50%, 7/1/18	53,000	53
Bombardier, Inc., 8.00%, 11/15/14 144A	55,000	56
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	58
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	32,000	32
(c)Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	72,000	73
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	20,000	20

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense continued
L-3 Communications Corp., 6.375%, 10/15/15	165,000	155
L-3 Communications Corp., 7.625%, 6/15/12	105,000	106

Total		553

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	35,000	26
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	52
Ford Motor Co., 7.45%, 7/16/31	160,000	93
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100,000	73
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	55,000	47
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	189
General Motors Corp., 7.20%, 1/15/11	55,000	42
General Motors Corp., 8.375%, 7/15/33	155,000	92
Lear Corp., 8.75%, 12/1/16	64,000	50
TRW Automotive, Inc., 7.25%, 3/15/17 144A	65,000	55
Visteon Corp., 8.25%, 8/1/10	35,000	31
Visteon Corp., 12.25%, 12/31/16 144A	90,000	72

Total		822

Basic Materials (0.7%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	69,000	35
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	110,000	50
Arch Western Finance LLC, 6.75%, 7/1/13	45,000	44
Berry Plastics Corp., 7.568%, 2/15/15	50,000	48
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	35
Cascades, Inc., 7.25%, 2/15/13	35,000	30
Catalyst Paper Corp., Series D, 8.625%, 6/15/11	30,000	26
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	36,000	36
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	50

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	181
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	121
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	180,000	189
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	129
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	49
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	62
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	131
Huntsman LLC, 11.50%, 7/15/12	50,000	52
Huntsman International LLC, 7.375%, 1/1/15	55,000	48
International Paper Co., 7.95%, 6/15/18	45,000	45
Invista, 9.25%, 5/1/12 144A	55,000	56
Massey Energy Co., 6.625%, 11/15/10	60,000	60
Momentive Performance Materials, Inc., 9.75%, 12/1/14	35,000	30
(c)Momentive Performance Materials, Inc., 10.125%, 12/1/14	40,000	33
The Mosaic Co., 7.375%, 12/1/14 144A	25,000	26
Norampac Industries, Inc., 6.75%, 6/1/13	45,000	38
Novelis, Inc., 7.25%, 2/15/15	162,000	153
Peabody Energy Corp., 7.375%, 11/1/16	15,000	15
Peabody Energy Corp., 7.875%, 11/1/26	90,000	90
Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	55,000	44
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	70,000	61

Total		1,967

Capital Goods (0.2%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	35
Case New Holland, Inc., 7.125%, 3/1/14	100,000	98
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	43
RSC Equipment Rental, Inc., 9.50%, 12/1/14	88,000	73

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
SPX Corp., 7.625%, 12/15/14 144A	75,000	76
Terex Corp., 8.00%, 11/15/17	85,000	84
United Rentals North America, Inc., 6.50%, 2/15/12	120,000	109

Total		518

Consumer Products/Retailing (0.3%)
New Albertson’s, Inc., 7.25%, 5/1/13	105,000	106
Claire’s Stores, Inc., 10.50%, 6/1/17	50,000	20
Education Management LLC/Education Management Finance Corp., 10.25%, 6/1/16	110,000	101
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	82
Levi Strauss & Co., 8.875%, 4/1/16	90,000	88
Michaels Stores, Inc., 11.375%, 11/1/16	60,000	48
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	113
Phillips-Van Heusen Corp., 8.125%, 5/1/13	50,000	51
Rite Aid Corp., 7.50%, 3/1/17	86,000	69
Rite Aid Corp., 8.625%, 3/1/15	31,000	21
Rite Aid Corp., 9.375%, 12/15/15	45,000	30
(n)Rite Aid Corp., 10.375%, 7/15/16	35,000	32
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	80
Warnaco, Inc., 8.875%, 6/15/13	50,000	52

Total		893

Energy (0.9%)
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	92
Chaparral Energy, Inc., 8.875%, 2/1/17	90,000	78
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	55
Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	95
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	53
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	45
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	50
Cimarex Energy Co., 7.125%, 5/1/17	80,000	79
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	55
Complete Production Services, Inc., 8.00%, 12/15/16	60,000	60
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	63
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	60
El Paso Corp., 7.25%, 6/1/18	90,000	89
El Paso Corp., 7.75%, 1/15/32	90,000	90
Forest Oil Corp., 7.25%, 6/15/19 144A	35,000	34
Forest Oil Corp., 7.25%, 6/15/19	55,000	53
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	103
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16 144A	5,000	5
Key Energy Services, Inc., 8.375%, 12/1/14 144A	85,000	87
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	45
Linn Energy LLC, 9.875%, 7/1/18 144A	55,000	54
Mariner Energy, Inc., 8.00%, 5/15/17	59,000	57
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	65,000	60
Newfield Exploration Co., 7.125%, 5/15/18	40,000	38
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	134
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	70,000	68
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	116
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	46
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	37
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	53
Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	35
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	76
Range Resources Corp., 6.375%, 3/15/15	72,000	69

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Range Resources Corp., 7.25%, 5/1/18	10,000	10
Range Resources Corp., 7.50%, 5/15/16	15,000	15
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	35
Sesi LLC, 6.875%, 6/1/14	85,000	81
Sonat, Inc., 7.625%, 7/15/11	25,000	25
Southwestern Energy Co., 7.50%, 2/1/18 144A	70,000	72
Targa Resources Partners LP, 8.25%, 7/1/16 144A	40,000	39
Tesoro Corp., 6.25%, 11/1/12	40,000	38
Tesoro Corp., 6.625%, 11/1/15	175,000	161
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	82
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	107

Total		2,846

Financials (0.4%)
Bank of America Corp., 8.125%, 12/29/49	85,000	80
Citigroup, Inc., 8.40%, 4/30/18	85,000	81
Countrywide Home Loans, Inc., 6.25%, 4/15/09	85,000	84
E*TRADE Financial Corp., 7.375%, 9/15/13	5,000	4
E*TRADE Financial Corp., 7.875%, 12/1/15	45,000	39
E*TRADE Financial Corp., 8.00%, 6/15/11	55,000	51
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	150,000	110
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	40,000	34
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	305,000	198
iStar Financial, Inc., 6.00%, 12/15/10	60,000	51
iStar Financial, Inc., 8.625%, 6/1/13	50,000	46
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	39
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	65,000	60
Residential Capital LLC, 9.625%, 5/15/15 144A	72,000	35
SLM Corp., 4.00%, 1/15/10	100,000	93

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	60
Wachovia Corp., 7.98%, 3/15/18	85,000	78

Total		1,143

Foods (0.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	80,000	75
Constellation Brands, Inc., 7.25%, 5/15/17	70,000	65
Constellation Brands, Inc., 8.375%, 12/15/14	40,000	41
Dole Food Co., Inc., 8.625%, 5/1/09	95,000	91
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	57
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	24
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
9.25%, 4/1/15	55,000	48
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625%, 4/1/17	110,000	88
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	73
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	50

Total		612

Gaming/Leisure/Lodging (0.7%)
AMC Entertainment, Inc., 11.00%, 2/1/16	99,000	98
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	86
Caesars Entertainment, Inc., 7.875%, 3/15/10	60,000	55
Caesars Entertainment, Inc., 8.125%, 5/15/11	135,000	108
Felcor Lodging LP, 8.50%, 6/1/11	83,000	81
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	55,000	49
Harrah’s Operating Co., Inc., 10.75%, 2/1/16 144A	150,000	125
The Hertz Corp., 8.875%, 1/1/14	60,000	55
Host Hotels & Resorts LP, 7.125%, 11/1/13	210,000	194
Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	128
Mandalay Resort Group, 9.375%, 2/15/10	50,000	50
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	97

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
MGM MIRAGE, Inc., 6.75%, 9/1/12	105,000	94
MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	119
MGM MIRAGE, Inc., 8.375%, 2/1/11	45,000	43
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	75
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	27
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	58
Seminole Hard Rock Entertainment, Inc., 5.276%, 3/15/14 144A	45,000	38
Station Casinos, Inc., 6.00%, 4/1/12	120,000	95
Station Casinos, Inc., 6.625%, 3/15/18	45,000	24
Station Casinos, Inc., 6.875%, 3/1/16	45,000	25
Universal City Development Partners, 11.75%, 4/1/10	44,000	45
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	33,000	33
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	175,000	161

Total		1,963

Health Care/Pharmaceuticals (0.4%)
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	79,000	71
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	180,000	181
FMC Finance III SA, 6.875%, 7/15/17	105,000	103
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA, Inc., 6.75%, 7/15/13	75,000	66
HCA, Inc., 9.125%, 11/15/14	58,000	59
HCA, Inc., 9.25%, 11/15/16	233,000	239
(c)HCA, Inc., 9.625%, 11/15/16	87,000	90
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	47
Service Corp. International, 6.75%, 4/1/15	70,000	67
Service Corp. International, 6.75%, 4/1/16	60,000	57

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Service Corp. International, 7.375%, 10/1/14	15,000	15
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	80
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	25,000	24
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	50,000	52

Total		1,182

Media (0.7%)
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/1/15	65,000	48
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.75%, 5/15/14	160,000	97
CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	70,000	68
Clear Channel Communications, Inc., 6.25%, 3/15/11	55,000	47
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	146
CSC Holdings, Inc., 7.875%, 2/15/18	187,000	173
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16 144A	230,000	226
EchoStar DBS Corp., 7.00%, 10/1/13	145,000	137
EchoStar DBS Corp., 7.125%, 2/1/16	30,000	28
EchoStar DBS Corp., 7.75%, 5/31/15 144A	105,000	102
Idearc, Inc., 8.00%, 11/15/16	141,000	89
Kabel Deutschland GmbH, 10.625%, 7/1/14	90,000	92
Lamar Media Corp., 6.625%, 8/15/15	125,000	114
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	85,000	76
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	28
Quebecor Media, Inc., 7.75%, 3/15/16	90,000	84
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	167
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	30,000	18
(c)Univision Communications, Inc., 9.75%, 3/15/15 144A	95,000	70

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Media continued
Videotron Ltee, 6.375%, 12/15/15	25,000	23
Videotron Ltee, 6.875%, 1/15/14	70,000	68
Videotron Ltee, 9.125%, 4/15/18 144A	15,000	16

Total		1,917

Real Estate (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	110,000	100
The Rouse Co. LP, 7.20%, 9/15/12	85,000	78

Total		178

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	68
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	71
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	59
WCA Waste Corp., 9.25%, 6/15/14	65,000	65

Total		263

Technology (0.3%)
Expedia, Inc., 8.50%, 7/1/16 144A	70,000	68
First Data Corp., 9.875%, 9/24/15 144A	100,000	87
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	72
Freescale Semiconductor, Inc., 8.875%, 12/15/14	80,000	65
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14	99,000	77
Freescale Semiconductor, Inc., 10.125%, 12/15/16	25,000	19
Iron Mountain, Inc., 8.00%, 6/15/20	90,000	89
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	50,000	44
Sabre Holdings Corp., 8.35%, 3/15/16	75,000	57
STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	45
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	96
Travelport LLC, 11.875%, 9/1/16	65,000	53
Unisys Corp., 8.00%, 10/15/12	70,000	60

Total		832

Telecommunications (0.5%)
(c)ALLTEL Communications, Inc., 10.375%, 12/1/17 144A	85,000	98

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
American Tower Corp., 7.00%, 10/15/17 144A	65,000	64
Citizens Communications Co., 9.00%, 8/15/31	165,000	149
Citizens Communications Co., 9.25%, 5/15/11	145,000	151
Cricket Communications, Inc., 10.00%, 7/15/15 144A	35,000	34
Embarq Corp., 7.082%, 6/1/16	150,000	142
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	65
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 6.50%, 6/1/17	85,000	76
Qwest Corp., 7.50%, 10/1/14	16,000	15
Qwest Corp., 7.625%, 6/15/15	55,000	53
Qwest Corp., 7.875%, 9/1/11	67,000	67
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	76
Sprint Nextel Corp., 6.00%, 12/1/16	85,000	73
Windstream Corp., 7.00%, 3/15/19	55,000	50
Windstream Corp., 8.125%, 8/1/13	85,000	85
Windstream Corp., 8.625%, 8/1/16	95,000	95

Total		1,318

Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	51
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	95,000	92
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13	35,000	34
Kansas City Southern de Mexico SA de CV (TFM), 9.375%, 5/1/12	67,000	70
Stena AB, 7.50%, 11/1/13	190,000	187

Total		434

Utilities (0.7%)
The AES Corp., 8.00%, 10/15/17	65,000	64
The AES Corp., 8.00%, 6/1/20 144A	55,000	53
Aquila, Inc., 9.95%, 2/1/11	6,000	6
Aquila, Inc., 14.875%, 7/1/12	55,000	64

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Below Investment Grade Segment (6.9%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Dynegy Holdings, Inc., 7.50%, 6/1/15	100,000	92
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	59
Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	107
Edison Mission Energy, 7.00%, 5/15/17	125,000	117
Edison Mission Energy, 7.20%, 5/15/19	149,000	139
Elwood Energy LLC, 8.159%, 7/5/26	92,303	89
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	85,000	86
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	130,000	143
Intergen NV, 9.00%, 6/30/17 144A	75,000	78
IPALCO Enterprises, Inc., 7.25%, 4/1/16 144A	40,000	39
Mirant Americas Generation LLC, 8.50%, 10/1/21	55,000	51
NRG Energy, Inc., 7.25%, 2/1/14	65,000	62
NRG Energy, Inc., 7.375%, 2/1/16	45,000	42
NRG Energy, Inc., 7.375%, 1/15/17	126,000	119
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	80
Reliant Energy, Inc., 7.625%, 6/15/14	30,000	29
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	28
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	350,000	343

Total		1,890

Total Below Investment Grade Segment (Cost: $20,785)		19,331

Money Market Investments (15.9%)

Autos (2.1%)
(b)Fcar Owner Trust I, 2.85%, 7/17/08	3,000,000	2,996
(b)New Center Asset Trust, 2.85%, 7/11/08	3,000,000	2,998

Total		5,994

Money Market Investments (15.9%)	Shares/ $ Par	Value $ (000’s)

Federal Government and Agencies (9.0%)
(b)Federal Home Loan Bank, 2.10%, 7/11/08	3,000,000	2,998
(b)Federal Home Loan Bank, 2.17%, 7/16/08	5,700,000	5,695
(b)Federal Home Loan Bank, 2.18%, 7/16/08	3,000,000	2,997
(b)Federal Home Loan Bank, 2.21% 7/11/08	11,000,000	10,993
(b)Federal Home Loan Mortgage Corp., 2.11%, 8/11/08	2,500,000	2,494

Total		25,177

Finance Lessors (1.1%)
(b)Thunder Bay Funding, Inc., 2.57%, 7/7/08	3,000,000	2,999

Total		2,999

Finance Services (1.5%)
(b)Barton Capital LLC, 2.55%, 7/9/08	3,000,000	2,999
(b)Ciesco LLC, 2.63%, 7/7/08	1,300,000	1,299

Total		4,298

Personal Credit Institutions (1.1%)
(b)American General Finance, 2.80%, 7/18/08	3,000,000	2,996

Total		2,996

Security Brokers and Dealers (1.1%)
(b)Lehman Brothers Holdings, Inc., 2.80%, 7/1/08	3,000,000	3,000

Total		3,000

Total Money Market Investments (Cost: $44,464)		44,464

Total Investments (100.9%) (Cost $275,026)(a)		282,479

Other Assets, Less Liabilities (-0.9%)		(2,384)

Net Assets (100.0%)		280,095

*	Non-Income Producing

ADR after the name of a security represents — American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008 the value of these securities (in thousands) was $4,724, representing 1.69% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

AMBAC (American Municipal Bond Assurance Corp.)

(a)	At June 30, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $275,026 and the net unrealized appreciation of investments based on that cost was $7,453 which is comprised of $23,349 aggregate gross unrealized appreciation and $15,896 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

Asset Allocation Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	5	9/08	$(117)
(Total Notional Value at June 30, 2008, $2,170)
Russell 2000 Index Futures (Long)	3	9/08	$(63)
(Total Notional Value at June 30, 2008, $1,101)
S&P 500 Index Futures (Long)	91	9/08	$(1,788)
(Total Notional Value at June 30, 2008, $30,933)
US Five Year Note (CBT) Commodity (Long)	38	9/08	$(1)
(Total Notional Value at June 30, 2008, $4,202)
US Long Bond (CBT) Commodity (Long)	1	9/08	$2
(Total Notional Value at June 30, 2008, $113)
US Ten Year Treasury Note (Short)	52	9/08	$(55)
(Total Notional Value at June 30, 2008, $5,869)
US Two Year Treasury Note (Long)	95	9/08	$52
(Total Notional Value at June 30, 2008, $20,012)

(c)	PIK — Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on June 30, 2008

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities	Japanese Equity	1 Month USD-LIBOR	Japanese Equity
(Europe) Ltd.	Synthetic Return	+ 5 Basis Points	Synthetic Return	8/08	2,258	$(12)

(k)	Securities with an aggregate market value of $35 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2008.

(l)	As of June 30, 2008 portfolio securities with an aggregate value $33,071 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2008 portfolio securities with an aggregate market value of $609 (in thousands) were valued with reference to securities whose prices are readily available.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2008 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Assets
Investments, at value (1)	$652,843	$277,288	$479,174	$36,793	$1,784,816	$34,577
Cash & Cash Equivalents	196	—	22	133	1,207	—
Foreign Currency, at value (2)	—	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—	—
Due from Sale of Fund Shares	—	—	—	—	—	—
Due from Sale of Securities	1,892	—	1,719	207	343	1,011
Due from Sale of Foreign Currency	—	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—	—
Futures Variation Margin	17	—	—	—	26	1
Outstanding Swap Contracts, at value	—	—	—	—	—	—
Dividends and Interest Receivables	575	48	566	48	2,704	59

Total Assets	655,523	277,336	481,481	37,181	1,789,096	35,648

Liabilities
Due on Purchase of Securities	1,275	5	222	476	1,854	1,135
Payable for Collateral on Securities on Loan (3)	—	—	—	—	—	—
Payable for Securities Sold Short	—	—	—	—	—	—
Due on Purchase of Foreign Currency	—	—	—	—	—	—
Due on Redemption of Fund Shares	—	—	—	—	—	—
Due to Investment Advisor	245	186	184	23	319	24
Accrued Expenses	12	12	12	12	15	12
Outstanding Options Written, at Fair Value	—	—	—	—	—	—
Outstanding Swap Contracts, at value	—	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—	—

Total Liabilities	1,532	203	418	511	2,188	1,171

Net Assets	$653,991	$277,133	$481,063	$36,670	$1,786,908	$34,477

Represented By:
Aggregate Paid in Capital (7), (8)	$537,675	$207,944	$511,024	$44,874	$1,275,973	$42,312
Undistributed Net Investment Income (Loss)	8,964	731	10,175	175	56,307	363
Undistributed Accumulated Net Realized Gain (Loss) on Investments	41,467	15,045	(80,120)	(2,072)	78,531	(864)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	67,103	53,413	39,984	(6,307)	377,848	(7,249)
Futures Contracts	(1,218)	—	—	—	(1,751)	(85)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Assets for Shares Outstanding (8)	$653,991	$277,133	$481,063	$36,670	$1,786,908	$34,477

Net Asset Value, Offering and Redemption Price per Share	$2.24	$2.05	$1.29	$0.80	$2.87	$0.79

(1) Investments, at cost	$585,740	$223,875	$439,190	$43,100	$1,406,968	$41,826
(2) Foreign Currency, at cost	$—	$—	$—	$—	$—	$—
(3) Securities on Loan	—	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—	—
(5) Premiums Paid on Swap Contracts	—	—	—	—	—	—
(6) Premiums Received from Swap Contracts	—	—	—	—	—	—
(7) Shares Outstanding	291,750	134,884	372,740	46,063	623,315	43,568
(8) Shares Authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$371,749	$191,060	$1,119,194	$513,342	$105,875	$458,867	$24,613	$332,288
—	128	1,379	—	40	—	325	29
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,184	1,073	—	—	94	9,905	561	301
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,155	345	511	494	138	94	26	487

374,088	192,606	1,121,084	513,836	106,147	468,866	25,525	333,105

946	730	2,734	54	758	11,358	300	1,930
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
188	111	519	115	81	221	—	250
12	12	12	15	11	15	15	14
—	—	—	—	—	—	—	—
—	—	—	—	—	—	387	—
—	—	34	78	—	209	—	—

1,146	853	3,299	262	850	11,803	702	2,194

$372,942	$191,753	$1,117,785	$513,574	$105,297	$457,063	$24,823	$330,911

$426,704	$205,376	$896,270	$391,568	$110,168	$430,377	$28,279	$263,227
16,495	2,302	3,801	11,122	424	522	163	3,375

18,036	11,074	156,465	58,866	4,329	26,862	398	31,145

(88,293)	(26,999)	62,136	54,054	(9,624)	222	(3,638)	33,164
—	—	(887)	(2,036)	—	(920)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(379)	—
—	—	—	—	—	—	—	—

$372,942	$191,753	$1,117,785	$513,574	$105,297	$457,063	$24,823	$330,911

$0.94	$1.20	$3.30	$1.53	$1.20	$2.02	$0.87	$1.69

$460,042	$218,059	$1,057,058	$459,288	$115,499	$458,645	$28,251	$299,124
$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
394,708	160,248	338,978	335,185	87,658	226,293	28,678	195,600
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2008 (Unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Assets
Investments, at value (1)	$321,279	$48,172	$1,604,246	$98,259	$526,850	$64,224
Cash & Cash Equivalents	695	94	2	159	10	36
Foreign Currency, at value (2)	—	—	—	—	—	—
Cash Collateral for Derivative Positions	780	—	—	—	—	—
Due from Sale of Fund Shares	—	—	—	—	—	—
Due from Sale of Securities	1,958	365	342	1,025	—	—
Due from Sale of Foreign Currency	2	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—	8
Outstanding Swap Contracts, at value	138	—	—	—	—	—
Dividends and Interest Receivables	850	121	4,839	303	1,041	422

Total Assets	325,702	48,752	1,609,429	99,746	527,901	64,690

Liabilities
Due on Purchase of Securities	1,453	364	—	1,343	6,554	—
Payable for Collateral on Securities on Loan (3)	—	—	—	—	—	—
Payable for Securities Sold Short	—	—	—	—	—	—
Due on Purchase of Foreign Currency	—	3	—	6	—	—
Due on Redemption of Fund Shares	—	—	—	—	—	—
Due to Investment Advisor	145	29	843	38	132	19
Accrued Expenses	76	47	80	83	—	14
Outstanding Options Written, at Fair Value	—	—	—	—	—	—
Outstanding Swap Contracts, at value	1,027	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—	—

Total Liabilities	2,701	443	923	1,470	6,686	33

Net Assets	$323,001	$48,309	$1,608,506	$98,276	$521,215	$64,657

Represented By:
Aggregate Paid in Capital (7), (8)	$270,165	$51,721	$1,037,954	$92,533	$521,215	$63,216
Undistributed Net Investment Income (Loss)	7,378	717	75,779	969	—	1,370
Undistributed Accumulated Net Realized Gain (Loss) on Investments	34,395	(967)	157,260	(1,758)	—	134
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	11,146	(3,162)	337,517	6,535	—	(145)
Futures Contracts	—	—	—	—	—	82
Options Written	—	—	—	—	—	—
Swap Contracts	(84)	—	—	—	—	—
Foreign Currency Transactions	1	—	(4)	(3)	—	—

Net Assets for Shares Outstanding (8)	$323,001	$48,309	$1,608,506	$98,276	$521,215	$64,657

Net Asset Value, Offering and Redemption Price per Share	$1.63	$0.94	$2.29	$1.13	$1.00	$1.03

(1) Investments, at cost	$310,133	$51,334	$1,266,729	$91,724	$526,850	$64,369
(2) Foreign Currency, at cost	$—	$—	$—	$—	$—	$—
(3) Securities on Loan	—	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—	—
(5) Premiums Paid on Swap Contracts	—	—	—	—	—	—
(6) Premiums Received from Swap Contracts	—	—	—	—	—	—
(7) Shares Outstanding	197,866	51,583	703,490	86,745	521,228	63,058
(8) Shares Authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$1,286,151	$49,000	$54,362	$276,305	$109,454	$2,758,354	$282,479
2,149	6,625	—	3	1,452	2,155	173
—	—	—	—	389	—	—
—	667	—	—	1,385	22,510	—
—	—	—	—	—	—	—
897	5,009	—	1,143	4,297	8,799	859
—	—	—	—	352	2	—
—	—	—	—	—	—	—
168	4	—	—	—	144	20
—	—	338	—	90	11	11
9,199	204	390	5,111	1,283	12,863	1,098

1,298,564	61,509	55,090	282,562	118,702	2,804,838	284,640

57,402	5,384	—	1,132	19,530	78,104	4,398
80,033	—	—	—	—	74,040	—
—	4,791	—	—	4,118	2,323	—
—	—	—	—	527	—	—
—	—	—	—	—	—	—
293	23	27	110	63	686	103
—	15	11	15	18	—	43
—	—	—	—	30	—	—
—	—	—	—	552	20,470	1
—	—	—	—	10	—	—

137,728	10,213	38	1,257	24,848	175,623	4,545

$1,160,836	$51,296	$55,052	$281,305	$93,854	$2,629,215	$280,095

$1,104,215	$49,642	$52,526	$327,364	$96,425	$1,803,381	$244,271
81,618	641	1,342	32,479	1,746	79,954	11,139

(8,271)	1,242	391	(59,337)	97	707,947	19,213

(15,208)	(443)	455	(19,201)	(3,287)	69,545	7,453
(1,520)	214	—	—	(427)	(11,174)	(1,970)
—	—	—	—	21	—	—
—	—	338	—	(548)	(20,440)	(12)
2	—	—	—	(173)	2	1

$1,160,836	$51,296	$55,052	$281,305	$93,854	$2,629,215	$280,095

$1.25	$1.06	$1.08	$0.70	$0.97	$1.89	$1.16

$1,301,359	$49,413	$53,907	$295,506	$112,735	$2,688,794	$275,026
$—	$—	$—	$—	$367	$—	$—
78,751	—	—	—	—	72,521	—
—	—	—	—	51	—	—
—	—	—	—	308	—	—
—	—	—	—	257	—	—
931,300	48,415	51,171	403,504	96,997	1,392,681	242,358
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2008 (Unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$554	$429	$279	$14	$474	$21
Dividends (1)	3,526	503	3,782	311	19,596	472

Total Income	4,080	932	4,061	325	20,070	493

Expenses
Management Fees	1,430	953	1,086	137	1,903	120
Custodian Fees	8	2	7	8	15	4
Audit Fees	9	9	9	9	8	9
Other Expenses	2	2	2	2	2	2

Total Expenses	1,449	966	1,104	156	1,928	135

Less Waived Fees:
Paid by Affiliate	—	—	—	(4)	—	(1)
Paid Indirectly	(1)	(1)	(1)	—	(1)	—

Total Net Expenses	1,448	965	1,103	152	1,927	134

Net Investment Income (Loss)	2,632	(33)	2,958	173	18,143	359
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	3,288	9,321	5,960	(1,610)	33,610	(755)
Futures Contracts	(1,146)	—	(778)	—	(1,514)	(136)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Realized Gain (Loss) on Investments	2,142	9,321	5,182	(1,610)	32,096	(891)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(76,961)	(7,259)	(70,269)	(3,963)	(295,247)	(4,856)
Futures Contracts	(1,232)	—	(59)	—	(1,781)	(69)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(78,193)	(7,259)	(70,328)	(3,963)	(297,028)	(4,925)

Net Gain (Loss) on Investments	(76,051)	2,062	(65,146)	(5,573)	(264,932)	(5,816)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(73,419)	$2,029	$(62,188)	$(5,400)	$(246,789)	$(5,457)

(1) Less Foreign dividend tax	$40	$36	$5	$5	$1	$4

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$323	$161	$856	$438	$32	$576	$76	$246
6,595	2,739	2,949	3,639	877	519	127	2,293

6,918	2,900	3,805	4,077	909	1,095	203	2,539

1,138	652	3,016	647	466	1,270	30	1,392
6	6	5	11	9	15	27	15
9	9	9	8	8	9	8	9
2	2	10	2	2	2	2	2

1,155	669	3,040	668	485	1,296	67	1,418

—	—	—	—	—	—	(26)	—
(1)	—	(1)	(1)	—	(1)	—	(2)

1,154	669	3,039	667	485	1,295	41	1,416

5,764	2,231	766	3,410	424	(200)	162	1,123

(12,516)	7,375	19,588	13,428	2,170	(51,808)	443	6,336
—	—	203	(542)	—	(955)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(83)	—
—	—	—	—	—	—	—	—

(12,516)	7,375	19,791	12,886	2,170	(52,763)	360	6,336

(74,390)	(39,119)	(151,842)	(37,140)	(9,707)	(26,087)	(1,977)	(13,208)
—	—	(1,090)	(2,317)	—	(1,524)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(336)	—
—	—	—	—	—	—	—	—

(74,390)	(39,119)	(152,932)	(39,457)	(9,707)	(27,611)	(2,313)	(13,208)

(86,906)	(31,744)	(133,141)	(26,571)	(7,537)	(80,374)	(1,953)	(6,872)

$(81,142)	$(29,513)	$(132,375)	$(23,161)	$(7,113)	$(80,574)	$(1,791)	$(5,749)

$139	$10	$12	$—	$1	$—	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Operations

Statement of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2008 (Unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$368	$6	$2,000	$22	$8,666	$1,485
Dividends (1)	3,959	1,018	40,356	1,472	—	—

Total Income	4,327	1,024	42,356	1,494	8,666	1,485

Expenses
Management Fees	1,068	206	5,635	533	760	108
Custodian Fees	159	157	396	288	—	4
Audit Fees	9	9	9	9	—	10
Other Expenses	42	6	2	26	—	1

Total Expenses	1,278	378	6,042	856	760	123

Less Waived Fees:
Paid by Affiliate	(39)	(109)	(593)	(154)	—	—
Paid Indirectly	—	—	—	—	—	(1)

Total Net Expenses	1,239	269	5,449	702	760	122

Net Investment Income (Loss)	3,088	755	36,907	792	7,906	1,363
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	911	(1,219)	13,981	(2,121)	—	122
Futures Contracts	—	—	—	—	—	126
Options Written	—	—	—	—	—	—
Swap Contracts	122	—	—	—	—	—
Foreign Currency Transactions	(63)	3	(271)	(33)	—	42

Net Realized Gain (Loss) on Investments	970	(1,216)	13,710	(2,154)	—	290

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(41,433)	(4,292)	(322,372)	(7,193)	—	(301)
Futures Contracts	—	—	—	—	—	82
Options Written	—	—	—	—	—	—
Swap Contracts	(84)	—	—	—	—	—
Foreign Currency Transactions	(7)	(1)	(9)	2	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	(41,524)	(4,293)	(322,381)	(7,191)	—	(219)

Net Gain (Loss) on Investments	(40,554)	(5,509)	(308,671)	(9,345)	—	71

Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,466)	$(4,754)	$(271,764)	$(8,553)	$7,906	$1,434

(1) Less Foreign dividend tax	$161	$59	$1,641	$45	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$30,656	$778	$1,484	$11,799	$2,317	$39,617	$3,242
—	—	—	—	—	7,799	1,040

30,656	778	1,484	11,799	2,317	47,416	4,282

1,706	132	140	640	337	4,086	741
—	4	2	8	23	—	68
—	12	9	11	11	—	9
—	1	1	3	3	—	19

1,706	149	152	662	374	4,086	837

—	—	—	—	—	—	(84)
—	—	—	(1)	—	—	(1)

1,706	149	152	661	374	4,086	752

28,950	629	1,332	11,138	1,943	43,330	3,530

4,795	898	395	(4,998)	(302)	8,430	(480)
3,642	(415)	—	—	420	3,063	(1,180)
—	10	—	—	132	—	—
—	—	—	—	142	1,410	21
989	—	—	—	(251)	1,164	67

9,426	493	395	(4,998)	141	14,067	(1,572)

(18,028)	(1,088)	(713)	(8,992)	(2,449)	(179,484)	(20,718)
(1,520)	239	—	—	(892)	(11,212)	(2,007)
—	(4)	—	—	209	—	—
—	—	346	—	(525)	(15,569)	(12)
2	—	—	—	(52)	(1)	—

(19,546)	(853)	(367)	(8,992)	(3,709)	(206,266)	(22,737)

(10,120)	(360)	28	(13,990)	(3,568)	(192,199)	(24,309)

$18,830	$269	$1,360	$(2,852)	$(1,625)	$(148,869)	$(20,779)

$—	$—	$—	$—	$—	$503	$82

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Operations

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio ##		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,632	$6,332	$(33)	$764	$2,958	$7,217
Net Realized Gain (Loss) on Investments	2,142	48,892	9,321	5,886	5,182	42,659
Net Change in Unrealized Appreciation (Depreciation) of Investments	(78,193)	10,608	(7,259)	36,115	(70,328)	(1,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	(73,419)	65,832	2,029	42,765	(62,188)	47,882

Distributions to Shareholders from:
Net Investment Income	—	(6,654)	—	(79)	—	(6,345)
Net Realized Gain on Investments	—	—	—	(272)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(6,654)	—	(351)	—	(6,345)

Capital Transactions:
Shares Sold	18,768	42,356	57,338	75,333	18,223	39,350
Reinvestment of Distributions Paid	—	6,654	—	351	—	6,345
Shares Redeemed	(39,687)	(94,914)	(12,671)	(26,242)	(31,867)	(65,790)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(20,919)	(45,904)	44,667	49,442	(13,644)	(20,095)

Total Increase (Decrease) in Net Assets	(94,338)	13,274	46,696	91,856	(75,832)	21,442
Net Assets
Beginning of Period	748,329	735,055	230,437	138,581	556,895	535,453

End of Period	$653,991	$748,329	$277,133	$230,437	$481,063	$556,895

Undistributed Net Investment Income (Loss)	$8,964	$6,332	$731	$764	$10,175	$7,217

Fund Share Transactions:
Shares Sold	8,190	17,436	28,705	41,606	13,532	27,616
Reinvestment of Distributions Paid	—	2,751	—	199	—	4,487
Shares Redeemed	(17,246)	(39,135)	(6,388)	(14,867)	(23,727)	(46,263)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	(9,056)	(18,948)	22,317	26,938	(10,195)	(14,160)

(1)	For the Period from April 30, 2007 (Commencement of Operations) through December 31, 2007.

##	Effective April 30, 2008, the name of the Capital Appreciation Portfolio was changed to the Focused Appreciation Portfolio to more clearly reflect the Portfolio’s focused investment strategy. There was no change in investment strategy.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

$173	$199	$18,143	$40,347	$359	$398	$5,764	$10,859
(1,610)	(290)	32,096	50,827	(891)	33	(12,516)	30,468

(3,963)	(2,344)	(297,028)	21,806	(4,925)	(2,409)	(74,390)	(72,032)

(5,400)	(2,435)	(246,789)	112,980	(5,457)	(1,978)	(81,142)	(30,705)

—	(193)	—	(34,512)	—	(393)	—	(6,574)
—	(177)	—	(77,447)	—	(6)	—	(19,663)

—	(370)	—	(111,959)	—	(399)	—	(26,237)

7,986	38,144	55,940	134,701	8,362	35,398	35,842	107,643
—	370	—	111,959	—	399	—	26,237
(851)	(774)	(111,078)	(240,245)	(1,123)	(725)	(21,654)	(46,878)

7,135	37,740	(55,138)	6,415	7,239	35,072	14,188	87,002

1,735	34,935	(301,927)	7,436	1,782	32,695	(66,954)	30,060

34,935	—	2,088,835	2,081,399	32,695	—	439,896	409,836

$36,670	$34,935	$1,786,908	$2,088,835	$34,477	$32,695	$372,942	$439,896

$175	$1	$56,307	$38,166	$363	$4	$16,495	$10,731

9,290	38,147	18,448	40,287	9,673	35,531	33,628	82,272
—	396	—	34,555	—	422	—	20,839
(990)	(781)	(36,639)	(71,813)	(1,314)	(745)	(20,210)	(35,684)

8,300	37,762	(18,191)	3,029	8,359	35,208	13,418	67,427

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio #		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,231	$4,325	$766	$3,214	$3,410	$8,206
Net Realized Gain (Loss) on Investments	7,375	23,724	19,791	138,437	12,886	46,979
Net Change in Unrealized Appreciation (Depreciation) of Investments	(39,119)	(19,879)	(152,932)	90,846	(39,457)	(12,722)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,513)	8,170	(132,375)	232,497	(23,161)	42,463

Distributions to Shareholders from:
Net Investment Income	—	(4,277)	—	(9,438)	—	(7,054)
Net Realized Gain on Investments	—	(21,762)	—	(106,812)	—	(31,212)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(26,039)	—	(116,250)	—	(38,266)

Capital Transactions:
Shares Sold	22,076	75,621	26,625	60,263	16,826	59,015
Reinvestment of Distributions Paid	—	26,039	—	116,250	—	38,266
Shares Redeemed	(13,238)	(71,870)	(71,168)	(181,541)	(38,227)	(77,082)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	8,838	29,790	(44,543)	(5,028)	(21,401)	20,199

Total Increase (Decrease) in Net Assets	(20,675)	11,921	(176,918)	111,219	(44,562)	24,396
Net Assets
Beginning of Period	212,428	200,507	1,294,703	1,183,484	558,136	533,740

End of Period	$191,753	$212,428	$1,117,785	$1,294,703	$513,574	$558,136

Undistributed Net Investment Income (Loss)	$2,302	$70	$3,801	$3,036	$11,122	$7,713

Fund Share Transactions:
Shares Sold	16,968	47,810	7,886	16,769	11,026	35,292
Reinvestment of Distributions Paid	—	18,789	—	34,404	—	23,886
Shares Redeemed	(10,217)	(44,381)	(21,082)	(50,577)	(25,281)	(46,264)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	6,751	22,218	(13,196)	596	(14,255)	12,914

(1)	For the Period from April 30, 2007 (Commencement of Operations) through December 31, 2007.

#	Formerly named Aggressive Growth Stock Portfolio

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

$424	$929	$(200)	$722	$162	$317	$1,123	$2,808
2,170	18,111	(52,763)	79,942	360	(174)	6,336	24,507

(9,707)	(17,131)	(27,611)	(32,057)	(2,313)	(1,704)	(13,208)	(31,256)

(7,113)	1,909	(80,574)	48,607	(1,791)	(1,561)	(5,749)	(3,941)

—	(936)	—	(423)	—	—	—	(1,455)
—	(17,985)	—	(48,710)	—	(105)	—	(18,704)
—	—	—	—	—	(102)	—	—

—	(18,921)	—	(49,133)	—	(207)	—	(20,159)

9,191	52,486	22,146	50,122	2,942	26,427	21,199	61,401
—	18,921	—	49,133	—	207	—	20,159
(11,236)	(70,956)	(28,495)	(83,355)	(367)	(827)	(22,512)	(44,460)

(2,045)	451	(6,349)	15,900	2,575	25,807	(1,313)	37,100

(9,158)	(16,561)	(86,923)	15,374	784	24,039	(7,062)	13,000

114,455	131,016	543,986	528,612	24,039	—	337,973	324,973

$105,297	$114,455	$457,063	$543,986	$24,823	$24,039	$330,911	$337,973

$424	$—	$522	$722	$163	$—	$3,375	$2,251

7,255	32,178	10,862	20,309	3,326	26,383	12,456	32,719
—	14,457	—	21,635	—	220	—	11,306
(8,964)	(43,074)	(13,957)	(34,363)	(418)	(834)	(13,510)	(24,158)

(1,709)	3,561	(3,095)	7,581	2,908	25,769	(1,054)	19,867

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,088	$4,469	$755	$320	$36,907	$39,263
Net Realized Gain (Loss) on Investments	970	34,002	(1,216)	691	13,710	145,061
Net Change in Unrealized Appreciation (Depreciation) of Investments	(41,524)	(2,767)	(4,293)	1,130	(322,381)	100,652

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,466)	35,704	(4,754)	2,141	(271,764)	284,976

Distributions to Shareholders from:
Net Investment Income	—	(2,658)	—	(366)	—	(32,959)
Net Realized Gain on Investments	—	(24,249)	—	(432)	—	(21,809)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(26,907)	—	(798)	—	(54,768)

Capital Transactions:
Shares Sold	25,482	85,606	6,838	45,845	76,722	223,184
Reinvestment of Distributions Paid	—	26,907	—	798	—	54,768
Shares Redeemed	(18,441)	(40,766)	(1,122)	(639)	(99,064)	(161,778)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	7,041	71,747	5,716	46,004	(22,342)	116,174

Total Increase (Decrease) in Net Assets	(30,425)	80,544	962	47,347	(294,106)	346,382
Net Assets
Beginning of Period	353,426	272,882	47,347	—	1,902,612	1,556,230

End of Period	$323,001	$353,426	$48,309	$47,347	$1,608,506	$1,902,612

Undistributed Net Investment Income (Loss)	$7,378	$4,292	$717	$(37)	$75,779	$38,873

Fund Share Transactions:
Shares Sold	15,289	46,314	7,103	45,498	31,509	87,178
Reinvestment of Distributions Paid	—	15,142	—	774	—	21,410
Shares Redeemed	(11,123)	(22,286)	(1,176)	(617)	(40,640)	(63,346)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	4,166	39,170	5,927	45,655	(9,131)	45,242

(1)	For the Period from April 30, 2007 (Commencement of Operations) through December 31, 2007.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

$792	$479	$7,906	$21,766	$1,363	$1,726	$28,950	$53,429
(2,154)	327	—	—	290	(197)	9,426	3,056

(7,191)	13,724	—	—	(219)	156	(19,546)	7,509

(8,553)	14,530	7,906	21,766	1,434	1,685	18,830	63,994

—	(234)	(7,907)	(21,766)	—	(1,678)	—	(40,788)
—	—	—	—	—	—	—	—

—	(234)	(7,907)	(21,766)	—	(1,678)	—	(40,788)

20,358	76,101	171,658	308,514	6,359	57,456	91,526	235,918
—	234	7,907	21,766	—	1,678	—	40,788
(3,092)	(1,068)	(120,441)	(258,777)	(1,134)	(1,143)	(64,167)	(109,722)

17,266	75,267	59,124	71,503	5,225	57,991	27,359	166,984

8,713	89,563	59,123	71,503	6,659	57,998	46,189	190,190

89,563	—	462,092	390,589	57,998	—	1,114,647	924,457

$98,276	$89,563	$521,215	$462,092	$64,657	$57,998	$1,160,836	$1,114,647

$969	$176	$—	$—	$1,370	$7	$81,618	$52,668

17,429	72,758	171,658	308,514	6,253	57,367	73,390	195,357
—	188	7,907	21,766	—	1,682	—	34,802
(2,672)	(958)	(120,441)	(258,777)	(1,114)	(1,130)	(51,496)	(91,076)

14,757	71,988	59,124	71,503	5,139	57,919	21,894	139,083

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
Change in Net Assets
Operations
Net Investment Income (Loss)	$629	$848	$1,332	$997	$11,138	$21,679
Net Realized Gain (Loss) on Investments	493	928	395	(7)	(4,998)	(145)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(853)	623	(367)	1,160	(8,992)	(15,150)

Net Increase (Decrease) in Net Assets Resulting from Operations	269	2,399	1,360	2,150	(2,852)	6,384

Distributions to Shareholders from:
Net Investment Income	—	(837)	—	(983)	—	(17,960)
Net Realized Gain on Investments	—	(180)	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(1,017)	—	(983)	—	(17,960)

Capital Transactions:
Shares Sold	23,872	34,266	22,382	35,809	15,275	51,602
Reinvestment of Distributions Paid	—	1,017	—	983	—	17,960
Shares Redeemed	(8,660)	(850)	(6,152)	(497)	(24,046)	(41,697)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	15,212	34,433	16,230	36,295	(8,771)	27,865

Total Increase (Decrease) in Net Assets	15,481	35,815	17,590	37,462	(11,623)	16,289
Net Assets
Beginning of Period	35,815	—	37,462	—	292,928	276,639

End of Period	$51,296	$35,815	$55,052	$37,462	$281,305	$292,928

Undistributed Net Investment Income (Loss)	$641	$11	$1,342	$10	$32,479	$21,340

Fund Share Transactions:
Shares Sold	22,240	34,146	20,892	35,573	21,840	70,220
Reinvestment of Distributions Paid	—	1,002	—	949	—	26,296
Shares Redeemed	(8,137)	(836)	(5,759)	(485)	(34,562)	(57,143)

Net Increase (Decrease) in Shares Resulting from Fund Share Transactions	14,103	34,312	15,133	36,037	(12,722)	39,373

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2008 (Unaudited)	For the Period Ended December 31, 2007 (1)	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

$1,943	$2,180	$43,330	$95,163	$3,530	$7,718
141	(381)	14,067	640,384	(1,572)	21,061
(3,709)	(706)	(206,266)	(559,751)	(22,737)	(2,699)

(1,625)	1,093	(148,869)	175,796	(20,779)	26,080

—	(2,039)	—	(89,386)	—	(6,586)
—	—	—	(52,696)	—	(13,969)

—	(2,039)	—	(142,082)	—	(20,555)

22,737	74,493	65,629	145,041	22,276	34,341
—	2,039	—	142,082	—	20,555
(2,087)	(757)	(183,740)	(374,274)	(23,694)	(39,992)

20,650	75,775	(118,111)	(87,151)	(1,418)	14,904

19,025	74,829	(266,980)	(53,437)	(22,197)	20,429

74,829	—	2,896,195	2,949,632	302,292	281,863

$93,854	$74,829	$2,629,215	$2,896,195	$280,095	$302,292

$1,746	$(196)	$79,954	$36,624	$11,139	$7,610

23,031	74,759	34,026	72,345	18,949	27,471
—	2,087	—	73,542	—	17,230
(2,120)	(759)	(95,335)	(186,840)	(20,198)	(31,988)

20,911	76,087	(61,309)	(40,953)	(1,249)	12,713

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Stock Portfolio
2008(j)	$2.49	$0.01		$(0.26)	$(0.25)	$—	$—	$—	$2.24	(9.89)%	$653,991	—		0.43	%(c)	0.78	%(c)	23.22%
2007	2.30	0.02		0.19	0.21	(0.02)	—	(0.02)	2.49	9.20	748,329	—		0.42		0.84		36.62
2006	2.11	0.02		0.19	0.21	(0.02)	—	(0.02)	2.30	9.57	735,055	—		0.43		0.94		36.05
2005	1.98	0.02		0.13	0.15	(0.02)	—	(0.02)	2.11	7.71	702,526	—		0.43		0.78		31.74
2004	1.87	0.01		0.11	0.12	(0.01)	—	(0.01)	1.98	6.67	686,849	—		0.43		1.07		34.53
2003	1.59	0.01		0.28	0.29	(0.01)	—	(0.01)	1.87	18.94	665,871	—		0.43		0.77		40.89
Focused Appreciation Portfolio(k)
2008(j)	$2.05	$0.00	(e)	$0.00 (e)	$0.00	$—	$—	$—	$2.05	0.34%	$277,133	—		0.78	%(c)	(0.03	)%(c)	30.99%
2007	1.62	0.01		0.42	0.43	0.00 (e)	0.00 (e)	0.00 (e)	2.05	26.84	230,437	—		0.80		0.44		57.89
2006	1.63	0.01		0.07	0.08	(0.01)	(0.08)	(0.09)	1.62	4.88	138,581	—		0.81		0.38		61.84
2005	1.43	—		0.25	0.25	—	(0.05)	(0.05)	1.63	17.00	132,679	—		0.82		0.18		45.20
2004	1.20	0.00	(e)	0.23	0.23	—	—	—	1.43	19.67	56,690	—		0.84		(0.03)		25.42
2003(b)	1.00	—		0.20	0.20	0.00 (e)	0.00 (e)	0.00 (e)	1.20	19.90	36,730	0.90	%(c)	0.89	(c)	0.07	(c)	33.68
Large Cap Core Stock Portfolio
2008(j)	$1.45	$0.01		$(0.17)	$(0.16)	$—	$—	$—	$1.29	(11.21)%	$481,063	—		0.44	%(c)	1.17	%(c)	25.48%
2007	1.35	0.02		0.10	0.12	(0.02)	—	(0.02)	1.45	9.12	556,895	—		0.43		1.30		43.86
2006	1.22	0.02		0.12	0.14	(0.01)	—	(0.01)	1.35	11.49	535,453	—		0.44		1.25		39.39
2005	1.14	0.01		0.09	0.10	(0.02)	—	(0.02)	1.22	8.46	494,020	—		0.44		1.15		32.23
2004	1.07	0.02		0.06	0.08	(0.01)	—	(0.01)	1.14	8.16	469,935	—		0.44		1.41		33.64
2003	0.87	0.01		0.20	0.21	(0.01)	—	(0.01)	1.07	24.05	447,554	—		0.46		1.07		58.90
Large Cap Blend Portfolio
2008(j)	$0.93	$0.00	(e)	$(0.13)	$(0.13)	$—	$—	$—	$0.80	(13.95)%	$36,670	0.87	%(c)	0.85	%(c)	0.97	%(c)	27.07%
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)	0.00 (e)	(0.01)	0.93	(6.52)	34,935	0.89	(c)	0.85	(c)	0.95	(c)	22.41
Index 500 Stock Portfolio
2008(j)	$3.26	$0.03		$(0.42)	$(0.39)	$—	$—	$—	$2.87	(11.95)%	$1,786,908	—		0.20	%(c)	1.91	%(c)	1.21%
2007	3.26	0.06		0.12	0.18	(0.06)	(0.12)	(0.18)	3.26	5.43	2,088,835	—		0.20		1.89		4.44
2006	2.97	0.06		0.39	0.45	(0.05)	(0.11)	(0.16)	3.26	15.62	2,081,399	—		0.20		1.78		4.47
2005	2.94	0.05		0.08	0.13	(0.05)	(0.05)	(0.10)	2.97	4.72	1,903,641	—		0.20		1.68		5.36
2004	2.72	0.05		0.24	0.29	(0.04)	(0.03)	(0.07)	2.94	10.70	1,904,122	—		0.20		1.83		3.45
2003	2.17	0.04		0.56	0.60	(0.04)	(0.01)	(0.05)	2.72	28.43	1,756,120	—		0.20		1.59		2.44
Large Company Value Portfolio
2008(j)	$0.93	$0.01		$(0.15)	$(0.14)	$—	$—	$—	$0.79	(14.85)%	$34,477	0.81	%(c)	0.80	%(c)	2.15	%(c)	10.72%
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)	—	(0.01)	0.93	(5.97)	32,695	0.85	(c)	0.80	(c)	2.03	(c)	16.92
Domestic Equity Portfolio
2008(j)	$1.15	$0.01		$(0.22)	$(0.21)	$—	$—	$—	$0.94	(18.11)%	$372,942	—		0.56	%(c)	2.81	%(c)	28.25%
2007	1.31	0.03		(0.11)	(0.08)	(0.02)	(0.06)	(0.08)	1.15	(6.33)	439,896	—		0.56		2.37		38.86
2006	1.13	0.02		0.17	0.19	—	(0.01)	(0.01)	1.31	16.56	409,836	—		0.58		1.99		31.59
2005	1.14	0.02		0.07	0.09	(0.02)	(0.08)	(0.10)	1.13	8.04	273,934	—		0.60		1.77		35.19
2004	1.00	0.02		0.15	0.17	(0.01)	(0.02)	(0.03)	1.14	16.85	211,977	—		0.62		1.63		32.97
2003	0.76	0.01		0.24	0.25	(0.01)	—	(0.01)	1.00	34.41	136,099	—		0.67		1.84		29.20
Equity Income Portfolio
2008(j)	$1.38	$0.01		$(0.19)	$(0.18)	$—	$—	$—	$1.20	(13.51)%	$191,753	—		0.67	%(c)	2.22	%(c)	14.17%
2007	1.53	0.03		0.01	0.04	(0.03)	(0.16)	(0.19)	1.38	3.26	212,428	—		0.67		1.93		41.94
2006	1.33	0.02		0.24	0.26	(0.02)	(0.04)	(0.06)	1.53	19.15	200,507	—		0.67		1.88		15.50
2005	1.35	0.02		0.04	0.06	(0.02)	(0.06)	(0.08)	1.33	4.19	132,923	—		0.68		1.76		16.01
2004	1.22	0.02		0.17	0.19	(0.02)	(0.04)	(0.06)	1.35	15.16	89,747	—		0.69		1.74		15.21
2003(b)	1.00	0.01		0.23	0.24	(0.01)	(0.01)	(0.02)	1.22	23.64	47,664	0.77	%(c)	0.75	(c)	1.88	(c)	27.27
Mid Cap Growth Stock Portfolio(i)
2008(j)	$3.68	$0.00	(e)	$(0.38)	$(0.38)	$—	$—	$—	$3.30	(10.28)%	$1,117,785	—		0.52	%(c)	0.13	%(c)	21.37%
2007	3.37	0.01		0.66	0.67	(0.03)	(0.33)	(0.36)	3.68	20.70	1,294,703	—		0.52		0.26		66.20
2006	3.30	0.03		0.12	0.15	—	(0.08)	(0.08)	3.37	4.40	1,183,484	—		0.52		0.77		72.15
2005	3.11	—		0.19	0.19	—	—	—	3.30	6.14	1,252,702	—		0.52		0.13		83.42
2004	2.72	0.00	(e)	0.39	0.39	—	—	—	3.11	14.22	1,278,495	—		0.52		0.05		71.24
2003	2.18	—		0.54	0.54	—	—	—	2.72	24.69	1,187,542	—		0.52		(0.10)		63.21
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(i)	Formerly named Aggressive Growth Stock Portfolio.
(j)	For the six months ended June 30, 2008. (Unaudited)
(k)

Effective April 30, 2008, the name of the Capital Appreciation Portfolio was changed to the Focused Appreciation Portfolio to more clearly reflect the Portfolio’s focused investment strategy. There was no change in investment strategy.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distribu- tions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Index 400 Stock Portfolio
2008(j)	$1.60	$0.01		$(0.08)	$(0.07)	$—		$—	$—	$1.53	(4.07)%	$513,574	—		0.26	%(c)	1.32	%(c)	3.81%
2007	1.59	0.02		0.10	0.12	(0.02)		(0.09)	(0.11)	1.60	7.93	558,136	—		0.26		1.44		24.49
2006	1.55	0.02		0.14	0.16	(0.02)		(0.10)	(0.12)	1.59	10.04	533,740	—		0.26		1.42		12.43
2005	1.46	0.02		0.15	0.17	(0.01)		(0.07)	(0.08)	1.55	12.37	490,626	—		0.26		1.26		18.63
2004	1.28	0.01		0.19	0.20	(0.01)		(0.01)	(0.02)	1.46	16.26	426,827	—		0.26		0.96		16.46
2003	0.95	0.01		0.33	0.34	(0.01)		—	(0.01)	1.28	35.01	342,500	—		0.27		0.92		9.74
Mid Cap Value Portfolio
2008(j)	$1.28	$0.00	(e)	$(0.08)	$(0.08)	$—		$—	$—	$1.20	(6.25)%	$105,297	—		0.88	%(c)	0.77	%(c)	16.42%
2007	1.53	0.01		(0.02)	(0.01)	(0.01)		(0.23)	(0.24)	1.28	(0.16)	114,455	—		0.87		0.66		41.37
2006	1.45	0.02		0.20	0.22	(0.02)		(0.12)	(0.14)	1.53	14.49	131,016	—		0.87		1.26		43.75
2005	1.45	0.01		0.08	0.09	(0.01)		(0.08)	(0.09)	1.45	5.46	97,557	—		0.87		0.61		31.15
2004	1.32	0.01		0.22	0.23	(0.01)		(0.09)	(0.10)	1.45	18.67	72,131	—		0.89		1.00		33.05
2003(b)	1.00	0.01		0.32	0.33	(0.00	)(e)	(0.01)	(0.01)	1.32	33.16	44,091	0.94	%(c)	0.93	(c)	0.70	(c)	9.68
Small Cap Growth Stock Portfolio
2008(j)	$2.37	$0.00	(e)	$(0.35)	$(0.35)	$—		$—	$—	$2.02	(14.80)%	$457,063	—		0.56	%(c)	(0.09	)%(c)	71.52%
2007	2.38	0.00	(e)	0.22	0.22	0.00	(e)	(0.23)	(0.23)	2.37	9.54	543,986	—		0.55		0.13		143.29
2006	2.53	—		0.18	0.18	—		(0.33)	(0.33)	2.38	6.68	528,612	—		0.55		0.08		82.48
2005	2.30	—		0.25	0.25	—		(0.02)	(0.02)	2.53	11.18	503,008	—		0.56		(0.09)		69.50
2004	1.94	(0.01)		0.37	0.36	—		—	—	2.30	18.80	442,420	—		0.57		(0.30)		87.74
2003	1.46	—		0.48	0.48	—		—	—	1.94	33.06	366,612	—		0.59		(0.35)		84.20
Index 600 Stock Portfolio
2008(j)	$0.93	$0.01		$(0.07)	$(0.06)	$—		$—	$—	$0.87	(7.18)%	$24,823	0.56	%(c)	0.35	%(c)	1.34	%(c)	31.45%
2007(h)	1.00	—		(0.06)	(0.06)	—		(0.01)	(0.01)	0.93	(5.89)	24,039	0.51	(c)	0.35	(c)	2.02	(c)	51.76
Small Cap Value Portfolio
2008(j)	$1.72	$0.01		$(0.04)	$(0.03)	$—		$—	$—	$1.69	(1.57)%	$330,911	—		0.87	%(c)	0.68	%(c)	11.92%
2007	1.84	0.01		(0.02)	(0.01)	(0.01)		(0.10)	(0.11)	1.72	(0.83)	337,973	—		0.86		0.80		33.39
2006	1.64	0.01		0.26	0.27	—		(0.07)	(0.07)	1.84	16.55	324,973	—		0.86		0.66		21.70
2005	1.58	0.01		0.10	0.11	(0.01)		(0.04)	(0.05)	1.64	7.21	245,041	—		0.87		0.63		17.74
2004	1.29	0.01		0.30	0.31	—		(0.02)	(0.02)	1.58	24.57	200,143	—		0.88		0.81		19.22
2003	0.95	0.01		0.33	0.34	—		—	—	1.29	35.15	121,944	—		0.90		0.65		33.78
International Growth Portfolio
2008(j)	$1.82	$0.02		$(0.21)	$(0.19)	$—		$—	$—	$1.63	(10.58)%	$323,001	0.79	%(c)	0.76	%(c)	1.90	%(c)	74.81%
2007	1.77	0.02		0.19	0.21	(0.02)		(0.14)	(0.16)	1.82	12.62	353,426	—		0.78		1.39		105.82
2006	1.48	0.02		0.29	0.31	—		(0.02)	(0.02)	1.77	21.48	272,882	—		0.86		1.14		82.62
2005	1.32	0.01		0.23	0.24	(0.01)		(0.07)	(0.08)	1.48	18.00	167,550	—		0.95		1.01		70.60
2004	1.09	0.01		0.23	0.24	(0.01)		—	(0.01)	1.32	21.59	110,498	—		0.98		0.81		70.84
2003	0.79	0.01		0.30	0.31	(0.01)		—	(0.01)	1.09	38.99	66,690	1.25		1.10		0.79		58.09
Research International Core Portfolio
2008(j)	$1.04	$0.01		$(0.11)	$(0.10)	$—		$—	$—	$0.94	(9.64)%	$48,309	1.62	%(c)	1.15	%(c)	3.23	%(c)	34.59%
2007(h)	1.00	0.01		0. 05	0.06	(0.01)		(0.01)	(0.02)	1.04	5.49	47,347	1.71	(c)	1.15	(c)	1.16	(c)	45.53
International Equity Portfolio
2008(j)	$2.67	$0.05		$(0.43)	$(0.38)	$—		$—	$—	$2.29	(14.38)%	$1,608,506	0.71	%(c)(f)	0.64	%(c)(f)	4.31	%(c)	1.17%
2007	2.33	0.05		0.37	0.42	(0.05)		(0.03)	(0.08)	2.67	18.06	1,902,612	0.70	(f)	0.63	(f)	2.21		15.70
2006	1.81	0.05		0.51	0.56	(0.04)		—	(0.04)	2.33	30.90	1,556,230	0.71	(f)	0.70	(f)	2.53		12.15
2005	1.65	0.04		0.15	0.19	(0.03)		—	(0.03)	1.81	11.52	1,139,260	—		0.71		2.24		3.71
2004	1.41	0.03		0.24	0.27	(0.03)		—	(0.03)	1.65	19.33	980,977	—		0.72		2.23		18.65
2003	1.02	0.03		0.38	0.41	(0.02)		—	(0.02)	1.41	40.46	795,707	—		0.74		2.33		24.87
Emerging Markets Equity Portfolio
2008(j)	$1.24	$0.01		$(0.12)	$(0.11)	$—		$—	$—	$1.13	(8.92)%	$98,276	1.83	%(c)	1.50	%(c)	1.69	%(c)	40.43%
2007(h)	1.00	0.01		0.23	0.24	0.00	(e)	—	0.00 (e)	1.24	24.73	89,563	1.85	(c)	1.50	(c)	1.05	(c)	73.03
(b)	For the period May 1, 2003 (commencement of operations) through December 31, 2003.
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2008. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Financial Highlights, continued

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distribu- tions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Money Market Portfolio
2008(j)	$1.00	$0.02	$—	$0.02	$(0.02)		$—	$(0.02)		$1.00	1.57%	$521,215	—		0.30	%(c)	3.12	%(c)	—%
2007	1.00	0.05	—	0.05	(0.05)		—	(0.05)		1.00	5.28	462,092	—		0.30		5.16		—
2006	1.00	0.05	—	0.05	(0.05)		—	(0.05)		1.00	4.86	390,589	—		0.30		4.77		—
2005	1.00	0.03	—	0.03	(0.03)		—	(0.03)		1.00	2.98	339,858	—		0.30		2.94		—
2004	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.43	344,468	0.30	%(f)	0.00	(f)	1.41		—
2003	1.00	0.01	—	0.01	(0.01)		—	(0.01)		1.00	1.23	399,873	0.30	(f)	0.00	(f)	1.23		—
Short-Term Bond Portfolio
2008(j)	$1.00	$0.02	$0.01	$0.03	$—		$—	$—		$1.03	2.40%	$64,657	—		0.40	%(c)	4.40	%(c)	34.91	%(g)
2007(h)	1.00	0.03	0.00 (e)	0.03	(0.03)		—	(0.03)		1.00	3.10	57,998	—		0.44	(c)	4.80	(c)	72.69	(g)
Select Bond Portfolio
2008(j)	$1.23	$0.03	$(0.01)	$0.02	$—		$—	$—		$1.25	1.63%	$1,160,836	—		0.30	%(c)	5.09	%(c)	47.55	%(g)
2007	1.20	0.05	0.03	0.08	(0.05)		—	(0.05)		1.23	6.39	1,114,647	—		0.30		5.26		104.07	(g)
2006	1.20	0.05	—	0.05	(0.05)		—	(0.05)		1.20	3.74	924,457	—		0.30		4.85		169.55	(g)
2005	1.23	0.05	(0.03)	0.02	(0.04)		(0.01)	(0.05)		1.20	2.22	786,544	—		0.30		4.34		179.05	(g)
2004	1.26	0.05	0.01	0.06	(0.05)		(0.04)	(0.09)		1.23	4.75	661,027	—		0.30		3.99		213.87
2003	1.27	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.26	5.49	621,325	—		0.30		4.03		137.05
Long-Term U.S. Government Bond Portfolio
2008(j)	$1.04	$0.01	$0.01	$0.02	$—		$—	$—		$1.06	1.44%	$51,296	—		0.62	%(c)	2.65	%(c)	227.00	%(g)
2007(h)	1.00	0.03	0.05	0.08	(0.03)		(0.01)	(0.04)		1.04	7.55	35,815	0.72	%(c)	0.65	(c)	4.31	(c)	175.03	(g)
Inflation Protection Portfolio
2008(j)	$1.04	$0.03	$0.01	$0.04	$—		$—	$—		$1.08	3.17%	$55,052	—		0.63	%(c)	5.50	%(c)	36.18	%(g)
2007(h)	1.00	0.03	0.04	0.07	(0.03)		—	(0.03)		1.04	6.83	37,462	0.70	%(c)	0.65	(c)	4.95	(c)	94.74	(g)
High Yield Bond Portfolio
2008(j)	$0.70	$0.03	$(0.03)	$0.00	$—		$—	$—		$0.70	(0.99)%	$281,305	—		0.47	%(c)	7.88	%(c)	26.92%
2007	0.73	0.05	(0.03)	0.02	(0.05)		—	(0.05)		0.70	2.38	292,928	—		0.47		7.43		61.65
2006	0.72	0.05	0.01	0.06	(0.05)		—	(0.05)		0.73	9.77	276,639	—		0.47		7.00		80.94
2005	0.76	0.05	(0.04)	0.01	(0.05)		—	(0.05)		0.72	1.39	244,554	—		0.48		7.16		118.63
2004	0.73	0.05	0.03	0.08	(0.05)		—	(0.05)		0.76	12.76	229,312	—		0.50		7.42		162.00
2003	0.56	0.05	0.12	0.17	(0.00	)(e)	—	(0.00	)(e)	0.73	29.06	199,371	—		0.52		8.66		182.10
Multi-Sector Bond Portfolio
2008(j)	$0.98	$0.02	$(0.03)	$(0.01)	$—		$—	$—		$0.97	(1.53)%	$93,854	—		0.88	%(c)	4.55	%(c)	12.29	%(g)
2007(h)	1.00	0.03	(0.02)	0.01	(0.03)		—	(0.03)		0.98	1.09	74,829	—		0.93	(c)	5.39	(c)	72.85	(g)
Balanced Portfolio
2008(j)	$1.99	$0.03	$(0.13)	$(0.10)	$—		$—	$—		$1.89	(5.22)%	$2,629,215	—		0.30	%(c)	3.18	%(c)	39.68	%(g)
2007	1.97	0.03	0.09	0.12	(0.06)		(0.04)	(0.10)		1.99	6.15	2,896,195	—		0.30		3.23		106.64	(g)
2006	1.86	0.06	0.12	0.18	(0.05)		(0.02)	(0.07)		1.97	10.42	2,949,632	—		0.30		3.11		70.12	(g)
2005	1.87	0.05	0.02	0.07	(0.05)		(0.03)	(0.08)		1.86	3.59	2,905,741	—		0.30		2.85		80.21	(g)
2004	1.85	0.05	0.09	0.14	(0.05)		(0.07)	(0.12)		1.87	7.89	2,983,179	—		0.30		2.71		100.02
2003	1.62	0.05	0.24	0.29	(0.06)		—	(0.06)		1.85	17.99	2,891,488	—		0.30		2.74		69.56
Asset Allocation Portfolio
2008(j)	$1.24	$0.01	$(0.09)	$(0.08)	$—		$—	$—		$1.16	(6.85)%	$280,095	0.59	%(c)	0.53	%(c)	2.49	%(c)	42.14	%(g)
2007	1.22	0.03	0.08	0.11	(0.03)		(0.06)	(0.09)		1.24	9.40	302,292	0.58		0.54		2.64		85.44	(g)
2006	1.16	0.03	0.08	0.11	(0.02)		(0.03)	(0.05)		1.22	9.91	281,863	—		0.59		2.53		86.85	(g)
2005	1.12	0.02	0.06	0.08	(0.02)		(0.02)	(0.04)		1.16	6.99	244,807	—		0.61		2.18		90.04	(g)
2004	1.02	0.02	0.08	0.10	—		—	—		1.12	10.02	196,568	—		0.64		1.90		116.65
2003	0.86	0.02	0.16	0.18	(0.02)		—	(0.02)		1.02	20.63	130,478	—		0.73		1.83		103.77
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect for the period December 2, 2002 through December 31, 2004 (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). The fee waiver ended on December 31, 2004.

(g)	Portfolio Turnover rate excludes the impact of mortgage dollar roll transactions.
(h)	For the period April 30, 2007 (commencement of operations) through December 31, 2007.
(j)	For the six months ended June 30, 2008. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2008 (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, and the Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and its segregated asset accounts.

On April 30, 2008, the following Portfolio names changed:

Old Name	New Name
Janus Capital Appreciation Portfolio	Focused Appreciation Portfolio
Capital Guardian Large Cap Blend Portfolio	Large Cap Blend Portfolio
American Century Large Company Value Portfolio	Large Company Value Portfolio
Capital Guardian Domestic Equity Portfolio	Domestic Equity Portfolio
T. Rowe Price Equity Income Portfolio	Equity Income Portfolio
AllianceBernstein Mid Cap Value Portfolio	Mid Cap Value Portfolio
T. Rowe Price Small Cap Value Portfolio	Small Cap Value Portfolio
MFS® Research International Core Portfolio	Research International Core Portfolio
Franklin Templeton International Equity Portfolio	International Equity Portfolio
MFS® Emerging Markets Equity Portfolio	Emerging Markets Equity Portfolio
PIMCO Long-Term U.S. Government Bond Portfolio	Long-Term U.S. Government Bond Portfolio
American Century Inflation Protection Portfolio	Inflation Protection Portfolio
PIMCO Multi-Sector Bond Portfolio	Multi-Sector Bond Portfolio

Note 2. Significant Accounting Policies

A. Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Security Valuation — Stocks listed on a national or foreign stock exchange are generally valued at the last sale or official closing price on the exchange on which the security is principally traded. If there has been no sale on such exchange, the security is valued at the final bid price. Stocks traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price if no sales have occurred. Bonds are generally valued on the basis of vendor prices. Futures are valued at settlement prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by a pricing service. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Notes to Financial Statements

Notes to Financial Statements

C. When-Issued Transactions — Certain Portfolios may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Portfolio will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

D. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

E. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

F. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

G. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

H. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

Notes to Financial Statements

Notes to Financial Statements

I. Written Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Long-Term U.S. Government Bond			Multi-Sector Bond
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2007	11	$28	$6	196	$196	$94
Sales	448	448	5	90	90	89
Closing Buys	(459)	(476)	(11)	(122)	(122)	(79)
Expirations	—	—	—	(114)	(114)	(53)
Exercised	—	—	—	—	—	—
Balance at 6/30/2008	—	$—	$—	50	$50	$51

J. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, investment style risk and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal. Total return swap agreements involve commitments to pay interest or a return in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a certain return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and may take delivery of the security. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of

Notes to Financial Statements

Notes to Financial Statements

the measurement period are reflected on the Statements of Assets and Liabilities. Upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Certain Portfolios maintain restricted cash deposits with brokers to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

K. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2008, the Select Bond and Balanced Portfolios earned $597,211 and $491,145, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2008, the value of outstanding securities on loan and the value of collateral amounted to the following:

Portfolio	Value of Securities on Loan	Value of Collateral
Select Bond	$78,750,648	$80,033,250
Balanced	$72,521,360	$74,040,000

As of June 30, 2008, collateral received for securities on loan is invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

L. Capital Gains Taxes — The International Growth, Research International Core, International Equity, Emerging Markets Equity, Balanced and Asset Allocation Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains and repatriation taxes. The provision for income taxes is included in net unrealized appreciation (depreciation) on investments and net realized gain (loss) on investments in the Statement of Operations for the Portfolios.

M. Investment Income and Securities Transactions — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2008, transactions in securities other than money market investments were:

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Growth Stock	$150,948	$—	$170,472	$—
Focused Appreciation	112,160	—	67,924	—
Large Cap Core Stock	132,695	—	125,525	—
Large Cap Blend	16,100	—	9,510	—
Index 500 Stock	22,753	—	69,798	—
Large Company Value	10,682	—	3,442	—
Domestic Equity	121,697	—	112,937	—
Equity Income	39,708	—	27,372	—
Mid Cap Growth Stock	240,796	—	278,097	—
Index 400 Stock (a)	18,905	—	43,699	—

Notes to Financial Statements

Notes to Financial Statements

Portfolio	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
	(Amounts in thousands)
Mid Cap Value	$17,762	$—	$20,358	$—
Small Cap Growth Stock	314,907	—	327,348	—
Index 600 Stock (b)	8,287	—	6,208	—
Small Cap Value	37,883	—	37,884	—
International Growth	232,331	—	227,117	—
Research International Core	23,114	—	16,191	—
International Equity	43,355	—	18,700	—
Emerging Markets Equity	56,829	—	37,770	—
Short-Term Bond	16,629	17,830	3,843	16,572
Select Bond	386,662	293,134	228,980	340,809
Long-Term U.S. Government Bond	48,966	53,048	62,787	39,218
Inflation Protection	17,142	16,907	8,788	8,455
High Yield Bond	72,002	—	69,399	—
Multi-Sector Bond	146,406	—	124,906	—
Balanced	720,947	333,340	838,726	398,161
Asset Allocation	84,775	21,645	87,656	20,031

(a)	Includes (in thousands) $692 of purchases and $33 of sales with affiliates
(b)	Includes (in thousands) $33 of purchases and $692 of sales with affiliates

N. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund when applicable.

O. Fair Value Measurements — In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 — fair value is determined by quoted prices in active markets for identical securities

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets at June 30, 2008:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
Growth Stock*	$621,179	$(1,218)	$31,664	$—	$—	$—	$652,843	$(1,218)
Focused Appreciation*	253,511	—	23,777	—	—	—	277,288	—
Large Cap Core Stock*	471,076	—	8,098	—	—	—	479,174	—
Large Cap Blend*	35,493	—	1,300	—	—	—	36,793	—
Index 500 Stock	1,754,940	(1,751)	29,876	—	—	—	1,784,816	(1,751)
Large Company Value	32,731	(85)	1,846	—	—	—	34,577	(85)
Domestic Equity	350,231	—	21,518	—	—	—	371,749	—
Equity Income	190,037	—	438	—	585	—	191,060	—
Mid Cap Growth	1,075,125	(887)	44,069	—	—	—	1,119,194	(887)
Index 400 Stock	477,358	(2,036)	35,984	—	—	—	513,342	(2,036)

Notes to Financial Statements

Notes to Financial Statements

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^	Investments in Securities	Other Financial Instruments^
Mid Cap Value	$103,075	$—	$2,800	$—	$—	$—	$105,875	$—
Small Cap Growth Stock	418,911	(920)	39,956	—	—	—	458,867	(920)
Index 600 Stock	19,917	—	4,696	(379)	—	—	24,613	(379)
Small Cap Value	330,603	—	1,685	—	—	—	332,288	—
International Growth	60,272	—	261,007	(84)	—	—	321,279	(84)
Research International Core	3,824	—	44,348	—	—	—	48,172	—
International Equity	175,406	—	1,428,841	—	—	—	1,604,246	—
Emerging Markets Equity	50,448	—	47,811	(4)	—	—	98,259	(4)
Money Market	—	—	526,850	—	—	—	526,850	—
Short-Term Bond	—	82	64,224	—	—	—	64,224	82
Select Bond	—	(1,506)	1,285,693	—	458	—	1,286,151	(1,506)
Long-Term U.S. Government Bond	—	214	49,000	4,791	—	—	49,000	5,005
Inflation Protection	1	—	54,361	—	—	338	54,362	338
High Yield Bond	—	—	276,305	—	—	—	276,305	—
Multi-Sector Bond	—	(427)	109,454	(4,869)	—	—	109,454	(5,296)
Balanced	968,984	(11,174)	1,789,370	(22,763)	—	—	2,758,354	(33,937)
Asset Allocation	118,257	(1,970)	164,222	(12)	—	—	282,479	(1,982)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
*	On June 30, 2008, this Portfolio did not hold any derivative instruments.

The following is a reconciliation of the Portfolios’ Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Inflation Protection Portfolio
	Investments in Securities	Other Financial Instruments
Balance on 12/31/2007	$—	$—
Change in Unrealized Appreciation (Depreciation)	—	291
Transfers In/Out of Level 3	—	47

Balance on June 30, 2008	$—	$338

P. Recent Accounting Pronouncements — Effective June 29, 2007, the Portfolios adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any interest and penalties as an operating expense.

Implementation of FIN 48 requires management of the Portfolios to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 year ends). The Portfolios have no examinations in progress and none are expected at this time.

Management of the Portfolios has reviewed all open tax years and major jurisdictions and concluded the adoption of FIN 48 resulted in no impact to the Portfolios' net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

In addition, in March 2008, the Financial Accounting Standards Board issued Standard No. 161, Disclosures about

Notes to Financial Statements

Notes to Financial Statements

Derivative Instruments and Hedging Activities (“FAS 161”) effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios’ financial statement disclosures.

Note 3. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	0.20%
Index 400 Stock	0.25%
Mid Cap Value	0.85%
Small Cap Value	0.85%
Money Market	0.30%
Select Bond	0.30%
Balanced	0.30%

For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock	0.60%	0.50%	0.40%
Large Cap Core Stock	0.60%	0.50%	0.40%
Mid Cap Growth Stock	0.80%	0.65%	0.50%
Small Cap Growth Stock	0.80%	0.65%	0.50%
International Equity	0.85%	0.65%	0.65%
High Yield Bond	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity	0.65%	0.55%	0.50%
Large Company Value	0.72%	0.67%	0.62%
International Growth	0.75%	0.65%	0.55%
Short-Term Bond	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond	0.555%	0.515%	0.495%
Inflation Protection	0.58%	0.55%	0.49%
Multi-Sector Bond	0.79%	0.78%	0.77%
Asset Allocation	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend	0.77%	0.70%	0.62%	0.56%
Research International Core	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock	0.25%	0.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity	1.14%	1.08%	0.96%	0.78%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation	0.90%	April 30, 2009
Large Cap Blend	0.85%	April 30, 2009
Large Company Value	0.80%	April 30, 2009
Domestic Equity	0.75%	April 30, 2009
Equity Income	0.75%	April 30, 2009
Mid Cap Value	1.00%	April 30, 2009
Index 600 Stock	0.35%	April 30, 2009
Small Cap Value	1.00%	April 30, 2009
International Growth	1.10%	April 30, 2009
Research International Core	1.15%	April 30, 2009
Emerging Markets Equity	1.50%	April 30, 2009
Short-Term Bond	0.45%	April 30, 2009
Long-Term U.S. Government Bond	0.65%	April 30, 2009
Inflation Protection	0.65%	April 30, 2009
Multi-Sector Bond	0.95%	April 30, 2009
Asset Allocation	0.75%	April 30, 2009

With respect to the International Equity Portfolio, MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio's first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA's fee waiver agreement extends at least until April 30, 2009.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2009.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees.

Notes to Financial Statements

Notes to Financial Statements

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2008, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock	$522
Focused Appreciation	527
Large Cap Core Stock	564
Large Cap Blend	258
Index 500 Stock	796
Domestic Equity	745
Equity Income	496
Mid Cap Growth Stock	545
Index 400 Stock	651
Mid Cap Value	473
Small Cap Growth Stock	1,142
Index 600 Stock	297
Small Cap Value	1,701
Short-Term Bond	959
High Yield Bond	757
Asset Allocation	662

Janus Capital Management LLC (“Janus”), Capital Guardian Trust Company (“Capital Guardian”), American Century Investment Management, Inc. (“American Century”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), AllianceBernstein L.P. (“AllianceBernstein”), Massachusetts Financial Services Company (“MFS®”), Templeton Investment Counsel LLC (“Templeton”), and Pacific Investment Management Company LLC (“PIMCO”) have been retained under investment sub-advisory agreements to provide investment advice and, in general, to conduct the management investment programs of the Focused Appreciation Portfolio, Large Cap Blend and Domestic Equity Portfolios, Large Company Value and Inflation Protection Portfolios, Equity Income and Small Cap Value Portfolios, Mid Cap Value Portfolio, Research International Core and Emerging Markets Equity Portfolios, International Equity Portfolio, and the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios, respectively. Pursuant to an Investment Sub-Advisory Agreement dated May 6, 2008, Templeton has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio.

MSA pays Janus 0.55% on the first $100 million of the Focused Appreciation Portfolio’s assets, 0.50% on the next $400 million, and 0.45% on assets in excess of $500 million. For the Large Cap Blend Portfolio, MSA pays Capital Guardian 0.46% on the first $150 million of the Portfolio’s assets, 0.40% on the next $150 million, 0.35% on the next $200 million, and 0.30% on assets in excess of $500 million. For the Domestic Equity Portfolio, MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less, and 0.275% on net assets in excess of $100 million. A fee discount may apply based on the aggregated annual fees paid on assets managed by Capital Guardian for Northwestern Mutual and its affiliates. MSA pays American Century 0.47% on the first $100 million, 0.42% on the next $150 million, and 0.38% on assets in excess of $250 million for the Large Company Value Portfolio. MSA pays American Century 0.32% on the first $100 million, 0.30% on the next $150 million, and 0.25% on assets in excess of $250 million for the Inflation Protection Portfolio. For the Equity Income Portfolio, MSA pays T. Rowe Price 0.40% on the first $250 million of the Portfolio’s assets, 0.375% on the next $250 million, and 0.35% on assets in excess of $500 million. MSA pays T. Rowe Price an annual rate of 0.60% of the Small Cap Value Portfolio’s average daily net assets. MSA pays AllianceBernstein 0.72% on the first $25 million of the Mid Cap Value Portfolio’s assets, 0.54% on the next $225 million, and 0.50% on assets in excess of $250 million, with a minimum amount of $16,000. MSA pays MFS® 0.55% on the first $250 million, 0.50% on the next $250 million, 0.45% on the next $500 million, and 0.40% on assets in excess of $1 billion for the Research International Core Portfolio. MSA pays MFS® 0.80% on the first $250 million, 0.75% on the next $250 million, 0.65% on the next $500 million, and 0.50% on assets in excess of $1 billion for the Emerging Markets Equity Portfolio. MSA pays Templeton 0.50% on the first $100 million of the International Equity Portfolio’s assets, 0.35% on the next $50 million, 0.30% on the next $350 million, 0.25% on the next $500 million, 0.20% on the next $500 million, and 0.15% in excess of $1.5 billion, and Templeton pays Franklin Templeton Investments (Asia) Limited seven-tenths of the compensation it receives from MSA. For the Long-Term U.S. Government Bond Portfolio, MSA pays PIMCO 0.225% of the average daily net assets of the portfolio and for the Multi-Sector Bond Portfolio, MSA pays PIMCO 0.455% of the average daily net assets of the Portfolio.

Note 4. Federal Income Tax Matters

Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

Notes to Financial Statements

Notes to Financial Statements

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31st are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2007 is provided below:

	Post-October Losses		Capital Loss Carryovers
Portfolio	Capital	Foreign Currency	Amount	Expiration	Utilized in 2007	Expired in 2007
	(Amounts in Thousands)
Growth Stock	$—	$—	$—	—	$9,516	$—
Focused Appreciation	—	—	—	—	—	—
Large Cap Core Stock	—	—	84,501	2011-2012	42,719	—
Large Cap Blend	299	—	—	—	—	—
Index 500 Stock	—	—	—	—	—	—
Large Company Value	15	—	—	—	—	—
Domestic Equity	—	—	—	—	—	—
Equity Income	—	—	—	—	—	—
Mid Cap Growth Stock	—	—	—	—	—	—
Index 400 Stock	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—
Small Cap Growth Stock	—	—	—	—	—	—
Index 600 Stock	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—
International Growth	—	56	—	—	—	—
Research International Core	—	4	—	—	—	—
International Equity	—	338	—	—	—	—
Emerging Markets Equity	—	23	—	—	—	—
Money Market	—	—	13	2010 -2014	—	—
Short-Term Bond	40	—	76	2015	—	—
Select Bond	—	—	16,696	2013-2014	3,392	—
Long-Term U.S. Government Bond	—	—	—	—	—	—
Inflation Protection	—	—	—	—	—	—
High Yield Bond	329	—	53,785	2008-2014	675	14,201
Multi-Sector Bond	—	196	—	—	—	—
Balanced	—	—	—	—	—	—
Asset Allocation	—	—	—	—	—	—

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. Distributions for 2008 will be paid in August 2008. The tax character of distributions paid for the year ended December 31, 2007 was as follows:

	2007 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Return of Capital
	(Amounts in Thousands)
Growth Stock	$6,654	$—	$—
Focused Appreciation	79	272	—
Large Cap Core Stock	6,345	—	—
Large Cap Blend	370	—	—
Index 500 Stock	35,452	76,507	—
Large Company Value	397	2	—
Domestic Equity	10,843	15,394	—
Equity Income	5,943	20,097	—
Mid Cap Growth Stock	9,438	106,812	—
Index 400 Stock	8,654	29,612	—
Mid Cap Value	5,009	13,911	—
Small Cap Growth Stock	3,407	45,726	—
Index 600 Stock	105	—	102
Small Cap Value	4,900	15,260	—
International Growth	2,744	24,163	—
Research International Core	798	—	—
International Equity	32,959	21,809	—

Notes to Financial Statements

Notes to Financial Statements

	2007 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain	Return of Capital
	(Amounts in Thousands)
Emerging Markets Equity	$234	$—	$—
Money Market	21,766	—	—
Short-Term Bond	1,678	—	—
Select Bond	40,788	—	—
Long-Term U.S. Government Bond	837	180	—
Inflation Protection	983	—	—
High Yield Bond	17,960	—	—
Multi-Sector Bond	2,006	33	—
Balanced	91,830	50,253	—
Asset Allocation	7,648	12,908	—

As of December 31 2007, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in Thousands)
Growth Stock	$6,332	$39,361	$—	$144,042
Focused Appreciation	764	6,366	—	60,030
Large Cap Core Stock	7,217	—	(84,502)	109,512
Large Cap Blend	1	—	(299)	(2,507)
Index 500 Stock	38,999	53,003	—	665,723
Large Company Value	79	—	(15)	(2,441)
Domestic Equity	19,619	22,547	—	(14,786)
Equity Income	672	3,845	—	11,371
Mid Cap Growth Stock	31,441	108,595	—	213,855
Index 400 Stock	10,170	46,051	—	88,948
Mid Cap Value	123	2,031	—	87
Small Cap Growth Stock	26,367	55,588	—	25,305
Index 600 Stock	—	12	—	(1,678)
Small Cap Value	5,364	22,726	—	45,342
International Growth	6,036	31,898	(56)	53,023
Research International Core	306	—	(4)	1,068
International Equity	62,359	121,603	(338)	658,694
Emerging Markets Equity	599	—	(23)	13,876
Short-Term Bond	7	—	(116)	116
Select Bond	52,811	—	(16,697)	1,677
Long-Term U.S. Government Bond	437	342	—	605
Inflation Protection	42	—	—	1,132
High Yield Bond	21,340	—	(54,114)	(10,435)
Multi-Sector Bond	—	217	(196)	(874)
Balanced	32,198	696,296	—	246,984
Asset Allocation	9,607	19,113	—	27,967

Note 5. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2008 and the year ended December 31, 2007 are summarized below:

Portfolio	2008 Reimbursements	2007 Reimbursements
International Growth	$298,221	$379,759
International Equity	3,039,239	3,435,866
Research International Core	109,211	50,124
Emerging Markets Equity	84,477	74,978

Note 6. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available (i) on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.nmfn.com.

Proxy Voting and Portfolio Holdings

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

The name, address and year of birth of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2008. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his or her successor is elected and qualifies or until his or her earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of his or her election or appointment to the Board. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-455-2232.

Independent Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh 720 East Wisconsin Avenue Milwaukee, WI 53202 1939	Director	Since 1997	27	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Financial consulting. Adjunct Faculty Member, Howard University (1998-2004).
Michael G. Smith 720 East Wisconsin Avenue Milwaukee, WI 53202 1944	Director	Since 2003	27	Trustee of The Ivy Family of Funds (2 registered investment companies — 28 portfolios) and Director of the TDAX Funds, Inc. (5 portfolios)

Principal Occupation During Past 5 Years: Private investor; retired since 1999.
Miriam M. Allison 720 East Wisconsin Avenue Milwaukee, WI 53202 1947	Director	Since 2006	27	None

Principal Occupation During Past 5 Years: Rancher since 2004. Real estate developer since 2002. From 2001 to 2005, Chairman of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.), a mutual fund service provider.
Robert H. Huffman III 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Director	Since 2007	27	None

Principal Occupation During Past 5 Years: Co-Founder and Managing Partner of Relative Value Partners, LLC, a registered investment adviser since 2004; prior thereto, Head of Fixed Income Sales, Midwest Region, Citigroup, Inc. (formerly Salomon Brothers).
Michael M. Knetter 720 East Wisconsin Avenue Milwaukee, WI 53202 1960	Director	Since 2007	27	Trustee of The Neuberger Berman Family of Funds (11 registered investment companies — 61 portfolios). Wausau Paper Corp. and Great Wolf Resorts, Inc.

Principal Occupation During Past 5 Years: Dean of University of Wisconsin-Madison School of Business since 2002.

Director and Officer Information

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

Other Directors
Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore 720 East Wisconsin Avenue Milwaukee, WI 53202 1945	Chairman and Director	Since 2000	27	Manpower, Inc.; Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: President and Chief Executive Officer of Northwestern Mutual since 2001.

Executive Officers

Name, Address, and Year of Birth	Position	Length of Time Served
Mark G. Doll 720 East Wisconsin Avenue Milwaukee, WI 53202 1949	President	Since 2003

Principal Occupation During Past 5 Years: Senior Vice President of Northwestern Mutual; President and Director of Mason Street Advisors, LLC since 2002.
Walter M. Givler 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President of Investment Accounting for Northwestern Mutual since 2002; Vice President and Associate Controller, 2002.
Kate M. Fleming 720 East Wisconsin Avenue Milwaukee, WI 53202 1962	Vice President — Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President — Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual.
Barbara E. Courtney 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002.
Michael W. Zielinski 720 East Wisconsin Avenue Milwaukee, WI 53202 1974	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual from 2004-2006; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004; Legal Compliance Officer, US Bancorp Fund Services, LLC (mutual fund service provider) from 2001 to 2003.
Randy M. Pavlick 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors, LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.) (mutual fund service provider) from 1993 to 2004.

Director and Officer Information

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”), including its Independent Directors, considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis.

At its February 21, 2008 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (collectively, the “Investment Advisory Agreements”). At its May 6, 2008 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Investment Sub-Advisory Agreements, with certain non-substantive amendments, between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Emerging Markets Equity Portfolio and the Research International Core Portfolio, between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the International Equity Portfolio, and between Mason Street Advisors and Capital Guardian Trust Company (“Cap Guardian”) relating to the Large Cap Blend Portfolio and the Domestic Equity Portfolio. (MFS, Templeton and Cap Guardian are collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”)

Factors Considered

In determining whether to approve the continuance of the Investment Advisory Agreements and the Sub-Advisory Agreements on behalf of the Series Fund, the Directors requested and received detailed information from Mason Street Advisors and the Sub-Advisers to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the Directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising the Directors of their responsibilities in connection with the renewal of the Investment Advisory Agreements and the Sub-Advisory Agreements, and summarizing the legal standards governing the review of these Agreements. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel to the Independent Directors.

Continuation of the Investment Advisory Agreements Between the Series Fund and Mason Street Advisors

The material factors and conclusions that formed the basis for the Board’s determination at its February 21, 2008 meeting to approve the continuance of the Investment Advisory Agreements with respect to each Portfolio include those discussed below. In addition to the information provided to them throughout the year, the Directors considered their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates. The Directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the Directors included Mason Street Advisors’ investment personnel, the experience of the portfolio managers of the Portfolios, and its commitment to reinvesting in its business as demonstrated by additions to

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

the professional and compliance personnel overseeing the Portfolios. The Directors also considered the impact of portfolio manager changes that Mason Street Advisors had implemented in connection with certain of the Portfolios, as well as the increased use of portfolio analytics put in place with respect to the Portfolios managed by Mason Street Advisors. The Directors also considered the scope of the services provided by Mason Street Advisors, Mason Street Advisors’ experience, and the performance of the Portfolios. The Directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Series Fund. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

Investment Performance. The Directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the Directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The Directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The Directors were also presented with information from the portfolio managers regarding the relevant market and the factors resulting in the performance of each Portfolio. In addition to performance information presented at the meeting, the Directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the Directors provided greater weight to longer-term performance.

The Directors noted that 16 of the Portfolios were ranked in the top two quartiles for performance by Lipper for the five-year (or, for those Portfolios which commenced operations on April 30, 2007, three-month) period ended December 31, 2007. Regarding these Portfolios, and based on its review of the various measures and periods of investment performance, and the explanations for the factors resulting in the shorter term performance of certain of the Portfolios, the Board concluded that it was satisfied with the relative investment performance of these Portfolios over time. Regarding the relative performance of the other Portfolios over various periods of time, the Board considered the explanations for the performance and the steps being taken to improve and monitor the performance, including the recent restructuring of certain investment teams by Mason Street Advisors, and concluded that the performance of these Portfolios was being properly addressed.

Management Fees and Other Expenses. In evaluating the management fees paid by the Portfolios, the Directors considered the actual and contractual fees paid by each Portfolio under the Investment Advisory Agreements and the expense waiver agreements that were in place for certain of the Portfolios. The Directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The Directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The fact that the Investment Advisory Agreements require Mason Street Advisors to be responsible for many of the administrative and operational expenses, in addition to the investment management expenses, of the Portfolios was also considered. The Directors did not consider the management fees charged to other Mason Street Advisors clients as relevant, because substantially all of those accounts were managed for affiliates of Mason Street Advisors and, as such, those accounts were priced based on different factors and considerations. In some instances, these accounts had investment objectives and policies different than the Portfolios. The Directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The Directors noted that 18 of the Portfolios were in the top Lipper quintile (meaning lowest expenses) of their respective peer groups, five were in the second quintile, two were in the third quintile and two were in the fourth quintile, with respect to total net operating expenses. With respect to the two Portfolios in the fourth quintile, the Directors considered the nature of the expenses which had contributed to the higher total net operating expenses and noted that expense caps were in place with respect to each such Portfolio. In considering the level of management fees, the Directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

agreements. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the Directors, the Directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability. The Directors also considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products of which the Portfolios are investment options. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with each of the Portfolios. Mason Street Advisors provided a profitability analysis for each Portfolio that included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of Mason Street Advisors for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the Directors also considered services provided by affiliates of Mason Street Advisors. The Directors also received information on soft dollar arrangements, including its policies for allocating brokerage and research services, and any other benefits to Mason Street Advisors or its affiliates arising from the Portfolios.

The Directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the Directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

The material factors and conclusions that formed the basis for the Board’s determination at its May 6, 2008 meeting to approve the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meetings by Mason Street Advisers and the Sub-Advisers, the Directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their discussions with representatives of Mason Street Advisers, its affiliates and the Sub-Advisers. The Directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios, as well as information from Mason Street Advisors regarding on-site due diligence visits which had been conducted with each Sub-Adviser. The Directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the Directors included the Sub-Adviser’s investment personnel, the experience of the portfolio managers of each of the Sub-Advised Portfolios, and any changes in key personnel. The Directors considered recent personnel changes at Cap Guardian and concluded that overall, they did not believe that the changes would impact the level of service provided. The Directors also considered the scope of the services provided by the Sub-Advisers, noting that there were no changes in the services provided. With respect to Templeton, the Directors considered that Templeton had entered into an agreement with Franklin Templeton Investments (Asia) Limited to provide investment management advice and assistance with respect to the International Equity Portfolio. The Directors noted that the arrangement would not result in any changes to the services provided to the Portfolio by Templeton but would merely preserve the status quo. Consideration was also given to the Sub-Advisers’ reputations as leaders in providing investment management services, the Sub-Advisers’ experience and the performance of the Sub-Advised Portfolios. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by Sub-Advisers on behalf of the respective Sub-Advised Portfolios, and the resources committed by each Sub-Adviser in providing those services.

Investment Performance. The Directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance for each Sub-Advised Portfolio for both short and long-term periods, the Directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The Directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The Directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. In addition to performance information presented at the meeting, the Directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the Directors provided greater weight to longer term performance.

With respect to the relative performance of the Domestic Equity Portfolio and the Large Cap Blend Portfolio, the Directors considered Cap Guardian’s explanations for the underperformance and the steps being taken to improve performance. Based on Cap Guardian’s explanation and the Directors’ experience with and knowledge of the nature and quality of services provided by Cap Guardian, the Directors concluded that the performance of these Portfolios was being properly addressed and that they remained confident in Cap Guardian’s ability to manage the Portfolios. The Directors also considered Templeton’s explanations for its shorter-performance over the recent period. For the reasons and based on the discussion summarized above, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. In evaluating the management fees and total expenses paid by the Sub-Advised Portfolios, the Directors considered the actual and contractual fees paid by each Sub-Advised Portfolio, as presented in connection with the review of the Series Fund’s investment management agreement with Mason Street Advisors. The Directors also considered the sub-advisory fees, which fees are paid by Mason Street Advisers out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisers for similarly managed sub-advised accounts. The Directors also considered a comparison of the actual and contractual management fees of the Sub-Advised Portfolios and those of an independently selected peer group of mutual funds for each of the Sub-Advised Portfolios. The Directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between the each Sub-Advised Portfolio and Mason Street Advisors. In considering the level of management fees, the Directors also considered the size of the Sub-Advised Portfolios, the increase in management, compliance and related costs, expenses assumed by Mason Street Advisors, and the existing expense cap arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio. The Directors considered the comparative data as a tool to help assess the reasonableness of each Sub-Advised Portfolio’s advisory fee, though they noted that it was difficult to make precise comparisons with other funds because the exact nature of services provided to peer funds is often not apparent.

The Directors also considered the total operating expenses of each of the Sub-Advised Portfolios and compared those expenses with those of each Sub-Advised Portfolio’s respective peer group. The Directors noted in particular the favorable Lipper expense rankings of the Portfolios sub-advised by Templeton and Cap Guardian.

Based on their review of the above information and other factors deemed relevant by the Directors, the Directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability. The Directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. The Directors also considered the profitability of Mason Street Advisors. In cases where profitability information had not been provided, the Directors noted that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The Directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. In connection with their review, the Directors were presented with information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from the Sub-Advised Portfolios, including the Sub-Advisers’ policies for allocating brokerage for brokerage and research services. Based on their review, the Directors concluded that they were satisfied that the fees paid by each of the Sub-Advised Portfolios was not excessive.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Other Information

The Directors were presented with other information intended to assist them in their consideration of the continuation of the Investment Advisory Agreements and Sub-Advisory Agreements, including information regarding brokerage commissions, portfolio turnover, business continuity, compliance procedures, code of ethics, litigation and regulatory matters and business structure and history.

Conclusions of the Directors

Based on a consideration of all information they deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interests of each Portfolio to approve the continuation of the Investment Advisory Agreements between Series Fund and Mason Street Advisors and each of the Sub-Advisory Agreements between Mason Street Advisors and the Sub-Advisers.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual®

PO BOX 3095
Milwaukee WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses or offering circulars may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.** The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-888-455-2232, www.northwesternmutual.com

Product Distributor: **Northwestern Mutual Investment Services, LLC (NMIS)**, Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC.

The Northwestern Mutual
Life Insurance Company • Milwaukee, WI
www.northwesternmutual.com

14-1558 (0107) (REV 0708)

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

[Attached EDGARIZED ANNUAL REPORT]

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 7, 2008

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 7, 2008